                            File Number: 333-140230

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                          Pre-Effective Amendment Number


                        Post-Effective Amendment Number 3


                            Registration Statement

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                           VARIABLE ANNUITY ACCOUNT
             (formerly Minnesota Mutual Variable Annuity Account)

                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
                              (Name of Depositor)

            400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)

                             Dwayne C. Radel, Esq.
                   Senior Vice President and General Counsel
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will became effective (check appropriate box)
[_] Immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i)
[_] on (date) pursuant to paragraph (a) (i)
[_] 75 days after filing pursuant to paragraph (a) (ii)

[_] on (date) pursuant to paragraph (a) (ii) of Rule 485.

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                           Variable Annuity Account

                      Cross Reference Sheet to Prospectus

Form N-4

Item Number Caption in Prospectus

1. Cover Page

2. Special Terms and How To Contact Us

3. An Overview of Contract Features

4. Condensed Financial Information; Performance Data - Appendix A

5. General Information

6. Contract Charges and Fees

7. Description of the Contract

8. Annuitization Benefits and options

9. Death Benefits

10. Description of the contract; purchase payments, purchase payments and Value of the contract; contract Charges and Fees - Deferred Sales Charge

11. Description of the Contract; Redemptions, Withdrawals and Surrender

12. Federal Tax Status

13. Not Applicable

14. Table of Contents of the Statement of Additional Information

MULTIOPTION EXTRA
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY

[LOGO] MINNESOTA LIFE

400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098 . TELEPHONE:
1-800-362-3141 . HTTP://WWW.MINNESOTALIFE.COM

This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract (the "contract") offered by the Minnesota Life Insurance Company. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

This contract is NOT:
  .  a bank deposit or obligation
  .  federally insured
  .  endorsed by any bank or government agency

We will add a credit enhancement to your contract value each time you make a purchase payment during the first contract year. The expenses for this annuity may be higher than the expenses of an annuity without a credit enhancement. We recover the cost of providing the credit enhancements through higher fees and expenses. The credit enhancements may, over time, be more than offset by the higher expenses.

Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s)
("Portfolio(s)") you select for amounts allocated to the variable annuity account. You bear the entire investment risk for amounts allocated to those Portfolios.

You may invest your contract values in our variable annuity account or certain fixed investment options that are available.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:

[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

ADVANTUS SERIES FUND, INC.
..  BOND PORTFOLIO -- CLASS 2 SHARES
..  INDEX 400 MID-CAP PORTFOLIO -- CLASS 2 SHARES
..  INDEX 500 PORTFOLIO -- CLASS 2 SHARES
..  INTERNATIONAL BOND PORTFOLIO -- CLASS 2 SHARES
..  MONEY MARKET PORTFOLIO
..  MORTGAGE SECURITIES PORTFOLIO -- CLASS 2 SHARES
..  REAL ESTATE SECURITIES PORTFOLIO -- CLASS 2 SHARES

[LOGO]

AIM VARIABLE INSURANCE FUNDS
..  AIM V.I. BASIC BALANCED FUND -- SERIES II SHARES
..  AIM V.I. CAPITAL APPRECIATION FUND -- SERIES II SHARES
..  AIM V.I. CORE EQUITY FUND -- SERIES II SHARES
..  AIM V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
..  INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

                                     [LOGO]
                                American Century
                                 Investments/R/

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
..  VP INCOME & GROWTH FUND -- CLASS II SHARES
..  VP ULTRA(R) FUND -- CLASS II SHARES
..  VP VALUE FUND -- CLASS II SHARES
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..  VP INFLATION PROTECTION FUND -- CLASS II SHARES

[LOGO] Fidelity/(R)/
       INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
..  CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 SHARES
..  EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..  HIGH INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..  MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

 LOGO

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..  FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES
..  FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2 SHARES
.. FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES .. MUTUAL SHARES SECURITIES FUND -- CLASS 2 SHARES
..  TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2 SHARES

 LOGO

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
.. IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* .. IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
..  IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
..  IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
.. IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* *THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
 SHARES OF UNDERLYING FUNDS, SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

 LOGO

JANUS ASPEN SERIES
..  BALANCED PORTFOLIO -- SERVICE SHARES
..  FORTY PORTFOLIO -- SERVICE SHARES
..  INTERNATIONAL GROWTH PORTFOLIO -- SERVICE SHARES
..  MID CAP VALUE PORTFOLIO -- SERVICE SHARES

 LOGO

MFS(R) VARIABLE INSURANCE TRUST /SM/
..  INVESTORS GROWTH STOCK SERIES -- SERVICE SHARES
..  MID CAP GROWTH SERIES -- SERVICE SHARES
..  NEW DISCOVERY SERIES -- SERVICE SHARES
..  VALUE SERIES -- SERVICE SHARES

 LOGO

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
..  NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES

 LOGO

OPPENHEIMER VARIABLE ACCOUNT FUNDS

..  CAPITAL APPRECIATION FUND/VA -- SERVICE SHARES (FORMERLY KNOWN AS STRATEGIC
   GROWTH PORTFOLIO)

..  HIGH INCOME FUND/VA -- SERVICE SHARES
..  MAIN STREET SMALL CAP FUND(R)/ VA -- SERVICE SHARES
PANORAMA SERIES FUND, INC.
..  INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

 LOGO

PUTNAM VARIABLE TRUST
..  PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES
..  PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES
..  PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IB SHARES
..  PUTNAM VT NEW VALUE FUND -- CLASS IB SHARES
..  PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

 LOGO

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
..  EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES
..  U.S. MID CAP VALUE PORTFOLIO -- CLASS II SHARES
VAN KAMPEN LIFE INVESTMENT TRUST

..  CAPITAL GROWTH PORTFOLIO -- CLASS II SHARES

..  COMSTOCK PORTFOLIO -- CLASS II SHARES
..  GROWTH AND INCOME PORTFOLIO -- CLASS II SHARES



 LOGO

W&R TARGET FUNDS, INC.
..  W&R TARGET ASSET STRATEGY PORTFOLIO
..  W&R TARGET BALANCED PORTFOLIO
..  W&R TARGET CORE EQUITY PORTFOLIO
..  W&R TARGET GLOBAL NATURAL RESOURCES PORTFOLIO
..  W&R TARGET GROWTH PORTFOLIO
..  W&R TARGET INTERNATIONAL GROWTH PORTFOLIO
..  W&R TARGET INTERNATIONAL VALUE PORTFOLIO
..  W&R TARGET MICRO CAP GROWTH PORTFOLIO
..  W&R TARGET MID CAP GROWTH PORTFOLIO
..  W&R TARGET SCIENCE AND TECHNOLOGY PORTFOLIO
..  W&R TARGET SMALL CAP GROWTH PORTFOLIO
..  W&R TARGET SMALL CAP VALUE PORTFOLIO
..  W&R TARGET VALUE PORTFOLIO

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
MAY 1, 2008.

                               TABLE OF CONTENTS

                                                            PAGE
               SPECIAL TERMS...............................   1
               HOW TO CONTACT US...........................   3
               AN OVERVIEW OF CONTRACT FEATURES............   4
               OTHER CONTRACT OPTIONS......................   7
               CONTRACT CHARGES AND EXPENSES...............   8
               CONDENSED FINANCIAL INFORMATION AND
                FINANCIAL STATEMENTS.......................  13
               DESCRIPTION OF THE CONTRACT.................  18
                 Right of Cancellation or "Free Look"......  18
                 1035 Exchanges or Replacements............  19
                 Purchase Payments.........................  19
                 Credit Enhancement and Recapture..........  19
                 Automatic Purchase Plan...................  21
                 Purchase Payment Allocation Options.......  21
               FOCUSED PORTFOLIO STRATEGIES OR MODELS......  21
                 Transfers.................................  22
                 Market Timing and Disruptive Trading......  23
                 Systematic Transfer Arrangements..........  24
                    Automatic Portfolio Rebalancing........  24
                    Dollar Cost Averaging..................  24
                    DCA Fixed Account Option...............  25
                 Purchase Payments and Value of the
                  Contract.................................  26
                    Crediting Accumulation Units...........  26
                    Value of the Contract..................  27
                    Accumulation Unit Value................  27
                 Net Investment Factor for Each Valuation
                  Period...................................  27
                 Redemptions, Withdrawals and Surrender....  27
                 Modification and Termination of the
                  Contract.................................  28
                 Assignment................................  29
                 Deferment of Payment......................  29
                 Confirmation Statements and Reports.......  29
               CONTRACT CHARGES AND FEES...................  29
                 Deferred Sales Charge.....................  29
                 Nursing Home or Terminal Illness Waiver...  31
                 Mortality and Expense Risk Charge.........  32
                 Administrative Charge.....................  32
                 Annual Maintenance Fee....................  32
                 Optional Contract Rider Charges...........  32
                 Premium Taxes.............................  34
                 Transfer Charges..........................  34
                 Market Value Adjustment...................  34
                 Underlying Portfolio Charges..............  34
               ANNUITIZATION BENEFITS AND OPTIONS..........  34
                 Annuity Payments..........................  34
                 Electing the Retirement Date and Annuity
                  Option...................................  35
                 Annuity Options...........................  36
                 Calculation of Your First Annuity Payment.  36
                 Amount of Subsequent Variable Annuity
                  Payments.................................  37
                 Value of the Annuity Unit.................  37
                 Transfers after you have Annuitized your
                  Contract.................................  37


                                                              PAGE
             DEATH BENEFITS..................................  38
               Before Annuity Payments Begin.................  38
               Optional Death Benefits.......................  40
                  Highest Anniversary Value Death Benefit
                   Option....................................  40
                  Premier Death Benefit Option...............  42
                  Estate Enhancement Benefit (EEB)
                   Option....................................  44
               Death Benefits After Annuity Payments
                Begin........................................  46
             OTHER CONTRACT OPTIONS (LIVING BENEFITS)........  46
               Guaranteed Income Provider Benefit (GIPB)
                Option.......................................  46
               Guaranteed Minimum Withdrawal Benefit
                (GMWB) Option................................  49
               Guaranteed Lifetime Withdrawal Benefit
                (GLWB) Option................................  53
               Guaranteed Lifetime Withdrawal Benefit II-
                Single (GLWB II-Single ) Option..............  58
               Guaranteed Lifetime Withdrawal Benefit II-
                Joint (GLWB II-Joint ) Option................  64
             GENERAL INFORMATION.............................  71
               The Company -- Minnesota Life Insurance
                Company......................................  71
               The Separate Account -- Variable Annuity
                Account......................................  71
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions...................  72
               Compensation Paid for the Sale of Contracts...  72
               Payments Made by Underlying Mutual
                Funds........................................  74
               Fixed Account(s) and the Guaranteed Term
                Account......................................  74
             VOTING RIGHTS...................................  77
             FEDERAL TAX STATUS..............................  77
             PERFORMANCE DATA................................  84
             STATEMENT OF ADDITIONAL INFORMATION.............  84
             APPENDIX A -- Condensed Financial
              Information and Financial Statements........... A-1
             APPENDIX B -- Illustration of Variable Annuity
              Values......................................... B-1
             APPENDIX C -- Types of Qualified Plans.......... C-1
             APPENDIX D -- Examples Illustrating the
              Guaranteed Income Provider Benefit Option...... D-1
             APPENDIX E -- Examples of the Guaranteed
              Minimum Withdrawal Benefit Option.............. E-1
             APPENDIX F -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit Option............. F-1
             APPENDIX G -- Examples Illustrating Recapture
              of Credit Enhancements......................... G-1
             APPENDIX H -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit II-Single and Joint
              Options........................................ H-1

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

ANNUITANT: the person named as annuitant upon whose lifetime annuity payment benefits will be determined under this contract. An annuitant's life may also be used to determine the value of death benefits and to determine the maturity date. If the annuitant is other than the owner and dies prior to the annuity commencement date, the owner may name a new annuitant.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

BENEFICIARY: the person, persons or entity designated to receive any death benefit proceeds payable on the death of any contract owner prior to the annuity commencement date; or to receive any remaining annuity benefits payable on the death of the annuitant after the annuity commencement date. Prior to the annuity commencement date the beneficiary will be the first person on the following list who is alive on the date of death; the joint contract owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, to the executor or administrator of your estate.

CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the contract date for each succeeding year of this contract.

CONTRACT DATE: the effective date of your contract. It is also the date from which we determine contract anniversaries and contract years.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT VALUE: the sum of your values in the DCA Fixed Account, Fixed Account, the guarantee periods of the guaranteed term account, and the sub-accounts of the variable annuity account on any valuation date prior to the annuity commencement date.

CONTRACT YEAR: a period of one year beginning with the contract date and continuing up to (but not including) the next contract anniversary or beginning with a contract anniversary and continuing up to (but not including) the next contract anniversary.

CREDIT ENHANCEMENT: an amount added to the contract value equal to a percentage of each purchase payment received during the first contract year.

DOLLAR COST AVERAGING (DCA) FIXED ACCOUNT: the DCA Fixed Account provides dollar cost averaging options that are available for purchase payment allocations. Any purchase payments allocated to a DCA Fixed Account option will be transferred in approximately equal installments to your selected sub-accounts of the variable annuity account over a specific time period based on the DCA Fixed

Account option elected. Making transfers in this fashion is also known as dollar cost averaging. Amounts allocated to the DCA Fixed Account options are part of our general account. You may not transfer amounts from the Fixed Account, the Guaranteed Term Account, or the sub-accounts to the DCA Fixed Account.

FIXED ACCOUNT: the fixed account is only available for fixed dollar annuity payments. You may not elect to transfer amounts to the fixed account. If you elect fixed dollar annuity payments, your contract value will automatically be transferred to the fixed account as of the date we receive your written request electing annuity payments. For any period prior to the annuity commencement date, interest will be credited on amounts in the fixed account at an annual rate at least equal to the guaranteed rate shown on page one of your contract. Amounts in the fixed account are part of our General Account.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: all of our assets other than those held in our separate accounts.

GUARANTEE PERIOD: in the Guaranteed Term Account, a period of one or more years, for which the current interest rate is guaranteed.

GUARANTEED TERM ACCOUNT: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

JOINT ANNUITANT: the person named as joint annuitant upon whose life, together with the annuitant, annuity payments may be determined. If joint annuitants are named, all references to annuitant shall mean the joint annuitants.

JOINT OWNER: if more than one owner has been designated, each owner shall be a joint owner of the contract. Joint owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise permitted by us.

MARKET VALUE ADJUSTMENT ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

NET INVESTMENT FACTOR: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this prospectus.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

RECAPTURE: recapture is a reimbursement to us for the credit enhancements we added to your contract that is applied as described in the Credit Enhancement and Recapture section of this prospectus.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the variable annuity account. Each sub-account invests in a different portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

VARIABLE CONTRACT VALUE: the sum of your values in the sub-accounts of the variable annuity account on any valuation date prior to the annuity commencement date. After the annuity commencement date, this is the value of any reserves that are used to support your variable annuity payment on any valuation date.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the contract owner.

HOW TO CONTACT US

At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our On-line Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our On-line Service Center offers access to:

                                    [GRAPHIC] .  Account values

                                              .  Variable investment performance

                                              .  Interest rates (when applicable)

                                              .  Service forms

                                              .  Beneficiary information

                                              .  Transactions to transfer among investment
                                                 options or change your allocation percentage

                                              .  Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE

                                    [GRAPHIC] .  Call our service line at 1-800-362-3141 to
                                                 speak with one of our customer service
                                                 representatives. They're available Monday
                                                 through Friday from 7:30 a.m. to 4:30 p.m.
                                                 Central Time, during normal business days.

BY MAIL

                                    [GRAPHIC] .  For purchase payments sent by regular mail:
                                                  Minnesota Life
                                                  Annuity Services
                                                  P.O. Box 64628
                                                  St. Paul, MN 55164-0628

                                              .  All other service requests, inquiries and
                                                 overnight express mail should be sent to:
                                                  Annuity Services A3-9999
                                                  400 Robert Street North
                                                  St. Paul, MN 55101-2098



              .To receive a current copy of the MultiOption Extra Variable Annuity Statement of Additional Information
                (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
                  Minnesota Life Insurance Company
                  Annuity Services
                  400 Robert Street North
                  St. Paul, MN 55101-2098

                      Name ____________

                      Address _________

                      City   State Zip


AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a deferred variable annuity contract which provides for monthly annuity payments when annuitized. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY.

Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free look". For charges that apply to your contract, please see "Contract Charges and Fees". State variations of certain features may exist.

CREDIT ENHANCEMENT

This annuity is also known as a "bonus" annuity because each time that you make a purchase payment, during the first contract year and prior to the first contract anniversary, we will credit an amount to your contract value called a credit enhancement. The amount of the credit enhancement is equal to 7% of each purchase payment.

Credit enhancements will be allocated among the investment options in the same proportion as your purchase payment(s).

We will "recapture" all or part of the credit enhancement(s) in certain circumstances.

  . We will recapture credit enhancements if you cancel your contract under the "free look" provision;

  . We will recapture credit enhancements added to your contract 12 months prior to your death, if a death benefit is paid (unless the contract is assumed by a surviving spouse); and

  . We may recapture credit enhancements if you make a withdrawal or surrender request, or request to apply amounts to provide annuity payments (i.e., annuitize the contract) in the first seven years.

A more detailed discussion of the credit enhancement, vesting and recapture is found in the section entitled "Credit Enhancement and Recapture".

It might not be beneficial to purchase this contract if you know you will experience an event that will be subject to the recapture provisions.

This contract has a longer deferred sales charge period and has higher expenses than many contracts that do not offer a credit enhancement. The credit enhancements applied to your contract may be more than offset by the higher expenses of the contract.

We offer other variable annuity contracts which do not include a credit enhancement, which have lower charges and a shorter deferred sales charge period. You should discuss your particular circumstances with your registered representative to be certain that a variable annuity with a credit enhancement, or bonus, is appropriate for you. Some of the factors you may wish to consider include:

  .  The length of time you plan to continue to own the contract.

  .  Your need for access to amounts held in the contract.

  .  The frequency and amount of any anticipated withdrawals.

  .  The amount of your purchase payments and when they will be received by us.

  .  When you plan to annuitize your contract.



*PURCHASE PAYMENTS:

         Initial Minimum                $10,000

         Subsequent Payment Minimum     $500
                                        ($100 for automatic payment plans)

   * PLEASE NOTE: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different than those that apply to this contract. You should consult your tax advisor to ensure that you meet all of the requirements and limitations that may apply to your situation.

INVESTMENT OPTIONS:

   +DCA Fixed Account (new purchase payments   6 month option
    only)
   +DCA Fixed Account (new purchase payments   12 month option
    only)

   +Guaranteed Term Account
                                               3 year guarantee period*
                                               5 year guarantee period*
                                               7 year guarantee period*
                                               10 year guarantee period*

    Variable Annuity Account
                                               See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information" for additional details. The 3 year period is not currently available.
   + Please see "General Information" for information on the fixed investment options.

WITHDRAWALS:

                         Minimum Withdrawal Amount     $250

   (Withdrawals and surrenders may be subject to deferred sales charges, recapture of credit enhancements, and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

State variations may apply to these waivers. See your representative and see "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT.

Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB). This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.


In order to elect one or more of these optional death benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has specific charges associated with it. To whom a benefit is paid depends upon who has died and the type of contract you have purchased. Death benefit options may not be available in all states.


ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity; you may not transfer from fixed annuity reserves to variable annuity reserves.

AVAILABLE ANNUITY OPTIONS

After the second contract anniversary you may choose to annuitize your contract.

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER CONTRACT OPTIONS


Certain other contract options may be available to you. These are sometimes referred to as "living benefits." Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan, or model, approved by us. Each contract option may or may not be beneficial to you depending upon your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" for a complete description of the rider, its benefits and its limitations and restrictions. The charges are discussed in the section titled "Optional Contract Rider Charges."


GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE OPTION (GLWB II-SINGLE)

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the oldest contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT OPTION (GLWB II-JOINT)

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the youngest designated life's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual

Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.

GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of your variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted. The credit enhancements are not treated as purchase payments under the contract. Therefore, the deferred sales charge does not apply to any credit enhancement. Credit enhancements vest over 7 years and may be subject to recapture during that time. Please see the section entitled "Credit Enhancement and Recapture" for additional details.

CONTRACT OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)   None

DEFERRED SALES CHARGE

(as a percentage of each purchase payment)

Contract Years Since Payment 0-1  1-2  2-3  3-4  4-5  5-6 6-7 7-8 8-9 9 and thereafter
--------------------------------------------------------------------------------------
Deferred Sales Charge        6.5% 6.5% 5.9% 5.9% 5.9% 5%  4%  3%  2%         0%

CREDIT ENHANCEMENT RECAPTURE SCHEDULE


(assumes a withdrawal exceeding the "free-amount")/1/


--------------------------------------------------------------------------------------------------
Contract Year           Issue up to 1st
                          Anniversary
                       (Contract Year 1)    2        3        4        5        6        7     8
--------------------------------------------------------------------------------------------------
Recapture Percentage
 of Credit Enhancement       100%        85.7143% 71.4286% 57.1429% 42.8571% 28.5714% 14.2857% 0%
--------------------------------------------------------------------------------------------------


/1/ The "free amount" during the first contract year is equal to 10% of the purchase payments not previously withdrawn. After the first contract year, it is equal to 10% of the sum of the purchase payments received within nine years of the contract date and not previously withdrawn as of the most recent contract anniversary. Additional discussion of the "free amount" may be found in the section entitled "Deferred Sales Charge".


(for a complete discussion of how recapture applies and vesting of the Credit Enhancement see the section entitled "Credit Enhancement and Recapture")

                             TRANSFER FEE*
                               Maximum Charge  $10*
                               Transfer Charge None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                          ANNUAL MAINTENANCE FEE** $35

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $75,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of variable contract value)

BEFORE ANNUITY PAYMENTS COMMENCE

BASE CONTRACT SEPARATE ACCOUNT CHARGES

Mortality and Expense Risk Fee
   Contract Years 1 through 9                                             1.70%
   Contract Years 10 and after                                            1.10%

Administrative Fee                                                        0.15%

Total Base Contract Separate Account Annual Expenses (No Optional Riders)
   Contract Years 1 through 9                                             1.85%
   Contract Years 10 and after                                            1.25%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES


        Highest Anniversary Value (HAV) Death Benefit Charge 0.15% 0.15%

        Premier Death Benefit (PDB)                                0.35%

        Estate Enhancement Benefit (EEB)                           0.25%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES


                Guaranteed Income Provider Benefit (GIPB)* 0.50%


* This option may not be elected in combination with the GMWB or GLWB options.

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS

                                       CONTRACT YEARS CONTRACT YEARS
                                        1 THROUGH 9    10 AND AFTER
                                       -------------- --------------
            BASE CONTRACT+PDB+EEB+GIPB      2.95%          2.35%

(The GMWB, GLWB and GLWB II options are not included with the above charges because the charges are calculated on a different basis than the above charges.)


OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE

   --------------------------------------------------------------------------------

     Guaranteed Minimum Withdrawal
     Benefit              Maximum possible charge       1.00%
       (GMWB) Charge/1                                  /Current benefit
       charge          0.50%

   --------------------------------------------------------------------------------
   --------------------------------------------------------------------------------

     Guaranteed Lifetime Withdrawal
     Benefit               Maximum possible charge       0.60%
       (GLWB) Charge/2                                  /Current benefit
       charge          0.60%

   --------------------------------------------------------------------------------
   --------------------------------------------------------------------------------

     Guaranteed Lifetime Withdrawal Benefit
     II-Single        Maximum possible charge       1.00%
       (GLWB II-Single) Charge/3                           /Current benefit
       charge          0.60%

   --------------------------------------------------------------------------------
   --------------------------------------------------------------------------------

     Guaranteed Lifetime Withdrawal Benefit
     II-Joint          Maximum possible charge       1.15%
       (GLWB II-Joint) Charge/4                            /Current benefit
       charge          0.75%

   --------------------------------------------------------------------------------


/1/ The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if the GMWB is added at contract issue. If the option is added at a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GMWB section of the prospectus for a detailed discussion of charges and formulas used to calculate these amounts. This option may not be elected if you have selected the Premier Death Benefit, GIPB, GLWB, or either GLWB II.
/2/ The annual charge for this option is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may not be elected if you have selected the Premier Death Benefit, GIPB, GMWB, or either GLWB II.
/3/ The annual charge for this option is equal to 0.60% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB II-Single section of the prospectus for details. This option may not be elected if you have selected the Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.
/4/ The annual charge for this option is equal to 0.75% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB II-Joint section of the prospectus for details. This option may not be elected if you have selected the Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Single.


The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.


                                                                              MINIMUM  MAXIMUM
                                                                              ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES/1/
(expenses that are deducted from portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                  0.46%   44.96%/2/


/1/ The table showing the range of expenses for the portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds or ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

/2/ The Maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2007 was 44.05%, resulting in a net annual portfolio company operating expense of 0.91% for the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio. The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Portfolio Company Operating Expenses, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of 0.73% of Class II shares average daily net assets through April 30, 2009. The addition of excluded expenses may cause the Portfolio's Total Annual Portfolio Company Operating Expenses to exceed the maximum amounts of 0.73% for Class II agreed to by the Adviser and Subadviser. Please see the Ibbotson ETF Allocation Series prospectus for additional information.


State premium taxes may also be deducted ranging from 0% to 3.4% depending on applicable law. See "Premium Tax" for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

..  You may only elect one living benefit on the contract.

.. If you elect the Premier Death Benefit, you may not elect the GMWB, GLWB, GLWB II-Single or GLWB II-Joint.

The example assumes that you invest a single $10,000 purchase payment in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The example does not reflect the credit enhancement or any recapture. The example is shown using both the least expensive portfolio (minimum fund expenses) and the most expensive portfolio (maximum fund expenses) before reimbursements, using the most expensive contract design over the time period; (Base+HAV+EEB+GLWB II-Joint) which includes the Highest Anniversary Value Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Living Withdrawal Benefit II-Joint Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                          IF YOU SURRENDERED YOUR
                        CONTRACT AT THE END OF THE    IF YOU DO NOT SURRENDER   IF YOU ANNUITIZE AT THE END OF
                          APPLICABLE TIME PERIOD           YOUR CONTRACT        THE APPLICABLE TIME PERIOD
                        --------------------------- --------------------------- ---------------------------
                          1      3      5     10      1      3      5     10      1         3      5     10
                         YEAR  YEARS  YEARS  YEARS   YEAR  YEARS  YEARS  YEARS   YEAR     YEARS  YEARS  YEARS
                        ------ ------ ------ ------ ------ ------ ------ ------ ------    ------ ------ ------
MAXIMUM FUND EXPENSES
Base+HAV+EEB+GLWB II-   $4,355 $7,751 $8,944 $8,734 $3,705 $7,161 $8,354 $8,734 $3,705    $7,161 $8,354 $8,734
 Joint
MINIMUM FUND EXPENSES
Base+HAV+EEB+GLWB II-   $1,003 $1,755 $2,604 $4,242 $  353 $1,165 $2,014 $4,242 $  353    $1,165 $2,014 $4,242
 Joint

NOTE: In the above example it is assumed that the maximum possible charge applies for the optional benefit.
The GLWB II-Joint has a reset annually that could increase the rider charge. Therefore the maximum possible rider charge is used starting at the first annual reset in the example above. If the rider charge did not increase, then expenses would be less than as shown in the example. In addition, the example that follows this note shows the expenses you would incur using the Maximum Fund Expenses after the expense reimbursement is applied.

BASED ON IBBOTSON AGGRESSIVE GROWTH ETF AFTER WAIVERS OR REIMBURSEMENTS:

MAXIMUM FUND EXPENSES
Base+HAV+EEB+GLWB II-   $1,048 $1,887 $2,818 $4,642 $  398 $1,297 $2,228 $4,642 $  398    $1,297 $2,228 $4,642
 Joint.................




Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

AFTER ANNUITY PAYMENTS COMMENCE (AS A PERCENTAGE OF VARIABLE CONTRACT VALUE)

The next section shows the fees and charges that apply to your contract after you have annuitized it.

         SEPARATE ACCOUNT BASED CHARGES

         Mortality and Expense Risk Fee                      1.20%

         Administrative Fee                                  0.15%

         Total Base Contract Separate Account Annual
           Expenses (No Optional Riders)                     1.35%

         Optional Death Benefit Separate Account Charges Not Applicable

         Other Optional Separate Account Charges         Not Applicable

         OTHER CHARGES

         Other Optional Benefit Charges taken from
           Contract Value                                Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements." No condensed financial information is included with this prospectus for the variable annuity account because no variable annuity contracts disclosed by this prospectus have been sold prior to the date of this prospectus. The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses.

                                  INVESTMENT                            INVESTMENT
     FUND NAME                     ADVISER                              OBJECTIVE
     ---------                    ----------                            ----------
ADVANTUS SERIES
FUND, INC.
Bond Portfolio -     Advantus Capital Management, Inc.    Bond Portfolio seeks as high a level of
 Class 2 Shares                                           a long-term total rate of return as is
                                                          consistent with prudent investment
                                                          risk. The Portfolio also seeks
                                                          preservation of capital as a secondary
                                                          objective.
Index 400 Mid-Cap    Advantus Capital Management, Inc.    Index 400 Mid-Cap Portfolio seeks
 Portfolio - Class                                        investment results generally
 2 Shares                                                 corresponding to the aggregate price
                                                          and dividend performance of the
                                                          publicly traded common stocks that
                                                          comprise the Standard & Poor's 400
                                                          MidCap Index (the S&P 400).
Index 500 Portfolio  Advantus Capital Management, Inc.    Index 500 Portfolio seeks investment
 - Class 2 Shares                                         results that correspond generally to
                                                          the price and yield performance of the
                                                          common stocks included in the
                                                          Standard & Poor's 500 Composite
                                                          Stock Price Index (the S&P 500).
International Bond   Advantus Capital Management, Inc.    International Bond Portfolio seeks to
 Portfolio - Class   SUB-ADVISER: Franklin Advisers, Inc. maximize current income, consistent
 2 Shares                                                 with the protection of principal.

                                INVESTMENT                           INVESTMENT
     FUND NAME                   ADVISER                             OBJECTIVE
     ---------                  ----------                           ----------
Money Market         Advantus Capital Management, Inc. Money Market Portfolio seeks
 Portfolio                                             maximum current income to the
                                                       extent consistent with liquidity and
                                                       the preservation of capital.
Mortgage Securities  Advantus Capital Management, Inc. Mortgage Securities Portfolio seeks a
 Portfolio - Class                                     high level of current income
 2 Shares                                              consistent with prudent investment
                                                       risk.
Real Estate          Advantus Capital Management, Inc. Real Estate Securities Portfolio seeks
 Securities                                            above average income and long-term
 Portfolio - Class                                     growth of capital.
 2 Shares
AIM VARIABLE
INSURANCE FUNDS
AIM V.I. Basic       Invesco Aim Advisors, Inc.        The fund's investment objective is
 Balanced Fund -                                       long-term growth of capital and
 Series II Shares                                      current income. The investment
                                                       objective of the fund may be changed
                                                       by the Board of Trustees (the Board)
                                                       without shareholder approval.
AIM V.I. Capital     Invesco Aim Advisors, Inc.        The fund's investment objective is
 Appreciation Fund                                     growth of capital. The investment
 - Series II Shares                                    objective of the fund may be changed
                                                       by the Board of Trustees (the Board)
                                                       without shareholder approval.
AIM V.I. Core        Invesco Aim Advisors, Inc.        The fund's investment objective is
 Equity Fund -                                         growth of capital. The investment
 Series II Shares                                      objective of the fund may be changed
                                                       by the Board of Trustees (the Board)
                                                       without shareholder approval.
AIM V.I. Small Cap   Invesco Aim Advisors, Inc.        The fund's investment objective is
 Equity Fund -                                         long-term growth of capital. The
 Series II Shares                                      investment objective of the fund may
                                                       be changed by the Board of Trustees
                                                       (the Board) without shareholder
                                                       approval.
ALLIANCEBERNSTEIN
VARIABLE PRODUCTS
SERIES FUND, INC.
International Value  AllianceBernstein L.P.            The Portfolio's investment objective is
 Portfolio - Class                                     long-term growth of capital.
 B Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth   American Century Investment       The fund seeks capital growth by
 Fund - Class II     Management, Inc.                  investing in common stocks. Income
 Shares                                                is a secondary objective.
VP Ultra(R) Fund -   American Century Investment       The fund seeks long-term capital
 Class II Shares     Management, Inc.                  growth.
VP Value Fund -      American Century Investment       The fund seeks long-term capital
 Class II Shares     Management, Inc.                  growth. Income is a secondary
                                                       objective.
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation         American Century Investment       The fund pursues long-term total
 Protection Fund -   Management, Inc.                  return using a strategy that seeks to
 Class II Shares                                       protect against U.S. inflation.

                                  INVESTMENT                            INVESTMENT
     FUND NAME                     ADVISER                              OBJECTIVE
     ---------                    ----------                            ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Contrafund(R)        Fidelity Management & Research       VIP Contrafund Portfolio seeks long-
 Portfolio -         Company, FMR Co., Inc., Fidelity     term capital appreciation.
 Service             Management & Research (U.K.)
 Class 2 Shares      Inc. (FMR U.K.), Fidelity Research
                     & Analysis Company, Fidelity
                     International Investment Advisors
                     (FIIA), Fidelity International
                     Investment Advisors (U.K.) Limited
                     (FIIA (U.K.) L), Fidelity
                     Investments Japan Limited (FIJ)
Equity-Income        Fidelity Management & Research       VIP Equity-Income Portfolio seeks
 Portfolio -         Company, FMR Co., Inc., Fidelity     reasonable income. The fund will also
 Service Class 2     Management & Research (U.K.)         consider the potential for capital
 Shares              Inc. (FMR U.K.), Fidelity Research   appreciation. The fund's goal is to
                     & Analysis Company, Fidelity         achieve a yield which exceeds the
                     International Investment Advisors    composite yield on the securities
                     (FIIA), Fidelity International       comprising the Standard & Poor's
                     Investment Advisors (U.K.) Limited   500/SM/ Index (S&P 500(R)).
                     (FIIA (U.K.) L), Fidelity
                     Investments Japan Limited (FIJ)
High Income          Fidelity Management & Research       VIP High Income Portfolio seeks a
 Portfolio -         Company                              high level of current income, while
 Service Class 2     SUB-ADVISER: FMR Co., Inc., Fidelity also considering growth of capital.
 Shares              Research & Analysis Company
                     (FRAC), formerly known as
                     Fidelity Management & Research
                     (Far East) Inc., Fidelity
                     International Investment Advisors
                     (FIIA), Fidelity International
                     Investment Advisors (U.K.) Limited
                     (FIIA(U.K.)L), Fidelity Investments
                     Japan Limited (FIJ)
Mid Cap Portfolio -  Fidelity Management & Research       VIP Mid Cap Portfolio seeks long-term
 Service             Company, FMR Co., Inc., Fidelity     growth of capital.
 Class 2 Shares      Management & Research (U.K.) Inc.
                     (FMR U.K.), Fidelity Research &
                     Analysis Company, Fidelity
                     International Investment Advisors
                     (FIIA), Fidelity International
                     Investment Advisors (U.K.) Limited
                     (FIIA (U.K.) L), Fidelity
                     Investments Japan Limited (FIJ)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Large Cap   Franklin Advisers, Inc.              The Fund's investment goal is capital
 Growth Securities                                        appreciation.
 Fund - Class 2
 Shares
Franklin Small Cap   Franklin Advisory Services, LLC      The Fund's investment goal is long-
 Value Securities                                         term total return.
 Fund - Class 2
 Shares
Franklin Small-Mid   Franklin Advisers, Inc.              The Fund's investment goal is long-
 Cap Growth                                               term capital growth.
 Securities Fund -
 Class 2 Shares
Mutual Shares        Franklin Mutual Advisers, LLC        The Fund's principal investment goal
 Securities Fund -                                        is capital appreciation. Its secondary
 Class 2 Shares                                           goal is income.
Templeton            Templeton Asset Management Ltd.      The Fund's investment goal is long-
 Developing Markets                                       term capital appreciation.
 Securities Fund -
 Class 2 Shares
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (IBBOTSON)
Ibbotson Aggressive  ALPS Advisers, Inc.,                 The Portfolio seeks to provide
 Growth ETF Asset    SUB-ADVISER: Ibbotson Associates,    investors with capital appreciation.
 Allocation          Inc.
 Portfolio - Class
 II Shares

                                INVESTMENT                           INVESTMENT
     FUND NAME                   ADVISER                             OBJECTIVE
     ---------                  ----------                           ----------
Ibbotson Balanced    ALPS Advisers, Inc.,              The Portfolio seeks to provide
 ETF Asset           SUB-ADVISER: Ibbotson Associates, investors with capital appreciation
 Allocation          Inc.                              and some current income.
 Portfolio - Class
 II Shares
Ibbotson             ALPS Advisers, Inc.,              The Portfolio seeks to provide
 Conservative ETF    SUB-ADVISER: Ibbotson Associates, investors with current income and
 Asset Allocation    Inc.                              preservation of capital.
 Portfolio - Class
 II Shares
Ibbotson Growth ETF  ALPS Advisers, Inc.,              The Portfolio seeks to provide
 Asset Allocation    SUB-ADVISER: Ibbotson Associates, investors with capital appreciation.
 Portfolio - Class   Inc.
 II Shares
Ibbotson Income and  ALPS Advisers, Inc.,              The Portfolio seeks to provide
 Growth ETF Asset    SUB-ADVISER: Ibbotson Associates, investors with current income and
 Allocation          Inc.                              capital appreciation.
 Portfolio - Class
 II Shares
JANUS ASPEN SERIES
Balanced Portfolio   Janus Capital Management LLC      Balanced Portfolio seeks long-term
 - Service Shares                                      capital growth, consistent with
                                                       preservation of capital and balanced
                                                       by current income.
Forty Portfolio -    Janus Capital Management LLC      Forty Portfolio seeks long-term
 Service Shares                                        growth of capital.
International        Janus Capital Management LLC      International Growth Portfolio seeks
 Growth Portfolio -                                    long-term growth of capital.
 Service Shares
Mid Cap Value        Janus Capital Management LLC      Mid Cap Value Portfolio seeks capital
 Portfolio -         SUB-ADVISER: Perkins, Wolf,       appreciation.
 Service Shares      McDonnell and Company, LLC
MFS(R) VARIABLE
INSURANCE TRUST/SM/
Investors Growth     Massachusetts Financial Services  The fund's investment objective is to
 Stock Series -      Company                           seek capital appreciation. The fund's
 Service Shares                                        objective may be changed without
                                                       shareholder approval.
Mid Cap Growth       Massachusetts Financial Services  The fund's investment objective is to
 Series - Service    Company                           seek capital appreciation. The fund's
 Shares                                                objective may be changed without
                                                       shareholder approval.
New Discovery        Massachusetts Financial Services  The fund's investment objective is to
 Series - Service    Company                           seek capital appreciation. The fund's
 Shares                                                objective may be changed without
                                                       shareholder approval.
Value Series -       Massachusetts Financial Services  The fund's investment objective is to
 Service Shares      Company                           seek capital appreciation. The fund's
                                                       objective may be changed without
                                                       shareholder approval.
NEUBERGER BERMAN
ADVISERS MANAGEMENT
TRUST
Neuberger Berman     Neuberger Berman Management       The Fund seeks long-term growth of
 AMT Socially        Inc.                              capital by investing primarily in
 Responsive          SUB-ADVISER: Neuberger Berman,    securities of companies that meet the
 Portfolio - S       LLC                               Fund's financial criteria and social
 Class Shares                                          policy. To pursue this goal, the Fund
                                                       invests mainly in common stocks of
                                                       mid- to large-capitalization companies.
                                                       The Fund seeks to reduce risk by
                                                       investing across many different
                                                       industries.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital              OppenheimerFunds, Inc.            The Fund seeks capital appreciation
 Appreciation                                          by investing in securities of well-
 Fund/VA - Service                                     known established companies.
 Shares

                             INVESTMENT                         INVESTMENT
     FUND NAME                ADVISER                           OBJECTIVE
     ---------               ----------                         ----------
High Income Fund/VA  OppenheimerFunds, Inc.      The Fund seeks a high level of current
 - Service Shares                                income from investment in high-yield
                                                 fixed-income securities.
Main Street Small    OppenheimerFunds, Inc.      The Fund seeks capital appreciation.
 Cap Fund(R)/VA -
 Service Shares
PANORAMA SERIES
FUND, INC.
International        OppenheimerFunds, Inc.      The Fund seeks long-term growth of
 Growth Fund/VA -                                capital by investing under normal
 Service Shares                                  circumstances, at least 90% of its total
                                                 assets in equity securities of
                                                 companies wherever located, the
                                                 primary stock market of which is
                                                 outside the United States.
PUTNAM VARIABLE
TRUST
Putnam VT Growth     Putnam Investment           The fund seeks capital growth and
 and Income Fund -   Management, LLC             current income.
 Class IB Shares
Putnam VT            Putnam Investment           The fund seeks capital appreciation.
 International       Management, LLC
 Equity Fund -
 Class IB Shares
Putnam VT New        Putnam Investment           The fund seeks long-term capital
 Opportunities Fund  Management, LLC             appreciation.
 - Class IB Shares
Putnam VT New Value  Putnam Investment           The fund seeks long-term capital
 Fund - Class IB     Management, LLC             appreciation.
 Shares
Putnam VT Voyager    Putnam Investment           The fund seeks capital appreciation.
 Fund - Class IB     Management, LLC
 Shares
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (VAN
KAMPEN)
Emerging Markets     Morgan Stanley Investment   The Portfolio seeks long-term capital
 Equity Portfolio -  Management Inc.             appreciation by investing primarily in
 Class II Shares                                 growth-oriented equity securities of
                                                 issuers in emerging market countries.
U.S. Mid Cap Value   Morgan Stanley Investment   The Portfolio seeks above-average
 Portfolio - Class   Management Inc.             total return over a market cycle of
 II Shares                                       three to five years by investing in
                                                 common stocks and other equity
                                                 securities.
VAN KAMPEN LIFE
INVESTMENT TRUST
Capital Growth       Van Kampen Asset Management The Portfolio's investment objective is
 Portfolio - Class                               to seek capital appreciation.
 II Shares
Comstock Portfolio   Van Kampen Asset Management The Portfolio's investment objective is
 - Class II Shares                               to seek capital growth and income
                                                 through investments in equity
                                                 securities, including common stocks,
                                                 preferred stocks and securities
                                                 convertible into common and
                                                 preferred stocks.
Growth and Income    Van Kampen Asset Management The Portfolio's investment objective is
 Portfolio - Class                               to seek long-term growth of capital
 II Shares                                       and income.
W&R TARGET FUNDS,
INC.
W&R Target Asset     Waddell & Reed Investment   Asset Strategy Portfolio seeks high
 Strategy Portfolio  Management Company          total return over the long term.
W&R Target Balanced  Waddell & Reed Investment   Balanced Portfolio seeks, as a primary
 Portfolio           Management Company          objective, to provide current income
                                                 to the extent that, in the opinion of
                                                 WRIMCO, the Portfolio's investment
                                                 manager, market and economic
                                                 conditions permit. As a secondary
                                                 objective, the Portfolio seeks long-
                                                 term appreciation of capital.

                               INVESTMENT                          INVESTMENT
     FUND NAME                  ADVISER                            OBJECTIVE
     ---------                 ----------                          ----------
W&R Target Core      Waddell & Reed Investment       Core Equity Portfolio seeks capital
 Equity Portfolio    Management Company              growth and income.
W&R Target Global    Waddell & Reed Investment       Global Natural Resources Portfolio
 Natural Resources   Management Company SUB-ADVISER: seeks to provide long-term growth.
 Portfolio           Mackenzie Financial Management  Any income realized will be
                     Company                         incidental.
W&R Target Growth    Waddell & Reed Investment       Growth Portfolio seeks capital growth,
 Portfolio           Management Company              with current income as a secondary
                                                     objective.
W&R Target           Waddell & Reed Investment       International Growth Portfolio seeks,
 International       Management Company              as a primary objective, long-term
 Growth Portfolio                                    appreciation of capital. As a secondary
                                                     objective, the Portfolio seeks current
                                                     income.
W&R Target           Waddell & Reed Investment       International Value Portfolio seeks
 International       Management Company SUB-ADVISER: long-term capital growth.
 Value Portfolio     Templeton Investment Counsel,
                     LLC
W&R Target Micro     Waddell & Reed Investment       Micro Cap Growth Portfolio seeks
 Cap Growth          Management Company SUB-ADVISER: long-term capital appreciation.
 Portfolio           Wall Street Associates
W&R Target Mid Cap   Waddell & Reed Investment       Mid Cap Growth Portfolio seeks to
 Growth Portfolio    Management Company              provide growth of your investment.
W&R Target Science   Waddell & Reed Investment       Science and Technology Portfolio
 and Technology      Management Company              seeks long-term capital growth.
 Portfolio
W&R Target Small     Waddell & Reed Investment       Small Cap Growth Portfolio seeks
 Cap Growth          Management Company              growth of capital.
 Portfolio
W&R Target Small     Waddell & Reed Investment       Small Cap Value Portfolio seeks long-
 Cap Value Portfolio Management Company              term accumulation of capital.
W&R Target Value     Waddell & Reed Investment       Value Portfolio seeks long-term capital
 Portfolio           Management Company              appreciation.


DESCRIPTION OF THE CONTRACT

Your contract may be used generally in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"


You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. This is referred to as the "free look" period. If you cancel and return your contract during the "free look period", we will refund to you the amount required by your state. This amount is either your contract value less the amount of any credit enhancement(s) which were credited to your contract, plus any premium tax charges that may have been deducted, or your purchase payments at the time you exercise your free look right. Purchase payments will be invested in accordance with your allocation instructions during the free look period. YOU BEAR THE INVESTMENT

RISK FOR YOUR PURCHASE PAYMENTS AND THE CREDIT ENHANCEMENT(S) DURING THIS PERIOD. IN THE EVENT THE SUB-ACCOUNT VALUES DECLINE DURING THIS PERIOD, RECAPTURE OF THE CREDIT ENHANCEMENT(S) WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE CREDIT ENHANCEMENT HAD NOT BEEN APPLIED. Please see Appendix G for an example.


Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest.

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to $10,000, and must be in U.S. dollars.

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $2,000,000, for the same owner or annuitant except with our consent. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.

CREDIT ENHANCEMENT AND RECAPTURE

For purchase payments made during the first contract year (i.e., the first 12 months of the contract) and prior to the first contract anniversary, we will credit a "bonus" amount to your contract in an amount equal to 7.0% of each purchase payment. This amount is called a "credit enhancement".

The credit enhancements are subject to recapture in the following circumstances:

1) If you return your contract under the Right of Cancellation/Free look provision, we will deduct an amount equal to all of the credit enhancements added to your contract;

2) If a death benefit is paid, we will deduct an amount equal to all credit enhancements added to your contract within 12 months of your date of death; and

3) If you make a withdrawal, surrender or apply amounts to provide annuity payments (i.e., annuitize) within the first seven years of the contract date, we will deduct an amount equal to a percentage of the credit enhancement(s) that has not yet vested.

We will never recapture more than the dollar amount of the credit enhancement added to your contract. In other words, we do not recapture investment gain or earnings attributable to credit enhancements. However, decreases in your contract's sub-account values, which includes the value of the accumulation units attributable to credit enhancements, does not diminish the dollar amount subject to recapture. Therefore, additional accumulation units must become subject to recapture as the value of accumulation units decreases. Stated differently, you bear the investment risk for the credit enhancements added to your contract because the proportionate share of any contract owner's variable contract value that we recapture increases as the variable contract value decreases. This has the potential to dilute somewhat the contract owner's interest in their contract as compared to other contract owners who do not trigger the recapture provisions. Finally, because it is not administratively feasible to track unvested credit enhancements, we are unable to refund any asset based fees or charges that might be applied to credit enhancements which are subsequently recaptured.


The value of the credit enhancement(s) only fully "vests", or belongs irrevocably to the contract owner, when the recapture period for the credit enhancement expires. Several examples corresponding to the discussion below may be found in Appendix G.


On each contract anniversary, an amount equal to 14.2857% (i.e. 1/7) of the credit enhancement(s) not previously recaptured will vest. All credit enhancements will be fully vested at the end of seven contract years.

You may calculate the amount of the credit enhancements that will be recaptured if you take a withdrawal, surrender the contract or annuitize your contract, in the first seven years with the following formula:


(amount withdrawn or annuitized) - (applicable "free amount")*
--------------------------------------------------------       x Amount of Unvested Credit
         (contract value at the time of the request)                  Enhancements


* The "free amount" is described in the section entitled 'Deferred Sales Charge' of the prospectus. The free amount does not apply when you surrender the contract or if you elect annuity payments.

The credit enhancements are treated as earnings for federal tax purposes. Credit enhancements are also treated as earnings, not purchase payments, when you calculate a benefit, such as an optional benefit, under the contract. Some of the guaranteed and optional benefits under this contract have an initial benefit value equal to the amount of your purchase payments. Since the credit enhancement is not treated as a purchase payment, it will not increase the initial value of that benefit. If however, a benefit calculation uses the contract value, such as when a benefit "resets" or if the benefit is added on a contract anniversary with an initial benefit equal to contract value, the current value of the credit enhancement will be reflected in the guaranteed or optional benefit.

The following guaranteed or optional benefits have initial benefit values based on purchase payments: Guaranteed Minimum Death Benefit, Highest Anniversary Death Benefit, Premier Death Benefit, Guaranteed Income Protection Benefit, Guaranteed Minimum Withdrawal Benefit and the Guaranteed Lifetime Withdrawal Benefit. For examples of how the credit enhancement may or may not be included in a particular optional benefit, please see the particular death benefit section of the contract or the applicable optional benefit Appendix.

The deferred sales charges is generally higher and the deferred sales charge period is longer than under our products that do not offer a credit enhancement. Also, the mortality and expense risk charge is higher than that charged under other products which, in some cases, offer comparable features, but which have no credit enhancement. We use a portion of the deferred sales charge and mortality and expense risk charge to recover the cost of providing the credit enhancement and to the extent these amounts exceed our costs we expect to make a profit.

There may be circumstances under which the contract owner may be worse off from having received the credit enhancement. For example, if the contract owner cancels the contract during the free look period, we recapture the dollar value of all of the credit enhancements that had been credited to your contract. If the state law provides that contract value is returned on a free look, and if the performance of the applicable sub-accounts has been negative during that period, we will return the contract value less the credit enhancement(s). The negative performance associated with the credit enhancement will reduce the contract value more than if the credit enhancement had not been applied.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to the DCA Fixed Account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options.


FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Pursuant to an agreement with Minnesota Life, Ibbotson Associates, Inc. ("Ibbotson"), a diversified financial services firm and registered investment adviser, determines the composition of the model portfolios. There is no investment advisory relationship between Ibbotson and contract owners and you should not rely on the model portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Ibbotson, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, or may provide its own asset allocation models.

The following is a brief description of the five model portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the model portfolios. Please talk to him or her if you have additional questions about these model portfolios.

AGGRESSIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.

GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

CONSERVATIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap value.

INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.

CONSERVATIVE INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

The target asset allocations of these model portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying portfolios. However, this is considered a "static" allocation model. When you elect one of the model portfolios we do not automatically change your allocations among the sub-accounts if the model portfolio's allocation is changed. You must instruct us to change the allocation.

Four of the five model portfolios may be used with the living benefits riders. The Aggressive Growth portfolio may not be used with these benefits. Please see the section that describes the optional benefit you are considering for additional discussion of how the models are required to be used for these benefits.


TRANSFERS

Values may be transferred between the guarantee period(s) of the guaranteed term account and/or between or among the sub-accounts of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our on-line service center) or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. You may not transfer into the DCA Fixed Account.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests (including any faxed requests) and internet transfers through our on-line service center. We have procedures designed to provide reasonable assurance that telephone, internet or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us for telephone and internet transactions, we record telephone instruction conversations and we provide you with written confirmations of your telephone, internet or faxed transactions.

There is generally no dollar amount limitation on transfers. Limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than

12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please see "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone, internet or faxed request due to market conditions or performance of systems. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.


In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.


None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options -- (1) regular Dollar Cost Averaging ("DCA") and
(2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

    Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

    Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account or for values in the DCA Fixed Account.

    If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

    DOLLAR COST AVERAGING

    Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

    DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. DCA is not available after you annuitize. You may not DCA out of any of the guaranteed term accounts.

    DCA FIXED ACCOUNT OPTION

    The DCA Fixed Account option also allows you to dollar cost average. However, the DCA Fixed Account option differs from regular DCA described above. The DCA Fixed Account option may only be used for new purchase payments to the contract -- you may not transfer into it from other investment options.

    Purchase payment amounts that you allocate to the DCA Fixed Account will be held in a fixed account which credits interest at an annual rate at least equal to the amount shown on page 1 of your contract. Beginning one month following the date a purchase payment is allocated to the DCA Fixed Account, a portion of the amount allocated will be systematically transferred over an established period of time (currently either 6 months or 12 months) to sub-accounts of the variable annuity account that you have elected. If the date on which you allocate a purchase payment to the DCA Fixed Account is on or after the 26th day of the month, then the systematic transfer will begin on the first day of the following month.

    Each month thereafter a portion of the allocated purchase payment will be transferred to the designated sub-accounts until the DCA Fixed Account has been depleted. In the event you allocate additional purchase payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate purchase payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.

    You may not establish transfers into any of the Guaranteed Term Accounts. The DCA Fixed Account is not available with automatic premium purchase
    (APP) plans or in combination with any other systematic transfer arrangement.

    If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the sub-accounts you elected as of the valuation date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the money market sub-account.

    The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our general account. To the extent permitted by law we reserve the right at any time to stop accepting new purchase payments to the DCA Fixed Account.

    Below is an example designed to show how transfers from the DCA Fixed Account might work:

                           DCA FIXED ACCOUNT EXAMPLE

                                           PURCHASE
                          DCA FIXED        PAYMENTS       TRANSFER TO     DCA FIXED
TRANSACTION             ACCOUNT BEFORE ALLOCATED TO DCA  SELECTED SUB-  ACCOUNT AFTER
   DATE     TRANSACTION    ACTIVITY     FIXED ACCOUNT      ACCOUNTS       ACTIVITY
----------- ----------- -------------- ---------------- -------------   -------------
  June 1     Purchase        --           20,000.00           --          21,400.00
             Payment
  July 1     Monthly      21,485.99          --            1,790.50
             Transfer                                   (=21,485.99/12)   19,695.49
 August 1    Monthly      19,777.27          --            1,797.93
             Transfer                                   (=19,777.27/11)   17,979.34
 August 15   Purchase     18,013.02       10,000.00           --          28,713.02
             Payment
September 1  Monthly      28,778.34          --            2,877.83
             Transfer                                   (=28,778.34/10)   25,900.51

To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, purchase payments totaling $20,000 are allocated to the 12 month DCA Fixed Account, along with a credit enhancement of $1,400. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 5%.

On July 1, one month after the first purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $21,485.99. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,790.50 ($21,485.99/12) is transferred into the variable sub-accounts you previously selected.

On August 1, two months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $19,777.27. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,797.93 ($19,777.27/11) is transferred into the variable sub-accounts you previously selected.

On August 15, the value of the DCA Fixed Account is $18,013.02. An additional purchase payment of $10,000 is allocated to the DCA Fixed Account. The additional purchase payment is prior to the first contract anniversary so a credit enhancement of $700 is also allocated, resulting in a DCA Fixed Account value of $28,713.02.

On September 1, three months after the initial purchase payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $28,778.34. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,877.83 ($28,778.34/10) is transferred into the variable sub-accounts you previously selected.

This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments and any related credit enhancements allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to the DCA Fixed Account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to any fixed account(s) and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.70% per annum for contract years 1 through 9, and 1.10% per annum for contract year 10 and after (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit the charge associated with that option may also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is: (651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, all guarantee periods of the guaranteed term account and any amounts in the DCA Fixed Account on a pro rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. In addition, any unvested credit enhancements will be recaptured. For a complete discussion of vesting and recapture please see the section entitled "Credit Enhancement and Recapture." Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections entitled; "General Information -- Fixed Account(s) and the Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge, unvested credit enhancement, and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with you tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See "Fixed Account(s) and the Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

Confirmation statements will be sent for any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the fixed account(s) or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 6.5% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

Securian Financial Services, Inc., 400 Robert Street North, St. Paul, Minnesota 55101, ("Securian Financial"), the principal underwriter for the contracts, may pay up to 6.25% of the amount of purchase payments to broker-dealers who sell the contracts. Under certain circumstances an on-going trail commission may also be paid. Trail commission is not expected to exceed 0.75%, on an annual basis, of the contract value. In addition, either Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and educational purposes with respect to the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

The deferred sales charge may be assessed upon withdrawal or surrender of purchase payments. It applies during the 9 year period following receipt of each purchase payment. The amount withdrawn plus any DSC is deducted from the contract value. For purposes of determining the amount of deferred sales charge, withdrawal amounts will be allocated to contract gain up to the free amount (described below), and then to purchase payments on a first-in, first-out basis. The applicable DSC percentage is as shown in the table below:

Contract Years Since Payment 0-1  1-2  2-3  3-4  4-5  5-6 6-7 7-8 8-9 9 and thereafter
--------------------------------------------------------------------------------------
Deferred Sales Charge        6.5% 6.5% 5.9% 5.9% 5.9% 5%  4%  3%  2%         0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate deferred sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.


Please see Appendix G for an example of how the deferred sales charge is calculated as well as how the recapture of any unvested credit enhancement may apply.


The DSC will not apply to:

  . The annual "free amount". During the first contract year, the free amount is equal to 10% of purchase payments received by us and not previously withdrawn. After the first contract year, the free amount is equal to 10% of the sum of purchase payments received by us within nine years of the contract date and not previously withdrawn as of the most recent contract anniversary. The free amount does not apply when you surrender the contract or annuitize.

  . Amounts withdrawn to pay the annual maintenance fee, any transfer charge or any periodic charges for optional riders.

  .  Any amount attributable to recaptured credit enhancements.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single or Guaranteed Lifetime Withdrawal Benefit II-Joint.

    NURSING HOME OR TERMINAL ILLNESS WAIVER

    A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

     .   prescribed by a licensed Physician in writing; and

     . based on physical limitations which prohibit daily living in a non-institutional setting.

    A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

     .   is diagnosed by a licensed Physician; and

     .   is expected to result in death within 12 months.

    For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

    If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

    If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

    The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the annual rate of 1.70% of the net asset value during the accumulation period for contract years 1 through 9. At the beginning of contract year 10, the rate decreases to 1.10% of the variable contract value for the remainder of the accumulation period. Once you annuitize your contract the annual rate changes to 1.20% of contract value.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

We charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $35 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $75,000 or more at each contract anniversary.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

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PREMIER DEATH BENEFIT (PDB) OPTION -- CHARGE

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit.
     The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION -- CHARGE

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION -- CHARGE

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION -- CHARGE

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION -- CHARGE

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION --
CHARGE

  . If you purchase the GLWB II-Single optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or Guaranteed
     Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for this rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION -- CHARGE

  . If you purchase the GLWB II-Joint optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value or Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free from any state premium tax.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See "Fixed Account(s) and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. You may choose a fixed or variable annuitization, or a combination of both.

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You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize and any applicable recapture of credit enhancement. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, described below.

If you choose a variable annuitization, annuity payments are determined on the basis of:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b) the age and gender of the annuitant and any joint annuitant,

(c) the type of annuity payment option you select, and

(d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. Thus, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

After the second contract anniversary you may elect to annuitize your contract. You may request a change in the annuity commencement date shown on your contract, any time after the second contract anniversary and before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. If you annuitize your contract prior to the end of contract year 7, we will recapture any unvested credit enhancement. For additional details regarding vesting and recapture, see the section entitled "Credit Enhancement and Recapture".

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.


The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin on the maturity date. The maturity date is the first of the month following the later of:


  .  the 85th birthday of the annuitant, or

  .  ten years after the date of issue of the contract.


Currently, it is our practice to await your instructions before beginning to pay annuity payments. We reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months.


The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first monthly annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, and reduced for any recapture of credit enhancement, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

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The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables showing the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable funds. It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. The initial variable payment is determined by using an assumed investment return (AIR). Because units are determined based on the initial payment, future annuity unit values must adjust out the AIR performance and substitute in the performance of the underlying funds.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

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There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN


If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. We will recapture any credit enhancement applied to your contract within 12 months of your date of death. Please see the "Credit Enhancement and Recapture" section for details and Appendix G for an example.


The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any death benefit amounts due as an adjustment in excess of the contract value on the date we receive due proof of death will be directed into the guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. Amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, reduced pro rata/1/ for partial withdrawals (including any DSC or MVA); or


/1/ The pro rata adjustment will be calculated by taking the total amount withdrawn, divided by the contract value prior to the withdrawal, and multiplying the result by the death benefit just prior to the withdrawal. For example:

    (10,000 withdrawal/90,000 contract value prior to the withdrawal) X 100,000 death benefit just prior to withdrawal = 11,111. So "b" equals: 100,000 - 11,111 = 88,889


(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See "Optional Death Benefits" for details of this calculation.)

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Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

    SURVIVING SPOUSE OPTION

    If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and
    (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

    BENEFICIARY OTHER THAN A SURVIVING SPOUSE

    If the designated beneficiary is a person other than the owner's spouse, that beneficiary may:
    (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or
    (2) take the entire contract value within five years after death of the owner. If there is no designated beneficiary, then the entire contract value must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The contract owner dies; and           The joint contract owner receives the
   .  there is a surviving joint        death benefit
      contract owner; and
   .  the annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           The designated beneficiary receives
   .  there is no joint contract        the death benefit
      owner; and
   .  the annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           Contract owner's estate receives the
   .  there is no joint contract        death benefit
      owner; and
   .  there is no designated
      beneficiary (or all of the
      beneficiaries pre-decease the
      contract owner); and
   .  the annuitant is either living
      or deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The contract owner may name a new
   .  contract owner is living          Annuitant
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
   .  the contract owner is a           the death benefit.
      non-natural person, such as a
      trust
 -----------------------------------------------------------------------------

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OPTIONAL DEATH BENEFITS


At the time you purchase your contract you may elect one of the optional death benefits. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Charges" for more information. Each optional contract feature may or may not be beneficial to you depending on your specific circumstances. You should consult with your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.



HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminated at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION



                                                         HIGHEST
      CONTRACT          PURCHASE PAYMENTS     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     ----------- --- ------------------------ -------- ----------- -------
         0       65           10,000           10,700    10,000    10,000
         1       66           10,000            9,000    10,000    10,000
         2       67           10,000            8,000    10,000    10,000
         3       68           10,000            9,000    10,000    10,000
         4       69           10,000           11,000    11,000    11,000
         5       70           10,000           13,500    13,500    13,500
         6       71            9,473            9,000    12,789    12,789
         7       72            9,473           10,000    12,789    12,789
         8       73            9,473           12,000    12,789    12,789
         9       74            9,473           14,000    14,000    14,000
         10      75            9,473           12,000    14,000    14,000
         11      76            9,473           15,000    15,000    15,000
         12      77            9,473           17,000    17,000    17,000
         13      78            9,473           19,000    19,000    19,000
         14      79            9,473           21,200    21,200    21,200
         15      80            9,473           23,000    23,000    23,000
         16      81            9,473           24,000    23,000    24,000



                                    [CHART]

          Purchase Payments                             Highest Anniversary
Age    Adjusted For Withdrawals     Contract Value             Value
---    ------------------------     ---------------            ------
65             $10,000                  $10,700
66              10,000                    9,000                $ 9,000
67              10,000                    8,000                  9,000
68              10,000                    9,000                  9,000
69              10,000                   11,000                 11,000
70              10,000                   13,000                 13,500
71              10,000                    9,000                 13,500
72              10,000                   10,000                 13,500
73              10,000                   12,000                 13,500
74              10,000                   14,000                 14,000
75              10,000                   12,000                 14,000
76              10,000                   15,000                 15,000
77              10,000                   17,000                 17,000
78              10,000                   19,000                 19,000
79              10,000                   21,000                 21,200
80              10,000                   23,000                 23,000
81              10,000                   24,000                 23,000

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account with a single withdrawal of $500 on the sixth contract anniversary. A credit enhancement of $700 is added at contract issue.

On the sixth contract anniversary (owner age 71), a withdrawal of $500 occurs. Just prior to the withdrawal, the contract value is $9,500. The purchase payment adjusted for withdrawal is reduced pro rata for the withdrawal as follows: $10,000 - 10,000 x 500 / 9,500 = $9,473.68. The remaining contract value after the withdrawal is $9,000. The previous highest anniversary value is adjusted pro rata for the withdrawal as follows: $13,500 - 13,500 x 500 / 9,500 = 12,789.47. The adjusted highest anniversary value is still higher than the current contract value so the new highest anniversary value, and the resulting death benefit, is now $12,789.47.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($9,473). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($9,473), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION



                                                                  5%
                                                                DEATH
                                                     HIGHEST   BENEFIT
  CONTRACT          PURCHASE PAYMENTS     CONTRACT ANNIVERSARY INCREASE  DEATH
 ANNIVERSARY AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE     VALUE   BENEFIT
 ----------- --- ------------------------ -------- ----------- -------- -------
     0       65           10,000           10,700    10,000     10,000  10,000
     1       66           10,000            9,000    10,000     10,500  10,500
     2       67           10,000            8,000    10,000     11,025  11,025
     3       68           10,000            9,000    10,000     11,576  11,576
     4       69           10,000           11,000    11,000     12,155  12,155
     5       70           10,000           13,500    13,500     12,763  13,500
     6       71            9,473            9,000    12,789     12,901  12,901
     7       72            9,473           10,000    12,789     13,546  13,546
     8       73            9,473           12,000    12,789     14,223  14,223
     9       74            9,473           14,000    14,000     14,934  14,934
     10      75            9,473           12,000    14,000     15,681  15,681
     11      76            9,473           15,000    15,000     16,465  16,465
     12      77            9,473           17,000    17,000     17,289  17,289
     13      78            9,473           19,000    19,000     18,153  19,000
     14      79            9,473           21,200    21,200     18,947  21,200
     15      80            9,473           23,000    23,000     18,947  23,000
     16      81            9,473           24,000    23,000     18,947  24,000



                                    [CHART]

          Purchase Payments                             Highest Anniversary
Age    Adjusted For Withdrawals     Contract Value             Value
---    ------------------------     ---------------            ------
65             $10,000                  $10,700
66              10,000                    9,000                $ 9,000
67              10,000                    8,000                  9,000
68              10,000                    9,000                  9,000
69              10,000                   11,000                 11,000
70              10,000                   13,000                 13,500
71              10,000                    9,000                 13,500
72              10,000                   10,000                 13,500
73              10,000                   12,000                 13,500
74              10,000                   14,000                 14,000
75              10,000                   12,000                 14,000
76              10,000                   15,000                 15,000
77              10,000                   17,000                 17,000
78              10,000                   19,000                 19,000
79              10,000                   21,000                 21,200
80              10,000                   23,000                 23,000
81              10,000                   24,000                 23,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account with a single withdrawal of $500 on the sixth contract anniversary. A credit enhancement of $700 is added at contract issue.

On the sixth contract anniversary (owner age 71), a withdrawal of $500 occurs. Just prior to the withdrawal, the contract value is $9,500 and the 5% death benefit increase value is $13,401. The purchase payment adjusted for withdrawal is reduced pro rata for the withdrawal as follows: $10,000 -10,000 x 500 / 9,500 = $9,473.68. The remaining contract value after the withdrawal is

$9,000. The previous highest anniversary value is adjusted pro rata for the withdrawal as follows: $13,500 - 13,500 x 500 / 9,500 = 12,789.47. The 5% death benefit increase value is reduced by the amount of the withdrawal to $12,901 ($13,401 - 500). The 5% death benefit increase value exceeds the contract value ($9,000), the purchase payments adjusted for withdrawals ($9,473) and the highest anniversary value ($12,789) resulting in a death benefit equal to $12, 901.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($9,473) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $15,681.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($9,473) and 5% death benefit increase value ($18,947). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($9,473), the highest anniversary value ($23,000) and the 5% death benefit increase value ($18,947). Therefore, the death benefit is equal to the $24,000 contract value.


ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed accounts (including the DCA Fixed Account Option and any guarantee periods of the guaranteed term account), may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment during the first contract year that is allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. The contract will receive a credit enhancement of $700 which will also be allocated to the fixed account. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $11,047.75. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $419.10. This is arrived at in the following way: death benefit amount, in this case contract value ($11,047.75) less purchase payments not previously withdrawn ($10,000) equals $1,047.75; multiplied by 0.40%, which equals $419.10. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $26.75 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $419.10.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;

  .  termination or surrender of the contract; or

  .  the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

Your contract also allows you to choose from other optional contract features described below. THESE ARE SOMETIMES REFERRED TO AS "LIVING BENEFITS." THERE IS A SPECIFIC CHARGE ASSOCIATED WITH EACH CONTRACT OPTION. THE CHARGES ARE DESCRIBED IN DETAIL IN THE "OPTIONAL CONTRACT RIDER CHARGES" SECTION OF THIS PROSPECTUS. EACH OPTIONAL CONTRACT FEATURE MAY OR MAY NOT BE BENEFICIAL TO YOU DEPENDING ON YOUR SPECIFIC CIRCUMSTANCES AND HOW YOU USE YOUR CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX ADVISOR AND FINANCIAL ADVISOR BEFORE YOU ELECT ANY OPTIONAL CONTRACT FEATURES. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION


  . The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.


  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  . You may not elect this option in combination with either the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit.



This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option provides a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

THE GUARANTEED INCOME PROVIDER BASIS IS THE GREATER OF:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY VALUE IS EQUAL TO THE GREATER OF:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY
VALUE:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE IS EQUAL TO THE SUM OF:

  . the portion of the contract value in any fixed account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE:

A withdrawal, annuitization, or transfer out of any fixed account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.
Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION


  . This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you may adversely impact the benefit.


  . Election of this option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option is generally not appropriate for you.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.


  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.


  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit for your contract. In addition, you may not elect this contract option and the Guaranteed Income Provider Benefit or the Guaranteed Lifetime Withdrawal Benefit in the same contract.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.


The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix E.


In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

CALCULATING THE INITIAL GWB AND GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval. Currently this restriction is being waived.

ADJUSTMENTS FOR WITHDRAWALS

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

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

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the initial GWB plus any subsequent purchase payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

GUARANTEED WITHDRAWAL BENEFIT RESET OPTION

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR THE GMWB RIDER. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be recalculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

SUB-ACCOUNT ALLOCATION


While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

(i) permitted Focused Portfolio Strategies: Growth, Conservative Growth, Income or Conservative Income; or

(ii)permitted Ibbotson ETF Asset Allocation Portfolios: Growth ETF Asset Allocation Portfolio, Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.


EFFECT OF PAYMENT OF DEATH BENEFIT

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION


  . This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you may adversely impact benefit.


  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option is generally not appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.


  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.


  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.


The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.


CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                           AGE  ANNUAL INCOME PERCENTAGE
                           -    ------------------------
                        50 - 59           4.0%
                        60 - 69           5.0%
                        70 - 79           5.5%
                          80+             6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

WITHDRAWALS

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, recapture of credit enhancements or any other contract features impacted by a withdrawal and which may have tax consequences.

ADJUSTMENTS FOR WITHDRAWALS LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

ADJUSTMENTS FOR WITHDRAWALS IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

GUARANTEED ANNUAL INCOME RESET

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

SUB-ACCOUNT ALLOCATION


While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

(i) permitted Focused Portfolio Strategies: Growth, Conservative Growth, Income or Conservative Income; or

(ii)permitted Ibbotson ETF Asset Allocation Portfolios: Growth ETF Asset Allocation Portfolio, Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.


EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability.

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

CONVERSION

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB option will be the contract value on the contract anniversary date.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO A GLWB:

  . Because the GLWB will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB will be lower.

  . Your GAI under the GLWB will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB than under the GMWB option.

  . If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB option.

  . If you are looking for lifetime income for two lives or joint owners, annuitization may be more appropriate for you than either GMWB or GLWB.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION:


  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income
     (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.


  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option is generally not appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.


  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.


  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.


  . Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.


  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix H.


CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. After the first contract year following the effective date of the option you may make additional purchase payments to your contract. However, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

   (a) is the GWB immediately prior to the withdrawal,

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   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year and the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

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The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.


Please see Appendix H for examples of how withdrawals impact the benefit.


GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86th birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

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The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.


Please see Appendix H for examples.


SUB-ACCOUNT ALLOCATION


While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

(i) permitted Focused Portfolio Strategies: Growth, Conservative Growth, Income or Conservative Income; or

(ii)permitted Ibbotson ETF Asset Allocation Portfolios: Growth ETF Asset Allocation Portfolio, Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.


EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contract us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to

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take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability

THE GLWB II-SINGLE OPTION WILL AUTOMATICALLY TERMINATE AT THE EARLIEST OF THE
FOLLOWING:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

CONVERSION

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB II-Single

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option at the same time. You must request this "conversion" in writing within
30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB II-Single option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB II-Single option will be the contract value on the contract anniversary date.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO A GLWB II-SINGLE:

  . Because the GLWB II-Single will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB II-Single will be lower.

  . Your GAI under the GLWB II-Single will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB II-Single than under the GMWB option.

  . If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB II-Single option.

  . If you are looking for lifetime income for two lives or joint owners, annuitization or GLWB II-Joint may be more appropriate for you than either GMWB or GLWB II-Single.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION:


  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.


  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option is generally not appropriate for you.

  . Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.


  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.


  . Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

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  .  Your entire contract value must be allocated to an investment option or allocation approved and maintained by us while this option is in effect.


  . You may not elect this contract option if you have selected the Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint Life option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract until the later of: (a) the death of both Designated Lives, or
(b) the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.


The Benefit Date is the later of the contract anniversary following the 59th birthday of the youngest Designated Life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix H.


DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the

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contract. After the first contract year following the effective date of the option you may make additional purchase payments to the contract. However, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

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Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.


Please see Appendix H for examples of how withdrawals impact the benefit.


GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if

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the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB amount on the date will be increased by 5% of the GWB prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the GWB reset on any contract anniversary where both are applicable.


Please see Appendix H for examples.


SUB-ACCOUNT ALLOCATION


While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

(i) permitted Focused Portfolio Strategies: Growth, Conservative Growth, Income or Conservative Income; or

(ii)permitted Ibbotson ETF Asset Allocation Portfolios: Growth ETF Asset Allocation Portfolio, Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


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Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each
portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.


EFFECT OF PAYMENT OF DEATH BENEFIT

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Resets will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

SPOUSAL CONTINUATION

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

   (a) the surviving spouse is also the Joint Designated Life, and

   (b) this rider is in effect at the time of the contract continuation

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability

The GLWB II-Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

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  .  the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

CONVERSION (GMWB TO GLWB II-JOINT)

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB II-Joint option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB II-Joint option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB II-Joint option will be the contract value on the contract anniversary date.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO A GLWB II-JOINT:

  . Because the GLWB II-Joint will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB II-Joint will be lower.

  . Your GAI under the GLWB II-Joint will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB II-Joint than under the GMWB option.

  . If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB II-Joint option.

  . If you are looking for lifetime income for two lives or joint owners, you may wish to consider the GLWB II-Joint option.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

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

CONVERSION (GLWB TO GLWB II-JOINT)


If you have previously elected the GLWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GLWB option if you elect the GLWB II-Joint option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GLWB option will be terminated. The GLWB II-Joint option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GLWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB II-Joint option will be the contract value on the contract anniversary date.


YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GLWB TO A GLWB II-JOINT:

  . Because the GLWB II-Joint will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GLWB option, the GWB in the GLWB II-Joint will be lower.

  . Your GAI under the GLWB II-Joint may potentially be lower than your GAI under GLWB depending on the age of the contract owners. This means that your annual withdrawal amounts may be lower under the GLWB II-Joint than under the GLWB option.

  . If you are looking for lifetime income for two lives or joint owners, you may wish to consider the GLWB II-Joint option as well as annuitization.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GLWB option at any time.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the variable annuity account.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to deregister the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts

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through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus.

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 6.00% of purchase payments. From time to time certain broker-dealers may receive additional payments. These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 6.25% of purchase payments. A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contract owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 6.25% of purchase payments.

In addition to commission payments to registered representatives of Securian Financial, Minnesota Life may provide other non-cash benefits to such registered representatives that are directly or indirectly related to sales of the contracts. These benefits may include paid travel and accommodations at training conferences and recognition conventions sponsored by Minnesota Life and Securian Financial, eligibility to participate in certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs), and various other Minnesota Life reward and recognition programs that provide non-cash benefits. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing

                                                                        PAGE 73

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customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

FIXED ACCOUNT(S) AND THE GUARANTEED TERM ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to a fixed account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the

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provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated to the DCA Fixed Account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

GUARANTEE PERIODS OF THE GUARANTEED TERM ACCOUNT. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

RENEWALS. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC and/or recapture as credit enhancement). You may make your election during the period 30 days immediately following the renewal date of each guarantee period without having the market value adjustment applied.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date or any previously elected annuitization date. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the money market sub-account.

MARKET VALUE ADJUSTMENT. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date

                                                                        PAGE 75

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may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

 LOGO

where i = Swap Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

      j = Swap Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

      n = the number of whole months remaining in the guarantee period.

If a Swap Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Swap Rates with maturity closest to the period being measured. If Swap Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

   (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days immediately following the renewal date of each guarantee period;

   (b) amounts payable as a death benefit; and

   (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

TRANSFERS. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

WITHDRAWALS. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account or other fixed accounts:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account or other fixed accounts for up to six months from the

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       date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.


There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal or contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends, received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Series Fund is an affiliate of ours, we do not control the Advantus Series Fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Series Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS


The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.


TAXES PAYABLE ON OPTIONAL RIDERS

The GLWB and GMWB options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect one of these options, a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax advisor about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

   (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax advisor with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax advisor regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date as a violation of the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of a withdrawal on the contract prior to processing the withdrawal.


For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.


To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.


In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

    The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.
1.85% Variable Account Charge

                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007...     $1.09(a)     $1.08        3,420,941

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007...     $1.83(a)     $1.85          929,156

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007...     $1.55(a)     $1.57          100,183

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007...     $0.98(a)     $1.02          869,440

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007...     $1.03(a)     $1.04          996,146

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007...     $1.10(a)     $1.09          820,701

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007...     $2.14(a)     $2.02          591,607

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007...     $1.33(a)     $1.32            2,549

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007...     $1.58(a)     $1.64          120,666

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007...     $1.48(a)     $1.50           26,674

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.92                0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.92            1,142

                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2007...     $1.60(a)     $1.57           53,841

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007...     $1.29(a)     $1.44        1,495,516

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007...     $1.65(a)     $1.55          685,943

                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2007...     $1.00(b)     $1.05                0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007...     $1.89(a)     $2.02          420,637

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007...     $1.70(a)     $1.66        2,040,589



                            UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                            BEGINNING OF   AT END OF   OUTSTANDING AT
                               PERIOD        PERIOD     END OF PERIOD
                            -------------  ----------  ---------------

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.98                0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007...       $2.38(a)     $2.46          323,094

                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...       $1.46(a)     $1.43           88,480

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.91                0

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...       $1.70(a)     $1.72           77,998

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007...       $1.68(a)     $1.69          213,000

                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2007...       $3.08(a)     $3.51          375,237

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.94           59,475

                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.97        1,303,752

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007.....     $1.00(b)     $1.01                0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.95          294,248

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.99           55,425

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007.....     $1.39(a)     $1.44           36,729

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007.....     $1.82(a)     $2.14          296,746

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.....     $3.29(a)     $3.69          758,652

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.95                0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007.....     $1.38(a)     $1.44          328,150

1.85% Variable Account Charge Continued


                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007...     $1.52(a)     $1.55          30,254

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007...     $1.56(a)     $1.52         290,095

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007...     $1.74(a)     $1.80         533,666

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.96               0

                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2007...     $1.50(a)     $1.56          72,807

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007...     $1.25(a)     $1.24         799,017

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.91               0

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007...     $2.58(a)     $2.68         102,199

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007...     $1.52(a)     $1.45           7,492

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007...     $2.06(a)     $2.12          95,570

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007...     $1.53(a)     $1.59           1,310

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007...     $1.68(a)     $1.61          96,496

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007...     $1.28(a)     $1.34           5,134

                VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.97          41,100

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.95               0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007...     $1.40(a)     $1.51               0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007...     $1.67(a)     $1.61         162,088

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007...     $1.71(a)     $1.71          50,927

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007...     $1.98(a)     $2.39         465,822

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007...     $1.36(a)     $1.43          77,418

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007...     $1.52(a)     $1.61          63,543

                W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
                  2007...     $1.86(a)     $2.16         402,211

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007...     $1.34(a)     $1.50         797,318

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007...     $1.83(a)     $2.04          91,529




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007.     $2.42(a)    $2.56       1,216,238

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007.     $2.13(a)    $2.17         100,786

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.35(a)    $1.41          47,504

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007.     $1.72(a)    $1.86         218,161

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.47(a)    $1.54         202,831

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $1.83(a)    $1.83         770,693

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.46(a)    $1.45          70,420

2.00% Variable Account Charge

                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007.       $1.08(a)    $1.08        858,243

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007.       $1.49(a)    $1.51        280,804

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007.       $1.36(a)    $1.37              0

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007.       $0.98(a)    $1.01        166,984

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007.        1.03(a)     1.04        182,647

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007.       $1.10(a)    $1.09        142,102

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007.       $1.73(a)    $1.63        105,952

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007.       $1.23(a)    $1.22              0

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007.       $1.34(a)    $1.39         12,571

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007.       $1.31(a)    $1.33              0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007.       $1.00(b)    $0.92              0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007...     $1.00(b)    $0.92              0

                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2007...     $1.38(a)    $1.35              0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007...     $1.13(a)    $1.25        218,781

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007...     $1.44(a)    $1.35        100,708

2.00% Variable Account Charge Continued

                            UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                            BEGINNING OF   AT END OF   OUTSTANDING AT
                               PERIOD        PERIOD     END OF PERIOD
                            -------------  ----------  ---------------

                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2007...       $1.00(b)     $1.05               0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007...       $1.60(a)     $1.71          22,612

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007...       $1.46(a)     $1.43         354,662

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.98               0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007...       $1.87(a)     $1.93           6,132

                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...       $1.27(a)     $1.25          15,446

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.91               0

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...       $1.36(a)     $1.38           9,039

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007...       $1.50(a)     $1.52          20,345

                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2007...       $2.33(a)     $2.66          47,354

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.94               0

                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.97               0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007.....     $1.00(b)     $1.01               0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.95          67,566

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.99           8,576

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007.....     $1.32(a)     $1.36           4,647

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007.....     $1.63(a)     $1.90           5,207

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.....     $2.54(a)     $2.85         151,044

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.95               0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007.....     $1.23(a)     $1.28         169,036

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007.....     $1.24(a)     $1.27               0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007.....     $1.25(a)     $1.21           5,835

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007.....     $1.55(a)     $1.59         247,804




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.96               0

                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2007...     $1.29(a)     $1.34           6,899

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007...     $1.16(a)     $1.15         173,766

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.91               0

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007...     $1.87(a)     $1.94               0

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007...     $1.33(a)     $1.27               0

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007...     $1.75(a)     $1.79          11,395

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007...     $1.28(a)     $1.33               0

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007...     $1.42(a)     $1.36               0

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007...     $1.11(a)     $1.17               0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.97               0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.95               0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007...     $1.20(a)     $1.29               0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007...     $1.43(a)     $1.37           7,777

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007...     $1.49(a)     $1.49               0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007...     $1.96(a)     $2.37          29,701

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007...     $1.34(a)     $1.40           5,381

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007...     $1.50(a)     $1.59               0

                W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
                  2007...     $1.85(a)     $2.15          44,059

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007...     $1.31(a)     $1.47         327,443

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007...     $1.74(a)     $1.93               0

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007...     $1.85(a)     $1.95         213,350

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007...     $1.52(a)     $1.55               0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007...     $1.35(a)     $1.41               0

2.00% Variable Account Charge Continued

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007.     $1.66(a)    $1.80         10,028

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.43(a)    $1.50         31,920

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $1.38(a)    $1.38        143,490

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.43(a)    $1.42              0

2.10% Variable Account Charge

                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007...     $1.08(a)     $1.07         113,642

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007...     $1.49(a)     $1.50          33,971

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007...     $1.35(a)     $1.36               0

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007...     $0.98(a)     $1.01           3,977

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007...     $1.03(a)     $1.03          19,078

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007...     $1.10(a)     $1.08           1,789

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007...     $1.72(a)     $1.62          13,331

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007...     $1.23(a)     $1.21               0

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007...     $1.34(a)     $1.39               0

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007...     $1.31(a)     $1.33               0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.92               0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.92               0

                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2007...     $1.38(a)     $1.35               0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007...     $1.12(a)     $1.24          63,723

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007...     $1.44(a)     $1.34          42,946

                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2007...     $1.00(b)     $1.05               0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007...     $1.59(a)     $1.70           1,949

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007...     $1.46(a)     $1.42          47,242



                            UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                            BEGINNING OF   AT END OF   OUTSTANDING AT
                               PERIOD        PERIOD     END OF PERIOD
                            -------------  ----------  ---------------

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.98              0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007...       $1.86(a)     $1.92            825

                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...       $1.27(a)     $1.24              0

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.91              0

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...       $1.36(a)     $1.37              0

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007...       $1.50(a)     $1.51              0

                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2007...       $2.32(a)     $2.65         13,112

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.94              0

                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.97              0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007.....     $1.00(b)     $1.01              0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.95              0

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.99              0

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007.....     $1.31(a)     $1.35              0

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007.....     $1.62(a)     $1.90            947

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.....     $2.53(a)     $2.84         13,243

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.95              0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007.....     $1.23(a)     $1.28              0

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007.....     $1.23(a)     $1.26              0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007.....     $1.24(a)     $1.21              0

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007.....     $1.54(a)     $1.59              0

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.96              0

                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2007.....     $1.28(a)     $1.34              0

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007.....     $1.16(a)     $1.15         29,334

2.10% Variable Account Charge Continued


                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.91              0

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007..     $1.86(a)     $1.93            776

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007..     $1.33(a)     $1.26              0

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007..     $1.74(a)     $1.78              0

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007..     $1.28(a)     $1.32              0

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007..     $1.41(a)     $1.35              0

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007..     $1.11(a)     $1.17              0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.97              0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.95              0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007..     $1.19(a)     $1.28              0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007..     $1.42(a)     $1.37          3,022

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007..     $1.48(a)     $1.48              0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007..     $1.96(a)     $2.36              0

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007..     $1.34(a)     $1.40              0

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007..     $1.50(a)     $1.58              0

                W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
                  2007..     $1.85(a)     $2.15              0

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007..     $1.31(a)     $1.46         61,052

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007..     $1.73(a)     $1.93              0

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007..     $1.84(a)     $1.94         38,385

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007..     $1.51(a)     $1.54              0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007..     $1.35(a)     $1.40              0

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007..     $1.66(a)     $1.79              0

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007..     $1.43(a)     $1.50          3,412




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $1.38(a)    $1.37        21,171

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.42(a)    $1.41             0

2.20% Variable Account Charge

                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007...     $1.08(a)     $1.07         505,958

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007...     $1.48(a)     $1.49         106,909

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007...     $1.35(a)     $1.36         108,598

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007...     $0.98(a)     $1.01          58,648

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007...     $1.02(a)     $1.03         294,351

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007...     $1.09(a)     $1.08         384,591

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007...     $1.71(a)     $1.62         114,970

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007...     $1.22(a)     $1.21          14,582

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007...     $1.33(a)     $1.38               0

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007...     $1.30(a)     $1.32               0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.92               0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.92               0

                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2007...     $1.37(a)     $1.34               0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007...     $1.12(a)     $1.24         271,613

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007...     $1.43(a)     $1.34          23,001

                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2007...     $1.00(b)     $1.05               0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007...     $1.59(a)     $1.69         112,219

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007...     $1.45(a)     $1.42         349,390

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.98               0

2.20% Variable Account Charge Continued

                            UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                            BEGINNING OF   AT END OF   OUTSTANDING AT
                               PERIOD        PERIOD     END OF PERIOD
                            -------------  ----------  ---------------

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007...       $1.85(a)     $1.92          79,472

                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...       $1.26(a)     $1.24               0

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.91               0

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...       $1.35(a)     $1.37           9,580

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007...       $1.49(a)     $1.50           2,389

                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2007...       $2.31(a)     $2.64          24,749

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.94               0

                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.97               0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007.....     $1.00(b)     $1.01               0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.95               0

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.99          29,053

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007.....     $1.31(a)     $1.35               0

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007.....     $1.61(a)     $1.89          48,908

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.....     $2.52(a)     $2.83          79,477

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.95               0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007.....     $1.22(a)     $1.27          32,151

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007.....     $1.23(a)     $1.26               0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007.....     $1.24(a)     $1.20          30,961

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007.....     $1.54(a)     $1.58          45,491

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.96               0

                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2007.....     $1.28(a)     $1.33          10,329

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007.....     $1.15(a)     $1.14         211,587

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.90               0




                           UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                           BEGINNING OF  AT END OF  OUTSTANDING AT
                              PERIOD       PERIOD    END OF PERIOD
                           ------------- ---------- ---------------

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007..       $1.85(a)    $1.93         11,192

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007..       $1.32(a)    $1.26              0

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007..       $1.73(a)    $1.78          2,288

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007..       $1.27(a)    $1.32              0

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007..       $1.41(a)    $1.35         31,545

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007..       $1.11(a)    $1.16              0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
                  2007....     $1.00(b)    $0.97              0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007....     $1.00(b)    $0.95              0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007....     $1.19(a)    $1.28              0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007....     $1.42(a)    $1.36         34,682

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007....     $1.48(a)    $1.47              0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007....     $1.95(a)    $2.35         74,510

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007....     $1.33(a)    $1.39         21,747

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007....     $1.49(a)    $1.57              0

                W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
                  2007....     $1.85(a)    $2.14         52,690

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007....     $1.30(a)    $1.46         98,129

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007....     $1.72(a)    $1.92          4,857

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007....     $1.83(a)    $1.94        198,766

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007....     $1.51(a)    $1.54              0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007....     $1.34(a)    $1.40              0

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007....     $1.65(a)    $1.79         16,727

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007....     $1.42(a)    $1.49         56,093

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007....     $1.37(a)    $1.36        125,968

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007....     $1.42(a)    $1.40         82,974

2.25% Variable Account Charge

                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007...     $1.07(a)     $1.07         225,144

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007...     $1.48(a)     $1.49          52,253

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007...     $1.34(a)     $1.36               0

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007...     $0.98(a)     $1.00           6,734

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007...     $1.02(a)     $1.03          61,196

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007...     $1.09(a)     $1.08           4,807

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007...     $1.71(a)     $1.61          20,334

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007...     $1.22(a)     $1.20               0

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007...     $1.33(a)     $1.38               0

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007...     $1.30(a)     $1.32               0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.92               0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.92               0

                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2007...     $1.37(a)     $1.34               0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007...     $1.12(a)     $1.24         159,919

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007...     $1.43(a)     $1.33          23,762

                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2007...     $1.00(b)     $1.05               0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007...     $1.58(a)     $1.69               0

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007...     $1.45(a)     $1.41         145,677

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.98               0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007...     $1.85(a)     $1.91               0

                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...     $1.26(a)     $1.24               0

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007...     $1.00(b)     $0.91               0

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...     $1.35(a)     $1.36               0

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007...     $1.49(a)     $1.50               0



                            UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                            BEGINNING OF   AT END OF   OUTSTANDING AT
                               PERIOD        PERIOD     END OF PERIOD
                            -------------  ----------  ---------------

                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2007...       $2.31(a)     $2.63          6,556

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.94              0

                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007...       $1.00(b)     $0.97              0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007.....     $1.00(b)     $1.01              0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.95              0

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.99              0

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007.....     $1.30(a)     $1.34              0

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007.....     $1.61(a)     $1.88              0

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.....     $2.51(a)     $2.82         21,615

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.95              0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007.....     $1.22(a)     $1.27          6,588

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007.....     $1.23(a)     $1.26              0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007.....     $1.23(a)     $1.20              0

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007.....     $1.53(a)     $1.58          9,253

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.96              0

                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2007.....     $1.27(a)     $1.33              0

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007.....     $1.15(a)     $1.14         75,008

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2007.....     $1.00(b)     $0.90              0

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007.....     $1.85(a)     $1.92              0

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007.....     $1.32(a)     $1.25              0

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007.....     $1.73(a)     $1.77              0

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007.....     $1.27(a)     $1.31              0

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007.....     $1.41(a)     $1.34              0

2.25% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007.     $1.10(a)    $1.16             0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.97             0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.95             0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007.     $1.18(a)    $1.28             0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007.     $1.41(a)    $1.36             0

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $1.47(a)    $1.47             0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007.     $1.94(a)    $2.35             0

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007.     $1.33(a)    $1.39             0

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.49(a)    $1.57             0

                W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
                  2007.     $1.84(a)    $2.14             0

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007.     $1.30(a)    $1.45        41,172

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.     $1.72(a)    $1.91             0

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007.     $1.83(a)    $1.93        68,591

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.51(a)    $1.53             0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.34(a)    $1.40             0

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007.     $1.65(a)    $1.78             0

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.42(a)    $1.49             0

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $1.37(a)    $1.36        47,542

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.41(a)    $1.40             0


2.35% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007.     $1.07(a)    $1.06        25,679

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007.     $1.47(a)    $1.48        24,526



                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007..     $1.34(a)     $1.35              0

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007..     $0.97(a)     $1.00         20,010

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007..     $1.02(a)     $1.02         11,896

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007..     $1.09(a)     $1.07              0

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007..     $1.70(a)     $1.61          1,733

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007..     $1.21(a)     $1.20              0

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007..     $1.33(a)     $1.37              0

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007..     $1.29(a)     $1.31              0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.92              0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.92              0

                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2007..     $1.36(a)     $1.33              0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007..     $1.11(a)     $1.23          5,460

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007..     $1.42(a)     $1.33          6,597

                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)     $1.05              0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007..     $1.58(a)     $1.68         19,660

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007..     $1.44(a)     $1.41          8,224

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.98              0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007..     $1.84(a)     $1.90         10,578

                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007..     $1.26(a)     $1.23          1,240

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.91              0

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT:
                  2007..     $1.34(a)     $1.36          2,608

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007..     $1.48(a)     $1.49          4,501

                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2007..     $2.30(a)     $2.62          1,500

2.35% Variable Account Charge Continued

                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.94              0

                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.97              0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)     $1.01              0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.95              0

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.99              0

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007..     $1.30(a)     $1.34              0

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007..     $1.60(a)     $1.88         12,465

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007..     $2.50(a)     $2.81          9,026

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.95              0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007..     $1.21(a)     $1.26          3,570

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007..     $1.22(a)     $1.25              0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007..     $1.23(a)     $1.19              0

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007..     $1.53(a)     $1.57          4,851

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.96              0

                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2007..     $1.27(a)     $1.32              0

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007..     $1.15(a)     $1.13         17,723

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.90              0

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007..     $1.84(a)     $1.91            861

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007..     $1.31(a)     $1.25              0

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007..     $1.72(a)     $1.77          6,521

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007..     $1.26(a)     $1.31              0

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007..     $1.40(a)     $1.34              0




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007.     $1.10(a)    $1.15             0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.97             0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.95             0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007.     $1.18(a)    $1.27             0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007.     $1.41(a)    $1.35         1,117

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $1.47(a)    $1.47             0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007.     $1.94(a)    $2.34         2,673

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007.     $1.32(a)    $1.38             0

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.48(a)    $1.56             0

                W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
                  2007.     $1.84(a)    $2.13         1,722

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007.     $1.29(a)    $1.45        10,956

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.     $1.71(a)    $1.91         1,745

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007.     $1.82(a)    $1.92         9,845

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.50(a)    $1.53             0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.34(a)    $1.39             0

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007.     $1.64(a)    $1.78         9,148

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.42(a)    $1.48         8,934

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $1.36(a)    $1.36        13,174

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.41(a)    $1.40             0


2.45% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007.     $1.07(a)    $1.06           0

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007.     $1.47(a)    $1.48           0

2.45% Variable Account Charge Continued

                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007..     $1.33(a)     $1.34               0

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007..     $0.97(a)     $1.00               0

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007..     $1.01(a)     $1.02               0

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007..     $1.08(a)     $1.07               0

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007..     $1.70(a)     $1.60               0

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007..     $1.21(a)     $1.19               0

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007..     $1.32(a)     $1.37               0

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007..     $1.29(a)     $1.31               0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.92               0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.92         544,879

                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2007..     $1.36(a)     $1.33               0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007..     $1.11(a)     $1.23               0

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007..     $1.42(a)     $1.32               0

                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)     $1.04               0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007..     $1.57(a)      1.68               0

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007..     $1.44(a)     $1.40               0

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.98               0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007..     $1.84(a)     $1.90               0

                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007..     $1.25(a)     $1.23               0

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007..     $1.00(b)     $0.91               0

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT:
                  2007..     $1.34(a)     $1.35               0

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007..     $1.48(a)     $1.49               0

                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2007..     $2.29(a)     $2.61               0



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $0.94           0

                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $0.97           0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $1.01           0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.95           0

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.99           0

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007..     $1.29(a)    $1.33           0

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007..     $1.60(a)    $1.87           0

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007..     $2.49(a)    $2.80           0

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.94           0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007..     $1.21(a)    $1.26           0

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007..     $1.22(a)    $1.25           0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007..     $1.22(a)    $1.19           0

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007..     $1.52(a)    $1.56           0

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.96           0

                OPPENHEIMER CAPITAL APPRECIATION/VA
                 SUB-ACCOUNT:
                  2007..     $1.26(a)    $1.32           0

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007..     $1.14(a)    $1.13           0

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.90           0

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007..     $1.83(a)    $1.91           0

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007..     $1.31(a)    $1.24           0

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007..     $1.71(a)    $1.76           0

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007..     $1.26(a)    $1.30           0

2.45% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007.     $1.40(a)    $1.33              0

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007.     $1.10(a)    $1.15              0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.97              0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.95              0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007.     $1.18(a)    $1.26              0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007.     $1.40(a)    $1.35              0

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $1.46(a)    $1.46              0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007.     $1.93(a)    $2.33              0

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007.     $1.32(a)    $1.38              0

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.48(a)    $1.56              0

                W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
                  2007.     $1.83(a)    $2.13        250,674

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007.     $1.29(a)    $1.44              0

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.     $1.71(a)    $1.90              0

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007.     $1.82(a)    $1.91              0

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.49(a)    $1.52              0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.33(a)    $1.39              0

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007.     $1.63(a)    $1.77              0

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.41(a)    $1.48              0

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $1.36(a)    $1.35              0

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.40(a)    $1.39              0


2.50% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007.     $1.06(a)    $1.05        24,380

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007.     $1.46(a)    $1.47         9,828



                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007.       $1.33(a)    $1.34             0

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007.       $0.97(a)    $1.00         5,411

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007.       $1.01(a)    $1.02             0

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007.       $1.08(a)    $1.07         4,617

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007.       $1.69(a)    $1.60         3,089

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007.       $1.21(a)    $1.19             0

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007.       $1.32(a)    $1.36             0

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007.       $1.29(a)    $1.30             0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007.       $1.00(b)    $0.92             0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007...     $1.00(b)    $0.92             0

                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2007...     $1.36(a)    $1.32             0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007...     $1.11(a)    $1.22             0

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007...     $1.41(a)    $1.32             0

                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2007...     $1.00(b)    $1.04             0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007...     $1.57(a)    $1.67             0

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007...     $1.44(a)    $1.40         8,848

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007...     $1.00(b)    $0.98             0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007...     $1.83(a)    $1.89             0

                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...     $1.25(a)    $1.22             0

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007...     $1.00(b)    $0.91             0

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT:
                  2007...     $1.34(a)    $1.35             0

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007...     $1.47(a)    $1.49             0

2.50% Variable Account Charge Continued

                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                TEMPLETON DEVELOPING MARKETS SECURITIES
                 SUB-ACCOUNT:
                  2007.      $2.28(a)    $2.60         1,007

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $0.94             0

                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $0.97             0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $1.01             0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.95             0

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.99             0

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007..     $1.29(a)    $1.33             0

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007..     $1.59(a)    $1.87         3,839

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007..     $2.49(a)    $2.79         4,020

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.94             0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007..     $1.21(a)    $1.26        11,390

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007..     $1.22(a)    $1.24             0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007..     $1.22(a)    $1.19             0

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007..     $1.52(a)    $1.56        15,579

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.96             0

                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2007..     $1.26(a)    $1.31             0

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007..     $1.14(a)    $1.13             0

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.90             0

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007..     $1.83(a)    $1.90             0

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007..     $1.30(a)    $1.24             0

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007..     $1.71(a)    $1.75         3,801




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007.     $1.26(a)    $1.30             0

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007.     $1.39(a)    $1.33             0

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007.     $1.09(a)    $1.15             0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.97             0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.95             0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007.     $1.17(a)    $1.26             0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007.     $1.40(a)    $1.35             0

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $1.46(a)    $1.46             0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007.     $1.93(a)    $2.32             0

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007.     $1.32(a)    $1.37             0

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.47(a)    $1.55             0

                W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
                  2007.     $1.83(a)    $2.12             0

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007.     $1.29(a)    $1.44         9,952

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.     $1.70(a)    $1.89             0

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007.     $1.81(a)    $1.91         7,270

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.49(a)    $1.52             0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.33(a)    $1.39             0

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007.     $1.63(a)    $1.76         2,890

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.41(a)    $1.47         3,517

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $1.36(a)    $1.35         5,127

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.40(a)    $1.39             0

2.60% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007.     $1.06(a)    $1.05           0

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007.     $1.46(a)    $1.47           0

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007.     $1.33(a)    $1.34           0

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007.     $0.97(a)    $1.00           0

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007.     $1.01(a)    $1.01           0

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007.     $1.07(a)    $1.06           0

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007.     $1.69(a)    $1.59           0

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007.     $1.20(a)    $1.19           0

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007.     $1.31(a)    $1.36           0

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.28(a)    $1.30           0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.92           0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.92           0

                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2007.     $1.35(a)    $1.32           0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007.     $1.10(a)    $1.22           0

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007.     $1.41(a)    $1.31           0

                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $1.04           0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007.     $1.56(a)    $1.67           0

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007.     $1.43(a)    $1.39           0

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.98           0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007.     $1.83(a)    $1.88           0

                FRANKLIN LARGE CAP GROWTH SECURITIES
                 SUB-ACCOUNT:
                  2007.     $1.24(a)    $1.22           0

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.91           0



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT:
                  2007.      $1.33(a)    $1.34           0

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007.      $1.47(a)    $1.48           0

                TEMPLETON DEVELOPING MARKETS SECURITIES
                 SUB-ACCOUNT:
                  2007.      $2.28(a)    $2.59           0

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $0.94           0

                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $0.97           0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $1.01           0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.95           0

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.99           0

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007..     $1.29(a)    $1.33           0

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007..     $1.59(a)    $1.86           0

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007..     $2.48(a)    $2.78           0

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.94           0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007..     $1.20(a)    $1.25           0

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007..     $1.21(a)    $1.24           0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007..     $1.22(a)    $1.18           0

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007..     $1.51(a)    $1.55           0

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.96           0

                OPPENHEIMER CAPITAL APPRECIATION/VA
                 SUB-ACCOUNT:
                  2007..     $1.26(a)    $1.31           0

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007..     $1.14(a)    $1.12           0

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.90           0

2.60% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007.     $1.82(a)    $1.89           0

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $1.30(a)    $1.24           0

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007.     $1.70(a)    $1.75           0

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007.     $1.25(a)    $1.30           0

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007.     $1.39(a)    $1.32           0

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007.     $1.09(a)    $1.14           0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.97           0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.95           0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007.     $1.17(a)    $1.26           0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007.     $1.39(a)    $1.34           0

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $1.45(a)    $1.45           0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007.     $1.92(a)    $2.31           0

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007.     $1.31(a)    $1.37           0

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.47(a)    $1.55           0

                W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
                  2007.     $1.83(a)    $2.12           0

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007.     $1.28(a)    $1.43           0

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.     $1.70(a)    $1.89           0

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007.     $1.81(a)    $1.90           0

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.49(a)    $1.51           0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.33(a)    $1.38           0

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007.     $1.62(a)    $1.76           0

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.40(a)    $1.47           0

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $1.35(a)    $1.34           0

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.39(a)    $1.38           0




2.70% Variable Account Charge

                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007.       $1.00(a)    $0.99         5,168

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007.       $1.00(a)    $1.01         1,389

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007.       $1.00       $1.01(a)          0

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007.       $1.00(a)    $1.03         1,453

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007.       $1.00(a)    $1.00           829

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007.       $1.00(a)    $0.99         1,031

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007.       $1.00(a)    $0.94           391

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007.       $1.00(a)    $0.99             0

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007.       $1.00(a)    $1.03             0

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007.       $1.00(a)    $1.01             0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007.       $1.00(b)    $0.92             0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007...     $1.00(b)    $0.92             0

                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2007...     $1.00(a)    $0.98             0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007...     $1.00(a)    $1.11             0

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007...     $1.00(a)    $0.93             0

                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2007...     $1.00(b)    $1.04             0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007...     $1.00(a)    $1.07           787

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007...     $1.00(a)    $0.97         1,224

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007...     $1.00(b)    $0.98             0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007...     $1.00(a)    $1.03             0

                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2007...     $1.00(a)    $0.98             0

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007...     $1.00(b)    $0.91             0

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT:
                  2007...     $1.00(a)    $1.01             0

2.70% Variable Account Charge Continued

                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007.      $1.00(a)    $1.01             0

                TEMPLETON DEVELOPING MARKETS SECURITIES
                 SUB-ACCOUNT:
                  2007.      $1.00(a)    $1.14             0

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $0.94             0

                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $0.97             0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $1.01             0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.95        80,614

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.99             0

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007..     $1.00(a)    $1.03             0

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007..     $1.00(a)    $1.17             0

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007..     $1.00(a)    $1.12           654

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.94             0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007..     $1.00(a)    $1.04         1,380

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007..     $1.00(a)    $1.02             0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007..     $1.00(a)    $0.97             0

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007..     $1.00(a)    $1.03         1,942

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.96             0

                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2007..     $1.00(a)    $1.04             0

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007..     $1.00(a)    $0.99         2,061

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.90             0

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007..     $1.00(a)    $1.04             0

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007..     $1.00(a)    $0.95             0




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.02           771

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.03             0

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.95             0

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.05             0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.97             0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.94             0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007.     $1.00(a)    $1.08             0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.96             0

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.00             0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.21             0

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.04             0

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.05             0

                W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.16             0

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.12         1,137

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.11             0

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.05           699

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.02             0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.04             0

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.08           586

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.05             0

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.99           640

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.99             0

2.75% Variable Account Charge

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.99           0

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007.     $1.03(a)    $1.04           0

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007.     $1.01(a)    $1.02           0

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007.     $1.03(a)    $1.06           0

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007.     $1.01(a)    $1.02           0

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007.     $1.01(a)    $1.00           0

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007.     $0.88(a)    $0.82           0

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007.     $1.01(a)    $0.99           0

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007.     $1.05(a)    $1.08           0

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.03(a)    $1.05           0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.92           0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.92           0

                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2007.     $0.99(a)    $0.97           0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007.     $1.05(a)    $1.17           0

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007.     $0.99(a)    $0.92           0

                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $1.04           0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007.     $1.07(a)    $1.14           0

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007.     $1.01(a)    $0.98           0

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.98           0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007.     $1.08(a)    $1.11           0

                FRANKLIN LARGE CAP GROWTH SECURITIES
                 SUB-ACCOUNT:
                  2007.     $1.05(a)    $1.03           0

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.91           0



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT:
                  2007.      $1.06(a)    $1.07           0

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007.      $1.00(a)    $1.01           0

                TEMPLETON DEVELOPING MARKETS SECURITIES
                 SUB-ACCOUNT:
                  2007.      $1.12(a)    $1.28           0

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $0.94           0

                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $0.97           0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.      $1.00(b)    $1.01           0

                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.95           0

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.99           0

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007..     $1.04(a)    $1.07           0

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007..     $1.12(a)    $1.31           0

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007..     $1.13(a)    $1.26           0

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.94           0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007..     $1.03(a)    $1.07           0

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007..     $1.03(a)    $1.05           0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007..     $1.02(a)    $0.99           0

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007..     $1.02(a)    $1.04           0

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.96           0

                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2007..     $1.05(a)    $1.10           0

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007..     $0.98(a)    $0.97           0

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2007..     $1.00(b)    $0.90           0

2.75% Variable Account Charge Continued


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007.     $1.06(a)    $1.10           0

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $0.96(a)    $0.91           0

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007.     $1.03(a)    $1.06           0

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007.     $0.99(a)    $1.02           0

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007.     $0.97(a)    $0.92           0

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007.     $0.97(a)    $1.02           0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.96           0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.94           0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007.     $1.05(a)    $1.13           0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007.     $0.99(a)    $0.95           0

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.00           0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007.     $1.17(a)    $1.41           0

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007.     $1.05(a)    $1.10           0

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.04(a)    $1.10           0

                W&R TARGET GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT:
                  2007.     $1.20(a)    $1.39           0

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007.     $1.09(a)    $1.21           0

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.     $1.07(a)    $1.19           0

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007.     $1.02(a)    $1.07           0

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.02(a)    $1.04           0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.05(a)    $1.09           0

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007.     $1.11(a)    $1.20           0

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.05(a)    $1.10           0

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $0.94(a)    $0.93           0

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.99           0




2.95% Variable Account Charge


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                ADVANTUS BOND SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.99           0

                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.01           0

                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.01(a)        0

                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.03           0

                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.00           0

                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.99           0

                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.94           0

                AIM V.I. BASIC BALANCED SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.98           0

                AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.03           0

                AIM V.I. CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.01           0

                AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.92           0

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.92           0

                AMERICAN CENTURY VP INCOME & GROWTH
                 SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.97           0

                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.11           0

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.93           0

                AMERICAN CENTURY VP INFLATION PROTECTION
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $1.04           0

                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.06           0

                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.97           0

                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.98           0

                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.03           0

                FRANKLIN LARGE CAP GROWTH SECURITIES
                 SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.98           0

                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.91           0

2.95% Variable Account Charge Continued

                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.01           0

                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.01           0

                TEMPLETON DEVELOPING MARKETS SECURITIES
                 SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.14           0

                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.94           0

                IBBOTSON BALANCED ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.97           0

                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $1.01           0

                IBBOTSON GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.95           0

                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.99           0

                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.03           0

                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.17           0

                JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.12           0

                JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.94           0

                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.04           0

                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.02           0

                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.97           0

                MFS VALUE SERIES SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.03           0

                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.96           0

                OPPENHEIMER CAPITAL APPRECIATION/VA
                 SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.04           0

                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.99           0

                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.90           0




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.04           0

                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.95           0

                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.02           0

                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.03           0

                PUTNAM VT NEW VALUE SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.95           0

                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.05           0

                VAN KAMPEN UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.97           0

                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(b)    $0.94           0

                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(C):
                  2007.     $1.00(a)    $1.07           0

                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.96           0

                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.00           0

                W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.21           0

                W&R TARGET BALANCED SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.04           0

                W&R TARGET CORE EQUITY SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.05           0

                W&R TARGET GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.16           0

                W&R TARGET GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.12           0

                W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.11           0

                W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.05           0

                W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.02           0

                W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.04           0

                W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.08           0

                W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
                  2007.     $1.00(a)    $1.05           0

                W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.99           0

                W&R TARGET VALUE SUB-ACCOUNT:
                  2007.     $1.00(a)    $0.99           0

--------

(a) Period from September 10, 2007, commencement of operations, to December 31, 2007.

(b) Period from October 12, 2007, commencement of operations, to December 31, 2007.

(c) Prior to May 1, 2008, the sub-account was known as Van Kampen Strategic Growth Portfolio.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.88% and 10.00%.

For illustration purposes, an average annual expense equal to 2.38% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.38% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 1.03% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR:                   Client
VARIABLE CONTRIBUTION:          $100,000.00
INITIAL VARIABLE MONTHLY INCOME:$663.26

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.88% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

         Impact of Rate of Return on Monthly Income
                          [CHART]

    Age    0.00% Gross      6.88% Gross     10.00% Gross
           (-2.38% Net)     (4.50% Net)      (7.62% Net)
   -----   -----------      -----------     ------------
     65        $663            $663              $663
     68         541             663               724
     71         441             663               791
     74         359             663               864
     77         293             663               944
     80         239             663             1,031
     83         195             663             1,126
     86         159             663             1,230
     89         129             663             1,344
     92         105             663             1,468
     95          86             663             1,603
     98          70             663             1,751


VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                                MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
          -                     -----------------------------------------------------------
                                0.00% GROSS          6.88% GROSS        10.00% GROSS
          BEGINNING OF YEAR AGE (-2.38% NET)         (4.50% NET)        (7.62% NET)
          ----------------- --- ------------         -----------        ------------
                  1         65      $663                $663               $  663
                  4         68      $541                $663               $  724
                  7         71      $441                $663               $  791
                 10         74      $359                $663               $  864
                 13         77      $293                $663               $  944
                 16         80      $239                $663               $1,031
                 19         83      $195                $663               $1,126
                 22         86      $159                $663               $1,230
                 25         89      $129                $663               $1,344
                 28         92      $105                $663               $1,468
                 31         95      $ 86                $663               $1,603
                 34         98      $ 70                $663               $1,751



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $654.90.


                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Swap Rates. The 'Swap Rate' is the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where i = Swap Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

      j = Swap Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

      n = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Swap Rate at the time of the withdrawal is higher than the Swap Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Swap Rate at allocation is 4% and the Swap Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000X-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Swap Rate at the time of the withdrawal is lower than the Swap Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Swap Rate at allocation is 6% and the Swap Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000X0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS


This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008.


Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship. The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.


This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  APPENDIX D -- EXAMPLES ILLUSTRATING THE GUARANTEED INCOME PROVIDER BENEFIT
                                    OPTION

The illustration below is designed to help show how the Guaranteed Income Provider Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section titled "Other Contract Options -- Guaranteed Income Provider Benefit Option".

                                                                    GUARANTEED
                                                 HIGHEST      5%      INCOME
  CONTRACT       PURCHASE             CONTRACT ANNIVERSARY INCREASE  PROVIDER
 ANNIVERSARY AGE PAYMENTS WITHDRAWALS  VALUE      VALUE     VALUE     BASIS
 ----------- --- -------- ----------- -------- ----------- -------- ----------
     0       65   10,000        --     10,700    10,000     10,000    10,000
     1       66       --        --     10,250    10,250     10,500    10,500
     2       67    1,500        --     12,000    12,000     12,525    12,525
     3       68       --       500     11,000    11,500     12,651    12,651
     4       69       --        --     14,000    14,000     13,284    14,000
     5       70       --     2,000     11,500    11,926     11,316    11,926
     6       71       --        --     10,000    11,926     11,882    11,926
     7       72       --        --     12,000    12,000     12,476    12,476
     8       73       --        --     10,200    12,000     13,100    13,100
     9       74       --        --     11,500    12,000     13,754    13,754
     10      75       --        --     14,500    14,500     14,442    14,500

To illustrate the guaranteed income provider benefit option, assume a contract is issued to an owner at age 65. An initial purchase payment of $10,000 is made at contract issue and a subsequent purchase payment of $1,500 is made on the second contract anniversary. A credit enhancement of $700 is added at contract issue. Both purchase payments are allocated to the variable annuity account. Withdrawals of $500 and $2,000 are assumed to occur on the third contract anniversary and the fifth contract anniversary, respectively. Values shown above have been rounded to the nearest dollar.

On the second contract anniversary, the additional purchase payment is included in the contract value of $12,000 which becomes the new highest anniversary value. The prior 5% increase value is accumulated at 5% and then increased by the new purchase payment. The 5% increase value exceeds the highest anniversary value and therefore the guaranteed income provider basis is increased to $12,525.

The withdrawal on the third contract anniversary is less than 5% of the highest anniversary value ($600) and 5% of the 5% increase value ($626.25) as of the prior contract anniversary. Therefore, the withdrawal adjustment for both the highest anniversary value and the 5% increase value is applied on a dollar-for-dollar basis. Since the current contract value is less than the prior highest anniversary value the prior value is simply reduced by the amount of the withdrawal (12,000 - 500). The 5% increase value is first increased by 5% and then the withdrawal is subtracted (12,525 x 1.05 - 500). The resulting 5% increase value exceeds the highest anniversary value and therefore the guaranteed income provider basis is increased to $12,651.

On the fifth contract anniversary the withdrawal is greater than 5% of the highest anniversary value ($700) and 5% of the 5% increase value ($664) as of the prior contract anniversary. Therefore, the withdrawal adjustment for both the highest anniversary value and 5% increase value is applied on a pro rata basis. The contract value prior to the withdrawal is $13,500 so the adjustment to the highest anniversary value is $14,000 - $14,000 x (2,000 / 13,500) with a resulting highest anniversary value of 11,925.93. The 5% increase value is first accumulated at 5% resulting in a value of $13,948 (12,651 x 1.05) and then adjusted pro rata for the withdrawal as follows: $13,948 - 13,948 x (2,000 / 13,500) = $11,881.63. The adjusted highest anniversary value exceeds the adjusted 5% increase value therefore the guaranteed income provider basis is $11,926 after the withdrawal.

  APPENDIX E -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION


Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit (GMWB) Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                    CONTRACT                                 GUARANTEED GUARANTEED
                     VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                     BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS      ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------      -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1    $0    $100,000     0       $107,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                    CONTRACT                                 GUARANTEED GUARANTEED
                     VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                     BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS      ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------      -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1 $      0 $100,000     0       $107,000    $100,000    $7,000
Activity........... $102,000 $ 20,000     0       $123,400    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                      CONTRACT                                 GUARANTEED GUARANTEED
                       VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS        ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------        -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.. $      0 $100,000       --    $107,000    $100,000    $7,000
Activity............. $102,000 $ 20,000       --    $123,400    $120,000    $8,400
Beginning of Year 2..       --       --       --          --    $120,000    $8,400
Activity (withdrawal) $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                             CONTRACT                                 GUARANTEED GUARANTEED
                              VALUE             PURCHASE   CONTRACT   WITHDRAWAL   ANNUAL
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS               ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------               -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1......... $      0 $100,000       --    $107,000    $100,000    $7,000
Activity.................... $102,000 $ 20,000       --    $123,400    $120,000    $8,400
Beginning of Year 2.........       --       --       --          --    $120,000    $8,400
Activity (withdrawal)....... $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3.........       --       --       --          --    $111,600    $8,400
Activity (withdrawal)....... $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal) $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                                CONTRACT                                 GUARANTEED GUARANTEED
                                 VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                                 BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                  ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                  -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1............ $      0 $100,000       --    $107,000    $100,000    $7,000
Activity....................... $102,000 $ 20,000       --    $123,400    $120,000    $8,400
Beginning of Year 2............       --       --       --          --    $120,000    $8,400
Activity (withdrawal).......... $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3............       --       --       --          --    $111,600    $8,400
Activity (withdrawal).......... $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal)... $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4............       --       --       --          --    $ 94,000    $6,580
Activity (withdrawal).......... $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5............       --       --       --          --    $ 87,420    $6,580
Activity (withdrawal).......... $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6............       --       --       --          --    $ 80,840    $6,580
Activity (withdrawal).......... $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7 immediately
  before reset................. $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7 immediately
  after reset.................. $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION


Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit (GLWB) Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                             CONTRACT                                 GUARANTEED GUARANTEED
                              VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                    ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS        AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------      -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1    65       $0    $100,000     $0      $107,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                             CONTRACT                                 GUARANTEED GUARANTEED
                              VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                    ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS        AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------      -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1    65    $      0 $100,000     $0      $107,000    $100,000    $5,000
Activity...........    --    $102,000 $ 20,000     $0      $123,400    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                               CONTRACT                                 GUARANTEED GUARANTEED
                                VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS          AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------        -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1..    65    $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity.............    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Beginning of Year 2..    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)    --    $116,600       --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                                      CONTRACT                                 GUARANTEED GUARANTEED
                                       VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                             ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS                 AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------               -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.........    65    $      0 $100,000  $     0    $107,000    $100,000    $5,000
Activity....................    --    $102,000 $ 20,000  $     0    $123,400    $120,000    $6,000
Beginning of Year 2.........    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal).......    --    $116,600       --  $ 6,000    $110,600    $114,000    $6,000
Beginning of Year 3.........    67          --       --       --          --    $114,000    $6,000
Activity (excess withdrawal)    --    $111,600       --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                CONTRACT                                 GUARANTEED GUARANTEED
                                 VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS           AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1...    65    $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity..............    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Beginning of Year 2...    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal).    --    $116,600       --   $6,000    $110,600    $114,000    $6,000
Beginning of Year 3...    67          --       --       --          --    $114,000    $6,000
Activity (withdrawal).    --    $111,600       --   $6,000    $105,600    $108,000    $6,000
Beginning of Year 4...    68          --       --       --          --    $108,000    $6,000
Income Reset Provision    --          --       --       --    $115,000    $108,000    $6,000
Beginning of Year 5...    69          --       --       --          --    $108,000    $6,000
Activity (withdrawal).    --    $118,600       --   $6,000    $112,600    $102,000    $6,000
Beginning of Year 6...    70          --       --       --          --    $102,000    $6,000
Activity (withdrawal).    --    $115,800       --   $6,000    $109,800    $ 96,000    $6,000
Beginning of Year 7...    71          --       --       --          --    $ 96,000    $6,000
Income Reset Provision    --          --       --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is in an older age band (a higher Annual Income Percentage) the new money will receive the higher Annual Income Percentage and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                                    CONTRACT                                 GUARANTEED GUARANTEED
                                     VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                           ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS               AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------             -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......    --    $      0 $100,000   $    0    $107,000          --        --
Activity..................    --    $102,000 $ 20,000   $    0    $123,400          --        --
Beginning of Year 2.......    --          --       --       --          --          --        --
Activity (withdrawal).....    --    $116,600       --   $6,000    $110,600          --        --
Beginning of Year 3 -- add
  GLWB....................    59          --       --       --    $103,600    $103,600    $4,144
Beginning of Year 4.......    60          --       --       --          --    $103,600    $4,144
Activity..................    --    $110,000 $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of Year 5.......    61          --       --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                                        CONTRACT                                 GUARANTEED GUARANTEED
                                         VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS                   AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------                 -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1...........    --    $      0 $100,000   $    0    $107,000    $100,000    $7,000
Activity......................    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $8,400
Beginning of Year 2...........    --          --       --       --          --    $120,000    $8,400
Beginning of Year 3 -- convert
  to GLWB.....................    67          --       --       --    $132,000    $132,000    $6,600
Activity (withdrawal).........    --    $133,600       --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                        CONTRACT                                 GUARANTEED GUARANTEED
                                         VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS                   AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------                 -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1...........    --    $      0 $100,000   $    0    $107,000    $100,000    $7,000
Activity......................    --    $102,000 $ 20,000   $    0    $123,400    $120,000    $8,400
Beginning of Year 2...........    --          --       --       --          --    $120,000    $8,400
Beginning of Year 3 -- convert
  to GLWB.....................    67          --       --       --    $117,000    $117,000    $5,850
Activity (withdrawal).........    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

     APPENDIX G -- EXAMPLES ILLUSTRATING RECAPTURE OF CREDIT ENHANCEMENTS


EXAMPLE #1 -- RIGHT OF CANCELLATION OR "FREE LOOK"

In the event the contract is cancelled and returned during the free look period, we will refund the current contract value less any credit enhancements applied to the contract. The contract owner bears the investment risk for the purchase payment(s) and credit enhancement(s) during this period. For example:

Purchase Payment = $100,000
Credit Enhancement = $7,000
Contract Value at Issue = $107,000

Assume the contract value on the valuation date has decreased to $106,000 due to poor fund performance. The amount refunded as a result of the free look cancellation is $99,000 ($106,000 - $7,000).

EXAMPLE #2 -- DEATH BENEFIT PAYMENT

The death benefit will be calculated according to the death benefit option elected at the time of contract issue. Any death benefit paid to a beneficiary will be reduced by the amount of credit enhancement(s) received within the last 12 months. For example:

Initial Purchase Payment = $100,000
Credit Enhancement = $7,000
Subsequent Purchase Payment Fourth month following contract issue = $50,000 Credit Enhancement = $3,500

Assume a death benefit of $170,000 becomes payable 15 months after contract issue. No recapture is applied to the first credit enhancement because it was added to the contract more than 12 months prior. The second credit enhancement is within the first 12 months so recapture applies. The adjusted death benefit would be $170,000 - $3,500 = $166,500. If there are two beneficiaries, each entitled to 50% of the death benefit; they would each receive $83,250.

EXAMPLE #3 -- CREDIT ENHANCEMENT VESTING AND SURRENDER

Credit enhancements will vest 1/7 on each contract anniversary. After seven contract years, all credit enhancements will be fully vested. For example:

Purchase Payment = $100,000
Credit Enhancement = $7,000

Assuming there are no transactions resulting in recapture, the credit enhancement would vest as follows:

                                                                            UNVESTED
                                                  PERCENTAGE VESTED CREDIT   CREDIT
CONTRACT YEAR                                       VESTED    ENHANCEMENT  ENHANCEMENT
-------------                                     ---------- ------------- -----------
1 (issue date up to the 1st contract anniversary)         0%    $    0       $7,000
2................................................   14.2857%    $1,000       $6,000
3................................................   28.5714%    $2,000       $5,000
4................................................   42.8571%    $3,000       $4,000
5................................................   57.1429%    $4,000       $3,000
6................................................   71.4286%    $5,000       $2,000
7................................................   85.7143%    $6,000       $1,000
8+...............................................  100.0000%    $7,000       $    0

Upon surrender, the entire contract value is withdrawn, resulting in 100% of the unvested credit enhancement subtracted from the contract value. Other charges may also apply upon surrender.

EXAMPLE #4 -- RECAPTURE ON WITHDRAWAL

Purchase Payment = $100,000
Credit Enhancement = $7,000

Assume a withdrawal request of $15,000 is received during the 4th contract year when the contract value prior to the withdrawal is $130,000.

Assuming no prior transactions that were subject to recapture, the unvested credit enhancement is $4,000 as of the prior (3rd) contract anniversary. With no prior withdrawals, the free withdrawal amount would be $10,000. The recapture amount is equal to the amount withdrawn in excess of the free withdrawal, divided by the contract value immediately prior to the withdrawal, and multiplied by the unvested credit enhancement. The unvested credit enhancement will be reduced by the amount of the recapture.

Recapture = ($15,000 - $10,000)/$130,000 x $4,000 = $153.85

Remaining unvested credit enhancement = $4,000 - $153.85 = $3,846.15.

The applicable deferred sales charge percentage during the 4th contract year is 5.90%. Deferred sales charge is applied to purchase payments withdrawn in excess of the free withdrawal amount.

Deferred sales charge = ($15,000 - $10,000) x .059 = $295

The net withdrawal prior to any withholding for taxes is the amount of the withdrawal request less recapture and deferred sales charge.

Net withdrawal = $15,000 - 153.85 - 295 = $14,551.15

EXAMPLE #5 -- RECAPTURE WHEN AMOUNTS ARE APPLIED TO PROVIDE ANNUITY PAYMENTS

If the entire contract value is applied to provide annuity payments, the amount of any unvested credit enhancement will be deducted from the value. For example:

Purchase Payment = $100,000
Credit Enhancement = $7,000

Assuming there are no previous transactions resulting in recapture, the entire value is applied to provide annuity payments in the 6th contract year. The amount of unvested credit enhancement = $7,000 x 2/7 = $2,000. If the contract value was $180,000, the amount available to provide annuity payments prior to any applicable deduction for premium tax is $180,000 - $2,000 = $178,000.

If only a portion of the contract value is applied to provide annuity payments, the amount of recapture will be determined following the same process as a withdrawal as shown in Example #4, without the application of a free withdrawal amount or deferred sales charge. In the example above, if 50% of the contract value was applied to provide annuity payments, the adjustment for the unvested credit enhancement would be $90,000/$180,000 x $2,000 = $1,000. The amount applied to provide annuity payments, prior to any applicable deduction for premium tax is $90,000 - $1,000 = $89,000.

  APPENDIX H -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II --
                           SINGLE AND JOINT OPTIONS


Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II options function. A complete description of the optional contact feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II -- Single Option (GLWB II -- Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II -- Joint Option (GLWB II -- Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                    CONTRACT                                 GUARANTEED GUARANTEED
                     VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                     BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS      ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------      -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1    $0    $100,000     $0      $107,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                    CONTRACT                                 GUARANTEED GUARANTEED
                     VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                     BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS      ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------      -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1 $      0 $100,000     $0      $107,000    $100,000    $5,000
Activity........... $102,000 $ 20,000     $0      $123,400    $120,000    $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET

On each contract anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any contract anniversary where both are applicable.

                    CONTRACT                                 GUARANTEED GUARANTEED
                     VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                     BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS      ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------      -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1 $      0 $100,000     $0      $107,000    $100,000    $5,000
Activity........... $102,000 $ 20,000     $0      $123,400    $120,000    $6,000
Enhancement........ $128,000 $      0     $0      $128,000    $126,000    $6,300
Income Reset....... $128,000 $      0     $0      $128,000    $128,000    $6,400
Beginning of Year 2 $128,000 $      0     $0      $128,000    $128,000    $6,400
Enhancement........ $130,000 $      0     $0      $130,000    $134,400    $6,720
Income Reset....... $130,000 $      0     $0      $130,000    $134,400    $6,720
Beginning of Year 3 $130,000 $      0     $0      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                      CONTRACT                                 GUARANTEED GUARANTEED
                       VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS        ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------        -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.. $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity............. $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Enhancement.......... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Income Reset......... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Beginning of Year 2.. $124,000 $      0   $    0    $124,000    $126,000    $6,300
Activity (withdrawal) $125,000 $      0   $6,300    $118,700    $119,650    $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                      CONTRACT                                 GUARANTEED GUARANTEED
                       VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS        ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------        -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.. $      0 $100,000   $    0    $107,000    $100,000    $5,000
Activity............. $102,000 $ 20,000   $    0    $123,400    $120,000    $6,000
Enhancement.......... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Income Reset......... $124,000 $      0   $    0    $124,000    $126,000    $6,300
Beginning of Year 2.. $124,000 $      0   $    0    $124,000    $126,000    $6,300
Activity (withdrawal) $125,000 $      0   $6,300    $118,700    $119,700    $6,300
Income Reset......... $130,000 $      0   $    0    $130,000    $130,000    $6,500
Beginning of Year 3.. $130,000 $      0   $    0    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                      CONTRACT                                 GUARANTEED GUARANTEED
                       VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS        ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------        -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.. $      0 $100,000  $     0    $107,000    $100,000    $5,000
Activity............. $102,000 $ 20,000  $     0    $123,400    $120,000    $6,000
Enhancement.......... $124,000 $      0  $     0    $124,000    $126,000    $6,300
Income Reset......... $124,000 $      0  $     0    $124,000    $126,000    $6,300
Beginning of Year 2.. $124,000 $      0  $     0    $124,000    $126,000    $6,300
Activity (withdrawal) $125,000 $      0  $ 6,300    $118,700    $119,700    $6,300
Income Reset......... $120,000 $      0  $     0    $120,000    $120,000    $6,300
Beginning of Year 3.. $120,000 $      0  $     0    $120,000    $120,000    $6,300
Activity (withdrawal) $122,000 $      0  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY

Contracts with the GMWB option may elect to convert to the GLWB II -- Single or GLWB II -- Joint option within 30 days prior to any contract anniversary, subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000   $    0    $107,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000   $    0    $123,400    $120,000    $8,400
Beginning of Year 2... $126,000 $      0   $    0    $126,000    $120,000    $8,400
Beginning of Year 3 --
   Convert to GLWB II. $132,000 $      0   $    0    $132,000    $132,000    $6,600
Activity (withdrawal). $133,600 $      0   $6,600    $127,000    $125,400    $6,600

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                    FORM N-4

ITEM NUMBER               CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
----------------------    ---------------------------------------------------------------------
    15.                   Cover Page
    16.                   Cover Page
    17.                   General Information and History
    18.                   Not applicable
    19.                   Not applicable
    20.                   Distribution of Contract
    21.                   Performance
    22.                   Not applicable
    23.                   Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-651-665-3500

                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS:  May 1, 2008


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACT



The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2007, 2006 and 2005 were $26,840,979, $24,342,989 and
$23,945,266 respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.



                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account, assuming an average contract value of $80,000. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                     1/N
                              T = (ERV/P) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns


We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.


Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Money Market Sub-Account

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

                                                         365/7
The formula for effective yield is: [(Base Period Return + 1)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-Accounts


"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                              a-b    6
                   YIELD = 2[(--- + 1) - 1]
                              CD

Where a = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee, but does not reflect any charge, for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


                       REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2007, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2007 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2007, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Minneapolis, Minnesota
March 28, 2008

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                                                        SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------------------
                                                                                            ADVANTUS
                                                      ADVANTUS     ADVANTUS     ADVANTUS    MATURING      ADVANTUS     ADVANTUS
                                         ADVANTUS       MONEY       INDEX       MORTGAGE   GOVERNMENT  INTERNATIONAL   INDEX 400
                                           BOND        MARKET        500       SECURITIES   BOND 2010       BOND        MID-CAP
                                       ------------  ----------  -----------  -----------  ----------  -------------  ----------
                ASSETS
Investments in shares of Advantus
   Series Fund, Inc.:
   Bond Portfolio, 132,018,261 shares
      at net asset value of $1.58 per
      share (cost $185,497,736)        $208,543,438          --           --           --      --                --           --
   Money Market Portfolio, 60,233,512
      shares at net asset value of
      $1.00 per share (cost
      $60,233,512)                               --  60,233,512           --           --      --                --           --
   Index 500 Portfolio, 46,469,525
      shares at net asset value
      of $4.82 per share
      (cost $154,178,115)                        --          --  223,929,393           --      --                --           --
   Mortgage Securities Portfolio,
      72,893,534 shares at net asset
      value of $1.57 per share
      (cost $96,365,754)                         --          --           --  114,620,271      --                --           --
   Maturing Government Bond 2010
      Portfolio, 0 shares at net
      asset value of $0.00 per share
      (cost $0)                                  --          --           --           --      --                --           --
   International Bond Portfolio,
      35,527,263 shares at net asset
      value of $1.51 per share
      (cost $43,633,094)                         --          --           --           --      --        53,589,252           --
   Index 400 Mid-Cap Portfolio,
      33,002,042 shares at net asset
      value of $1.98 per share
      (cost $52,961,664)                         --          --           --           --      --                --   65,304,177
                                       ------------  ----------  -----------  -----------     ---        ----------   ----------
                                        208,543,438  60,233,512  223,929,393  114,620,271      --        53,589,252   65,304,177
Receivable from Minnesota Life for
   contract purchase payments               685,203     285,987           --           --      --           132,718       69,401
Receivable for investments sold                  --          --       70,862       90,809      --              --             --
                                       ------------  ----------  -----------  -----------     ---        ----------   ----------
         Total assets                   209,228,641  60,519,499  224,000,255  114,711,080      --        53,721,970   65,373,578
                                       ------------  ----------  -----------  -----------     ---        ----------   ----------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                       --          --       71,440       91,546      --              --             --
Payable for investments purchased           687,588     286,620           --           --      --           133,088       70,246
                                       ------------  ----------  -----------  -----------     ---        ----------   ----------
         Total liabilities                  687,588     286,620       71,440       91,546      --           133,088       70,246
                                       ------------  ----------  -----------  -----------     ---        ----------   ----------
         Net assets applicable to
            Contract owners            $208,541,053  60,232,879  223,928,815  114,619,534      --        53,588,882   65,303,332
                                       ============  ==========  ===========  ===========     ===        ==========   ==========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period       $206,971,977  59,783,197  147,532,456  112,847,863      --        53,292,192   64,929,394
Contracts in annuity payment period
   (note 2)                               1,569,076     449,682   76,396,359    1,771,671      --           296,690      373,938
                                       ------------  ----------  -----------  -----------     ---        ----------   ----------
         Total Contract Owners'
            Equity (notes 5 and 6)     $208,541,053  60,232,879  223,928,815  114,619,534      --        53,588,882   65,303,332
                                       ============  ==========  ===========  ===========     ===        ==========   ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                                                                                         ALLIANCE     AMERICAN
                                         ADVANTUS     AIM V.I.    AIM V.I.      AIM V.I.    AIM V.I.    BERNSTEIN      CENTURY
                                       REAL ESTATE     BASIC       CAPITAL        CORE     SMALL CAP  INTERNATIONAL    INCOME
                                        SECURITIES    BALANCED  APPRECIATION     EQUITY      EQUITY       VALUE      AND GROWTH
                                       ------------  ---------  ------------  -----------  ---------  -------------  ----------
                ASSETS
Investments in shares of Advantus
   Series Fund, Inc.:
   Real Estate Securities Portfolio,
      28,498,626 shares at net asset
      value of $2.41 per share (cost
      $56,281,517)                      $68,750,114         --           --            --        --           --             --
Investments in shares of the AIM
   Variable Insurance Funds:
   Basic Balanced Fund, 183,337
      shares at net asset value of
      $11.73 per share
      (cost $2,710,058)                          --  2,150,538           --            --        --           --             --
   Capital Appreciation Fund,
      306,989 shares at net asset
      value of $28.95 per share
      (cost $7,765,118)                          --         --    8,887,330            --        --           --             --
   Core Equity Fund, 23,583 shares
      at net asset value of $28.88
      per share (cost $576,915)                  --         --           --       681,085        --           --             --
   Small Cap Equity Fund, 1,105
      shares at net asset value of
      $15.39 per share (cost $17,499)            --         --           --            --    17,012           --             --
Investments in shares of the Alliance
   Bernstein Funds:
   Alliance Bernstein International
      Value, 32,218 shares at net
      asset value of $24.88 per share
      (cost $832,497)                            --         --           --            --        --      801,595             --
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Income and Growth, 534,073 shares
      at net asset value of $8.44 per
      share (cost $3,932,920)                    --         --           --            --        --           --      4,507,578
                                        -----------  ---------    ---------       -------    ------      -------      ---------
                                         68,750,114  2,150,538    8,887,330       681,085    17,012      801,595      4,507,578
Receivable from Minnesota Life for
   contract purchase payments                    --         --           --            --        --        7,730             --
Receivable for investments sold               5,825        265        1,339            66         2           --            540
                                        -----------  ---------    ---------       -------    ------      -------      ---------
              Total assets               68,755,939  2,150,803    8,888,669       681,151    17,014      809,325      4,508,118
                                        -----------  ---------    ---------       -------    ------      -------      ---------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                    6,630        300        1,470            72         2           --            615
Payable for investments purchased                --         --           --            --        --        7,792             --
                                        -----------  ---------    ---------       -------    ------      -------      ---------
         Total liabilities                    6,630        300        1,470            72         2        7,792            615
                                        -----------  ---------    ---------       -------    ------      -------      ---------
         Net assets applicable to
            Contract owners             $68,749,309  2,150,503    8,887,199       681,079    17,012      801,533      4,507,503
                                        ===========  =========    =========       =======    ======      =======      =========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period        $67,964,683  2,150,503    8,887,199       681,079    17,012      801,533      4,507,503
Contracts in annuity payment period
   (note 2)                                 784,626         --           --            --        --           --             --
                                        -----------  ---------    ---------       -------    ------      -------      ---------
         Total Contract Owners'
            Equity (notes 5 and 6)      $68,749,309  2,150,503    8,887,199       681,079    17,012      801,533      4,507,503
                                        ===========  =========    =========       =======    ======      =======      =========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------------------
                                                                  AMERICAN      CREDIT
                                         AMERICAN    AMERICAN      CENTURY      SUISSE    FIDELITY
                                         CENTURY      CENTURY   VP INFLATION    GLOBAL       VIP      FIDELITY VIP  FIDELITY VIP
                                          ULTRA        VALUE     PROTECTION   SMALL CAP  CONTRAFUND  EQUITY-INCOME     MID-CAP
                                       -----------  ----------  ------------  ---------  ----------  -------------  ------------
             ASSETS
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Ultra Fund, 5,411,617 shares at
      net asset value of $12.06 per
      share (cost $52,157,500)         $65,264,107          --          --           --          --            --            --
   Value Fund, 5,514,762 shares at
      net asset value of $7.46 per
      share (cost $44,156,402)                  --  41,140,123          --           --          --            --            --
   VP Inflation Protection, 27,544
      shares at net asset value
      of $10.55 per share
      (cost $288,901)                           --          --     290,593           --          --            --            --
Investments in shares of the Credit
   Suisse Trust:
   Global Small Cap Portfolio,
      149,505 shares at net asset
      value of $14.08 per share
      (cost $1,974,358)                         --          --          --    2,105,030          --            --            --
Investments in shares of the Fidelity
   Variable Insurance Products Fund:
   Contrafund Portfolio, 3,156,172
     shares at net asset value of
      $27.46 per share (cost
      $86,280,841)                              --          --          --           --  86,668,484            --            --
   Equity-Income Portfolio, 6,203,169
      shares at net asset value of
      $23.57 per share (cost
      $147,380,675)                             --          --          --           --          --   146,208,704            --
   Mid-Cap Portfolio, 2,011,990
      shares at net asset value of
      $35.63 per share (cost
      $56,789,570)                              --          --          --           --          --            --    71,687,205
                                       -----------  ----------     -------    ---------  ----------   -----------    ----------
                                        65,264,107  41,140,123     290,593    2,105,030  86,668,484   146,208,704    71,687,205
Receivable from Minnesota Life for
   contract purchase payments                   --          --      39,310           --          --        18,173            --
Receivable for investments sold             71,003      57,443          --        1,739      13,800            --        62,964
                                       -----------  ----------     -------    ---------  ----------   -----------    ----------
              Total assets              65,335,110  41,197,566     329,903    2,106,769  86,682,284   146,226,877    71,750,169
                                       -----------  ----------     -------    ---------  ----------   -----------    ----------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                  72,265      58,081          --        1,739      14,619            --        63,591
Payable for investments purchased               --          --      39,314           --          --        20,170            --
                                       -----------  ----------     -------    ---------  ----------   -----------    ----------
         Total liabilities                  72,265      58,081      39,314        1,739      14,619        20,170        63,591
                                       -----------  ----------     -------    ---------  ----------   -----------    ----------
         Net assets applicable to
            Contract owners            $65,262,845  41,139,485     290,589    2,105,030  86,667,665   146,206,707    71,686,578
                                       ===========  ==========     =======    =========  ==========   ===========    ==========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period       $64,813,778  41,139,485     290,589    2,104,231  86,368,680   145,273,627    71,041,129
Contracts in annuity payment period
   (note 2)                                449,067          --          --          799     298,985       933,080       645,449
                                       -----------  ----------     -------    ---------  ----------   -----------    ----------
         Total Contract Owners'
            Equity (notes 5 and 6)     $65,262,845  41,139,485     290,589    2,105,030  86,667,665   146,206,707    71,686,578
                                       ===========  ==========     =======    =========  ==========   ===========    ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------
                                                   FRANKLIN                              TEMPLETON
                                        FIDELITY   LARGE CAP    FRANKLIN      FRANKLIN   DEVELOPING   TEMPLETON    FRANKLIN
                                          HIGH      GROWTH    MUTUAL SHARES     SMALL     MARKETS    GLOBAL ASSET  SMALL CAP
                                         INCOME   SECURITIES   SECURITIES      MID CAP   SECURITIES   ALLOCATION     VALUE
                                        --------  ----------  -------------  ----------  ----------  ------------  ---------
               ASSETS
Investments in shares of the Fidelity
   Variable Insurance Products Fund:
   High Income Portfolio, 51,220
      shares at net asset value of
      $5.88 per share (cost $321,113)   $301,172          --           --            --          --           --         --
Investments in shares of the Franklin
   Templeton Variable Insurance
   Products Fund:
   Large Cap Growth Securities Fund,
      251,627 shares at net asset
      value of $17.25 per share
      (cost $3,757,226)                       --   4,340,569           --            --          --           --         --
   Mutual Shares Securities Fund,
      880,008 shares at net asset
      value of $20.19 per share
      (cost $16,350,510)                      --          --   17,767,356            --          --           --         --
   Small Mid Cap Fund, 721,425 shares
      at net asset value of $22.91
      per share (cost $13,798,445)            --          --           --    16,527,851          --           --         --
   Developing Markets Securities
      Fund, 3,395,345 shares at net
      asset value of $16.00 per share
      (cost $38,794,262)                      --          --           --            --  54,325,520           --         --
   Global Asset Allocation Fund,
      778,203 shares at net asset
      value of $14.52 per share
      (cost $13,298,318)                      --          --           --            --          --   11,299,506         --
   Small Cap Value Fund, 11,258
      shares at net asset value of
      $17.10 per share (cost $194,462)        --          --           --            --          --           --    192,518
                                        --------   ---------   ----------    ----------  ----------   ----------    -------
                                         301,172   4,340,569   17,767,356    16,527,851  54,325,520   11,299,506    192,518
Receivable from Minnesota Life for
   contract purchase payments             12,395          --           --            --          --           --         --
Receivable for investments sold               --         388       68,621         8,978     122,608      176,280         22
                                        --------   ---------   ----------    ----------  ----------   ----------    -------
         Total assets                    313,567   4,340,957   17,835,977    16,536,829  54,448,128   11,475,786    192,540
                                        --------   ---------   ----------    ----------  ----------   ----------    -------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                    --         467       68,887         9,092     123,203      176,280         27
Payable for investments purchased         12,403          --           --            --          --           --         --
                                        --------   ---------   ----------    ----------  ----------   ----------    -------
         Total liabilities                12,403         467       68,887         9,092     123,203      176,280         27
                                        --------   ---------   ----------    ----------  ----------   ----------    -------
         Net assets applicable to
            Contract owners             $301,164   4,340,490   17,767,090    16,527,737  54,324,925   11,299,506    192,513
                                        ========   =========   ==========    ==========  ==========   ==========    =======
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period        $301,164   4,340,490   17,767,090    16,439,888  53,740,904   11,223,671    192,513
Contracts in annuity payment
   period (note 2)                            --          --           --        87,849     584,021       75,835         --
                                        --------   ---------   ----------    ----------  ----------   ----------    -------
         Total Contract Owners' Equity
            (notes 5 and 6)             $301,164   4,340,490   17,767,090    16,527,737  54,324,925   11,299,506    192,513
                                        ========   =========   ==========    ==========  ==========   ==========    =======

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------------------
                                         IBBOTSON                                        IBBOTSON     JANUS       JANUS
                                        AGGRESSIVE  IBBOTSON     IBBOTSON     IBBOTSON    INCOME      ASPEN       ASPEN
                                          GROWTH    BALANCED   CONSERVATIVE    GROWTH   AND GROWTH   BALANCED     FORTY
                                        ----------  ---------  ------------  ---------  ----------  ----------  ----------
             ASSETS
Investments in shares of the Ibbotson
   Funds:
   Aggressive Growth Fund, 15,687
      shares at net asset value of
      $10.07 per share (cost $158,198)   $157,972          --         --            --         --           --          --
   Balanced Fund, 383,646 shares at
      net asset value of $10.19 per
      share (cost $3,915,734)                  --   3,909,355         --            --         --           --          --
   Conservative Fund, 8,587 shares at
      net asset value of $10.43 per
      share (cost $88,652)                     --          --     89,562            --         --           --          --
   Growth Fund, 123,434 shares at net
      asset value of $10.09 per share
      (cost $1,267,048)                        --          --         --     1,245,448         --           --          --
   Income and Growth Fund, 70,177
      shares at net asset value of
      $10.29 per share (cost $721,987)         --          --         --            --    722,126           --          --
Investments in shares of the Janus
   Aspen Series:
   Aspen Balanced Portfolio, 352,562
      shares at net asset value of
      $31.08 per share
      (cost $9,518,945)                        --          --         --            --         --   10,957,640          --
   Aspen Forty Portfolio, 973,387
      shares at net asset value of
      $40.80 per share
      (cost $27,942,538)                       --          --         --            --         --           --  39,714,170
                                         --------   ---------    -------     ---------    -------   ----------  ----------
                                          157,972   3,909,355     89,562     1,245,448    722,126   10,957,640  39,714,170
Receivable from Minnesota Life for
   contract purchase payments                  --     202,388         --       105,242     60,505           --      17,706
Receivable for investments sold                14          --          9            --         --        1,210          --
                                         --------   ---------    -------     ---------    -------   ----------  ----------
         Total assets                     157,986   4,111,743     89,571     1,350,690    782,631   10,958,850  39,731,876
                                         --------   ---------    -------     ---------    -------   ----------  ----------
           LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments
   and mortality and expense charges           18          --          9            --         --        1,299          --
Payable for investments purchased              --     202,505         --       105,276     60,524           --      18,006
                                         --------   ---------    -------     ---------    -------   ----------  ----------
         Total liabilities                     18     202,505          9       105,276     60,524        1,299      18,006
                                         --------   ---------    -------     ---------    -------   ----------  ----------
         Net assets applicable to
            Contract owners              $157,968   3,909,238     89,562     1,245,414    722,107   10,957,551  39,713,870
                                         ========   =========    =======     =========    =======   ==========  ==========
        CONTRACT OWNERS' EQUITY
Contracts in accumulation period         $157,968   3,909,238     89,562     1,245,414    722,107   10,957,551  39,385,463
Contracts in annuity payment period
   (note 2)                                    --          --         --            --         --           --     328,407
                                         --------   ---------    -------     ---------    -------   ----------  ----------
         Total Contract Owners'
            Equity (notes 5 and 6)       $157,968   3,909,238     89,562     1,245,414    722,107   10,957,551  39,713,870
                                         ========   =========    =======     =========    =======   ==========  ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------
                                                                       MFS                                         NEUBERGER
                                         JANUS ASPEN   JANUS ASPEN  INVESTORS     MFS         MFS                     AMT
                                        INTERNATIONAL    MID CAP     GROWTH     MID CAP       NEW        MFS       SOCIALLY
                                           GROWTH         VALUE       STOCK     GROWTH     DISCOVERY    VALUE     RESPONSIVE
                                        -------------  -----------  ---------  ---------  ----------  ----------  ----------
               ASSETS
Investments in shares of the Janus
   Aspen Series:
   Aspen International Growth
      Portfolio, 1,555,503 shares at
      net asset value of $64.51 per
      share (cost $63,027,746)           $100,345,487         --           --         --          --          --        --
   Aspen Mid Cap Value Portfolio,
      840 shares at net asset value of
      $16.69 per share (cost $14,441)              --     14,020           --         --          --          --        --
Investments in shares of the MFS
   Variable Insurance Trust:
   Investors Growth Stock Series,
      804,694 shares at net asset
      value of $11.57 per share
      (cost $8,824,997)                            --         --    9,310,310         --          --          --        --
   Mid Cap Growth Series, 140,551
      shares at net asset value of
      $7.52 per share (cost $970,187)              --         --           --  1,056,946          --          --        --
   New Discovery Series, 707,390
      shares at net asset value of
      $16.31 per share
      (cost $10,132,535)                           --         --           --         --  11,537,525          --        --
   Value Series, 1,435,087 shares at
      net asset value of $15.12 per
      share (cost $20,566,874)                     --         --           --         --          --  21,698,513        --
Investments in shares of the Neuberger
   AMT Funds:
   Socially Responsive Fund, 670
      shares at net asset value of
      $17.86 per share (cost $11,996)              --         --           --         --          --          --    11,969
                                         ------------     ------    ---------  ---------  ----------  ----------    ------
                                          100,345,487     14,020    9,310,310  1,056,946  11,537,525  21,698,513    11,969
Receivable from Minnesota Life for
   contract purchase payments                      --         --      133,149         --          --     268,496        --
Receivable for investments sold                15,318          1           --     12,161       9,809          --         1
                                         ------------     ------    ---------  ---------  ----------  ----------    ------
         Total assets                     100,360,805     14,021    9,443,459  1,069,107  11,547,334  21,967,009    11,970
                                         ------------     ------    ---------  ---------  ----------  ----------    ------
             LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments
   and mortality and expense charges           16,438          1           --     12,176      10,026          --         1
Payable for investments purchased                  --         --      133,301         --          --     268,847        --
                                         ------------     ------    ---------  ---------  ----------  ----------    ------
         Total liabilities                     16,438          1      133,301     12,176      10,026     268,847         1
                                         ------------     ------    ---------  ---------  ----------  ----------    ------
         Net assets applicable to
            Contract owners              $100,344,367     14,020    9,310,158  1,056,931  11,537,308  21,698,162    11,969
                                         ============     ======    =========  =========  ==========  ==========    ======
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period         $ 99,939,219     14,020    9,310,158  1,056,931  11,410,307  21,668,729    11,969
Contracts in annuity payment period
   (note 2)                                   405,148         --           --         --     127,001      29,433        --
                                         ------------     ------    ---------  ---------  ----------  ----------    ------
         Total Contract Owners'
            Equity (notes 5 and 6)       $100,344,367     14,020    9,310,158  1,056,931  11,537,308  21,698,162    11,969
                                         ============     ======    =========  =========  ==========  ==========    ======

See accompanying notes to financial statements.

                                                         SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------
                                         OPPENHEIMER               OPPENHEIMER   OPPENHEIMER
                                           CAPITAL    OPPENHEIMER  MAIN STREET  INTERNATIONAL
                                        APPRECIATION  HIGH INCOME   SMALL CAP       GROWTH
                                        ------------  -----------  -----------  -------------
             ASSETS
Investments in shares of the
   Oppenheimer Variable Account Funds:
   Capital Appreciation Fund, 98,809
      shares at net asset value of
      $46.78 per share
      (cost $3,777,035)                  $4,622,286            --        --               --
   High Income Fund, 5,164,768 shares
      at net asset value of $7.89 per
      share (cost $42,651,966)                   --    40,750,017        --               --
   Main Street Small Cap Fund, 536
      shares at net asset value of
      $18.03 per share (cost $10,151)            --            --     9,661               --
Investments in shares of the Panorama
   Series Fund, Inc.:
   International Growth Fund,
      3,559,705 shares at net asset
      value of $2.21 per share
      (cost $5,486,860)                          --            --        --        7,866,948
Investments in shares of the Putnam
   Variable Trust:
   Putnam Growth and Income Fund,
      110,261 shares at net asset
      value of $23.12 per share
      (cost $2,716,227)                          --            --        --               --
   International Growth Fund, 680,380
      shares at net asset value of
      $18.96 per share
      (cost $10,206,965)                         --            --        --               --
   New Opportunities Fund, 31,199
      shares at net asset value of
      $21.19 per share (cost $594,175)           --            --        --               --
                                         ----------    ----------     -----        ---------
                                          4,622,286    40,750,017     9,661        7,866,948
Receivable from Minnesota Life for
   contract purchase payments                    --        90,758        --               --
Receivable for investments sold               2,964            --         1           56,074
                                         ----------    ----------     -----        ---------
         Total assets                     4,625,250    40,840,775     9,662        7,923,022
                                         ----------    ----------     -----        ---------
           LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments
   and mortality and expense charges          3,033            --         1           56,228
Payable for investments purchased                --        91,413        --               --
                                         ----------    ----------     -----        ---------
         Total liabilities                    3,033        91,413         1           56,228
                                         ----------    ----------     -----        ---------
         Net assets applicable to
            Contract owners              $4,622,217    40,749,362     9,661        7,866,794
                                         ==========    ==========     =====        =========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period         $4,622,217    40,464,034     9,661        7,866,794
Contracts in annuity payment period
   (note 2)                                      --       285,328        --               --
                                         ----------    ----------     -----        ---------
         Total Contract Owners' Equity
            (notes 5 and 6)              $4,622,217    40,749,362     9,661        7,866,794
                                         ==========    ==========     =====        =========

                                                SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------
                                         PUTNAM VT    PUTNAM VT     PUTNAM VT
                                        GROWTH AND  INTERNATIONAL      NEW
                                          INCOME       GROWTH      OPPORTUNITIES
                                        ----------  -------------  -------------
             ASSETS
Investments in shares of the
   Oppenheimer Variable Account Funds:
   Capital Appreciation Fund, 98,809
      shares at net asset value of
      $46.78 per share
      (cost $3,777,035)                         --            --        --
   High Income Fund, 5,164,768 shares
      at net asset value of $7.89 per
      share (cost $42,651,966)                  --            --        --
   Main Street Small Cap Fund, 536
      shares at net asset value of
      $18.03 per share (cost $10,151)           --            --        --
Investments in shares of the Panorama
   Series Fund, Inc.:
   International Growth Fund,
      3,559,705 shares at net asset
      value of $2.21 per share
      (cost $5,486,860)                         --            --        --
Investments in shares of the Putnam
   Variable Trust:
   Putnam Growth and Income Fund,
      110,261 shares at net asset
      value of $23.12 per share
      (cost $2,716,227)                  2,549,237            --        --
   International Growth Fund, 680,380
      shares at net asset value of
      $18.96 per share
      (cost $10,206,965)                        --    12,900,007        --
   New Opportunities Fund, 31,199
      shares at net asset value of
      $21.19 per share (cost $594,175)          --            --   661,102
                                         ---------    ----------   -------
                                         2,549,237    12,900,007   661,102
Receivable from Minnesota Life for
   contract purchase payments                   --            --     1,921
Receivable for investments sold                110         5,784        --
                                         ---------    ----------   -------
         Total assets                    2,549,347    12,905,791   663,023
                                         ---------    ----------   -------
           LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments
   and mortality and expense charges           134         6,009        --
Payable for investments purchased               --            --     1,932
                                         ---------    ----------   -------
         Total liabilities                     134         6,009     1,932
                                         ---------    ----------   -------
         Net assets applicable to
            Contract owners              2,549,213    12,899,782   661,091
                                         =========    ==========   =======
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period         2,549,213    12,898,172   661,091
Contracts in annuity payment period
   (note 2)                                     --         1,610        --
                                         ---------    ----------   -------
         Total Contract Owners' Equity
            (notes 5 and 6)              2,549,213    12,899,782   661,091
                                         =========    ==========   =======

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------------------------
                                                                                                    VAN KAMPEN   VAN KAMPEN
                                         PUTNAM VT                         VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                           NEW      PUTNAM VT  VAN KAMPEN   STRATEGIC  GROWTH AND     MARKETS      MID CAP
                                          VALUE      VOYAGER    COMSTOCK     GROWTH      INCOME       EQUITY        VALUE
                                        ----------  ---------  ----------  ----------  ----------  ------------  ----------
                 ASSETS
Investments in shares of the Putnam
   Variable Trust:
   New Value Fund, 236,104 shares at
      net asset value of $15.62 per
      share (cost $3,919,394)           $3,687,951        --           --         --           --          --          --
   Voyager Fund, 28,438 shares at net
      asset value of $31.73 per share
      (cost $808,075)                           --   902,329           --         --           --          --          --
Investments in shares of the Van
   Kampen Funds:
   Comstock Fund, 532,473 shares at
      net asset value of $13.80 per
      share (cost $7,171,312)                   --        --    7,348,133         --           --          --          --
   Strategic Growth Fund, 6,746 shares
      at net asset value of $33.29
      per share (cost $194,511)                 --        --           --    224,581           --          --          --
   Growth and Income Fund, 190,010
      shares at net asset value of
      $21.31 per share
      (cost $3,852,096)                         --        --           --         --    4,049,106          --          --
   UIF Emerging Markets Equity Fund
      22,378 shares at net asset value
      of $24.25 per share
      (cost $558,598)                           --        --           --         --           --     542,675          --
   UIF US Mid Cap Value Fund, 149
      shares at net asset value of
      $19.04 per share (cost $2,988)            --        --           --         --           --          --       2,840
                                        ----------   -------    ---------    -------    ---------     -------       -----
                                         3,687,951   902,329    7,348,133    224,581    4,049,106     542,675       2,840
Receivable from Minnesota Life for
   contract purchase payments                   --        --        9,188         --           --      10,451          --
Receivable for investments sold             12,310        24           --         28          466          --          --
                                        ----------   -------    ---------    -------    ---------     -------       -----
         Total assets                    3,700,261   902,353    7,357,321    224,609    4,049,572     553,126       2,840
                                        ----------   -------    ---------    -------    ---------     -------       -----
             LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments
   and mortality and expense charges        12,383        35           --         34          530          --          --
Payable for investments purchased               --        --        9,359         --           --      10,467          --
                                        ----------   -------    ---------    -------    ---------     -------       -----
         Total liabilities                  12,383        35        9,359         34          530      10,467          --
                                        ----------   -------    ---------    -------    ---------     -------       -----
         Net assets applicable to
            Contract owners             $3,687,878   902,318    7,347,962    224,575    4,049,042     542,659       2,840
                                        ==========   =======    =========    =======    =========     =======       =====
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period        $3,687,878   902,318    7,347,962    224,575    4,049,042     542,659       2,840
Contracts in annuity payment
   period (note 2)                              --        --           --         --           --          --          --
                                        ----------   -------    ---------    -------    ---------     -------       -----
         Total Contract Owners' Equity
            (notes 5 and 6)             $3,687,878   902,318    7,347,962    224,575    4,049,042     542,659       2,840
                                        ==========   =======    =========    =======    =========     =======       =====

See accompanying notes to financial statements.

                                                            SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------
                                                                        WADDELL & REED  WADDELL & REED
                                        WADDELL & REED  WADDELL & REED   INTERNATIONAL     SMALL CAP
                                           BALANCED         GROWTH          VALUE           GROWTH
                                        --------------  --------------  --------------  --------------
               ASSETS
Investments in shares of the Waddell
   & Reed Target Funds, Inc.:
   Balanced Portfolio, 16,617,357
      shares at net asset value of
      $9.76 per share
      (cost $133,800,567)                $162,225,290              --              --            --
   Growth Portfolio, 18,371,220 shares
      at net asset value of $12.02
      per share (cost $174,619,403)                --     220,890,036              --            --
   International Value Portfolio,
      11,652,179 shares at net asset
      value of $22.39 per share
      (cost $222,934,724)                          --              --     260,933,060            --
   Small Cap Growth Portfolio,
      8,085,431 shares at net asset
      value of $10.24 per share
      (cost $83,702,295)                           --              --              --    82,812,603
   Value Portfolio, 15,221,737 shares
      at net asset value of $6.36 per
      share (cost $94,508,032)                     --              --              --            --
   Micro-Cap Growth Portfolio,
      1,021,736 shares at net asset
      value of $21.38 per share
      (cost $16,989,637)                           --              --              --            --
   Small Cap Value Portfolio,
      5,506,101 shares at net asset
      value of $14.32 per share
      (cost $83,628,105)                           --              --              --            --
                                         ------------     -----------     -----------   -----------
                                          162,225,290     220,890,036     260,933,060    82,812,603
Receivable from Minnesota Life for
   contract purchase payments                      --          51,984              --         5,449
Receivable for investments sold                25,410              --         112,054            --
                                         ------------     -----------     -----------   -----------
         Total assets                     162,250,700     220,942,020     261,045,114    82,818,052
                                         ------------     -----------     -----------   -----------
             LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments
   and mortality and expense charges           25,874              --         114,524            --
Payable for investments purchased                  --          53,890              --         6,201
                                         ------------     -----------     -----------   -----------
         Total liabilities                     25,874          53,890         114,524         6,201
                                         ------------     -----------     -----------   -----------
         Net assets applicable to
            Contract owners              $162,224,826     220,888,130     260,930,590    82,811,851
                                         ============     ===========     ===========   ===========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period         $158,035,565     218,937,151     258,838,312   81,850,609
Contracts in annuity payment
   period (note 2)                          4,189,261       1,950,979       2,092,278      961,242
                                         ------------     -----------     -----------   -----------
         Total Contract Owners' Equity
            (notes 5 and 6)              $162,224,826     220,888,130     260,930,590   82,811,851
                                         ============     ===========     ===========   ===========

                                                  SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------
                                          WADDELL   WADDELL & REED  WADDELL & REED
                                          & REED       MICRO-CAP      SMALL CAP
                                           VALUE        GROWTH           VALUE
                                        ----------  --------------  --------------
               ASSETS
Investments in shares of the Waddell
   & Reed Target Funds, Inc.:
   Balanced Portfolio, 16,617,357
      shares at net asset value of
      $9.76 per share
      (cost $133,800,567)                       --            --              --
   Growth Portfolio, 18,371,220 shares
      at net asset value of $12.02
      per share (cost $174,619,403)             --            --              --
   International Value Portfolio,
      11,652,179 shares at net asset
      value of $22.39 per share
      (cost $222,934,724)                       --            --              --
   Small Cap Growth Portfolio,
      8,085,431 shares at net asset
      value of $10.24 per share
      (cost $83,702,295)                        --            --              --
   Value Portfolio, 15,221,737 shares
      at net asset value of $6.36 per
      share (cost $94,508,032)          96,871,131            --              --
   Micro-Cap Growth Portfolio,
      1,021,736 shares at net asset
      value of $21.38 per share
      (cost $16,989,637)                        --    21,848,598              --
   Small Cap Value Portfolio,
      5,506,101 shares at net asset
      value of $14.32 per share
      (cost $83,628,105)                        --            --      78,857,821
                                        ----------    ----------      ----------
                                        96,871,131    21,848,598      78,857,821
Receivable from Minnesota Life for
   contract purchase payments                   --         6,086          16,630
Receivable for investments sold             55,874            --              --
                                        ----------    ----------      ----------
         Total assets                   96,927,005    21,854,684      78,874,451
                                        ----------    ----------      ----------
             LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments
   and mortality and expense charges        56,591            --              --
Payable for investments purchased               --         6,382          17,577
                                        ----------    ----------      ----------
         Total liabilities                  56,591         6,382          17,577
                                        ----------    ----------      ----------
         Net assets applicable to
            Contract owners             96,870,414    21,848,302      78,856,874
                                        ==========    ==========      ==========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period        96,082,855    21,748,615      78,302,255
Contracts in annuity payment
   period (note 2)                         787,559        99,687         554,619
                                        ----------    ----------      ----------
         Total Contract Owners' Equity
            (notes 5 and 6)             96,870,414    21,848,302      78,856,874
                                        ==========    ==========      ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------
                                                      WADDELL      WADDELL &     WADDELL &               WADDELL &   WADDELL &
                                        WADDELL &      & REED        REED          REED      WADDELL &     REED        REED
                                        REED CORE      ASSET     INTERNATIONAL   SCIENCE &     REED      DIVIDEND      HIGH
                                          EQUITY      STRATEGY      GROWTH      TECHNOLOGY     BOND       INCOME      INCOME
                                       -----------  -----------  -------------  ----------  ----------  ----------  ----------
                ASSETS
Investments in shares of the Waddell
   & Reed Target Funds, Inc.:
   Core Equity Portfolio, 1,908,371
      shares at net asset value
      of $12.96 per share
      (cost $22,713,214)               $24,729,246           --            --           --          --          --          --
   Asset Strategy Portfolio,
      10,259,870 shares at net asset
      value of $12.33 per share
      (cost $101,566,772)                       --  126,460,080            --           --          --          --          --
   International Growth Portfolio,
      2,580,243 shares at net asset
      value of $10.75 per share
      (cost $21,499,794)                        --           --    27,734,004           --          --          --          --
   Science & Technology Portfolio,
      1,934,912 shares at net asset
      value of $17.98 per share
      (cost $33,334,640)                        --           --            --   34,785,274          --          --          --
   Bond Portfolio, 6,295,361 shares
      at net asset value of $5.33 per
      share (cost $33,811,220)                  --           --            --           --  33,525,947          --          --
   Dividend Income Portfolio,
      1,959,569 shares at net asset
      value of $8.00 per share
      (cost $13,016,334)                        --           --            --           --          --  15,679,494          --
   High Income Portfolio, 9,890,046
      shares at net asset value
      of $3.20 per share
      (cost $33,880,680)                        --           --            --           --          --          --  31,678,806
                                       -----------  -----------    ----------   ----------  ----------  ----------  ----------
                                        24,729,246  126,460,080    27,734,004   34,785,274  33,525,947  15,679,494  31,678,806
Receivable from Minnesota Life for
   contract purchase payments                   --       88,196            --           --      11,521      17,086       7,411
Receivable for investments sold              8,772           --        92,916       40,950          --          --          --
                                       -----------  -----------    ----------   ----------  ----------  ----------  ----------
         Total assets                   24,738,018  126,548,276    27,826,920   34,826,224  33,537,468  15,696,580  31,686,217
                                       -----------  -----------    ----------   ----------  ----------  ----------  ----------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                   9,163           --        93,592       41,883          --          --          --
Payable for investments purchased               --       90,482          --           --        11,859      17,445       7,920
                                       -----------  -----------    ----------   ----------  ----------  ----------  ----------
         Total liabilities                   9,163       90,482        93,592       41,883      11,859      17,445       7,920
                                       -----------  -----------    ----------   ----------  ----------  ----------  ----------
         Net assets applicable to
            Contract owners            $24,728,855  126,457,794    27,733,328   34,784,341  33,525,609  15,679,135  31,678,297
                                       ===========  ===========    ==========   ==========  ==========  ==========  ==========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period       $24,426,858  125,390,820    27,619,102   34,696,593  33,525,609  15,679,135  31,678,297
Contracts in annuity payment period
   (note 2)                                301,997    1,066,974       114,226       87,748          --          --          --
                                       -----------  -----------    ----------   ----------  ----------  ----------  ----------
         Total Contract Owners'
            Equity (notes 5 and 6)     $24,728,855  126,457,794    27,733,328   34,784,341  33,525,609  15,679,135  31,678,297
                                       ===========  ===========    ==========   ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------------------------
                                       WADDELL                                         WADDELL
                                        & REED                WADDELL      WADDELL      & REED     WADDELL
                                       LIMITED   WADDELL &    & REED        & REED      GLOBAL      & REED     WADDELL
                                        -TERM   REED MONEY    MORTGAGE   REAL ESTATE    NATURAL     MID CAP     & REED
                                         BOND     MARKET     SECURITIES   SECURITIES   RESOURCES    GROWTH      ENERGY
                                       -------  ----------  -----------  -----------  ----------  ----------  ---------
                ASSETS
Investments in shares of the Waddell
   & Reed Target Funds, Inc.:
   Limited-Term Bond Portfolio,  0
      shares at net asset value
      of $0.00 per share (cost $0)     $    --          --           --           --          --          --         --
   Money Market Portfolio, 10,051,613
      shares at net asset value
      of $1.00 per share
      (cost $10,051,613)                    --  10,051,613           --           --          --          --         --
   Mortgage Securities Portfolio,
      2,835,591 shares at net asset
      value of $4.98 per share
      (cost $14,412,532)                    --          --   14,124,931           --          --          --         --
   Real Estate Securities Portfolio,
      1,747,384 shares at net asset
      value of $6.99 per share
      (cost $12,882,860)                    --          --           --   12,208,446          --          --         --
   Global Natural Resources Portfolio,
      4,265,260 shares at net asset
      value of $10.08 per share
      (cost $33,594,061)                    --          --           --           --  43,010,027          --         --
   Mid Cap Growth Portfolio,
      1,735,632 shares at net asset
      value of $7.21 per share
      (cost $10,804,349)                    --          --           --           --          --  12,512,347         --
   Energy Portfolio, 870,106 shares
      at net asset value of $6.97
      per share (cost $4,591,664)           --          --           --           --          --          --  6,067,421
                                       -------  ----------  -----------   ----------  ----------  ----------  ---------
                                            --  10,051,613   14,124,931   12,208,446  43,010,027  12,512,347  6,067,421
Receivable from Minnesota Life for
   contract purchase payments               --       3,768        7,723           --          --       4,930      4,098
Receivable for investments sold             --          --           --       20,956      31,555          --         --
                                       -------  ----------  -----------   ----------  ----------  ----------  ---------
         Total assets                       --  10,055,381   14,132,654   12,229,402  43,041,582  12,517,277  6,071,519
                                       -------  ----------  -----------   ----------  ----------  ----------  ---------
             LIABILITIES
Payable to Minnesota Life for
   contract terminations, withdrawal
   payments and mortality and expense
   charges                                  --          --          --       21,303      32,703          --         --
Payable for investments purchased           --       3,764       7,883           --          --       5,185      4,185
                                       -------  ----------  ----------   ----------  ----------  ----------  ---------
         Total liabilities                  --       3,764       7,883       21,303      32,703       5,185      4,185
                                       -------  ----------  ----------   ----------  ----------  ----------  ---------
         Net assets applicable to
            Contract owners            $    --  10,051,617  14,124,771   12,208,099  43,008,879  12,512,092  6,067,334
                                       =======  ==========  ==========   ==========  ==========  ==========  =========
       CONTRACT OWNERS' EQUITY
Contracts in accumulation period       $    --  10,051,617  14,124,771   12,208,099  43,008,879  12,512,092  6,067,334
Contracts in annuity payment
   period (note 2)                          --          --          --           --          --          --         --
                                       -------  ----------  ----------   ----------  ----------  ----------  ---------
         Total Contract Owners'
            Equity (notes 5 and 6)     $    --  10,051,617  14,124,771   12,208,099  43,008,879  12,512,092  6,067,334
                                       =======  ==========  ==========   ==========  ==========  ==========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2007

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                                             ADVANTUS
                                                                                             MATURING
                                                       ADVANTUS     ADVANTUS     ADVANTUS   GOVERNMENT     ADVANTUS     ADVANTUS
                                         ADVANTUS       MONEY        INDEX       MORTGAGE      BOND     INTERNATIONAL   INDEX 400
                                           BOND         MARKET        500       SECURITIES   2010 (a)        BOND        MID-CAP
                                       ------------  -----------  -----------  -----------  ----------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $         --    2,233,348           --           --          --             --          --
   Mortality, expense charges and
      administrative charges (note 3)    (2,625,807)    (583,678)  (2,709,184)  (1,584,740)    (43,594)      (586,574)   (809,665)
                                       ------------  -----------  -----------  -----------  ----------     ----------  ----------
      Investment income (loss) - net     (2,625,807)   1,649,670   (2,709,184)  (1,584,740)    (43,594)      (586,574)   (809,665)
                                       ------------  -----------  -----------  -----------  ----------     ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --           --           --           --          --             --          --
                                       ------------  -----------  -----------  -----------  ----------     ----------  ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                19,273,803   33,487,915   41,913,252   22,372,646   4,590,538      5,104,222   7,528,772
      Cost of investments sold          (15,280,407) (33,487,915) (28,996,612) (17,636,654) (4,149,409)    (3,835,933) (4,388,115)
                                       ------------  -----------  -----------  -----------  ----------     ----------  ----------
                                          3,993,396           --   12,916,640    4,735,992     441,129      1,268,289   3,140,657
                                       ------------  -----------  -----------  -----------  ----------     ----------  ----------
      Net realized gains (losses)
         on investments                   3,993,396           --   12,916,640    4,735,992     441,129      1,268,289   3,140,657
                                       ------------  -----------  -----------  -----------  ----------     ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                        389,460           --     (649,194)    (969,067)   (295,020)     2,993,119     808,519
                                       ------------  -----------  -----------  -----------  ----------     ----------  ----------
      Net gains (losses) on
         investments                      4,382,856           --   12,267,446    3,766,925     146,109      4,261,408   3,949,176
                                       ------------  -----------  -----------  -----------  ----------     ----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                    $  1,757,049    1,649,670    9,558,262    2,182,185     102,515      3,674,834   3,139,511
                                       ============  ===========  ===========  ===========  ==========     ==========  ==========

(a) For the period January 1, 2007 to December 7, 2007. Pursuant to shareholder approval, the Maturing Government Bond 2010 sub-account made a liquidating distribution and ceased operations on December 7, 2007.

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------
                                                                                                     ALLIANCE      AMERICAN
                                          ADVANTUS    AIM V.I.    AIM V.I.    AIM V.I.   AIM V.I.    BERNSTEIN      CENTURY
                                         REAL ESTATE    BASIC      CAPITAL      CORE    SMALL CAP  INTERNATIONAL    INCOME
                                         SECURITIES   BALANCED  APPRECIATION   EQUITY    EQUITY*       VALUE*     AND GROWTH
                                        ------------  --------  ------------  --------  ---------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $         --    61,118          --       6,453       --            --        65,443
   Mortality, expense charges and
      administrative charges (note 3)     (1,151,954)  (31,590)   (118,707)     (9,997)     (24)       (2,854)      (62,084)
                                        ------------  --------   ---------    --------     ----       -------      --------
      Investment income (loss) - net      (1,151,954)   29,528    (118,707)     (3,544)     (24)       (2,854)        3,359
                                        ------------  --------   ---------    --------     ----       -------      --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                      --        --          --          --      323            --            --
                                        ------------  --------     -------    --------     ----       -------      --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 23,420,691   352,876   1,286,616     276,049      253        25,509       605,182
      Cost of investments sold           (10,010,664) (432,740)   (923,444)   (193,427)    (275)      (27,807)     (439,974)
                                        ------------  --------   ---------    --------     ----       -------      --------
                                          13,410,027   (79,864)    363,172      82,622      (22)       (2,298)      165,208
                                        ------------  --------   ---------    --------     ----       -------      --------
      Net realized gains (losses) on
         investments                      13,410,027   (79,864)    363,172      82,622      301        (2,298)      165,208
                                        ------------  --------   ---------    --------     ----       -------      --------
      Net change in unrealized
         appreciation or depreciation
         of investments                  (26,871,897)   62,974     589,845     (31,616)    (487)      (30,902)     (262,481)
                                        ------------  --------   ---------    --------     ----       -------      --------
      Net gains (losses)
         on investments                  (13,461,870)  (16,890)    953,017      51,006     (186)      (33,200)      (97,273)
                                        ------------  --------   ---------    --------     ----       -------      --------
      Net increase (decrease) in net
         assets resulting from
         operations                     $(14,613,824)   12,638     834,310      47,462     (210)      (36,054)      (93,914)
                                        ============  ========   =========    ========     ====       =======      ========

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------------------------------------------------
                                                                AMERICAN
                                                                CENTURY
                                       AMERICAN    AMERICAN        VP      CREDIT SUISSE    FIDELITY      FIDELITY      FIDELITY
                                       CENTURY      CENTURY    INFLATION      GLOBAL          VIP            VIP           VIP
                                        ULTRA        VALUE    PROTECTION*    SMALL CAP     CONTRAFUND   EQUITY-INCOME    MID-CAP
                                     -----------  ----------  -----------  -------------  -----------  --------------  ----------
Investment income (loss):
   Investment income distributions
   from underlying mutual fund       $        --     561,839        943             --        617,946     2,507,261       430,242
Mortality, expense charges and
   administrative charges (note 3)      (926,971)   (595,835)      (308)       (33,583)    (1,134,805)   (2,080,566)     (981,901)
                                     -----------  ----------     ------     ----------    -----------   -----------    ----------
   Investment income (loss) - net       (926,971)    (33,996)       635        (33,583)      (516,859)      426,695      (551,659)
                                     -----------  ----------     ------     ----------    -----------   -----------    ----------
Realized and unrealized gains
   (losses) on investments - net:
Realized gain distributions from
   underlying mutual fund                     --   3,210,442         --             --     21,124,471    12,317,370     6,336,961
                                     -----------  ----------     ------     ----------    -----------   -----------    ----------
Realized gains (losses) on sales of
   investments:
   Proceeds from sales                 9,668,748   3,159,189      1,178      1,640,978     12,699,191    12,818,680    11,389,227
   Cost of investments sold           (7,491,507) (2,945,715)    (1,129)    (1,155,368)    (8,308,201)   (9,941,277)   (6,424,582)
                                     -----------  ----------     ------     ----------    -----------   -----------    ----------
                                       2,177,241     213,474         49        485,610      4,390,990     2,877,403     4,964,645
                                     -----------  ----------     ------     ----------    -----------   -----------    ----------
   Net realized gains (losses) on
      investments                      2,177,241   3,423,916         49        485,610     25,515,461    15,194,773    11,301,606
                                     -----------  ----------     ------     ----------    -----------   -----------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                  10,045,179  (6,393,030)     1,692       (575,150)   (12,857,112)  (16,002,023)   (1,528,300)
                                     -----------  ----------     ------     ----------    -----------   -----------    ----------
   Net gains (losses) on
      investments                     12,222,420  (2,969,114)     1,741        (89,540)    12,658,349      (807,250)    9,773,306
                                     -----------  ----------     ------     ----------    -----------   -----------    ----------
   Net increase (decrease) in net
      assets resulting from
      operations                     $11,295,449  (3,003,110)     2,376       (123,123)    12,141,490      (380,555)    9,221,647
                                     ===========  ==========     ======     ==========    ===========   ===========    ==========

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2007

                                                                      SEGREGATED SUB-ACCOUNTS
                                        ---------------------------------------------------------------------------------
                                                   FRANKLIN    FRANKLIN                TEMPLETON
                                        FIDELITY  LARGE CAP     MUTUAL     FRANKLIN   DEVELOPING   TEMPLETON    FRANKLIN
                                          HIGH      GROWTH      SHARES     SMALL MID    MARKETS   GLOBAL ASSET  SMALL CAP
                                         INCOME*  SECURITIES  SECURITIES     CAP      SECURITIES   ALLOCATION    VALUE*
                                        --------  ----------  ----------  ----------  ----------  ------------  ---------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $ 19,335    33,585       233,070          --   1,145,001    2,044,737        --
   Mortality, expense charges and
      administrative charges (note 3)       (535)  (66,970)     (240,449)   (224,500)   (676,669)    (129,619)     (209)
                                        --------  --------    ----------  ----------  ----------   ----------    ------
      Investment income (loss) - net      18,800   (33,385)       (7,379)   (224,500)    468,332    1,915,118      (209)
                                        --------  --------    ----------  ----------  ----------   ----------    ------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                  --    33,066       570,631   1,208,060   3,934,373    2,681,188        --
                                        --------  --------    ----------  ----------  ----------   ----------    ------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                    365   802,374     2,193,512   3,677,822  14,653,505    3,153,537       114
      Cost of investments sold              (372) (640,615)   (1,469,616) (2,736,758) (7,784,970)  (3,510,749)     (126)
                                        --------  --------    ----------  ----------  ----------   ----------    ------
                                              (7)  161,759       723,896     941,064   6,868,535     (357,212)      (12)
                                        --------  --------    ----------  ----------  ----------   ----------    ------
      Net realized gains (losses) on
         investments                          (7)  194,825     1,294,527   2,149,124  10,802,908    2,323,976       (12)
                                        --------  --------    ----------  ----------  ----------   ----------    ------
   Net change in unrealized
      appreciation or depreciation of
      investments                        (19,941)   50,101    (1,092,362)   (435,237)    879,692   (3,253,653)   (1,944)
                                        --------  --------    ----------  ----------  ----------   ----------    ------
      Net gains (losses) on
         investments                     (19,948)  244,926       202,165   1,713,887  11,682,600     (929,677)   (1,956)
                                        --------  --------    ----------  ----------  ----------   ----------    ------
      Net increase (decrease) in net
         assets resulting from
         operations                     $ (1,148)  211,541       194,786   1,489,387  12,150,932      985,441    (2,165)
                                        ========  ========    ==========  ==========  ==========   ==========    ======

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                       -----------------------------------------------------------------------------------
                                        IBBOTSON                                         IBBOTSON      JANUS       JANUS
                                       AGGRESSIVE   IBBOTSON     IBBOTSON    IBBOTSON     INCOME       ASPEN       ASPEN
                                         GROWTH*   BALANCED*  CONSERVATIVE*   GROWTH*  AND GROWTH*   BALANCED      FORTY
                                       ----------  ---------  -------------  --------  -----------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund        $  --           --         --            --         --       234,773       58,977
   Mortality, expense charges and
      administrative charges (note 3)     (137)      (3,285)      (181)       (2,256)      (670)     (132,428)    (427,847)
                                         -----     --------       ----       -------     ------      --------   ----------
      Investment income (loss) - net      (137)      (3,285)      (181)       (2,256)      (670)      102,345     (368,870)
                                         -----     --------       ----       -------     ------      --------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                --           --         --            --         --            --           --
                                         -----     --------       ----       -------     ------      --------   ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                  113      167,710        170         3,258      2,363       975,834    7,745,112
      Cost of investments sold            (120)    (167,581)      (169)       (3,390)    (2,371)     (751,353)  (6,070,425)
                                         -----     --------       ----       -------     ------      --------   ----------
                                            (7)         129          1          (132)        (8)      224,481    1,674,687
                                         -----     --------       ----       -------     ------      --------   ----------
      Net realized gains (losses)
         on investments                     (7)         129          1          (132)        (8)      224,481    1,674,687
                                         -----     --------       ----       -------     ------      --------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                      (226)      (6,379)       910       (21,600)       139       504,626    8,535,533
                                         -----     --------       ----       -------     ------      --------   ----------
      Net gains (losses) on
         investments                      (233)      (6,250)       911       (21,732)       131       729,107   10,210,220
                                         -----     --------       ----       -------     ------      --------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations                      $(370)      (9,535)       730       (23,988)      (539)      831,452    9,841,350
                                         =====     ========       ====       =======     ======      ========   ==========

* For the period from October 12, 2007 (comencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                                                      MFS                                        NEUBERGER
                                        JANUS ASPEN   JANUS ASPEN  INVESTORS     MFS        MFS                     AMT
                                       INTERNATIONAL    MID CAP      GROWTH    MID CAP      NEW         MFS       SOCIALLY
                                           GROWTH        VALUE*      STOCK     GROWTH    DISCOVERY     VALUE    RESPONSIVE*
                                       -------------  -----------  -------------------  ----------  ----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $   386,422       109         1,492         --          --      66,371        1
   Mortality, expense charges and
      administrative charges (note 3)    (1,130,509)      (14)      (52,852)   (16,520)   (185,804)   (165,096)     (10)
                                        -----------      ----      --------   --------  ----------  ----------      ---
      Investment income (loss) - net       (744,087)       95       (51,360)   (16,520)   (185,804)    (98,725)      (9)
                                        -----------      ----      --------   --------  ----------  ----------      ---
Realized and unrealized gains
      (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --        --            --     43,544     912,789     133,130        9
                                        -----------      ----      --------   --------  ----------  ----------      ---
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                11,935,000        12       279,708    571,734   2,193,435   1,616,393       11
      Cost of investments sold           (6,424,236)      (15)     (207,847)  (488,448) (1,818,007) (1,074,400)     (15)
                                        -----------      ----      --------   --------  ----------  ----------      ---
                                          5,510,764        (3)       71,861     83,286     375,428     541,993       (4)
                                        -----------      ----      --------   --------  ----------  ----------      ---
      Net realized gains (losses) on
         investments                      5,510,764        (3)       71,861    126,830   1,288,217     675,123        5
                                        -----------      ----      --------   --------  ----------  ----------      ---
   Net change in unrealized
      appreciation or depreciation
      of investments                     14,930,466      (421)      230,471    (11,922)   (931,631)   (153,061)     (27)
                                        -----------      ----      --------   --------  ----------  ----------      ---
      Net gains (losses) on
         investments                     20,441,230      (424)      302,332    114,908     356,586     522,062      (22)
                                        -----------      ----      --------   --------  ----------  ----------      ---
      Net increase (decrease) in net
         assets resulting from
         operations                     $19,697,143      (329)      250,972     98,388     170,782     423,337      (31)
                                        ===========      ====      ========   ========  ==========  ==========      ===

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                                               PUTNAM
                                                                                                 VT
                                        OPPENHEIMER               OPPENHEIMER   OPPENHEIMER    GROWTH     PUTNAM VT      PUTNAM VT
                                         CAPITAL     OPPENHEIMER  MAIN STREET  INTERNATIONAL     AND    INTERNATIONAL       NEW
                                       APPRECIATION  HIGH INCOME   SMALL CAP*      GROWTH      INCOME       GROWTH     OPPORTUNITIES
                                       ------------  -----------  -----------  -------------  --------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $       550    2,378,133        --           54,133      34,979        385,781          --
   Mortality, expense charges and
      administrative charges (note 3)      (74,377)    (532,809)       (8)        (120,944)    (37,235)      (198,828)     (8,973)
                                       -----------   ----------      ----       ----------    --------     ----------     -------
      Investment income (loss) - net       (73,827)   1,845,324        (8)         (66,811)     (2,256)       186,953      (8,973)
                                       -----------   ----------      ----       ----------    --------     ----------     -------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                    --           --        --               --     401,936      1,670,033          --
                                       -----------   ----------      ----       ----------    --------     ----------     -------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                2,553,871    2,731,933         8        2,251,451     569,090      2,431,443     123,267
      Cost of investments sold          (1,905,277)  (2,798,384)      (13)      (1,170,461)   (480,005)    (1,524,694)    (89,640)
                                       -----------   ----------      ----       ----------    --------     ----------     -------
                                           648,594      (66,451)       (5)       1,080,990      89,085        906,749      33,627
                                       -----------   ----------      ----       ----------    --------     ----------     -------
      Net realized gains (losses) on
         investments                       648,594      (66,451)       (5)       1,080,990     491,021      2,576,782      33,627
                                       -----------   ----------      ----       ----------    --------     ----------     -------
   Net change in unrealized
      appreciation or depreciation
      of investments                        64,726   (2,647,265)     (490)        (127,723)   (688,805)    (1,848,775)     (4,810)
                                       -----------   ----------      ----       ----------    --------     ----------     -------
      Net gains (losses) on
         investments                       713,320   (2,713,716)     (495)         953,267    (197,784)       728,007      28,817
                                       -----------   ----------      ----       ----------    --------     ----------     -------
      Net increase (decrease) in net
         assets resulting from
         operations                    $   639,493     (868,392)     (503)         886,456    (200,040)       914,960      19,844
                                       ===========   ==========      ====       ==========    ========     ==========     =======

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------
                                                                                                  VAN KAMPEN   VAN KAMPEN
                                       PUTNAM VT                         VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                          NEW     PUTNAM VT  VAN KAMPEN   STRATEGIC  GROWTH AND     MARKETS      MID CAP
                                         VALUE     VOYAGER    COMSTOCK     GROWTH      INCOME       EQUITY*      VALUE*
                                       ---------  ---------  ----------  ----------  ----------  ------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $  41,539        --      139,370         --      52,467          --          --
   Mortality, expense charges and
      administrative charges (note 3)    (57,744)  (12,362)    (128,913)    (4,876)    (56,457)       (798)         (7)
                                       ---------  --------   ----------   --------    --------     -------        ----
      Investment income (loss) - net     (16,205)  (12,362)      10,457     (4,876)     (3,990)       (798)         (7)
                                       ---------  --------   ----------   --------    --------     -------        ----
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund        347,559        --      193,458         --     141,302          --          --
                                       ---------  --------   ----------   --------    --------     -------        ----
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                741,743   477,281    2,252,332    355,715     525,166       9,254           8
      Cost of investments sold          (600,421) (391,301)  (1,870,924)  (293,752)   (431,942)     (9,685)        (13)
                                       ---------  --------   ----------   --------    --------     -------        ----
                                         141,322    85,980      381,408     61,963      93,224        (431)         (5)
                                       ---------  --------   ----------   --------    --------     -------        ----
      Net realized gains (losses) on
         investments                     488,881    85,980      574,866     61,963     234,526        (431)         (5)
                                       ---------  --------   ----------   --------    --------     -------        ----
   Net change in unrealized
      appreciation or depreciation
      of investments                    (726,403)  (28,033)    (855,932)    (2,423)   (196,865)    (15,923)       (148)
                                       ---------  --------   ----------   --------    --------     -------        ----
      Net gains (losses) on
         investments                    (237,522)   57,947     (281,066)    59,540      37,661     (16,354)       (153)
                                       ---------  --------   ----------   --------    --------     -------        ----
      Net increase (decrease) in net
         assets resulting from
         operations                    $(253,727)   45,585     (270,609)    54,664      33,671     (17,152)       (160)
                                       =========  ========   ==========   ========    ========     =======        ====

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                    WADDELL        WADDELL                   WADDELL    WADDELL
                                          WADDELL      WADDELL      & REED         & REED       WADDELL      & REED     & REED
                                          & REED       & REED     INTERNATIONAL   SMALL CAP     & REED      MICRO-CAP  SMALL CAP
                                         BALANCED      GROWTH        VALUE         GROWTH        VALUE       GROWTH      VALUE
                                       ------------  -----------  -------------  -----------  -----------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $  2,174,230        2,333     4,105,491            --      958,576          --       4,246
   Mortality, expense charges and
      administrative charges (note 3)    (2,095,833)  (2,584,356)   (3,379,259)   (1,110,012)  (1,268,191)   (317,855) (1,077,497)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
      Investment income (loss) - net         78,397   (2,582,023)      726,232    (1,110,012)    (309,615)   (317,855) (1,073,251)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                  2,951    5,075,416    23,401,516     7,907,280    6,190,471          --   3,767,114
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                35,084,527   32,120,005    35,577,194    16,460,122   13,933,949   4,927,988   8,959,952
      Cost of investments sold          (30,507,606) (28,756,777)  (22,375,266)  (16,327,431) (11,037,867) (3,353,192) (7,073,342)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
                                          4,576,921    3,363,228    13,201,928       132,691    2,896,082   1,574,796   1,886,610
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
      Net realized gains (losses) on
         investments                      4,579,872    8,438,644    36,603,444     8,039,971    9,086,553   1,574,796   5,653,724
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                     14,475,183   37,541,207   (16,983,322)    2,559,590   (8,520,345)   (117,888) (9,072,720)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
      Net gains (losses) on
         investments                     19,055,055   45,979,851    19,620,122    10,599,561      566,208   1,456,908  (3,418,996)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                    $ 19,133,452   43,397,828    20,346,354     9,489,549      256,593   1,139,053  (4,492,247)
                                       ============  ===========   ===========   ===========  ===========  ==========  ==========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                                      WADDELL      WADDELL       WADDELL               WADDELL     WADDELL
                                         WADDELL      & REED        & REED       & REED     WADDELL     & REED     & REED
                                          & REED       ASSET    INTERNATIONAL   SCIENCE &    & REED    DIVIDEND     HIGH
                                       CORE EQUITY   STRATEGY       GROWTH     TECHNOLOGY     BOND      INCOME     INCOME
                                       -----------  ----------  -------------  ----------  ---------  ---------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund      $   149,089     692,259      147,404            --  1,223,154    130,003   2,414,946
   Mortality, expense charges and
      administrative charges (note 3)     (317,364) (1,336,958)    (361,784)     (454,624)  (328,080)  (196,513)   (378,271)
                                       -----------  ----------   ----------    ----------  ---------  ---------  ----------
      Investment income (loss) - net      (168,275)   (644,699)    (214,380)     (454,624)   895,074    (66,510)  2,036,675
                                       -----------  ----------   ----------    ----------  ---------  ---------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund             2,186,691   5,399,307      687,826     6,412,376         --    116,998         --
                                       -----------  ----------   ----------    ----------  ---------  ---------  ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                3,689,381   9,395,146    3,031,353     2,504,770    440,559    881,914     589,790
      Cost of investments sold          (2,989,367) (6,818,434)  (1,963,333)   (1,725,147)  (477,749)  (620,385)   (597,574)
                                       -----------  ----------   ----------    ----------  ---------  ---------  ----------
                                           700,014   2,576,712    1,068,020       779,623    (37,190)   261,529      (7,784)
                                       -----------  ----------   ----------    ----------  ---------  ---------  ----------
      Net realized gains (losses) on
         investments                     2,886,705   7,976,019    1,755,846     7,191,999    (37,190)   378,527      (7,784)
                                       -----------  ----------   ----------    ----------  ---------  ---------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                      (193,732) 26,955,061    2,606,122    (1,142,908)   257,210  1,386,130  (1,638,650)
                                       -----------  ----------   ----------    ----------  ---------  ---------  ----------
      Net gains (losses) on
         investments                     2,692,973  34,931,080    4,361,968     6,049,091    220,020  1,764,657  (1,646,434)
                                       -----------  ----------   ----------    ----------  ---------  ---------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                    $ 2,524,698  34,286,381    4,147,588     5,594,467  1,115,094  1,698,147     390,241
                                       ===========  ==========   ==========    ==========  =========  =========  ==========

See accompanying notes to financial statements.

                                                            SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------
                                        WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED
                                         LIMITED-TERM       MONEY          MORTGAGE       REAL ESTATE
                                             BOND           MARKET        SECURITIES       SECURITIES
                                        --------------  --------------  --------------  --------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund         $    88,485        333,901         462,676          78,496
   Mortality, expense charges and
      administrative charges (note 3)         (28,973)      (101,712)       (150,247)       (211,682)
                                          -----------     ----------      ----------      ----------
      Investment income (loss) - net           59,512        232,189         312,429        (133,186)
                                          -----------     ----------      ----------      ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                       --             --              --         553,492
                                          -----------     ----------      ----------      ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                   3,499,711      2,621,348       5,890,376         948,193
      Cost of investments sold             (3,563,923)    (2,621,348)     (5,882,905)       (637,700)
                                          -----------     ----------      ----------      ----------
                                              (64,212)            --           7,471         310,493
                                          -----------     ----------      ----------      ----------
      Net realized gains (losses)
         on investments                       (64,212)            --           7,471         863,985
                                          -----------     ----------      ----------      ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                           61,146             --         (96,187)     (3,227,627)
                                          -----------     ----------      ----------      ----------
      Net gains (losses) on investments        (3,066)            --         (88,716)     (2,363,642)
                                          -----------     ----------      ----------      ----------
      Net increase (decrease) in net
         assets resulting from
         operations                       $    56,446        232,189         223,713      (2,496,828)
                                          ===========     ==========      ==========      ==========

                                                   SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------
                                        WADDELL & REED  WADDELL & REED
                                        GLOBAL NATURAL      MID CAP     WADDELL & REED
                                           RESOURCES         GROWTH         ENERGY
                                        --------------  --------------  --------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund              8,754          2,184           18,027
   Mortality, expense charges and
      administrative charges (note 3)       (488,038)      (157,337)         (56,071)
                                          ----------      ---------        ---------
      Investment income (loss) - net        (479,284)      (155,153)         (38,044)
                                          ----------      ---------        ---------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund               3,088,111        300,579           16,177
                                          ----------      ---------        ---------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                  2,338,658        488,368          365,964
      Cost of investments sold            (1,490,133)      (367,292)        (320,105)
                                          ----------      ---------        ---------
                                             848,525        121,076           45,859
                                          ----------      ---------        ---------
      Net realized gains (losses)
         on investments                    3,936,636        421,655           62,036
                                          ----------      ---------        ---------
   Net change in unrealized
      appreciation or depreciation
      of investments                       7,392,209        743,288        1,602,363
                                          ----------      ---------        ---------
      Net gains (losses) on investments   11,328,845      1,164,943        1,664,399
                                          ----------      ---------        ---------
      Net increase (decrease) in net
         assets resulting from
         operations                       10,849,561      1,009,790        1,626,355
                                          ==========      =========        =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2007

                                                                            SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------------
                                                                                              ADVANTUS
                                                                                              MATURING
                                                        ADVANTUS     ADVANTUS     ADVANTUS   GOVERNMENT     ADVANTUS      ADVANTUS
                                          ADVANTUS       MONEY        INDEX       MORTGAGE      BOND     INTERNATIONAL   INDEX 400
                                            BOND         MARKET        500       SECURITIES    2010(a)       BOND         MID-CAP
                                        ------------  -----------  -----------  -----------  ----------  -------------  ----------
Operations:
   Investment income (loss) - net       $ (2,625,807)   1,649,670   (2,709,184)  (1,584,740)    (43,594)     (586,574)    (809,665)
   Net realized gains (losses) on
      investments                          3,993,396           --   12,916,640    4,735,992     441,129     1,268,289    3,140,657
   Net change in unrealized
      appreciation or depreciation
      of investments                         389,460           --     (649,194)    (969,067)   (295,020)    2,993,119      808,519
                                        ------------  -----------  -----------  -----------  ----------    ----------   ----------
Net increase (decrease) in net assets
   resulting from operations               1,757,049    1,649,670    9,558,262    2,182,185     102,515     3,674,834    3,139,511
                                        ------------  -----------  -----------  -----------  ----------    ----------   ----------
Contract transactions
   (notes 2, 3 and 5):
   Contract purchase payments             42,824,210   47,516,824    6,500,276   12,700,669     533,261    14,981,314   14,504,163
   Contract withdrawals and charges      (18,069,646) (33,255,016) (39,043,526) (21,147,747) (4,537,211)   (4,839,758)  (7,199,334)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                          (8,308)       5,901       47,562        3,782       4,106         2,272        1,934
   Annuity benefit payments                 (287,945)     (45,621)    (492,359)    (264,419)    (23,269)      (30,896)     (67,438)
                                        ------------  -----------  -----------  -----------  ----------    ----------   ----------
Increase (decrease) in net assets from
   contract transactions                  24,458,311   14,222,088  (32,988,047)  (8,707,716) (4,023,113)   10,112,932    7,239,325
                                        ------------  -----------  -----------  -----------  ----------    ----------   ----------
Increase (decrease) in net assets         26,215,360   15,871,758  (23,429,785)  (6,525,531) (3,920,598)   13,787,766   10,378,836
Net assets at the beginning of year      182,325,693   44,361,121  247,358,600  121,145,065   3,920,598    39,801,116   54,924,496
                                        ------------  -----------  -----------  -----------  ----------    ----------   ----------
Net assets at the end of year           $208,541,053   60,232,879  223,928,815  114,619,534          --    53,588,882   65,303,332
                                        ============  ===========  ===========  ===========  ==========    ==========   ==========

(a) For the period January 1, 2007 to December 7, 2007. Pursuant to shareholder approval, the Maturing Government Bond 2010 sub-account made a liquidating distribution and ceased operations on December 7, 2007.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                                                                                       ALLIANCE     AMERICAN
                                          ADVANTUS     AIM V.I.    AIM V.I.    AIM V.I.   AIM V.I.    BERNSTEIN      CENTURY
                                         REAL ESTATE    BASIC       CAPITAL      CORE    SMALL CAP  INTERNATIONAL    INCOME
                                         SECURITIES    BALANCED  APPRECIATION   EQUITY    EQUITY*       VALUE*     AND GROWTH
                                        ------------  ---------  ------------  --------  ---------  -------------  ----------
Operations:
   Investment income (loss) - net       $ (1,151,954)    29,528     (118,707)    (3,544)     (24)       (2,854)        3,359
   Net realized gains (losses)
      on investments                      13,410,027    (79,864)     363,172     82,622      301        (2,298)      165,208
   Net change in unrealized
      appreciation or depreciation
      of investments                     (26,871,897)    62,974      589,845    (31,616)    (487)      (30,902)     (262,481)
                                        ------------  ---------   ----------   --------   ------       -------     ---------
Net increase (decrease) in net assets
   resulting from operations             (14,613,824)    12,638      834,310     47,462     (210)      (36,054)      (93,914)
                                        ------------  ---------   ----------    -------   ------       -------     ---------
Contract transactions
   (notes 2, 3 and 5):
   Contract purchase payments             13,105,940    269,547    2,927,173    221,768   17,455       861,372     1,094,450
   Contract withdrawals and charges      (22,663,986)  (330,063)  (1,239,850)  (268,513)    (233)      (23,785)     (564,592)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                           6,014         --           25         --       --            --            --
   Annuity benefit payments                 (157,766)        --       (3,225)        --       --            --            --
                                        ------------  ---------   ----------   --------   ------       -------     ---------
Increase (decrease) in net assets
   from contract transactions             (9,709,798)   (60,516)   1,684,124    (46,745)  17,222       837,587       529,858
                                        ------------  ---------   ----------   --------   ------       -------     ---------
Increase (decrease) in net assets        (24,323,622)   (47,878)   2,518,434        717   17,012       801,533       435,944
Net assets at the beginning of year       93,072,931  2,198,381    6,368,765    680,362       --            --     4,071,559
                                        ------------  ---------   ----------   --------   ------       -------     ---------
Net assets at the end of year           $ 68,749,309  2,150,503    8,887,199    681,079   17,012       801,533     4,507,503
                                        ============  =========   ==========   ========   ======       =======     =========

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                  AMERICAN      CREDIT
                                         AMERICAN    AMERICAN      CENTURY      SUISSE     FIDELITY
                                         CENTURY      CENTURY   VP INFLATION    GLOBAL       VIP       FIDELITY VIP  FIDELITY VIP
                                          ULTRA        VALUE     PROTECTION*  SMALL CAP   CONTRAFUND  EQUITY-INCOME     MID-CAP
                                       -----------  ----------  ------------  ---------  -----------  -------------  ------------
Operations:
   Investment income (loss) - net         (926,971)    (33,996)       635       (33,583)    (516,859)      426,695      (551,659)
   Net realized gains (losses) on
      investments                        2,177,241   3,423,916         49       485,610   25,515,461    15,194,773    11,301,606
   Net change in unrealized
      appreciation or depreciation
      of investments                    10,045,179  (6,393,030)     1,692      (575,150) (12,857,112)  (16,002,023)   (1,528,300)
                                       -----------  ----------    -------     ---------  -----------   -----------   -----------
Net increase (decrease) in net assets
   resulting from operations            11,295,449  (3,003,110)     2,376      (123,123)  12,141,490      (380,555)    9,221,647
                                       -----------  ----------    -------     ---------  -----------   -----------   -----------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments            3,128,832   9,672,092    289,184       963,477    9,691,701    18,047,337     6,459,586
   Contract withdrawals and charges     (9,042,722) (2,974,279)      (971)   (1,619,775) (12,047,753)  (11,865,842)  (10,735,487)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period              429         295         --            (1)       2,429         2,721         3,607
   Annuity benefit payments                (67,597)     (9,340)        --           (26)     (77,671)     (178,363)     (102,606)
                                       -----------  ----------    -------     ---------  -----------   -----------   -----------
Increase (decrease) in net assets
   from contract transactions           (5,981,058)  6,688,768    288,213      (656,326)  (2,431,294)    6,005,853    (4,374,900)
                                       -----------  ----------    -------     ---------  -----------   -----------   -----------
Increase (decrease) in net assets        5,314,391   3,685,658    290,589      (779,449)   9,710,196     5,625,298     4,846,747
Net assets at the beginning of year     59,948,454  37,453,827         --     2,884,479   76,957,469   140,581,409    66,839,831
                                       -----------  ----------    -------     ---------  -----------   -----------   -----------
Net assets at the end of year          $65,262,845  41,139,485    290,589     2,105,030   86,667,665   146,206,707    71,686,578
                                       ===========  ==========    =======     =========  ===========   ===========   ===========

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                                    FRANKLIN                                TEMPLETON
                                       FIDELITY    LARGE CAP       FRANKLIN     FRANKLIN    DEVELOPING    TEMPLETON    FRANKLIN
                                         HIGH        GROWTH     MUTUAL SHARES     SMALL      MARKETS    GLOBAL ASSET  SMALL CAP
                                        INCOME*    SECURITIES     SECURITIES     MID CAP    SECURITIES   ALLOCATION     VALUE*
                                       --------  -------------  -------------  ----------  -----------  ------------  ---------
Operations:
   Investment income (loss) - net      $ 18,800        (33,385)      (7,379)     (224,500)     468,332    1,915,118       (209)
   Net realized gains (losses) on
      investments                            (7)       194,825    1,294,527     2,149,124   10,802,908    2,323,976        (12)
   Net change in unrealized
      appreciation or depreciation
      of investments                    (19,941)        50,101   (1,092,362)     (435,237)     879,692   (3,253,653)    (1,944)
                                       --------      ---------   ----------    ----------  -----------   ----------    -------
Net increase (decrease) in net assets
   resulting from operations             (1,148)       211,541      194,786     1,489,387   12,150,932      985,441     (2,165)
                                       --------      ---------   ----------    ----------  -----------   ----------    -------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments           302,312        474,928    5,540,176     2,955,549   10,466,434    2,660,454    194,678
   Contract withdrawals and charges          --       (756,785)  (2,129,843)   (3,554,258) (14,220,783)  (3,054,088)    12,931
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --             11          701            --        9,925          255        564
   Annuity benefit payments                  --            (93)      (3,970)           --      (77,783)     (16,567)   (13,495)
                                       --------      ---------   ----------    ----------  -----------   ----------    -------
Increase (decrease) in net assets
   from contract transactions           302,312       (281,938)   3,407,063      (598,709)  (3,822,206)    (409,946)   194,678
                                       --------      ---------   ----------    ----------  -----------   ----------    -------
Increase (decrease) in net assets       301,164        (70,397)   3,601,849       890,678    8,328,726      575,495    192,513
Net assets at the beginning of year          --      4,410,887   14,165,241    15,637,059   45,996,199   10,724,011         --
                                       --------      ---------   ----------    ----------  -----------   ----------    -------
Net assets at the end of year          $301,164      4,340,490   17,767,090    16,527,737   54,324,925   11,299,506    192,513
                                       ========      =========   ==========    ==========  ===========   ==========    =======

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------
                                        IBBOTSON                                          IBBOTSON      JANUS       JANUS
                                       AGGRESSIVE   IBBOTSON     IBBOTSON     IBBOTSON     INCOME       ASPEN       ASPEN
                                         GROWTH*   BALANCED*  CONSERVATIVE*   GROWTH*   AND GROWTH*   BALANCED      FORTY
                                       ----------  ---------  -------------  ---------  -----------  ----------  ----------
Operations:
   Investment income (loss) - net       $   (137)     (3,285)       (181)       (2,256)      (670)      102,345    (368,870)
   Net realized gains (losses) on
      investments                             (7)        129           1          (132)        (8)      224,481   1,674,687
   Net change in unrealized
      appreciation or depreciation
      of investments                        (226)     (6,379)        910       (21,600)       139       504,626   8,535,533
                                        --------   ---------      ------     ---------    -------    ----------  ----------
Net increase (decrease) in net assets
   resulting from operations                (370)     (9,535)        730       (23,988)      (539)      831,452   9,841,350
                                        --------   ---------      ------     ---------    -------    ----------  ----------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments            158,338   4,084,927      88,832     1,271,142    724,605     2,439,785   9,170,461
   Contract withdrawals and                   --    (166,154)         --        (1,740)    (1,959)     (904,682) (7,481,370)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             --          --          --            --         --            --       2,054
   Annuity benefit payments                   --          --          --            --         --            --     (48,189)
                                        --------   ---------      ------     ---------    -------    ----------  ----------
Increase (decrease) in net assets
   from contract transactions            158,338   3,918,773      88,832     1,269,402    722,646     1,535,103   1,642,957
                                        --------   ---------      ------     ---------    -------    ----------  ----------
Increase (decrease) in net assets        157,968   3,909,238      89,562     1,245,414    722,107     2,366,555  11,484,307
Net assets at the beginning of year           --          --          --            --         --     8,590,996  28,229,563
                                        --------   ---------      ------     ---------    -------    ----------  ----------
Net assets at the end of year           $157,968   3,909,238      89,562     1,245,414    722,107    10,957,551  39,713,870
                                        ========   =========      ======     =========    =======    ==========  ==========

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------------------------
                                                                                                                     NEUBERGER
                                         JANUS ASPEN   JANUS ASPEN       MFS         MFS         MFS                    AMT
                                        INTERNATIONAL    MID CAP      INVESTORS    MID CAP       NEW         MFS      SOCIALLY
                                           GROWTH        VALUE*     GROWTH STOCK   GROWTH     DISCOVERY     VALUE    RESPONSIVE*
                                        ------------   -----------  ------------  ---------  ----------  ----------  -----------
Operations:
   Investment income (loss) - net       $   (744,087)        95       (51,360)      (16,520)   (185,804)    (98,725)       (9)
   Net realized gains (losses) on
      investments                          5,510,764         (3)       71,861       126,830   1,288,217     675,123         5
   Net change in unrealized
      appreciation or depreciation of
      investments                         14,930,466       (421)      230,471       (11,922)   (931,631)   (153,061)      (27)
                                        ------------     ------     ---------     ---------  ----------  ----------    ------
Net increase (decrease) in net assets
   resulting from operations              19,697,143       (329)      250,972        98,388     170,782     423,337       (31)
                                        ------------     ------     ---------     ---------  ----------  ----------    ------
Contract transactions (notes 2, 3
   and 5):
   Contract purchase payments             21,440,272     14,349     7,686,282       243,177     568,633  15,565,986    12,000
   Contract withdrawals and charges      (11,505,855)        --      (302,876)     (559,812) (2,033,326) (1,674,550)       --
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                           2,979         --           (17)           --         239         394        --
   Annuity benefit payments                  (59,311)        --        (1,952)           --     (26,954)    (18,003)       --
                                        ------------     ------     ---------     ---------  ----------  ----------    ------
Increase (decrease) in net assets from
   contract transactions                   9,878,085     14,349     7,381,438      (316,635) (1,491,408) 13,873,827    12,000
                                        ------------     ------     ---------     ---------  ----------  ----------    ------
Increase (decrease) in net assets         29,575,228     14,020     7,632,410      (218,247) (1,320,626) 14,297,164    11,969
Net assets at the beginning of year       70,769,139         --     1,677,748     1,275,178  12,857,934   7,400,998        --
                                        ------------     ------     ---------     ---------  ----------  ----------    ------
Net assets at the end of year           $100,344,367     14,020     9,310,158     1,056,931  11,537,308  21,698,162    11,969
                                        ============     ======     =========     =========  ==========  ==========    ======

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                                OPPENHEIMER                  PUTNAM
                                                                   MAIN                        VT
                                      OPPENHEIMER                 STREET      OPPENHEIMER    GROWTH      PUTNAM VT      PUTNAM VT
                                        CAPITAL    OPPENHEIMER     SMALL     INTERNATIONAL     AND     INTERNATIONAL      NEW
                                     APPRECIATION  HIGH INCOME     CAP*         GROWTH       INCOME       GROWTH      OPPORTUNITIES
                                     ------------  -----------  -----------  -------------  ---------  -------------  -------------
Operations:
   Investment income (loss) - net    $   (73,827)    1,845,324        (8)        (66,811)      (2,256)      186,953        (8,973)
   Net realized gains (losses) on
      investments                        648,594       (66,451)       (5)      1,080,990      491,021     2,576,782        33,627
   Net change in unrealized
      appreciation or depreciation
      of investments                      64,726    (2,647,265)     (490)       (127,723)    (688,805)   (1,848,775)       (4,810)
                                     -----------    ----------    ------      ----------    ---------    ----------      --------
Net increase (decrease) in net
   assets resulting from operations      639,493      (868,392)     (503)        886,456     (200,040)      914,960        19,844
                                     -----------    ----------    ------      ----------    ---------    ----------      --------
Contract transactions
   (notes 2, 3 and 5):
   Contract purchase payments          1,041,680    11,245,175    10,164       1,544,599      641,653       998,185       320,732
   Contract withdrawals and charges   (2,507,601)   (2,653,193)       --      (2,177,388)    (554,974)   (2,295,046)     (117,918)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             --           176        --              --           15            40            --
   Annuity benefit payments                   --       (52,694)       --              --         (123)       (3,508)           --
                                     -----------    ----------    ------      ----------    ---------    ----------      --------
Increase (decrease) in net assets
   from contract transactions         (1,465,921)    8,539,464    10,164        (632,789)      86,571    (1,300,329)      202,814
                                     -----------    ----------    ------      ----------    ---------    ----------      --------
Increase (decrease) in net assets       (826,428)    7,671,072     9,661         253,667     (113,469)     (385,369)      222,658
Net assets at the beginning of year    5,448,645    33,078,290        --       7,613,127    2,662,682    13,285,151       438,433
                                     -----------    ----------    ------      ----------    ---------    ----------      --------
Net assets at the end of year        $ 4,622,217    40,749,362     9,661       7,866,794    2,549,213    12,899,782       661,091
                                     ===========    ==========    ======      ==========    =========    ==========      ========

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                     -----------------------------------------------------------------------------------
                                                                                                 VAN KAMPEN   VAN KAMPEN
                                      PUTNAM VT                         VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                         NEW     PUTNAM VT  VAN KAMPEN   STRATEGIC  GROWTH AND     MARKETS      MID CAP
                                        VALUE     VOYAGER    COMSTOCK     GROWTH      INCOME       EQUITY*      VALUE*
                                     ----------  ---------  ----------  ----------  ----------  ------------  ----------
Operations:
   Investment income (loss) - net    $  (16,205)  (12,362)      10,457     (4,876)     (3,990)        (798)        (7)
   Net realized gains (losses)
      on investments                    488,881    85,980      574,866     61,963     234,526         (431)        (5)
   Net change in unrealized
      appreciation or depreciation
      of investments                   (726,403)  (28,033)    (855,932)    (2,423)   (196,865)     (15,923)      (148)
                                     ----------  --------   ----------   --------   ---------      -------      -----
Net increase (decrease) in net
   assets resulting from operations    (253,727)   45,585     (270,609)    54,664      33,671      (17,152)      (160)
                                     ----------  --------   ----------   --------   ---------      -------      -----
Contract transactions
   (notes 2, 3 and 5):
   Contract purchase payments           861,560   353,281      996,631     94,299     733,099      568,725      3,000
   Contract withdrawals and charges    (704,163) (469,376)  (2,192,418)  (351,594)   (489,007)      (8,914)        --
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --        --           15         --          --           --         --
   Annuity benefit payments                  --        --       (1,011)        --          --           --         --
                                     ----------  --------   ----------   --------   ---------      -------      -----
Increase (decrease) in net assets
   from contract transactions           157,397  (116,095)  (1,196,783)  (257,295)    244,092      559,811      3,000
                                     ----------  --------   ----------   --------   ---------      -------      -----
Increase (decrease) in net assets       (96,330)  (70,510)  (1,467,392)  (202,631)    277,763      542,659      2,840
Net assets at the beginning of year   3,784,208   972,828    8,815,354    427,206   3,771,279           --         --
                                     ----------  --------   ----------   --------   ---------      -------      -----
Net assets at the end of year        $3,687,878   902,318    7,347,962    224,575   4,049,042      542,659      2,840
                                     ==========  ========   ==========   ========   =========      =======      =====

* For the period from October 12, 2007 (commencement of operations) to December 31, 2007.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                                     WADDELL       WADDELL                   WADDELL     WADDELL
                                          WADDELL      WADDELL       & REED        & REED       WADDELL      & REED      & REED
                                          & REED       & REED     INTERNATIONAL   SMALL CAP      & REED     MICRO-CAP   SMALL CAP
                                          BALANCED     GROWTH         VALUE         GROWTH       VALUE       GROWTH       VALUE
                                       ------------  -----------  -------------  -----------  -----------  ----------  ----------
Operations:
   Investment income (loss) - net      $     78,397   (2,582,023)      726,232    (1,110,012)    (309,615)   (317,855) (1,073,251)
   Net realized gains (losses) on
      investments                         4,579,872    8,438,644    36,603,444     8,039,971    9,086,553   1,574,796   5,653,724
   Net change in unrealized
      appreciation or depreciation
      of investments                     14,475,183   37,541,207   (16,983,322)    2,559,590   (8,520,345)   (117,888) (9,072,720)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations             19,133,452   43,397,828    20,346,354     9,489,549      256,593   1,139,053  (4,492,247)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments             4,439,606   26,122,097    29,277,540     5,966,135   19,877,878   2,312,250  17,000,212
   Contract withdrawals and charges     (32,683,441) (30,302,441)  (33,289,164)  (15,526,904) (13,136,148) (4,702,582) (8,485,243)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            33,262      (20,717)      (10,975)      (15,268)      (4,443)      1,425       8,909
   Annuity benefit payments                (542,743)    (272,066)     (319,149)     (143,336)    (130,338)    (33,707)   (103,757)
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets
   from contract transactions           (28,753,316)  (4,473,126)   (4,341,749)   (9,719,373)   6,606,949  (2,422,614)  8,420,122
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets        (9,619,864)  38,924,702    16,004,605      (229,824)   6,863,542  (1,283,561)  3,927,875
Net assets at the beginning of year     171,844,690  181,963,428   244,925,985    83,041,675   90,006,872  23,131,863  74,928,999
                                       ------------  -----------   -----------   -----------  -----------  ----------  ----------
Net assets at the end of year          $162,224,826  220,888,130   260,930,590    82,811,851   96,870,414  21,848,302  78,856,874
                                       ============  ===========   ===========   ===========  ===========  ==========  ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                      WADDELL                      WADDELL                 WADDELL      WADDELL
                                         WADDELL       & REED    WADDELL & REED    & REED      WADDELL     & REED       & REED
                                          & REED       ASSET      INTERNATIONAL   SCIENCE &    & REED     DIVIDEND       HIGH
                                       CORE EQUITY    STRATEGY       GROWTH      TECHNOLOGY     BOND       INCOME       INCOME
                                       -----------  -----------  --------------  ----------  ----------  ----------  ----------
Operations:
   Investment income (loss) - net      $  (168,275)    (644,699)     (214,380)     (454,624)    895,074     (66,510)  2,036,675
   Net realized gains (losses) on
      investments                        2,886,705    7,976,019     1,755,846     7,191,999     (37,190)    378,527      (7,784)
   Net change in unrealized
      appreciation or depreciation
      of investments                      (193,732)  26,955,061     2,606,122    (1,142,908)    257,210   1,386,130  (1,638,650)
                                       -----------  -----------    ----------    ----------  ----------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations             2,524,698   34,286,381     4,147,588     5,594,467   1,115,094   1,698,147     390,241
                                       -----------  -----------    ----------    ----------  ----------  ----------  ----------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments            6,413,679   34,931,174     7,687,206     9,048,525  16,834,361   5,165,256  12,156,683
   Contract withdrawals and charges     (3,456,981)  (8,940,984)   (2,907,836)   (2,357,656)   (429,604)   (853,983)   (574,421)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            3,286       (4,725)        1,076           594         105         202         100
   Annuity benefit payments                (90,395)    (120,440)      (16,670)      (16,970)     (2,595)     (7,460)     (4,183)
                                       -----------  -----------    ----------    ----------  ----------  ----------  ----------
Increase (decrease) in net assets
   from contract transactions            2,869,589   25,865,026     4,763,776     6,674,493  16,402,266   4,304,016  11,578,178
                                       -----------  -----------    ----------    ----------  ----------  ----------  ----------
Increase (decrease) in net assets        5,394,287   60,151,407     8,911,364    12,268,960  17,517,360   6,002,163  11,968,419
Net assets at the beginning of year     19,334,568   66,306,387    18,821,964    22,515,381  16,008,249   9,676,972  19,709,878
                                       -----------  -----------    ----------    ----------  ----------  ----------  ----------
Net assets at the end of year          $24,728,855  126,457,794    27,733,328    34,784,341  33,525,609  15,679,135  31,678,297
                                       ===========  ===========    ==========    ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------------------------------
                                         WADDELL                                           WADDELL
                                          & REED      WADDELL     WADDELL     WADDELL      & REED      WADDELL
                                         LIMITED      & REED      & REED       & REED      GLOBAL      & REED
                                          -TERM        MONEY     MORTGAGE   REAL ESTATE    NATURAL     MID CAP   WADDELL & REED
                                           BOND       MARKET    SECURITIES   SECURITIES   RESOURCES    GROWTH        ENERGY
                                       -----------  ----------  ----------  -----------  ----------  ----------  --------------
Operations:
   Investment income (loss) - net      $    59,512     232,189     312,429    (133,186)    (479,284)   (155,153)      (38,044)
   Net realized gains (losses) on
      investments                          (64,212)         --       7,471     863,985    3,936,636     421,655        62,036
   Net change in unrealized
      appreciation or depreciation
      of investments                        61,146          --     (96,187) (3,227,627)   7,392,209     743,288     1,602,363
                                       -----------  ----------  ----------  ----------   ----------  ----------     ---------
Net increase (decrease) in net assets
   resulting from operations                56,446     232,189     223,713  (2,496,828)  10,849,561   1,009,790     1,626,355
                                       -----------  ----------  ----------  ----------   ----------  ----------     ---------
Contract transactions (notes 2,
   3 and 5):
   Contract purchase payments              297,944   6,983,680   7,300,287   3,174,388   12,617,902   3,639,762     2,059,622
   Contract withdrawals and charges     (3,480,567) (2,608,760) (5,864,759)   (891,045)  (2,257,694)   (461,903)     (347,716)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period               15          12          27         428          244         226            --
   Annuity benefit payments                 (1,191)       (741)       (672)     (3,471)      (2,773)     (1,008)           --
                                       -----------  ----------  ----------  ----------   ----------  ----------     ---------
Increase (decrease) in net assets
   from contract transactions           (3,183,799)  4,374,190   1,434,882   2,280,300   10,357,679   3,177,077     1,711,906
                                       -----------  ----------  ----------  ----------   ----------  ----------     ---------
Increase (decrease) in net assets       (3,127,353)  4,606,379   1,658,595    (216,528)  21,207,240   4,186,867     3,338,261
Net assets at the beginning of year      3,127,353   5,445,238  12,466,176  12,424,627   21,801,639   8,325,225     2,729,073
                                       -----------  ----------  ----------  ----------   ----------  ----------     ---------
Net assets at the end of year          $        --  10,051,617  14,124,771  12,208,099   43,008,879  12,512,092     6,067,334
                                       ===========  ==========  ==========  ==========   ==========  ==========     =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                     SEGREGATED SUB-ACCOUNTS
                                                    -------------------------------------------------------
                                                                     ADVANTUS      ADVANTUS       ADVANTUS
                                                      ADVANTUS        MONEY          INDEX        MORTGAGE
                                                        BOND          MARKET          500        SECURITIES
                                                    ------------   -----------   ------------   -----------
Operations:
   Investment income (loss) - net                   $ (2,312,492)    1,049,864     (2,771,469)   (1,627,756)
   Net realized gains (losses) on investments          3,583,125            --     10,523,427     4,101,000
   Net change in unrealized appreciation or
      depreciation of investments                      4,433,079            --     24,314,083     2,313,170
                                                    ------------   -----------   ------------   -----------
Net increase (decrease) in net assets resulting
   from operations                                     5,703,712     1,049,864     32,066,041     4,786,414
                                                    ------------   -----------   ------------   -----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                         29,576,779    29,788,985     12,416,013     9,816,809
   Contract withdrawals and charges                  (20,081,899)  (24,487,755)   (42,487,081)  (22,630,348)
   Actuarial adjustments for mortality experience
      on annuities in payment period                     (26,971)        1,525        102,332       (21,986)
   Annuity benefit payments                             (284,240)      (18,164)    (6,516,860)     (284,956)
                                                    ------------   -----------   ------------   -----------
Increase (decrease) in net assets from contract
   transactions                                        9,183,669     5,284,591    (36,485,595)  (13,120,482)
                                                    ------------   -----------   ------------   -----------
Increase (decrease) in net assets                     14,887,381     6,334,455     (4,419,554)   (8,334,068)
Net assets at the beginning of year                  167,438,312    38,026,666    251,778,154   129,479,133
                                                    ------------   -----------   ------------   -----------
Net assets at the end of year                       $182,325,693    44,361,121    247,358,600   121,145,065
                                                    ============   ===========   ============   ===========

                                                              SEGREGATED SUB-ACCOUNTS
                                                    ------------------------------------------
                                                       ADVANTUS      ADVANTUS
                                                       MATURING      MATURING       ADVANTUS
                                                      GOVERNMENT    GOVERNMENT   INTERNATIONAL
                                                    BOND 2006 (A)    BOND 2010        BOND
                                                    -------------   ----------   -------------
Operations:
   Investment income (loss) - net                       (28,914)       (53,563)      (561,429)
   Net realized gains (losses) on investments           382,830        128,729      3,353,188
   Net change in unrealized appreciation or
      depreciation of investments                      (372,261)      (118,609)    (1,733,114)
                                                     ----------     ----------    -----------
Net increase (decrease) in net assets resulting
   from operations                                      (18,345)       (43,443)     1,058,645
                                                     ----------     ----------    -----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                           108,549        584,320      8,797,197
   Contract withdrawals and charges                  (3,923,653)    (1,454,850)   (13,904,328)
   Actuarial adjustments for mortality experience
      on annuities in payment period                      2,560          4,194            109
   Annuity benefit payments                             (18,154)       (28,749)       (27,655)
                                                     ----------     ----------    -----------
Increase (decrease) in net assets from contract
   transactions                                      (3,830,698)      (895,085)    (5,134,678)
                                                     ----------     ----------    -----------
Increase (decrease) in net assets                    (3,849,043)      (938,528)    (4,076,033)
Net assets at the beginning of year                   3,849,043      4,859,126     43,877,149
                                                     ----------     ----------    -----------
Net assets at the end of year                                --      3,920,598     39,801,116
                                                     ==========     ==========    ===========

(a) For the period January 1, 2006 to September 15, 2006. Pursuant to the terms of the prospectus, the Maturing Government Bond 2006 sub-account made a liquidating distribution and ceased operations on September 15, 2006.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                   SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------------------
                                                      ADVANTUS      ADVANTUS      AIM V.I.     AIM V.I.
                                                     INDEX 400    REAL ESTATE      BASIC        CAPITAL
                                                      MID-CAP      SECURITIES     BALANCED   APPRECIATION
                                                    -----------   ------------   ---------   ------------
Operations:
   Investment income (loss) - net                   $  (691,781)   (1,107,514)       5,690      (28,829)
   Net realized gains (losses) on investments         2,887,690     6,667,056      (94,623)      75,874
   Net change in unrealized appreciation or
      depreciation of investments                     1,868,756    15,530,599      267,701      290,550
                                                    -----------   -----------    ---------    ---------
Net increase (decrease) in net assets resulting
   from operations                                    4,064,665    21,090,141      178,768      337,595
                                                    -----------   -----------    ---------    ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                        11,519,997    10,444,903      240,021    4,513,596
   Contract withdrawals and charges                  (7,973,817)  (11,688,452)    (314,804)    (328,448)
   Actuarial adjustments for mortality experience
      on annuities in payment period                       (302)      (11,454)         (57)          --
   Annuity benefit payments                             (64,421)     (139,895)         (61)          --
                                                    -----------   -----------    ---------    ---------
Increase (decrease) in net assets from contract
   transactions                                       3,481,457    (1,394,898)     (74,900)   4,185,148
                                                    -----------   -----------    ---------    ---------
Increase (decrease) in net assets                     7,546,122    19,695,243      103,868    4,522,743
Net assets at the beginning of year                  47,378,374    73,377,688    2,094,513    1,846,022
                                                    -----------   -----------    ---------    ---------
Net assets at the end of year                       $54,924,496    93,072,931    2,198,381    6,368,765
                                                    ===========   ===========    =========    =========

                                                            SEGREGATED SUB-ACCOUNTS
                                                    --------------------------------------
                                                                    AIM V.I.     AMERICAN
                                                                      DENT        CENTURY
                                                      AIM V.I.    DEMOGRAPHIC     INCOME
                                                    CORE EQUITY      TRENDS     AND GROWTH
                                                    -----------   -----------   ----------
Operations:
   Investment income (loss) - net                        (614)       (7,142)        6,381
   Net realized gains (losses) on investments          41,933       113,321       208,118
   Net change in unrealized appreciation or
      depreciation of investments                      43,428       (93,010)      341,935
                                                     --------      --------     ---------
Net increase (decrease) in net assets resulting
   from operations                                     84,747        13,169       556,434
                                                     --------      --------     ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                         145,908        54,159       474,353
   Contract withdrawals and charges                  (183,813)     (646,405)     (967,931)
   Actuarial adjustments for mortality experience
      on annuities in payment period                       --            --            --
   Annuity benefit payments                                --            --            --
                                                     --------      --------     ---------
Increase (decrease) in net assets from contract
   transactions                                       (37,905)     (592,246)     (493,578)
                                                     --------      --------     ---------
Increase (decrease) in net assets                      46,842      (579,077)       62,856
Net assets at the beginning of year                   633,520       579,077     4,008,703
                                                     --------      --------     ---------
Net assets at the end of year                         680,362            --     4,071,559
                                                     ========      ========     =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                    SEGREGATED SUB-ACCOUNTS
                                                    -------------------------------------------------------
                                                      AMERICAN     AMERICAN    CREDIT SUISSE
                                                      CENTURY       CENTURY        GLOBAL      FIDELITY VIP
                                                       ULTRA         VALUE       SMALL CAP      CONTRAFUND
                                                    -----------   ----------   -------------   ------------
Operations:
   Investment income (loss) - net                   $  (825,788)    (125,114)      (36,853)       (220,918)
   Net realized gains (losses) on investments           534,379    1,910,474       340,231       8,718,151
   Net change in unrealized appreciation or
      depreciation of investments                    (2,385,585)   2,774,828        (8,972)     (1,781,394)
                                                    -----------   ----------    ----------      ----------
Net increase (decrease) in net assets resulting
   from operations                                   (2,676,994)   4,560,188       294,406       6,715,839
                                                    -----------   ----------    ----------      ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                        11,731,784   15,369,431       931,574      14,441,157
   Contract withdrawals and charges                  (2,743,884)    (899,608)   (1,307,801)     (7,670,936)
   Actuarial adjustments for mortality experience
      on annuities in payment period                    (10,527)         105            --           1,634
   Annuity benefit payments                             (59,759)      (1,804)           --         (66,331)
                                                    -----------   ----------    ----------      ----------
Increase (decrease) in net assets from contract
   transactions                                       8,917,614   14,468,123      (376,227)      6,705,524
                                                    -----------   ----------    ----------      ----------
Increase (decrease) in net assets                     6,240,620   19,028,311       (81,821)     13,421,363
Net assets at the beginning of year                  53,707,834   18,425,516     2,966,300      63,536,106
                                                    -----------   ----------    ----------      ----------
Net assets at the end of year                       $59,948,454   37,453,827     2,884,479      76,957,469
                                                    ===========   ==========    ==========      ==========

                                                             SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------
                                                                                    FRANKLIN
                                                                                    LARGE CAP
                                                     FIDELITY VIP   FIDELITY VIP     GROWTH
                                                    EQUITY-INCOME      MID-CAP     SECURITIES
                                                    -------------   ------------   ----------
Operations:
   Investment income (loss) - net                      2,547,451       (750,767)     (15,482)
   Net realized gains (losses) on investments         16,563,018     11,477,838       72,419
   Net change in unrealized appreciation or
      depreciation of investments                      1,980,752     (4,100,224)     333,982
                                                     -----------     ----------    ---------
Net increase (decrease) in net assets resulting
   from operations                                    21,091,221      6,626,847      390,919
                                                     -----------     ----------    ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                         17,385,502      8,194,513      560,556
   Contract withdrawals and charges                   (9,279,608)    (8,760,570)    (728,207)
   Actuarial adjustments for mortality experience
      on annuities in payment period                     (12,163)        (2,708)          --
   Annuity benefit payments                             (141,588)       (87,494)          --
                                                     -----------     ----------    ---------
Increase (decrease) in net assets from contract
   transactions                                        7,952,143       (656,259)    (167,651)
                                                     -----------     ----------    ---------
Increase (decrease) in net assets                     29,043,364      5,970,588      223,268
Net assets at the beginning of year                  111,538,045     60,869,243    4,187,619
                                                     -----------     ----------    ---------
Net assets at the end of year                        140,581,409     66,839,831    4,410,887
                                                     ===========     ==========    =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                     SEGREGATED SUB-ACCOUNTS
                                                    --------------------------------------------------------
                                                                                    TEMPLETON
                                                       FRANKLIN       FRANKLIN     DEVELOPING     TEMPLETON
                                                    MUTUAL SHARES     SMALL-MID      MARKETS    GLOBAL ASSET
                                                      SECURITIES         CAP       SECURITIES    ALLOCATION
                                                    -------------   ------------   ----------   ------------
Operations:
   Investment income (loss) - net                    $    66,713       (215,955)      (86,707)      527,758
   Net realized gains (losses) on investments            514,716        825,021     3,172,034     1,085,617
   Net change in unrealized appreciation or
      depreciation of investments                      1,160,485        533,805     6,083,251        84,629
                                                     -----------     ----------    ----------    ----------
Net increase (decrease) in net assets resulting
   from operations                                     1,741,914      1,142,871     9,168,578     1,698,004
                                                     -----------     ----------    ----------    ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                          4,511,381      2,217,954    12,174,033     2,991,391
   Contract withdrawals and charges                     (732,477)    (3,876,686)   (7,862,661)   (2,873,695)
   Actuarial adjustments for mortality experience
      on annuities in payment period                         605            463         6,582           175
   Annuity benefit payments                               (3,154)       (16,667)      (58,546)      (13,990)
                                                     -----------     ----------    ----------    ----------
Increase (decrease) in net assets from contract
   transactions                                        3,776,355     (1,674,937)    4,259,408       103,882
                                                     -----------     ----------    ----------    ----------
Increase (decrease) in net assets                      5,518,269       (532,066)   13,427,986     1,801,886
Net assets at the beginning of year                    8,646,972     16,169,125    32,568,213     8,922,125
                                                     -----------     ----------    ----------    ----------
Net assets at the end of year                        $14,165,241     15,637,059    45,996,199    10,724,011
                                                     ===========     ==========    ==========    ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                                    --------------------------------------------
                                                      JANUS        JANUS            JANUS
                                                      ASPEN        ASPEN     ASPEN INTERNATIONAL
                                                     BALANCED      FORTY            GROWTH
                                                    ---------   ----------   -------------------
Operations:
   Investment income (loss) - net                      56,553     (326,786)         323,866
   Net realized gains (losses) on investments         102,962      420,381        3,113,741
   Net change in unrealized appreciation or
      depreciation of investments                     486,151    1,917,548       15,754,125
                                                    ---------   ----------       ----------
Net increase (decrease) in net assets resulting
   from operations                                    645,666    2,011,143       19,191,732
                                                    ---------   ----------       ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                       3,419,250    5,459,590       25,605,001
   Contract withdrawals and charges                  (466,906)  (5,945,615)      (9,310,604)
   Actuarial adjustments for mortality experience
      on annuities in payment period                       --        1,542            1,728
   Annuity benefit payments                                --      (30,659)         (36,106)
                                                    ---------   ----------       ----------
Increase (decrease) in net assets from contract
   transactions                                     2,952,344     (515,142)      16,260,019
                                                    ---------   ----------       ----------
Increase (decrease) in net assets                   3,598,010    1,496,001       35,451,751
Net assets at the beginning of year                 4,992,986   26,733,562       35,317,388
                                                    ---------   ----------       ----------
Net assets at the end of year                       8,590,996   28,229,563       70,769,139
                                                    =========   ==========       ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                  SEGREGATED SUB-ACCOUNTS
                                                    ---------------------------------------------------
                                                         MFS           MFS          MFS
                                                      INVESTORS      MID CAP        NEW          MFS
                                                    GROWTH STOCK     GROWTH      DISCOVERY      VALUE
                                                    ------------   ----------   ----------   ----------
Operations:
   Investment income (loss) - net                    $  (22,256)     (19,063)     (183,621)       8,754
   Net realized gains (losses) on investments            35,450       71,389       512,635      414,751
   Net change in unrealized appreciation or
      depreciation of investments                        72,200      (48,470)    1,027,778      708,458
                                                     ----------    ---------    ----------   ----------
Net increase (decrease) in net assets resulting
   from operations                                       85,394        3,856     1,356,792    1,131,963
                                                     ----------    ---------    ----------   ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                           318,463      208,616       846,086    1,828,908
   Contract withdrawals and charges                    (190,949)    (321,710)   (1,763,333)  (1,147,200)
   Actuarial adjustments for mortality experience
      on annuities in payment period                         --           --        (2,827)         294
   Annuity benefit payments                                  --           --       (20,268)      (6,069)
                                                     ----------    ---------    ----------   ----------
Increase (decrease) in net assets from contract
   transactions                                         127,514     (113,094)     (940,342)     675,933
                                                     ----------    ---------    ----------   ----------
Increase (decrease) in net assets                       212,908     (109,238)      416,450    1,807,896
Net assets at the beginning of year                   1,464,840    1,384,416    12,441,484    5,593,102
                                                     ----------    ---------    ----------   ----------
Net assets at the end of year                        $1,677,748    1,275,178    12,857,934    7,400,998
                                                     ==========    =========    ==========   ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                                    ------------------------------------------
                                                     OPPENHEIMER                  OPPENHEIMER
                                                       CAPITAL     OPPENHEIMER   INTERNATIONAL
                                                    APPRECIATION   HIGH INCOME       GROWTH
                                                    ------------   -----------   -------------
Operations:
   Investment income (loss) - net                       (36,607)    1,485,078        (65,428)
   Net realized gains (losses) on investments           172,017       (15,044)       336,721
   Net change in unrealized appreciation or
      depreciation of investments                       227,571       699,305      1,347,581
                                                     ----------    ----------     ----------
Net increase (decrease) in net assets resulting
   from operations                                      362,981     2,169,339      1,618,874
                                                     ----------    ----------     ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                           799,032     7,973,683      1,237,560
   Contract withdrawals and charges                  (1,053,345)   (1,437,393)    (1,053,154)
   Actuarial adjustments for mortality experience
      on annuities in payment period                         --        (7,642)            --
   Annuity benefit payments                                  --       (43,566)            --
                                                     ----------    ----------     ----------
Increase (decrease) in net assets from contract
   transactions                                        (254,313)    6,485,081        184,406
                                                     ----------    ----------     ----------
Increase (decrease) in net assets                       108,668     8,654,420      1,803,280
Net assets at the beginning of year                   5,339,977    24,423,870      5,809,847
                                                     ----------    ----------     ----------
Net assets at the end of year                         5,448,645    33,078,290      7,613,127
                                                     ==========    ==========     ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                    SEGREGATED SUB-ACCOUNTS
                                                    ------------------------------------------------------
                                                     PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                                    GROWTH AND   INTERNATIONAL        NEW           NEW
                                                      INCOME         GROWTH      OPPORTUNITIES     VALUE
                                                    ----------   -------------   -------------   ---------
Operations:
   Investment income (loss) - net                   $    1,578      (101,389)        (6,315)       (14,489)
   Net realized gains (losses) on investments          117,112       876,461         26,957        357,768
   Net change in unrealized appreciation or
      depreciation of investments                      216,783     2,118,428          6,285        124,296
                                                    ----------    ----------       --------      ---------
Net increase (decrease) in net assets resulting
   from operations                                     335,473     2,893,500         26,927        467,575
                                                    ----------    ----------       --------      ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                          427,146       706,343        135,260        892,653
   Contract withdrawals and charges                   (232,333)   (2,336,285)      (133,074)      (690,895)
   Actuarial adjustments for mortality experience
      on annuities in payment period                        --            12             --             --
   Annuity benefit payments                                 --        (1,372)            --             --
                                                    ----------    ----------       --------      ---------
Increase (decrease) in net assets from contract
   transactions                                        194,813    (1,631,302)         2,186        201,758
                                                    ----------    ----------       --------      ---------
Increase (decrease) in net assets                      530,286     1,262,198         29,113        669,333
Net assets at the beginning of year                  2,132,396    12,022,953        409,320      3,114,875
                                                    ----------    ----------       --------      ---------
Net assets at the end of year                       $2,662,682    13,285,151        438,433      3,784,208
                                                    ==========    ==========       ========      =========

                                                           SEGREGATED SUB-ACCOUNTS
                                                    ------------------------------------
                                                                              VAN KAMPEN
                                                    PUTNAM VT   VAN KAMPEN     STRATEGIC
                                                     VOYAGER      COMSTOCK      GROWTH
                                                    ---------   -----------   ----------
Operations:
   Investment income (loss) - net                     (12,485)      10,331          434
   Net realized gains (losses) on investments          26,564      753,484       18,352
   Net change in unrealized appreciation or
      depreciation of investments                      21,098      385,579       (7,792)
                                                    ---------   ----------     --------
Net increase (decrease) in net assets resulting
   from operations                                     35,177    1,149,394       10,994
                                                    ---------   ----------     --------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                          98,011    1,477,770      165,061
   Contract withdrawals and charges                  (178,675)  (1,387,016)    (149,453)
   Actuarial adjustments for mortality experience
      on annuities in payment period                       --         (162)          --
   Annuity benefit payments                                --         (692)          --
                                                    ---------   ----------     --------
Increase (decrease) in net assets from contract
   transactions                                       (80,664)      89,900       15,608
                                                    ---------   ----------     --------
Increase (decrease) in net assets                     (45,487)   1,239,294       26,602
Net assets at the beginning of year                 1,018,315    7,576,060      400,604
                                                    ---------   ----------     --------
Net assets at the end of year                         972,828    8,815,354      427,206
                                                    =========   ==========     ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                        SEGREGATED SUB-ACCOUNTS
                                                    --------------------------------------------------------------
                                                    VAN KAMPEN                                      WADDELL & REED
                                                    GROWTH AND   WADDELL & REED   WADDELL & REED     INTERNATIONAL
                                                      INCOME        BALANCED          GROWTH            VALUE
                                                    ----------   --------------   --------------   ---------------
Operations:
   Investment income (loss) - net                   $   (5,368)        79,705       (2,249,583)        2,392,941
   Net realized gains (losses) on investments          297,329      2,402,155         (417,223)       25,284,489
   Net change in unrealized appreciation or
      depreciation of investments                      177,071     14,504,521        9,384,959        26,727,647
                                                    ----------    -----------      -----------       -----------
Net increase (decrease) in net assets resulting
   from operations                                     469,032     16,986,381        6,718,153        54,405,077
                                                    ----------    -----------      -----------       -----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                        1,432,402      4,712,601       31,551,309        23,567,171
   Contract withdrawals and charges                   (605,581)   (41,434,457)     (32,755,444)      (31,690,042)
   Actuarial adjustments for mortality experience
      on annuities in payment period                        --         28,274           18,073            (6,172)
   Annuity benefit payments                                 --       (539,577)        (262,301)         (269,279)
                                                    ----------    -----------      -----------       -----------
Increase (decrease) in net assets from contract
   transactions                                        826,821    (37,233,159)      (1,448,364)       (8,398,322)
                                                    ----------    -----------      -----------       -----------
Increase (decrease) in net assets                    1,295,853    (20,246,778)       5,269,789        46,006,755
Net assets at the beginning of year                  2,475,426    192,091,468      176,693,639       198,919,230
                                                    ----------    -----------      -----------       -----------
Net assets at the end of year                       $3,771,279    171,844,690      181,963,428       244,925,985
                                                    ==========    ===========      ===========       ===========

                                                                 SEGREGATED SUB-ACCOUNTS
                                                    ------------------------------------------------
                                                    WADDELL & REED                    WADDELL & REED
                                                       SMALL CAP     WADDELL & REED      MICRO-CAP
                                                        GROWTH           VALUE            GROWTH
                                                    --------------   --------------   --------------
Operations:
   Investment income (loss) - net                     (1,111,364)         406,580         (312,836)
   Net realized gains (losses) on investments          8,030,350        5,129,380          932,719
   Net change in unrealized appreciation or
      depreciation of investments                     (3,755,140)       6,382,930        1,563,126
                                                     -----------      -----------       ----------
Net increase (decrease) in net assets resulting
   from operations                                     3,163,846       11,918,890        2,183,009
                                                     -----------      -----------       ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                          8,009,809       14,790,263        4,307,881
   Contract withdrawals and charges                  (15,786,059)     (14,792,737)      (5,422,700)
   Actuarial adjustments for mortality experience
      on annuities in payment period                       5,384             (673)           1,231
   Annuity benefit payments                             (149,214)        (135,288)         (40,002)
                                                     -----------      -----------       ----------
Increase (decrease) in net assets from contract
   transactions                                       (7,920,080)        (138,435)      (1,153,591)
                                                     -----------      -----------       ----------
Increase (decrease) in net assets                     (4,756,234)      11,780,455        1,029,418
Net assets at the beginning of year                   87,797,909       78,226,417       22,102,445
                                                     -----------      -----------       ----------
Net assets at the end of year                         83,041,675       90,006,872       23,131,863
                                                     ===========      ===========       ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                         SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------------------------------
                                                    WADDELL & REED                    WADDELL & REED   WADDELL & REED
                                                       SMALL CAP     WADDELL & REED        ASSET       INTERNATIONAL
                                                         VALUE         CORE EQUITY       STRATEGY          GROWTH
                                                    --------------   --------------   --------------   --------------
Operations:
   Investment income (loss) - net                    $ 2,886,786          (79,379)         715,086         (113,265)
   Net realized gains (losses) on investments          3,929,731          924,969        9,998,879          351,763
   Net change in unrealized appreciation or
      depreciation of investments                      2,881,907        1,539,320       (4,032,635)       2,308,042
                                                     -----------       ----------       ----------       ----------
Net increase (decrease) in net assets resulting
   from operations                                     9,698,424        2,384,910        6,681,330        2,546,540
                                                     -----------       ----------       ----------       ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                         11,923,965        5,147,257       36,468,227        7,456,508
   Contract withdrawals and charges                   (7,822,571)      (3,105,375)      (4,224,057)      (1,282,600)
   Actuarial adjustments for mortality experience
      on annuities in payment period                       4,667            2,641            3,486              274
   Annuity benefit payments                              (97,282)         (82,972)         (80,730)          (7,296)
                                                     -----------       ----------       ----------       ----------
Increase (decrease) in net assets from contract
   transactions                                        4,008,780        1,961,551       32,166,926        6,166,885
                                                     -----------       ----------       ----------       ----------
Increase (decrease) in net assets                     13,707,204        4,346,461       38,848,256        8,713,425
Net assets at the beginning of year                   61,221,795       14,988,107       27,458,131       10,108,539
                                                     -----------       ----------       ----------       ----------
Net assets at the end of year                        $74,928,999       19,334,568       66,306,387       18,821,964
                                                     ===========       ==========       ==========       ==========

                                                                 SEGREGATED SUB-ACCOUNTS
                                                    ------------------------------------------------
                                                    WADDELL & REED                    WADDELL & REED
                                                       SCIENCE &     WADDELL & REED      DIVIDEND
                                                      TECHNOLOGY          BOND            INCOME
                                                    --------------   --------------   --------------
Operations:
   Investment income (loss) - net                       (306,732)         543,026           1,975
   Net realized gains (losses) on investments          1,236,399          (13,387)        210,046
   Net change in unrealized appreciation or
      depreciation of investments                        199,285         (159,115)        735,494
                                                      ----------       ----------       ---------
Net increase (decrease) in net assets resulting
   from operations                                     1,128,952          370,524         947,515
                                                      ----------       ----------       ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                          7,854,586        8,698,838       3,945,815
   Contract withdrawals and charges                   (2,181,228)        (339,193)       (639,314)
   Actuarial adjustments for mortality experience
      on annuities in payment period                          15               --              --
   Annuity benefit payments                               (1,629)              --              --
                                                      ----------       ----------       ---------
Increase (decrease) in net assets from contract
   transactions                                        5,671,744        8,359,645       3,306,501
                                                      ----------       ----------       ---------
Increase (decrease) in net assets                      6,800,696        8,730,169       4,254,016
Net assets at the beginning of year                   15,714,685        7,278,080       5,422,956
                                                      ----------       ----------       ---------
Net assets at the end of year                         22,515,381       16,008,249       9,676,972
                                                      ==========       ==========       =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                                         SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------------------------------
                                                    WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                         HIGH         LIMITED-TERM         MONEY          MORTGAGE
                                                        INCOME            BOND            MARKET         SECURITIES
                                                    --------------   --------------   --------------   --------------
Operations:
   Investment income (loss) - net                    $ 1,131,082          70,933            98,875          373,265
   Net realized gains (losses) on investments             (4,718)         (7,216)               --           82,110
   Net change in unrealized appreciation or
      depreciation of investments                        140,952           4,289                --           (6,018)
                                                     -----------       ---------        ----------       ----------
Net increase (decrease) in net assets resulting
   from operations                                     1,267,316          68,006            98,875          449,357
                                                     -----------       ---------        ----------       ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                          7,917,531       1,053,942         6,508,345        1,914,905
   Contract withdrawals and charges                     (357,961)       (324,714)       (2,429,789)      (6,330,636)
   Actuarial adjustments for mortality experience
      on annuities in payment period                          --              --                --               --
   Annuity benefit payments                                   --              --                --               --
                                                     -----------       ---------        ----------       ----------
Increase (decrease) in net assets from contract
   transactions                                        7,559,570         729,228         4,078,556       (4,415,731)
                                                     -----------       ---------        ----------       ----------
Increase (decrease) in net assets                      8,826,886         797,234         4,177,431       (3,966,374)
Net assets at the beginning of year                   10,882,992       2,330,119         1,267,807       16,432,550
                                                     -----------       ---------        ----------       ----------
Net assets at the end of year                        $19,709,878       3,127,353         5,445,238       12,466,176
                                                     ===========       =========        ==========       ==========

                                                                 SEGREGATED SUB-ACCOUNTS
                                                    ------------------------------------------------
                                                    WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                      REAL ESTATE    GLOBAL NATURAL       MID CAP
                                                      SECURITIES        RESOURCES         GROWTH
                                                    --------------   --------------   --------------
Operations:
   Investment income (loss) - net                         (5,790)         434,524         (61,548)
   Net realized gains (losses) on investments            398,766          840,070          47,416
   Net change in unrealized appreciation or
      depreciation of investments                      1,882,406        1,263,970         441,372
                                                      ----------       ----------       ---------
Net increase (decrease) in net assets resulting
   from operations                                     2,275,382        2,538,564         427,240
                                                      ----------       ----------       ---------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                          3,535,674       14,342,857       3,777,236
   Contract withdrawals and charges                     (482,947)      (2,674,372)       (266,799)
   Actuarial adjustments for mortality experience
      on annuities in payment period                          --               --              --
   Annuity benefit payments                                   --               --              --
                                                      ----------       ----------       ---------
Increase (decrease) in net assets from contract
   transactions                                        3,052,727       11,668,485       3,510,437
                                                      ----------       ----------       ---------
Increase (decrease) in net assets                      5,328,109       14,207,049       3,937,677
Net assets at the beginning of year                    7,096,518        7,594,590       4,387,548
                                                      ----------       ----------       ---------
Net assets at the end of year                         12,424,627       21,801,639       8,325,225
                                                      ==========       ==========       =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2006

                                                    SEGREGATED SUB-ACCOUNTS
                                                    -----------------------
                                                         WADDELL & REED
                                                            ENERGY*
                                                         --------------
Operations:
   Investment income (loss) - net                          $   (6,967)
   Net realized gains (losses) on investments                 (18,041)
   Net change in unrealized appreciation or
      depreciation of investments                            (126,606)
                                                           ----------
Net increase (decrease) in net assets resulting
   from operations                                           (151,614)
                                                           ----------
Contract transactions (notes 2, 3 and 5):
   Contract purchase payments                               3,068,132
   Contract withdrawals and charges                          (187,445)
   Actuarial adjustments for mortality experience
      on annuities in payment period                               --
   Annuity benefit payments                                        --
                                                           ----------
Increase (decrease) in net assets from contract
   transactions                                             2,880,687
                                                           ----------
Increase (decrease) in net assets                           2,729,073
Net assets at the beginning of period                              --
                                                           ----------
Net assets at the end of period                            $2,729,073
                                                           ==========

* For the period from May 1, 2006 (commencement of operations) to December 31, 2006.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2007 AND 2006

(1)  ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eleven types of contracts consisting of seventy-five segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the seventy-five segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, Alliance Bernstein Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Products Insurance Fund, Franklin Templeton Variable Insurance Products Fund, Ibbotson Funds, Janus Aspen Series, MFS Variable Insurance Trust, Neuberger AMT Funds, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the FIFO basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

RECENT ACCOUNTING PRONOUNCEMENTS

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Account does not expect any changes to its fair valuation procedures for net assets and expects the only impact of this pronouncement will be a new disclosure of methods of fair value.

INVESTMENTS

During the years ended December 31, 2007 and 2006, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                        RECEIVING PORTFOLIO                  DATE MERGED
------------------                      -------------------                  -----------
AIM V.I. Premier Equity Fund            AIM V.I. Core Equity Fund            May 1, 2006
AIM V.I. Aggressive Growth Fund         AIM V.I. Capital Appreciation Fund   May 1, 2006
AIM V.I. Dent Demographic Trends Fund   AIM V.I. Capital Appreciation Fund   November 3, 2006
Waddell & Reed Limited-Term Bond        Waddell & Reed Bond Portfolio        June 4, 2007

During the years ended December 31, 2007 and 2006, several Portfolios changed their name as summarized in the following table:

CURRENT PORTFOLIO                     PRIOR PORTFOLIO NAME
------------------                    --------------------
Credit Suisse Global Small Cap Fund   Credit Suisse Global Post Venture Capital Fund
Franklin Small Mid Cap Growth Fund    Franklin Small Cap Growth Fund
Janus Aspen Forty Portfolio           Janus Aspen Capital Appreciation Portfolio
Van Kampen Emerging Growth Fund       Van Kampen Strategic Growth Fund

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2007 and 2006, contingent deferred sales charges totaled $364,343 and $567,824 respectively.

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2007 and 2006, contingent deferred sales charges totaled $713,174 and $753,617 respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2007 and 2006.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR SERIES:

There are three classes of contracts offered under this series - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05 percent, 1.40 percent, and 1.35 percent, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2007 and 2006.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2007 and 2006, contingent deferred sales charges for all Advisor classes totaled $1,185,261 and $656,514, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2007 and 2006.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2007 and 2006.

     A risk charge in the amount of 2.00 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2007 and 2006.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2007 and 2006.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2007 and 2006.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2007 and 2006, contingent deferred sales charges totaled $281,019 and $170,130, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION LEGEND:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2007 and 2006.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2007 and 2006, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION EXTRA:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2007 and 2006.

A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2007 and 2006, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee ranging from 0.02% to 1.19% of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4)  INVESTMENT TRANSACTIONS

     The Account's purchases of Underlying Funds' shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2007:

Advantus Bond                                                        $41,108,100
Advantus Money Market                                                 49,360,178
Advantus Index 500                                                     6,216,410
Advantus Mortgage Securities                                          12,080,724
Advantus Maturing Government Bond 2010                                   523,832
Advantus International Bond                                           14,630,906
Advantus Index 400 Mid-Cap                                            13,959,062
Advantus Real Estate Securities                                       12,559,442
AIM V.I. Basic Balanced                                                  321,911
AIM V.I. Capital Appreciation                                          2,852,134
AIM V.I. Core Equity                                                     225,764
AIM V.I. Small Cap Equity                                                 17,774
Alliance Bernstein International Value                                   860,304
American Century Income and Growth                                     1,138,453
American Century Ultra                                                 2,761,593
American Century Value                                                13,024,839
American Century VP Inflation Protection                                 290,030
Credit Suisse Global Small Cap                                           951,069
Fidelity VIP Contrafund                                               30,876,116
Fidelity VIP Equity-Income                                            31,569,975
Fidelity VIP Mid-Cap                                                  12,800,074
Fidelity High Income                                                     321,485
Franklin Large Cap Growth Securities                                     520,169
Franklin Mutual Shares Securities                                      6,164,021
Franklin Small Mid Cap                                                 4,062,754
Templeton Developing Markets Securities                               15,234,440
Templeton Global Asset Allocation                                      7,339,897
Franklin Small Cap Value                                                 194,588
Ibbotson Aggressive Growth                                               158,318
Ibbotson Balanced                                                      4,083,315
Ibbotson Conservative                                                     88,821
Ibbotson Growth                                                        1,270,438
Ibbotson Income and Growth                                               724,358
Janus Aspen Balanced                                                   2,613,344
Janus Aspen Forty                                                      9,019,451
Janus Aspen International Growth                                      21,069,878
Janus Aspen Mid Cap Value                                                 14,456
MFS Investors Growth Stock                                             7,609,932
MFS Mid Cap Growth                                                       282,132
MFS New Discovery                                                      1,429,145
MFS Value                                                             15,524,942
Neuberger AMT Socially Responsive                                         12,011
Oppenheimer Capital Appreciation                                       1,014,169
Oppenheimer High Income                                               13,117,197
Oppenheimer Main Street Small Cap                                         10,164

Oppenheimer International Growth                                       1,551,957
Putnam VT Growth and Income                                            1,055,356
Putnam VT International Growth                                         2,988,248
Putnam VT New Opportunities                                              317,116
Putnam VT New Value                                                    1,230,542
Putnam VT Voyager                                                        348,832
Van Kampen Comstock                                                    1,259,571
Van Kampen Strategic Growth                                               93,547
Van Kampen Growth and Income                                             906,613
Van Kampen UIF Emerging Markets Equity                                   568,283
Van Kampen UIF US Mid Cap Value                                            3,000
Waddell & Reed Balanced                                                6,412,896
Waddell & Reed Growth                                                 30,141,740
Waddell & Reed International Value                                    55,364,986
Waddell & Reed Small Cap Growth                                       13,538,570
Waddell & Reed Value                                                  26,422,258
Waddell & Reed Micro-Cap Growth                                        2,187,726
Waddell & Reed Small Cap Value                                        20,074,586
Waddell & Reed Core Equity                                             8,577,686
Waddell & Reed Asset Strategy                                         40,016,675
Waddell & Reed International Growth                                    8,269,098
Waddell & Reed Science & Technology                                   15,137,735
Waddell & Reed Bond                                                   17,738,172
Waddell & Reed Dividend Income                                         5,236,693
Waddell & Reed High Income                                            14,205,023
Waddell & Reed Limited-Term Bond                                         375,402
Waddell & Reed Money Market                                            7,227,701
Waddell & Reed Mortgage Securities                                     7,637,806
Waddell & Reed Real Estate Securities                                  3,649,022
Waddell & Reed Global Natural Resources                               15,306,117
Waddell & Reed Mid Cap Growth                                          3,811,076
Waddell & Reed Energy                                                  2,056,079

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years or periods ended December 31, 2007 and 2006 were as follows:

                                                                SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------
                                                                                                   ADVANTUS
                                                          ADVANTUS      ADVANTUS      ADVANTUS     MATURING
                                            ADVANTUS        MONEY        INDEX        MORTGAGE    GOVERNMENT
                                              BOND         MARKET         500        SECURITIES    BOND 2010
                                          -----------   -----------   -----------   -----------   ----------
Units outstanding at December 31, 2005    101,069,223    30,281,643   108,424,751    70,463,553    2,261,360
      Contract purchase payments           25,264,962    23,699,174     3,340,670     7,563,505      259,512
      Contract terminations, withdrawal
         payments and charges              (8,155,300)  (19,037,204)  (14,913,364)   (9,917,910)    (684,342)
                                          -----------   -----------   -----------   -----------   ----------
Units outstanding at
   December 31, 2006                      118,178,885    34,943,613    96,852,057    68,109,148    1,836,530
      Contract purchase payments           34,967,820    36,590,358     2,873,222    10,173,979      248,328
      Contract terminations, withdrawal
         payments and charges              (7,920,184)  (24,649,001)  (15,205,328)  (10,040,585)  (2,084,858)
                                          -----------   -----------   -----------   -----------   ----------
Units outstanding at December 31, 2007    145,226,521    46,884,970    84,519,951    68,242,542           --
                                          ===========   ===========   ===========   ===========   ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------
                                             ADVANTUS      ADVANTUS      ADVANTUS     AIM V.I.     AIM V.I.
                                          INTERNATIONAL    INDEX 400   REAL ESTATE     BASIC       CAPTIAL
                                               BOND         MID-CAP     SECURITIES    BALANCED   APPRECIATION
                                          -------------   ----------   -----------   ---------   ------------
Units outstanding at December 31, 2005     32,399,967     26,221,295   31,274,752    1,746,447    1,411,637
      Contract purchase payments            8,424,423      6,343,788    4,040,767      193,819    3,153,355
      Contract terminations, withdrawal
         payments and charges              (9,958,323)    (3,946,134)  (4,236,156)    (257,336)    (248,204)
                                           ----------     ----------   ----------    ---------    ---------
Units outstanding at December 31, 2006     30,866,067     28,618,949   31,079,363    1,682,930    4,316,788
      Contract purchase payments           14,079,522      7,266,242    4,775,834      200,430    1,870,335
      Contract terminations, withdrawal
         payments and charges              (3,514,236)    (3,327,223)  (7,641,783)    (247,934)    (785,826)
                                           ----------     ----------   ----------    ---------    ---------
Units outstanding at December 31, 2007     41,431,353     32,557,968   28,213,414    1,635,426    5,401,297
                                           ==========     ==========   ==========    =========    =========

                                                             SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------
                                                                  ALLIANCE       AMERICAN
                                         AIM V.I.    AIM V.I.     BERNSTEIN       CENTURY     AMERICAN
                                           CORE     SMALL CAP   INTERNATIONAL     INCOME       CENTURY
                                          EQUITY      EQUITY        VALUE       AND GROWTH      ULTRA
                                         --------   ---------   -------------   ----------   ----------
Units outstanding at December 31, 2005    556,598        --             --       2,981,827   42,104,257
   Contract purchase payments             127,366        --             --         332,508    9,421,512
   Contract terminations, withdrawal
      payments and charges               (157,044)       --             --        (676,531)  (2,498,622)
                                         --------    ------        -------       ---------   ----------
Units outstanding at December 31, 2006    526,920        --             --       2,637,804   49,027,147
   Contract purchase payments             165,905    18,695        897,830         673,242    2,484,055
   Contract terminations, withdrawal
      payments and charges               (201,451)     (250)       (28,048)       (357,771)  (6,786,694)
                                         --------    ------        -------       ---------   ----------
Units outstanding at December 31, 2007    491,374    18,445        869,782       2,953,275   44,724,508
                                         ========    ======        =======       =========   ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                         ---------------------------------------------------------------------
                                                        AMERICAN       CREDIT
                                          AMERICAN       CENTURY       SUISSE
                                           CENTURY    VP INFLATION     GLOBAL     FIDELITY VIP    FIDELITY VIP
                                            VALUE      PROTECTION     SMALL CAP    CONTRAFUND    EQUITY-INCOME
                                         ----------   ------------   ----------   ------------   -------------
Units outstanding at December 31, 2005   13,037,273           --      4,426,213    48,074,768     82,668,336
   Contract purchase payments            10,072,640           --      1,276,238     9,254,758     11,586,862
   Contract terminations, withdrawal
      payments and charges                 (666,964)          --     (1,860,583)   (5,881,598)    (6,806,470)
                                         ----------      -------     ----------    ----------     ----------
Units outstanding at December 31, 2006   22,442,949           --      3,841,868    51,447,928     87,448,728
   Contract purchase payments             5,665,482      278,312      1,203,411     5,370,581     10,640,209
   Contract terminations, withdrawal
      payments and charges               (1,878,716)        (966)    (2,100,199)   (8,012,831)    (7,656,955)
                                         ----------      -------     ----------    ----------     ----------
Units outstanding at December 31, 2007   26,229,715      277,346      2,945,080    48,805,678     90,431,982
                                         ==========      =======     ==========    ==========     ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------------
                                                                    FRANKLIN
                                                        FIDELITY    LARGE CAP     FRANKLIN
                                         FIDELITY VIP     HIGH       GROWTH     MUTUAL SHARES      FRANKLIN
                                            MID-CAP      INCOME    SECURITIES     SECURITIES    SMALL MID CAP
                                         ------------   --------   ----------   -------------   -------------
Units outstanding at December 31, 2005    30,216,373         --    3,379,885      6,184,292      18,892,758
   Contract purchase payments              3,820,133         --      443,011      2,922,750       2,223,582
   Contract terminations, withdrawal
      payments and charges                (4,054,787)        --     (579,157)      (527,537)     (4,443,958)
                                          ----------    -------    ---------     ----------      ----------
Units outstanding at December 31, 2006    29,981,719         --    3,243,739      8,579,505      16,672,382
   Contract purchase payments              2,724,364    306,383      331,650      3,161,644       2,639,425
   Contract terminations, withdrawal
      payments and charges                (4,406,868)      (149)    (534,437)    (1,286,865)     (3,711,525)
                                          ----------    -------    ---------     ----------      ----------
Units outstanding at December 31, 2007    28,299,215    306,234    3,040,952     10,454,284      15,600,282
                                          ==========    =======    =========     ==========      ==========

                                                             SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------
                                         TEMPLETON
                                         DEVELOPING     TEMPLETON     FRANKLIN    IBBOTSON
                                           MARKETS    GLOBAL ASSET   SMALL CAP   AGGRESSIVE    IBBOTSON
                                         SECURITIES     ALLOCATION     VALUE       GROWTH      BALANCED
                                         ----------   ------------   ---------   ---------------------
Units outstanding at December 31, 2005   20,454,389     7,187,897          --          --            --
   Contract purchase payments             5,952,820     2,137,589          --          --            --
   Contract terminations, withdrawal
      payments and charges               (4,561,034)   (2,140,389)         --          --            --
                                         ----------    ----------     -------     -------     ---------
Units outstanding at December 31, 2006   21,846,175     7,185,097          --          --            --
   Contract purchase payments             4,115,539     1,663,915     211,450     168,164     4,189,236
   Contract terminations, withdrawal
      payments and charges               (6,089,909)   (1,916,563)        (49)        (28)     (170,076)
                                         ----------    ----------     -------     -------     ---------
Units outstanding at December 31, 2007   19,871,805     6,932,449     211,401     168,136     4,019,160
                                         ==========    ==========     =======     =======     =========

                                                            SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------
                                                                    IBBOTSON     JANUS       JANUS
                                            IBBOTSON    IBBOTSON     INCOME      ASPEN       ASPEN
                                          CONSERVATIVE   GROWTH    AND GROWTH   BALANCED     FORTY
                                          ------------  ---------  ----------  ---------  ----------
Units outstanding at
   December 31, 2005                             --            --         --   4,019,004  30,541,441
      Contract purchase
         payments                                --            --         --   2,657,244   5,093,918
      Contract terminations, withdrawal
         payments and charges                    --            --         --    (370,318) (6,643,932)
                                             ------     ---------    -------   ---------  ----------
Units outstanding at
   December 31, 2006                             --            --         --   6,305,930  28,991,427
      Contract purchase
         payments                            88,586     1,312,711    731,678   1,713,806   6,514,403
      Contract terminations, withdrawal
         payments and charges                    (2)       (2,252)    (2,107)   (646,125) (7,027,798)
                                             ------     ---------    -------   ---------  ----------
Units outstanding at
   December 31, 2007                         88,584     1,310,459    729,571   7,373,611  28,478,032
                                             ======     =========    =======   =========  ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------
                                           JANUS ASPEN    JANUS ASPEN       MFS           MFS         MFS
                                          INTERNATIONAL     MID CAP      INVESTORS      MID CAP       NEW
                                             GROWTH          VALUE      GROWTH STOCK     GROWTH    DISCOVERY
                                          -------------   -----------   ------------   ---------   ----------
Units outstanding at
   December 31, 2005                       29,644,222           --       1,250,840     1,031,559    9,303,425
      Contract purchase
         payments                          15,381,679           --         264,643       146,604      605,584
      Contract terminations, withdrawal
         payments and charges              (6,871,151)          --        (159,594)     (239,015)  (1,278,887)
                                           ----------       ------       ---------     ---------   ----------
Units outstanding at
   December 31, 2006                       38,154,750           --       1,355,889       939,148    8,630,122
      Contract purchase
         payments                           8,699,222       14,801       5,268,854       173,752      402,981
      Contract terminations, withdrawal
         payments and charges              (6,608,490)          (1)       (238,930)     (388,544)  (1,357,894)
                                           ----------       ------       ---------     ---------   ----------
Units outstanding at
   December 31, 2007                       40,245,482       14,800       6,385,813       724,356    7,675,209
                                           ==========       ======       =========     =========   ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------
                                                        NEUBERGER
                                                           AMT       OPPENHEIMER                 OPPENHEIMER
                                              MFS       SOCIALLY       CAPITAL     OPPENHEIMER   MAIN STREET
                                             VALUE     RESPONSIVE   APPRECIATION   HIGH INCOME    SMALL CAP
                                          ----------   ----------   ------------   -----------   -----------
Units outstanding at
   December 31, 2005                       4,201,861         --       4,257,576    18,941,350           --
      Contract purchase
         payments                          1,216,496         --         606,057     5,954,635           --
      Contract terminations, withdrawal
         payments and charges               (781,458)        --        (812,758)   (1,130,515)          --
                                          ----------     ------      ----------    ----------       ------
Units outstanding at
   December 31, 2006                       4,636,899         --       4,050,875    23,765,470           --
      Contract purchase
         payments                          8,698,769     12,411         704,668     7,977,955       10,657
      Contract terminations, withdrawal
         payments and charges             (1,070,952)        --      (1,696,202)   (1,985,153)          --
                                          ----------     ------      ----------    ----------       ------
Units outstanding at
   December 31, 2007                      12,264,716     12,411       3,059,341    29,758,272       10,657
                                          ==========     ======      ==========    ==========       ======

                                                                  SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------
                                           OPPENHEIMER     PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                          INTERNATIONAL   GROWTH AND   INTERNATIONAL        NEW           NEW
                                              GROWTH        INCOME         GROWTH      OPPORTUNITIES     VALUE
                                          -------------   ----------   -------------   -------------   ---------
Units outstanding at
   December 31, 2005                        3,431,766     1,628,299      7,919,801        302,714      2,170,683
      Contract purchase
         payments                             655,926       310,462        429,414         90,530        602,135
      Contract terminations, withdrawal
         payments and charges                (586,041)     (172,203)    (1,400,712)       (94,222)      (474,369)
                                            ---------     ---------     ----------        -------      ---------
Units outstanding at
   December 31, 2006                        3,501,651     1,766,558      6,948,503        299,022      2,298,449
      Contract purchase
         payments                             689,348       407,765        505,180        194,641        502,691
      Contract terminations, withdrawal
         payments and charges                (942,401)     (357,199)    (1,153,701)       (74,207)      (425,957)
                                            ---------     ---------     ----------        -------      ---------
Units outstanding at
   December 31, 2007                        3,248,598     1,817,124      6,299,982        419,456      2,375,183
                                            =========     =========     ==========        =======      =========

                                                              SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------
                                                                                              VAN KAMPEN
                                                                   VAN KAMPEN   VAN KAMPEN   UIF EMERGING
                                          PUTNAM VT   VAN KAMPEN    STRATEGIC   GROWTH AND      MARKETS
                                           VOYAGER     COMSTOCK      GROWTH       INCOME        EQUITY
                                          ---------   ----------   ----------   ----------   ------------
Units outstanding at
   December 31, 2005                       865,041     5,174,873     299,039    1,668,652           --
      Contract purchase
         payments                           82,451       969,414     122,901      930,107           --
      Contract terminations, withdrawal
         payments and charges             (161,048)     (893,182)   (107,282)    (380,095)          --
                                          --------    ----------    --------    ---------      -------
Units outstanding at
   December 31, 2006                       786,444     5,251,105     314,658    2,218,664           --
      Contract purchase
         payments                          259,393       581,368      65,797      416,635      569,885
      Contract terminations, withdrawal
         payments and charges             (339,842)   (1,296,670)   (236,827)    (283,663)      (9,469)
                                          --------    ----------    --------    ---------      -------
Units outstanding at
   December 31, 2007                       705,995     4,535,803     143,628    2,351,636      560,416
                                          ========    ==========    ========    =========      =======

                                                                      SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------
                                          VAN KAMPEN
                                            UIF US                                       WADDELL & REED   WADDELL & REED
                                            MID CAP    WADDELL & REED   WADDELL & REED   INTERNATIONAL       SMALL CAP
                                             VALUE        BALANCED          GROWTH           VALUE            GROWTH
                                          ----------   --------------   --------------   --------------   --------------
Units outstanding at
   December 31, 2005                            --       67,925,793       83,103,450       84,552,153       46,104,272
      Contract purchase
         payments                               --        3,208,510       26,079,237       12,324,420        5,735,846
      Contract terminations, withdrawal
         payments and charges                   --      (13,133,695)     (12,282,148)     (10,364,775)      (7,517,825)
                                             -----      -----------      -----------      -----------       ----------
Units outstanding at
   December 31, 2006                            --       58,000,608       96,900,539       86,511,798       44,322,293
      Contract purchase
         payments                            3,000        2,903,798       19,252,511       13,651,968        3,988,595
      Contract terminations, withdrawal
         payments and charges                   --      (10,456,514)     (12,595,109)      (9,740,963)      (7,207,825)
                                             -----      -----------      -----------       ----------       ----------
Units outstanding at
   December 31, 2007                         3,000       50,447,892      103,557,941       90,422,803       41,103,063
                                             =====      ===========      ===========       ==========       ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------
                                                         WADDELL & REED  WADDELL & REED                  WADDELL & REED
                                         WADDELL & REED     MICRO-CAP       SMALL CAP    WADDELL & REED       ASSET
                                              VALUE          GROWTH          VALUE         CORE EQUITY      STRATEGY
                                         --------------  --------------  --------------  --------------  --------------
Units outstanding at
   December 31, 2005                       45,637,820      13,625,768      37,056,963      14,310,373      19,144,029
      Contract purchase
         payments                          11,808,692       2,573,889       7,813,320       4,040,434      22,456,512
      Contract terminations, withdrawal
         payments and charges              (7,520,445)     (3,076,087)     (4,230,757)     (2,765,733)     (2,686,173)
                                           ----------      ----------      ----------      ----------      ----------
Units outstanding at
   December 31, 2006                       49,926,067      13,123,570      40,639,526      15,585,074      38,914,368
      Contract purchase
         payments                          13,885,263       1,325,385      10,864,181       4,515,058      17,716,342
      Contract terminations, withdrawal
         payments and charges              (5,911,215)     (2,523,333)     (4,232,386)     (2,779,671)     (4,447,657)
                                           ----------      ----------      ----------      ----------      ----------
Units outstanding at
   December 31, 2007                       57,900,115      11,925,622      47,271,321      17,320,461      52,183,053
                                           ==========      ==========      ==========      ==========      ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------
                                         WADDELL & REED  WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                          INTERNATIONAL    SCIENCE &     WADDELL & REED     DIVIDEND          HIGH
                                             GROWTH        TECHNOLOGY         BOND           INCOME          INCOME
                                         --------------  --------------  --------------  --------------  --------------
Units outstanding at
   December 31, 2005                        7,476,234      11,385,674      7,049,914       4,462,148       10,011,438
      Contract purchase
         payments                           5,102,131       5,486,149      8,359,930       3,002,363        6,993,425
      Contract terminations, withdrawal
         payments and charges                (868,508)     (1,549,467)      (348,241)       (508,862)        (355,060)
                                           ----------      ----------     ----------       ---------       ----------
Units outstanding at
   December 31, 2006                       11,709,857      15,322,356     15,061,603       6,955,649       16,649,803
      Contract purchase
         payments                           4,415,825       5,328,375     15,595,305       3,434,807        9,964,419
      Contract terminations, withdrawal
         payments and charges              (1,597,556)     (1,429,132)      (428,345)       (612,631)        (523,066)
                                           ----------      ----------     ----------       ---------       ----------
Units outstanding at
   December 31, 2007                       14,528,126      19,221,599     30,228,563       9,777,825       26,091,156
                                           ==========      ==========     ==========       =========       ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------
                                         WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED  WADDELL & REED
                                          LIMITED-TERM        MONEY         MORTGAGE       REAL ESTATE   GLOBAL NATURAL
                                              BOND           MARKET        SECURITIES      SECURITIES       RESOURCES
                                         --------------  --------------  --------------  --------------  --------------
Units outstanding at
   December 31, 2005                        2,302,898       1,255,883      15,654,716      4,922,247        6,075,228
      Contract purchase
         payments                           1,031,347       6,348,919       1,802,051      2,102,670        9,888,134
      Contract terminations, withdrawal
         payments and charges                (323,913)     (2,369,309)     (5,980,053)      (316,528)      (1,876,968)
                                           ----------      ----------      ----------      ---------       ----------
Units outstanding at
   December 31, 2006                        3,010,332       5,235,493      11,476,714      6,708,389       14,086,394
      Contract purchase
         payments                             285,235       6,595,202       6,646,600      1,774,353        6,756,748
      Contract terminations, withdrawal
         payments and charges              (3,295,567)     (2,476,076)     (5,388,491)      (529,844)      (1,244,882)
                                           ----------      ----------      ----------      ---------       ----------
Units outstanding at
   December 31, 2007                               --       9,354,619      12,734,823      7,952,898       19,598,260
                                           ==========      ==========      ==========      =========       ==========

                                             SEGREGATED SUB-ACCOUNTS
                                         ------------------------------
                                         WADDELL & REED
                                             MID CAP     WADDELL & REED
                                             GROWTH          ENERGY
                                         --------------  --------------
Units outstanding at
   December 31, 2005                       3,647,055              --
      Contract purchase
         payments                          3,032,736       3,160,321
      Contract terminations, withdrawal
         payments and charges               (224,597)       (207,661)
                                           ---------       ---------
Units outstanding at
   December 31, 2006                       6,455,194       2,952,660
      Contract purchase
         payments                          2,620,830       1,753,725
      Contract terminations, withdrawal
         payments and charges               (352,522)       (312,614)
                                           ---------       ---------
Units outstanding at
   December 31, 2007                       8,723,502       4,393,771
                                           =========       =========

                        VARIABLE ANNUITY ACCOUNT
                      NOTES TO FINANCIAL STATEMENTS

(6)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004, and 2003 is as follows:

                                              AT DECEMBER 31                         FOR THE YEARS ENDED DECEMBER 31
                                 --------------------------------------  ---------------------------------------------------
                                                UNIT FAIR                                                   TOTAL RETURN***
                                    UNITS     VALUE LOWEST                 INVESTMENT    EXPENSE RATIO**         LOWEST
                                 OUTSTANDING   TO HIGHEST   NET ASSETS   INCOME RATIO*  LOWEST TO HIGHEST      TO HIGHEST
                                 -----------  ------------  -----------  -------------  -----------------  -----------------
Advantus Bond
   2007                          145,226,521  0.99 to 3.86  208,541,053       0.00%       0.15% to 2.70%      -0.70% to 2.14%
   2006                          118,178,885  1.05 to 3.78  182,325,693       0.00%       0.15% to 2.65%       1.93% to 4.50%
   2005                          101,069,223  1.03 to 3.62  167,438,312       0.00%       0.15% to 2.65%      -0.23% to 2.29%
   2004                           83,732,102  1.03 to 3.54  157,322,817       0.00%       0.15% to 2.65%       2.23% to 4.82%
   2003                           71,541,800  1.01 to 3.38  150,703,416       0.00%       0.15% to 2.65%      -1.78% to 5.19%

Advantus Money Market
   2007                           46,884,970  1.00 to 2.33   60,232,879       4.49%       0.15% to 2.70%       1.58% to 4.48%
   2006                           34,943,613  0.99 to 2.23   44,361,121       4.31%       0.15% to 2.65%       1.67% to 4.23%
   2005                           30,281,643  0.97 to 2.14   38,026,666       2.43%       0.15% to 2.65%      -0.22% to 2.29%
   2004                           25,261,147  0.98 to 2.09   34,035,324       0.74%       0.15% to 2.65%       -1.88% to .60%
   2003                           30,177,525  0.99 to 2.08   43,250,792       0.63%       0.15% to 2.65%       -0.89% to .46%

Advantus Index 500
   2007                           84,519,951  1.07 to 6.22  223,928,815       0.00%       0.15% to 2.65%       1.95% to 4.87%
   2006                           96,852,057  1.03 to 5.93  247,358,600       0.00%       0.15% to 2.65%     12.23% to 15.06%
   2005                          108,424,751  0.91 to 5.15  251,778,154       0.00%       0.15% to 2.65%       1.71% to 4.27%
   2004                          117,201,628  0.88 to 4.94  274,490,110       0.00%       0.15% to 2.65%      7.51% to 10.23%
   2003                          105,250,773  0.81 to 4.48  245,642,588       0.00%       0.15% to 1.95%      5.75% to 32.02%

Advantus Mortgage Securities
   2007                           68,242,542  0.99 to 4.18  114,619,534       0.00%       0.15% to 2.70%       0.18% to 3.04%
   2006                           68,109,148  1.06 to 4.06  121,145,065       0.00%       0.15% to 2.40%       2.85% to 5.19%
   2005                           70,463,553  1.03 to 3.86  129,479,133       0.00%       0.15% to 2.40%       0.20% to 2.73%
   2004                           70,069,365  1.03 to 3.76  138,001,443       0.00%       0.15% to 2.40%       2.07% to 4.65%
   2003                           73,502,901  1.10 to 3.59  151,561,342       0.00%       0.15% to 2.40%      -0.18% to 4.00%

Advantus Maturing Government
   Bond 2010
   2007 (g)                               --            --           --       0.00%       0.15% to 1.40%       1.43% to 2.70%
   2006                            1,836,530  1.44 to 2.47    3,920,598       0.00%       0.15% to 1.40%        -.94% to .30%
   2005                            2,261,360  1.45 to 2.46    4,859,126       0.00%       0.15% to 1.40%      -1.41% to -.17%
   2004                            3,196,445  1.47 to 2.46    6,710,156       0.00%       0.15% to 1.40%       1.88% to 3.16%
   2003                            3,717,234  1.44 to 2.39    7,647,073       0.00%       0.15% to 1.40%       1.33% to 2.60%

Advantus International Bond
   2007                           41,431,353  1.03 to 1.71   53,588,882       0.00%       0.15% to 2.70%       6.23% to 9.27%
   2006                           30,866,067  0.94 to 1.57   39,801,116       0.00%       0.15% to 2.30%       1.63% to 3.83%
   2005                           32,399,967  0.92 to 1.51   43,877,149       0.00%       0.15% to 2.20%    -11.29% to -9.04%
   2004                           32,253,680  1.46 to 1.66   49,268,412       0.00%       0.15% to 1.40%      9.88% to 11.26%
   2003                           39,542,742  1.33 to 1.49   54,896,928       0.00%       0.15% to 1.40%     18.58% to 20.07%

Advantus Index 400 Mid-Cap
   2007                           32,557,968  1.01 to 2.65   65,303,332       0.00%       0.15% to 2.70%       4.30% to 7.28%
   2006                           28,618,949  1.40 to 2.47   54,924,496       0.00%       0.15% to 2.65%       6.92% to 9.62%
   2005                           26,221,295  1.31 to 2.25   47,378,374       0.00%       0.15% to 2.65%      9.04% to 11.79%
   2004                           21,892,766  1.20 to 2.02   36,571,393       0.00%       0.15% to 2.65%      12.7% to 15.56%
   2003                           17,526,754  1.07 to 1.74   26,607,076       0.00%       0.15% to 2.65%      0.61% to 40.43%

Advantus Real Estate Securities
   2007                           28,213,414  0.94 to 3.02   68,749,309       0.00%       0.15% to 2.70%   -18.22% to -15.89%
   2006                           31,079,363  1.93 to 3.64   93,072,931       0.00%       0.15% to 2.65%     27.23% to 30.44%
   2005                           31,274,752  1.52 to 2.82   73,377,688       0.00%       0.15% to 2.65%      8.19% to 10.92%
   2004                           30,121,583  1.40 to 2.58   65,607,398       0.00%       0.15% to 2.65%     31.98% to 35.32%
   2003                           26,986,325  1.06 to 1.93   45,304,358       0.00%       0.15% to 2.65%      2.50% to 46.58%

AIM V.I. Basic Balanced
   2007                            1,635,426  1.18 to 1.36    2,150,503       2.81%       1.20% to 2.20%      -1.04% to 0.72%
   2006                            1,682,930  1.17 to 1.35    2,198,381       1.70%       1.20% to 2.20%       7.87% to 8.95%
   2005                            1,746,447  1.08 to 1.24    2,094,513       1.23%       1.20% to 2.20%       2.26% to 3.75%
   2004                            1,835,844  1.04 to 1.19    2,125,161       1.58%       1.20% to 2.05%       4.44% to 5.96%
   2003                            1,242,447   .99 to 1.12    1,337,297       2.73%       1.20% to 1.95%      0.58% to 14.61%

                                                      AT DECEMBER 31                    FOR THE YEARS ENDED DECEMBER 31
                                         ---------------------------------------  -------------------------------------------------
                                                        UNIT FAIR                                    EXPENSE             TOTAL
                                            UNITS      VALUE LOWEST                 INVESTMENT   RATIO** LOWEST    RETURN*** LOWEST
                                         OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*    TO HIGHEST          TO HIGHEST
                                         -----------  -------------  -----------  -------------  --------------  ------------------
AIM V.I. Capital Appreciation
   2007                                   5,401,297    1.29 to 1.68    8,887,199      0.00%      1.20% to 2.40%     8.47% to 10.39%
   2006                                   4,316,788    1.17 to 1.52    6,368,765      0.00%      1.20% to 2.15%      6.69% to 7.71%
   2005                                   1,411,637    1.09 to 1.41    1,846,022      0.00%      1.20% to 2.05%      2.77% to 4.27%
   2004                                   1,263,093    1.05 to 1.36    1,550,204      0.00%      1.20% to 1.80%     8.55% to 10.14%
   2003                                     823,185     .95 to 1.24      884,176      0.00%      1.20% to 1.70%    15.08% to 33.76%

AIM V.I. Core Equity
   2007                                     491,374    1.24 to 1.54      681,079      0.91%      1.20% to 2.05%      4.72% to 6.58%
   2006                                     526,920    1.16 to 1.45      680,362      1.31%      1.20% to 2.05%    12.65% to 13.61%
   2005                                     556,598    1.02 to 1.27      633,520      0.66%      1.20% to 1.85%      2.62% to 4.11%
   2004                                     533,883     .99 to 1.22      580,517      0.33%      1.20% to 1.80%      2.73% to 4.23%
   2003                                     521,022     .95 to 1.18      519,608      0.26%      1.20% to 1.70%     4.70% to 33.29%

AIM V.I. Small Cap Equity
   2007 (a)                                  18,445   0.92 to 0.92        17,012      0.00%      1.20% to 1.35%    -8.12% to -7.77%

Alliance Bernstein International Value
   2007 (a)                                 869,782    0.92 to 0.92      801,533      0.00%      1.20% to 2.45%    -8.21% to -7.85%

American Century Income and Growth
   2007                                   2,953,275    1.35 to 1.58    4,507,503      1.52%      1.20% to 2.05%    -3.35% to -1.63%
   2006                                   2,637,804    1.37 to 1.61    4,071,559      1.61%      1.20% to 2.40%    14.05% to 15.42%
   2005                                   2,981,827    1.20 to 1.41    4,008,703      1.72%      1.20% to 2.40%      1.79% to 3.27%
   2004                                   3,246,113    1.16 to 1.37    4,215,839      1.04%      1.20% to 2.40%     9.63% to 11.23%
   2003                                   2,166,069    1.04 to 1.23    2,504,905      0.88%      1.20% to 2.30%     2.59% to 40.15%

American Century Ultra
   2007                                  44,724,508    1.22 to 1.49   65,262,845      0.00%      1.20% to 2.65%    17.31% to 19.39%
   2006                                  49,027,147    1.02 to 1.24   59,948,454      0.00%      1.20% to 2.65%    -5.91% to -4.54%
   2005                                  42,104,257    1.07 to 1.30   53,707,834      0.00%      1.20% to 2.65%      -0.68% to .76%
   2004                                  30,147,276    1.07 to 1.29   37,869,128      0.00%      1.20% to 2.65%      7.70% to 9.27%
   2003                                  13,840,021     .98 to 1.18   15,411,423      0.00%      1.20% to 2.65%     1.54% to 36.68%

American Century Value

   2007                                  26,229,715    1.32 to 1.58   41,139,485      1.33%      1.20% to 2.40%    -8.08% to -6.44%
   2006                                  22,442,949    1.43 to 1.69   37,453,827      0.97%      1.20% to 2.40%    15.66% to 17.05%
   2005                                  13,037,273    1.24 to 1.45   18,425,516      0.54%      1.20% to 2.40%      2.12% to 3.61%
   2004                                   5,913,385    1.21 to 1.40    7,935,867      0.63%      1.20% to 2.40%    11.19% to 12.81%
   2003                                   2,437,616    1.10 to 1.24    2,802,907      0.76%      1.20% to 1.90%     0.12% to 28.31%

American Century VP Inflation Protection
   2007 (a)                                 277,346    1.05 to 1.05      290,589      0.87%      1.20% to 2.15%      4.37% to 4.77%

Credit Suisse Global Small Cap
   2007                                   2,945,080      .70 to .77    2,105,030      0.00%      0.15% to 1.40%    -5.30% to -4.10%
   2006                                   3,841,868      .74 to .80    2,884,479      0.00%      0.15% to 1.40%    11.63% to 13.03%
   2005                                   4,426,213      .66 to .71    2,966,300      0.00%      0.15% to 1.40%    14.53% to 15.97%
   2004                                   4,275,603      .58 to .61    2,493,440      0.00%      0.15% to 1.40%    16.35% to 17.81%
   2003                                   4,156,371      .50 to .52    2,080,388      0.00%      0.15% to 1.40%    45.61% to 47.44%

Fidelity VIP Contrafund

   2007                                  48,805,678    1.07 to 2.09   86,667,665      0.74%      0.15% to 2.70%    13.87% to 17.13%
   2006                                  51,447,928    1.31 to 1.81   76,957,469      1.04%      0.15% to 2.65%     8.53% to 11.27%
   2005                                  48,074,768    1.19 to 1.64   63,536,106      0.12%      0.15% to 2.65%    13.61% to 16.47%
   2004                                  41,197,786    1.04 to 1.42   45,868,903      0.20%      0.15% to 2.05%    12.15% to 14.99%
   2003                                  36,031,753     .91 to 1.25   34,087,961      0.28%      0.15% to 1.40%     1.68% to 32.40%

Fidelity VIP Equity-Income
   2007                                  90,431,982    0.97 to 1.67  146,206,707      1.69%      0.15% to 2.70%     -1.69% to 1.12%
   2006                                  87,448,728    1.41 to 1.67  140,581,409      3.47%      0.15% to 2.65%    16.80% to 19.75%
   2005                                  82,668,336    1.21 to 1.43  111,538,045      1.33%      0.15% to 2.65%      2.82% to 5.41%
   2004                                  71,887,242    1.17 to 1.38   92,070,458      1.19%      0.15% to 2.65%     8.32% to 11.07%
   2003                                  49,847,420    1.08 to 1.26   56,712,063      1.56%      0.15% to 2.65%     6.27% to 35.70%

Fidelity VIP Mid-Cap
   2007                                  28,299,215    1.90 to 2.83   71,686,578      0.60%      0.15% to 2.40%    11.97% to 15.16%
   2006                                  29,981,719    1.69 to 2.46   66,839,831      0.17%      0.15% to 2.40%     9.74% to 12.23%
   2005                                  30,216,373    1.54 to 2.19   60,869,243      0.00%      0.15% to 2.40%    14.94% to 17.84%
   2004                                  27,269,555    1.33 to 1.86   47,319,868      0.00%      0.15% to 2.40%    21.40% to 24.47%
   2003                                  22,706,315    1.10 to 1.49   32,189,299      0.28%      0.15% to 2.05%     2.26% to 42.43%

                                                           AT DECEMBER 31               FOR THE YEARS ENDED DECEMBER 31
                                           -------------------------------------   ------------------------------------------------
                                                         UNIT FAIR                                  EXPENSE             TOTAL
                                             UNITS      VALUE LOWEST                INVESTMENT    RATIO** LOWEST   RETURN*** LOWEST
                                           OUTSTANDING   TO HIGHEST   NET ASSETS   INCOME RATIO*   TO HIGHEST         TO HIGHEST
                                           -----------  ------------  ----------   -------------  --------------   ----------------
Fidelity High Income

   2007 (a)                                  306,234            0.98     301,164      12.47%      1.20% to 1.70%   -2.04% to -1.66%

Franklin Large Cap Growth Securities
   2007                                    3,040,952    1.23 to 1.46   4,340,490      0.73%       1.20% to 2.35%     3.12% to 4.96%
   2006                                    3,243,739    1.19 to 1.39   4,410,887      0.77%       1.20% to 2.05%     8.65% to 9.58%
   2005                                    3,379,885    1.09 to 1.27   4,187,619      0.59%       1.20% to 2.05%    -1.58% to -.14%
   2004                                    2,468,768    1.09 to 1.28   3,029,945      0.44%       1.20% to 2.05%     5.11% to 6.65%
   2003                                    1,086,252    1.03 to 1.20   1,202,608      0.56%       1.20% to 2.05%    3.27% to 31.13%

Franklin Mutual Shares Securities
   2007                                   10,454,284    1.49 to 1.77  17,767,090      1.40%       1.20% to 2.40%     0.45% to 2.24%
   2006                                    8,579,505    1.47 to 1.73  14,165,241      2.05%       1.20% to 2.40%   15.58% to 16.97%
   2005                                    6,184,292    1.26 to 1.48   8,646,972      1.22%       1.20% to 2.40%     7.67% to 9.24%
   2004                                    4,755,013    1.16 to 1.35   6,043,249      0.71%       1.20% to 2.40%    9.69% to 11.29%
   2003                                    2,444,129    1.04 to 1.21   2,752,836      1.01%       1.20% to 1.95%    3.00% to 23.41%

Franklin Small Mid Cap
   2007                                   15,600,282     .85 to 1.75  16,527,737      0.00%       0.15% to 2.35%    7.99% to 11.07%
   2006                                   16,672,382     .78 to 1.60  15,637,059      0.00%       0.15% to 2.20%     6.33% to 8.53%
   2005                                   18,892,758     .73 to 1.49  16,169,125      0.00%       0.15% to 2.30%     2.06% to 4.63%
   2004                                   21,040,489     .70 to 1.45  17,040,295      0.00%       0.15% to 2.30%    8.56% to 11.31%
   2003                                   19,650,970     .64 to 1.32  13,489,461      0.00%       0.15% to 2.20%   -0.91% to 42.62%

Templeton Developing Markets Securities
   2007                                   19,871,805    1.85 to 3.66  54,324,925      2.26%       0.15% to 2.50%   25.02% to 28.59%
   2006                                   21,846,175    1.46 to 2.88  45,996,199      1.10%       0.15% to 2.40%   25.06% to 27.90%
   2005                                   20,454,389    1.15 to 2.27  32,568,213      1.26%       0.15% to 2.40%   24.11% to 27.24%
   2004                                   15,847,356     .92 to 1.81  18,501,110      1.86%       0.15% to 2.40%   21.45% to 24.52%
   2003                                   14,599,010     .74 to 1.47  12,919,582      1.13%       0.15% to 2.40%    3.10% to 52.76%

Templeton Global Asset Allocation
   2007                                    6,932,449    1.59 to 1.75  11,299,506      17.51%      0.15% to 1.40%     8.42% to 9.80%
   2006                                    7,185,097    1.47 to 1.59  10,724,011      6.94%       0.15% to 1.40%   19.43% to 20.93%
   2005                                    7,187,897    1.23 to 1.32   8,922,125      3.88%       0.15% to 1.40%     2.12% to 3.40%
   2004                                    6,373,731    1.20 to 1.27   7,720,719      2.83%       0.15% to 1.40%   14.11% to 15.54%
   2003                                    5,653,902    1.05 to 1.10   5,985,105      2.56%       0.15% to 1.40%   30.12% to 31.76%

Franklin Small Cap Value
   2007 (a)                                  211,401    0.91 to 0.91     192,513      0.00%       1.20% to 1.70%   -9.29% to -8.94%

Ibbotson Aggressive Growth
   2007 (a)                                  168,136    0.94 to 0.94     157,968      0.00%       1.20% to 2.05%   -6.40% to -6.04%

Ibbotson Balanced
   2007 (a)                                4,019,160    0.97 to 0.97   3,909,238      0.00%       1.20% to 1.85%   -3.11% to -2.74%

Ibbotson Conservative
   2007 (a)                                   88,584    1.01 to 1.01      89,562      0.00%       1.20% to 1.50%     0.71% to 1.10%

Ibbotson Growth
   2007 (a)                                1,310,459    0.95 to 0.95   1,245,414      0.00%       1.20% to 2.70%   -5.33% to -4.97%

Ibbotson Income and Growth
   2007 (a)                                  729,571    0.99 to 0.99     722,107      0.00%       1.20% to 2.20%   -1.41% to -1.03%

Janus Aspen Balanced
   2007                                    7,373,611    1.34 to 1.50  10,957,551      2.36%       1.20% to 2.40%     7.06% to 8.96%
   2006                                    6,305,930    1.24 to 1.38   8,590,996      2.16%       1.20% to 2.40%     7.80% to 9.10%
   2005                                    4,019,004    1.15 to 1.26   4,992,986      2.27%       1.20% to 2.40%     4.85% to 6.38%
   2004                                    2,949,680    1.10 to 1.19   3,424,942      2.61%       1.20% to 2.40%     5.64% to 7.00%
   2003                                    1,982,696    1.03 to 1.11   2,116,520      2.02%       1.20% to 1.90%    3.20% to 12.14%

Janus Aspen Forty
   2007                                   28,478,032    1.14 to 2.15  39,713,870      0.18%       0.15% to 2.50%   32.64% to 36.43%
   2006                                   28,991,427     .85 to 1.61  28,229,563      0.14%       0.15% to 2.40%     6.54% to 8.95%
   2005                                   30,541,441     .79 to 1.50  26,733,562      0.01%       0.15% to 2.40%    9.62% to 12.39%
   2004                                   28,087,494     .71 to 1.35  21,035,361      0.03%       0.15% to 2.40%   14.88% to 17.79%
   2003                                   30,071,564     .61 to 1.16  18,698,614      0.24%       0.15% to 1.80%    5.11% to 20.06%

                                                    AT DECEMBER 31                       FOR THE YEARS ENDED DECEMBER 31
                                    -----------------------------------------   -------------------------------------------------

                                                  UNIT FAIR                                      EXPENSE
                                      UNITS      VALUE LOWEST                  INVESTMENT     RATIO** LOWEST      TOTAL RETURN***
                                   OUTSTANDING    TO HIGHEST     NET ASSETS   INCOME RATIO*     TO HIGHEST      LOWEST TO HIGHEST
                                 -------------  --------------  ------------  --------------  ----------------  -----------------
Janus Aspen International Growth
   2007                             40,245,482   1.12 to 3.67   100,344,367        0.46%        0.15% to 2.70%    24.28% to 27.83%
   2006                             38,154,750   1.33 to 2.98    70,769,139        1.92%        0.15% to 2.40%    43.16% to 46.41%
   2005                             29,644,222    .92 to 2.06    35,317,388        1.14%        0.15% to 2.40%    28.50% to 31.74%
   2004                             26,616,625    .70 to 1.58    21,631,914        0.88%        0.15% to 2.40%    15.58% to 18.51%
   2003                             26,182,042    .60 to 1.35    16,205,018        0.98%        0.15% to 1.90%     4.61% to 34.33%

Janus Aspen Mid Cap Value
   2007 (a)                             14,800   0.95 to 0.95        14,020        2.06%        1.20% to 1.45%    -5.63% to -5.27%

MFS Investors Growth Stock
   2007                              6,385,813   1.04 to 1.48     9,310,158        0.04%        1.20% to 2.70%      7.78% to 9.69%
   2006                              1,355,889   1.11 to 1.35     1,677,748        0.00%        1.20% to 2.20%      4.98% to 6.03%
   2005                              1,250,840   1.05 to 1.28     1,464,840        0.14%        1.20% to 1.85%      1.51% to 2.99%
   2004                              1,267,606   1.02 to 1.24     1,434,981        0.00%        1.20% to 1.85%      6.13% to 7.68%
   2003                              1,418,331    .95 to 1.15     1,462,824        0.00%        1.20% to 1.90%     0.11% to 20.90%

MFS Mid Cap Growth
   2007                                724,356   1.19 to 1.62     1,056,931        0.00%        1.20% to 2.15%      6.31% to 8.20%
   2006                                939,148   1.10 to 1.49     1,275,178        0.00%        1.20% to 2.15%      0.13% to 1.08%
   2005                              1,031,559   1.09 to 1.48     1,384,416        0.00%        1.20% to 2.15%      0.17% to 1.63%
   2004                              1,228,768   1.08 to 1.45     1,612,515        0.00%        1.20% to 2.15%    11.39% to 13.01%
   2003                               828,565     .96 to 1.29       933,083        0.00%        1.20% to 1.85%    -0.17% to 34.71%

MFS New Discovery
   2007                              7,675,209   1.18 to 1.58    11,537,308        0.00%        1.20% to 2.65%     -0.74% to 1.02%
   2006                              8,630,122   1.18 to 1.56    12,857,934        0.00%        1.20% to 2.65%     9.91% to 11.52%
   2005                              9,303,425   1.07 to 1.40    12,441,484        0.00%        1.20% to 2.65%      2.29% to 3.78%
   2004                              9,067,451   1.03 to 1.35    11,635,163        0.00%        1.20% to 2.65%      3.43% to 4.94%
   2003                              5,017,186    .98 to 1.29     5,858,375        0.00%        1.20% to 2.65%    -0.73% to 31.85%

MFS Value
   2007                             12,264,716   1.03 to 1.80    21,698,162        0.58%        1.20% to 2.70%      4.45% to 6.30%
   2006                              4,636,899   1.45 to 1.72     7,400,998        1.58%        1.20% to 2.20%    17.89% to 19.07%
   2005                              4,201,861   1.22 to 1.45     5,593,102        2.78%        1.20% to 2.30%      3.69% to 5.20%
   2004                              3,064,606   1.16 to 1.38     3,845,989        1.95%        1.20% to 2.05%    11.82% to 13.46%
   2003                              2,148,341   1.02 to 1.22     2,327,459        0.15%        1.20% to 1.90%     0.28% to 22.98%

Neuberger AMT Socially Responsive
   2007 (a)                             12,411           0.96        11,969        0.01%                 1.20%              -3.54%

Oppenheimer Capital Appreciation
   2007                              3,059,341   1.31 to 1.60     4,622,217        0.01%        1.20% to 2.40%    10.53% to 12.49%
   2006                              4,050,875   1.17 to 1.42     5,448,645        0.19%        1.20% to 2.40%      5.13% to 6.40%
   2005                              4,257,576   1.10 to 1.34     5,339,977        0.69%        1.20% to 2.40%      2.13% to 3.61%
   2004                              4,037,186   1.06 to 1.29     4,766,235        0.20%        1.20% to 2.40%      3.83% to 5.34%
   2003                              2,307,305   1.01 to 1.23     2,499,721        0.24%        1.20% to 2.20%     1.20% to 28.88%

Oppenheimer High Income
   2007                             29,758,272   0.99 to 1.38    40,749,362        6.35%        1.20% to 2.70%    -3.38% to -1.66%
   2006                             23,765,470   1.15 to 1.40    33,078,290        6.63%        1.20% to 2.65%      6.38% to 7.93%
   2005                             18,941,350   1.09 to 1.30    24,423,870        5.55%        1.20% to 2.65%      -0.66% to .79%
   2004                             13,310,080   1.09 to 1.29    16,999,974        4.97%        1.20% to 2.65%      5.89% to 7.43%
   2003                              6,600,255   1.03 to 1.20     7,815,040        6.05%        1.20% to 2.65%     0.21% to 22.08%

Oppenheimer Main Street Small Cap
   2007 (a)                             10,657           0.91         9,661        0.00%                 1.20%              -9.31%

Oppenheimer International Growth
   2007                              3,248,598   1.91 to 2.63     7,866,794        0.66%        1.20% to 2.35%     9.69% to 11.64%
   2006                              3,501,651   1.69 to 2.45     7,613,127        0.36%        1.20% to 2.35%    26.26% to 27.71%
   2005                              3,431,766   1.32 to 1.92     5,809,847        0.67%        1.20% to 2.35%    11.95% to 13.58%
   2004                              3,348,584   1.17 to 1.70     4,905,781        1.08%        1.20% to 2.35%    14.08% to 15.75%
   2003                              1,587,876   1.01 to 1.47     1,895,546        0.83%        1.20% to 2.30%    -0.01% to 43.52%

Putnam VT Growth and Income
   2007                              1,817,124   1.23 to 1.45     2,549,213        1.25%        1.20% to 2.05%    -8.79% to -7.17%
   2006                              1,766,558   1.33 to 1.59     2,662,682        1.43%        1.20% to 2.05%    13.57% to 14.53%
   2005                              1,628,299   1.16 to 1.39     2,132,396        1.49%        1.20% to 2.05%      2.48% to 3.98%
   2004                              1,488,016   1.12 to 1.34     1,852,135        1.50%        1.20% to 2.05%      8.21% to 9.79%
   2003                              1,117,080   1.02 to 1.23     1,234,411        1.41%        1.20% to 1.90%     7.90% to 25.61%

                                                     AT DECEMBER 31                      FOR THE YEARS ENDED DECEMBER 31
                                        ---------------------------------------  -----------------------------------------------
                                                       UNIT FAIR                                    EXPENSE          TOTAL
                                           UNITS      VALUE LOWEST                 INVESTMENT   RATIO** LOWEST  RETURN*** LOWEST
                                        OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*    TO HIGHEST       TO HIGHEST
                                        -----------  -------------  -----------  -------------  --------------  ----------------
Putnam VT International Growth
   2007                                   6,299,982   1.75 to 2.14   12,899,782      2.83%      1.20% to 2.70%    5.20% to 7.07%
   2006                                   6,948,503   1.64 to 2.02   13,285,151      0.62%      1.20% to 2.65%  24.39% to 26.20%
   2005                                   7,919,801   1.30 to 1.60   12,022,953      1.46%      1.20% to 2.65%   9.27% to 10.86%
   2004                                   8,475,391   1.18 to 1.45   11,580,995      1.38%      1.20% to 2.65%  13.16% to 14.81%
   2003                                   6,281,267   1.03 to 1.27    7,272,213      0.83%      1.20% to 2.65%   3.70% to 26.75%

Putnam VT New Opportunities
   2007                                     419,456   1.31 to 1.66      661,091      0.00%      1.20% to 2.05%    2.65% to 4.47%
   2006                                     299,022   1.25 to 1.59      438,433      0.00%      1.20% to 2.05%    6.36% to 7.27%
   2005                                     302,714   1.17 to 1.48      409,320      0.11%      1.20% to 2.05%    7.13% to 8.69%
   2004                                     288,771   1.08 to 1.36      361,736      0.00%      1.20% to 2.05%    7.42% to 8.99%
   2003                                     271,984    .99 to 1.25      295,198      0.00%      1.20% to 1.55%   6.99% to 30.60%

Putnam VT New Value
   2007                                   2,375,183   1.34 to 1.59    3,687,878      1.09%      1.20% to 2.30%  -7.67% to -6.03%
   2006                                   2,298,449   1.44 to 1.75    3,784,208      1.02%      1.20% to 2.30%  13.38% to 14.63%
   2005                                   2,170,683   1.27 to 1.53    3,114,875      0.82%      1.20% to 2.30%    3.13% to 4.63%
   2004                                   1,618,549   1.24 to 1.47    2,209,870      0.65%      1.20% to 1.85%  12.41% to 14.05%
   2003                                     773,952   1.09 to 1.29      889,893      0.84%      1.20% to 1.90%  12.90% to 30.64%

Putnam VT Voyager
   2007                                     705,995   1.12 to 1.38      902,318      0.00%      1.20% to 1.85%    2.44% to 4.25%
   2006                                     786,444   1.08 to 1.33      972,828      0.11%      1.20% to 1.85%    3.51% to 4.18%
   2005                                     865,041   1.04 to 1.27    1,018,315      0.62%      1.20% to 2.30%    2.94% to 4.44%
   2004                                     813,029   1.00 to 1.22      898,769      0.24%      1.20% to 2.30%    2.26% to 3.78%
   2003                                     610,427    .96 to 1.17      635,247      0.30%      1.20% to 1.90%   5.63% to 23.18%

Van Kampen Comstock
   2007                                   4,535,803   1.35 to 1.61    7,347,962      1.60%      1.20% to 2.40%  -5.18% to -3.50%
   2006                                   5,251,105   1.42 to 1.70    8,815,354      1.27%      1.20% to 2.40%  13.30% to 14.66%
   2005                                   5,174,873   1.25 to 1.48    7,576,060      0.80%      1.20% to 2.40%    1.39% to 2.87%
   2004                                   3,155,382   1.23 to 1.45    4,490,631      0.60%      1.20% to 2.40%  14.36% to 16.03%
   2003 (b)                               1,229,156   1.07 to 1.25    1,507,649      0.00%      1.20% to 2.40%    1.44% to 9.49%

Van Kampen Strategic Growth
   2007                                     143,628   1.29 to 1.56      224,575      0.00%      1.20% to 2.05%  13.23% to 15.24%
   2006                                     314,658   1.32 to 1.36      427,206      0.00%      1.20% to 1.80%    0.80% to 1.40%
   2005                                     299,039   1.12 to 1.34      400,604      0.01%      1.20% to 2.05%    4.83% to 6.36%
   2004                                     201,893   1.24 to 1.26      254,303      0.00%      1.20% to 1.65%    3.98% to 5.50%
   2003 (b)                                 119,599   1.18 to 1.19      142,785      0.00%      1.20% to 1.70%    0.97% to 6.81%

Van Kampen Growth and Income
   2007                                   2,351,636   1.48 to 1.72    4,049,042      1.30%      1.20% to 2.05%   -0.47% to 1.29%
   2006                                   2,218,664   1.48 to 1.72    3,771,279      0.86%      1.20% to 2.05%  13.63% to 14.59%
   2005                                   1,668,652   1.30 to 1.51    2,475,426      0.63%      1.20% to 2.05%    6.86% to 8.41%
   2004                                     729,450   1.36 to 1.39      998,169      0.50%      1.20% to 1.85%  11.14% to 12.76%
   2003 (b)                                 208,298   1.21 to 1.24      252,779      0.00%      1.20% to 1.80%   8.75% to 10.69%

Van Kampen UIF Emerging Markets Equity
   2007 (a)                                 560,416   0.97 to 0.97      542,659      0.00%      1.20% to 2.05   -3.55% to -3.17%

Van Kampen UIF US Mid Cap Value
   2007 (a)                                   3,000           0.95        2,840      0.00%               1.20%            -5.19%

Waddell & Reed Balanced
   2007                                  50,447,892   1.21 to 5.15  162,224,826      1.31%      0.15% to 2.40%  10.34% to 13.49%
   2006                                  58,000,608   1.08 to 4.54  171,844,690      1.29%      0.15% to 2.40%   8.58% to 11.04%
   2005                                  67,925,793   0.99 to 4.09  192,091,468      1.15%      0.15% to 2.40%    2.27% to 4.86%
   2004                                  79,627,064   0.95 to 3.90  228,371,804      1.39%      0.15% to 2.40%    6.06% to 8.77%
   2003                                  86,130,915   0.89 to 3.63  246,795,946      0.66%      0.15% to 2.05%   1.89% to 20.87%

Waddell & Reed Growth
   2007                                 103,557,941   0.87 to 5.00  220,888,130      0.00%      0.15% to 2.70%  22.13% to 25.62%
   2006                                  96,900,539   0.70 to 4.03  181,963,428      0.00%      0.15% to 2.40%    2.55% to 4.88%
   2005                                  83,103,450   0.68 to 3.88  176,693,639      0.00%      0.15% to 2.40%   8.33% to 11.06%
   2004                                  79,382,363   0.62 to 3.53  175,548,922      0.27%      0.15% to 2.35%    0.61% to 4.92%
   2003                                  79,974,037   0.61 to 3.46  192,077,415      0.00%      0.15% to 1.90%   1.70% to 25.26%

                                                    AT DECEMBER 31                      FOR THE YEARS ENDED DECEMBER 31
                                        --------------------------------------  -----------------------------------------------
                                                      UNIT FAIR                                    EXPENSE          TOTAL
                                           UNITS     VALUE LOWEST                 INVESTMENT   RATIO** LOWEST  RETURN*** LOWEST
                                        OUTSTANDING   TO HIGHEST    NET ASSETS  INCOME RATIO*    TO HIGHEST       TO HIGHEST
                                        -----------  ------------  -----------  -------------  --------------  ----------------
Waddell & Reed International Value
   2007                                  90,422,803  1.05 to 5.35  260,930,590       1.61%      0.15% to 2.70%   6.67% to 9.71%
   2006                                  86,511,798  1.63 to 4.87  244,925,985       2.42%      0.15% to 2.65% 26.24% to 29.42%
   2005                                  84,552,153  1.29 to 3.77  198,919,230       2.13%      0.15% to 2.65%  8.26% to 11.00%
   2004                                  75,725,803  1.18 to 3.39  176,860,398       1.10%      0.15% to 2.65% 18.36% to 22.49%
   2003                                  69,210,848  1.09 to 2.77  145,621,007       1.78%      0.15% to 2.65% -4.91% to 50.04%

Waddell & Reed Small Cap Growth
   2007                                  41,103,063  1.45 to 3.13   82,811,851       0.00%      0.15% to 2.70% 10.20% to 13.35%
   2006                                  44,322,293  1.26 to 2.76   83,041,675       0.00%      0.15% to 2.40%   2.57% to 4.90%
   2005                                  46,104,272  1.23 to 2.63   87,797,909       0.00%      0.15% to 2.40%  9.94% to 12.71%
   2004                                  46,293,461  1.11 to 2.34   83,836,348       0.00%      0.15% to 2.40% 11.26% to 14.12%
   2003                                  48,087,823  1.01 to 2.05   80,974,858       0.00%      0.15% to 2.40%  2.26% to 47.76%

Waddell & Reed Value
   2007                                  57,900,115  1.22 to 3.01   96,870,414       1.00%      0.15% to 2.40%  -1.08% to 1.74%
   2006                                  49,926,067  1.21 to 2.96   90,006,872       1.81%      0.15% to 2.40% 14.12% to 16.71%
   2005                                  45,637,820  1.05 to 2.54   78,226,417       1.44%      0.15% to 2.40%   1.70% to 4.27%
   2004                                  40,557,151  1.02 to 2.43   74,124,351       1.07%      0.15% to 2.40% 10.55% to 14.53%
   2003                                  39,892,772  0.90 to 2.12   68,458,346       0.54%      0.15% to 1.95%  2.07% to 26.87%

Waddell & Reed Micro-Cap Growth
   2007                                  11,925,622  1.52 to 2.27   21,848,302       0.00%      0.15% to 2.40%   3.37% to 6.33%
   2006                                  13,123,570  1.44 to 2.16   23,131,863       0.00%      0.15% to 2.40%  9.61% to 12.10%
   2005                                  13,625,768  1.31 to 1.95   22,102,445       0.00%      0.15% to 2.40% 17.72% to 20.69%
   2004                                  13,551,857  1.11 to 1.63   18,880,273       0.00%      0.15% to 2.40%  7.17% to 11.83%
   2003                                  17,493,441  1.04 to 1.50   23,278,419       0.00%      0.15% to 1.80%  2.89% to 73.88%

Waddell & Reed Small Cap Value
   2007                                  47,271,321  0.99 to 2.14   78,856,874       0.01%      0.15% to 2.70% -6.93% to -4.27%
   2006                                  40,639,526  1.30 to 2.24   74,928,999       5.63%      0.15% to 2.40% 14.08% to 16.67%
   2005                                  37,056,963  1.14 to 1.94   61,221,795       0.00%      0.15% to 2.40%   1.43% to 3.99%
   2004                                  29,511,761  1.12 to 1.89   49,789,092       0.00%      0.15% to 2.40% 11.62% to 14.85%
   2003                                  23,557,729  1.11 to 1.66   36,825,287       0.00%      0.15% to 2.30%  0.59% to 59.63%

Waddell & Reed Core Equity
   2007                                  17,320,461  1.11 to 1.65   24,728,855       0.67%      0.15% to 2.30% 10.69% to 13.86%
   2006                                  15,585,074  0.98 to 1.46   19,334,568       0.96%      0.15% to 2.35% 14.28% to 16.81%
   2005                                  14,310,373  0.85 to 1.27   14,988,107       0.36%      0.15% to 2.35%   6.17% to 8.84%
   2004                                  13,227,660  0.79 to 1.18   12,366,101       0.65%      0.15% to 2.35%   6.70% to 9.40%
   2003                                  13,738,232  0.73 to 1.09   11,553,656       0.71%      0.15% to 1.70%  3.31% to 21.15%

Waddell & Reed Asset Strategy
   2007                                  52,183,053  2.28 to 2.46  126,457,794       0.76%      1.20% to 2.40% 39.90% to 42.39%
   2006                                  38,914,368  1.62 to 1.73   66,306,387       2.99%      1.20% to 2.40% 17.31% to 18.72%
   2005                                  19,144,029  1.38 to 1.45   27,458,131       1.52%      1.20% to 2.40% 21.03% to 22.80%
   2004                                   4,443,666  1.14 to 1.18    5,177,416       2.85%      1.20% to 2.40% 10.34% to 14.63%
   2003 (b)                                 439,489  1.05 to 1.06      464,746       3.71%      1.20% to 1.95%   1.41% to 6.01%

Waddell & Reed International Growth
   2007                                  14,528,126  1.84 to 2.09   27,733,328       0.63%      1.20% to 2.65% 17.75% to 19.84%
   2006                                  11,709,857  1.49 to 1.75   18,821,964       0.76%      1.20% to 2.65% 17.83% to 19.55%
   2005                                   7,476,234  1.26 to 1.46   10,108,539       3.02%      1.20% to 2.65% 13.44% to 15.09%
   2004                                   3,475,303  1.11 to 1.27    4,150,552       1.14%      1.20% to 2.65% 11.02% to 12.64%
   2003 (b)                                 841,932  1.07 to 1.13      949,442       2.04%      1.20% to 2.65% -1.69% to 13.69%

Waddell & Reed Science & Technology
   2007                                  19,221,599  1.08 to 1.92   34,784,341       0.00%      1.20% to 2.70% 20.73% to 22.88%
   2006                                  15,322,356  1.39 to 1.56   22,515,381       0.00%      1.20% to 2.35%   5.37% to 6.59%
   2005                                  11,385,674  1.32 to 1.46   15,714,685       0.00%      1.20% to 2.35% 14.19% to 15.85%
   2004                                   4,863,259  1.15 to 1.26    5,848,726       0.00%      1.20% to 2.35% 13.21% to 16.26%
   2003 (b)                                 369,779          1.10      406,684       0.00%      1.20% to 1.85%  2.19% to 11.50%

Waddell & Reed Bond
   2007                                  30,228,563  1.07 to 1.11   33,525,609       5.19%      1.25% to 2.35%   3.20% to 4.35%
   2006                                  15,061,603  1.03 to 1.06   16,008,249       6.50%      1.25% to 2.35%   1.83% to 2.95%
   2005                                   7,049,914  1.01 to 1.03    7,278,080       7.21%      1.25% to 2.35%  -0.74% to 0.36%
   2004 (c)                               2,028,373  1.02 to 1.03    2,086,600      17.28%      1.25% to 2.35%   2.12% to 2.86%

                                                     AT DECEMBER 31                      FOR THE YEARS ENDED DECEMBER 31
                                         -------------------------------------  -------------------------------------------------
                                                       UNIT FAIR                                   EXPENSE           TOTAL
                                            UNITS     VALUE LOWEST                INVESTMENT   RATIO** LOWEST   RETURN*** LOWEST
                                         OUTSTANDING   TO HIGHEST   NET ASSETS  INCOME RATIO*    TO HIGHEST        TO HIGHEST
                                         -----------  ------------  ----------  -------------  --------------  ------------------
Waddell & Reed Dividend Income
   2007                                   9,777,825   1.54 to 1.60  15,679,135       1.03%     1.25% to 2.35%    13.99% to 15.26%
   2006                                   6,955,649   1.35 to 1.39   9,676,972       1.61%     1.25% to 2.35%    13.23% to 14.48%
   2005                                   4,462,148   1.19 to 1.22   5,422,956       1.50%     1.25% to 2.35%    10.41% to 11.63%
   2004 (c)                               1,747,164   1.08 to 1.09   1,902,163       2.00%     1.25% to 2.35%      8.08% to 8.86%

Waddell & Reed High Income
   2007                                  26,091,156   1.17 to 1.21  31,678,297       9.41%     1.25% to 2.35%      1.44% to 2.56%
   2006                                  16,649,803   1.15 to 1.18  19,709,878       9.28%     1.25% to 2.35%      7.71% to 8.90%
   2005                                  10,011,438   1.07 to 1.09  10,882,992      10.51%     1.25% to 2.35%      0.17% to 1.27%
   2004 (c)                               3,775,548           1.07   4,052,569      22.73%     1.25% to 2.35%      6.55% to 7.33%

Waddell & Reed Money Market
   2007                                   9,354,619   1.04 to 1.07  10,051,617       4.49%     1.25% to 2.10%      2.18% to 3.31%
   2006                                   5,235,493   1.02 to 1.04   5,445,238       4.40%     1.25% to 2.35%      1.91% to 3.04%
   2005                                   1,255,883   1.00 to 1.01   1,267,807       2.46%     1.25% to 2.35%      0.13% to 1.23%
   2004 (c)                               1,211,226   0.99 to 1.00   1,207,920       0.79%     1.25% to 2.35%    -1.00% to -0.27%

Waddell & Reed Mortgage Securities
   2007                                  12,734,823   1.07 to 1.11  14,124,771       4.38%     1.25% to 2.35%      0.99% to 2.11%
   2006                                  11,476,714   1.06 to 1.09  12,466,176       3.95%     1.25% to 2.35%      2.35% to 3.48%
   2005                                  15,654,716   1.03 to 1.05  16,432,550       3.53%     1.25% to 2.35%     -0.37% to 0.73%
   2004 (d)                              16,466,798           1.04  17,159,418       2.11%     1.25% to 2.35%      3.51% to 4.19%

Waddell & Reed Real Estate Securities
   2007                                   7,952,898   1.48 to 1.53  12,208,099       0.60%     1.25% to 2.35%  -18.03% to -17.11%
   2006                                   6,708,389   1.80 to 1.85  12,424,627       1.57%     1.25% to 2.35%    27.07% to 28.47%
   2005                                   4,922,247   1.42 to 1.44   7,096,518       0.96%     1.25% to 2.35%      8.26% to 9.46%
   2004 (d)                               7,248,663   1.31 to 1.32   9,546,752       0.77%     1.25% to 2.35%    30.82% to 31.68%

Waddell & Reed Global Natural Resources
   2007                                  19,598,260   2.13 to 2.20  43,008,879       0.03%     1.20% to 2.45%    39.31% to 41.78%
   2006                                  14,086,394   1.52 to 1.55  21,801,639       4.75%     1.20% to 2.35%    22.59% to 24.00%
   2005 (e)                               6,075,228   1.24 to 1.25   7,594,590       0.00%     1.20% to 2.35%    23.85% to 25.03%

Waddell & Reed Mid Cap Growth
   2007                                   8,723,502   1.39 to 1.44  12,512,092       0.02%     1.20% to 2.35%     9.32% to 11.27%
   2006                                   6,455,194   1.27 to 1.29   8,325,225       0.48%     1.20% to 2.35%      5.62% to 7.27%
   2005 (e)                               3,647,055   1.19 to 1.20   4,387,548       0.00%     1.20% to 2.35%    19.16% to 20.33%

Waddell & Reed Energy
   2007                                   4,393,771   1.36 to 1.38   6,067,334       0.46%     1.25% to 2.15%    47.78% to 49.43%
   2006 (f)                               2,952,660   0.92 to 0.92   2,729,073       0.60%     1.25% to 2.35%    -8.27% to -7.59%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

(a) Period from October 12, 2007 (commencement of operations) to December 31, 2007.

(b) Period from September 22, 2003 (commencement of operations) to December 31, 2003.

(c)  Period from May 3, 2004 (commencement of operations) to December 31, 2004.

(d)  Period from May 27 ,2004 (commencement of operations) to December 31, 2004.

(e)  Period from May 2, 2005 (commencement of operations) to December 31, 2005.

(f)  Period from May 1, 2006 (commencement of operations) to December 31, 2006.

(g) Pursuant to the terms of the prospectus, the Maturing Government Bond 2010 sub-account made a liquidating distribution and ceased operations on December 7, 2007.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2007, 2006 AND 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2007 and 2006, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.


/s/ KPMG

March 10, 2008

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006
                                 (In thousands)

                                                                                         2007          2006
                                                                                     -----------   -----------
ASSETS
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $6,014,185 and $5,263,368)   $ 6,054,128   $ 5,326,567
   Equity securities, at fair value (cost $493,747 and $576,887)                         599,660       725,807
   Mortgage loans, net                                                                 1,247,183     1,133,784
   Real estate, net                                                                          694           755
   Finance receivables, net                                                              178,318       162,991
   Policy loans                                                                          321,063       297,312
   Private equity investments (cost $339,341 and $286,700)                               410,649       325,619
   Fixed maturity securities on loan, at fair value
      (amortized cost $596,078 and $1,308,071)                                           612,118     1,306,167
   Equity securities on loan, at fair value (cost $50,335 and $54,495)                    61,665        79,215
   Other invested assets                                                                  36,728        42,859
                                                                                     -----------   -----------
      Total investments                                                                9,522,206     9,401,076
   Cash and cash equivalents                                                             265,921       165,075
   Securities held as collateral                                                         683,004     1,430,984
   Deferred policy acquisition costs                                                     894,350       872,581
   Accrued investment income                                                              83,336        83,005
   Premiums and fees receivable                                                          171,778       154,548
   Property and equipment, net                                                            85,798        80,513
   Reinsurance recoverables                                                              820,111       788,006
   Goodwill and intangible assets, net                                                    35,532        32,452
   Other assets                                                                           72,145        90,852
   Separate account assets                                                            13,715,402    12,272,433
                                                                                     -----------   -----------
      Total assets                                                                   $26,349,583   $25,371,525
                                                                                     ===========   ===========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Policy and contract account balances                                              $ 5,115,381   $ 5,073,270
   Future policy and contract benefits                                                 2,150,203     2,124,904
   Pending policy and contract claims                                                    263,009       225,503
   Other policyholder funds                                                              690,770       675,161
   Policyholder dividends payable                                                         44,320        42,877
   Unearned premiums and fees                                                            265,058       266,139
   Income tax liability:
      Current                                                                             18,257        19,349
      Deferred                                                                           160,112       184,513
   Other liabilities                                                                     515,365       485,344
   Notes payable                                                                         125,000       125,000
   Securities lending collateral                                                         693,048     1,430,984
   Separate account liabilities                                                       13,715,402    12,272,433
                                                                                     -----------   -----------
      Total liabilities                                                               23,755,925    22,925,477
                                                                                     -----------   -----------

   Stockholder's equity:
      Common stock, $1 par value, 5,000,000 shares authorized,
         issued and outstanding                                                            5,000         5,000
      Additional paid in capital                                                          95,632        81,632
      Accumulated other comprehensive income                                             116,573       158,231
      Retained earnings                                                                2,376,453     2,201,185
                                                                                     -----------   -----------
         Total stockholder's equity                                                    2,593,658     2,446,048
                                                                                     -----------   -----------
            Total liabilities and stockholder's equity                               $26,349,583   $25,371,525
                                                                                     ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                 (In thousands)

                                                         2007           2006         2005
                                                       ----------    ----------   ----------
Revenues:
   Premiums                                            $1,467,991    $1,308,939   $1,183,836
   Policy and contract fees                               486,956       447,419      393,994
   Net investment income                                  522,370       500,400      487,013
   Net realized investment gains                           48,255        53,403       64,955
   Finance charge income                                   49,755        44,792       40,130
   Commission income                                       61,142        55,885       62,110
   Other income                                            27,398        32,648       30,820
                                                       ----------    ----------   ----------
      Total revenues                                    2,663,867     2,443,486    2,262,858
                                                       ----------    ----------   ----------

Benefits and expenses:

   Policyholder benefits                                1,441,876     1,314,341    1,142,724
   Interest credited to policies and contracts            279,325       269,053      268,829
   General operating expenses                             464,573       413,174      409,664
   Commissions                                            158,927       159,545      144,787
   Administrative and sponsorship fees                     62,043        59,279       60,193
   Dividends to policyholders                              10,412        10,154        9,010
   Interest on notes payable                               10,301        10,318       10,290
   Amortization of deferred policy acquisition costs      181,512       184,632      162,510
   Capitalization of policy acquisition costs            (222,059)     (224,272)    (218,071)
                                                       ----------    ----------   ----------
      Total benefits and expenses                       2,386,910     2,196,224    1,989,936
                                                       ----------    ----------   ----------
         Income from operations before taxes              276,957       247,262      272,922

   Income tax expense (benefit):
      Current                                              70,600        72,736       67,572
      Deferred                                             10,544        (1,084)      20,073
                                                       ----------    ----------   ----------
         Total income tax expense                          81,144        71,652       87,645
                                                       ----------    ----------   ----------
            Net income                                 $  195,813    $  175,610   $  185,277
                                                       ==========    ==========   ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                 (In thousands)

                                                                             ACCUMULATED
                                                               ADDITIONAL       OTHER                        TOTAL
                                                     COMMON      PAID IN    COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                                      STOCK      CAPITAL       INCOME        EARNINGS        EQUITY
                                                    --------   ----------   -------------   ----------   -------------
2005:
   Balance, beginning of year                        $5,000      $61,164       $223,021     $1,918,603    $2,207,788

      Comprehensive income:
         Net income                                      --           --             --        185,277       185,277
         Other comprehensive loss                        --           --        (82,915)            --       (82,915)
                                                                                                          ----------
            Total comprehensive income                                                                       102,362
      Dividends to stockholder                           --           --             --        (12,500)      (12,500)
      Contributions to additional paid in capital        --       20,468             --             --        20,468
                                                     ------      -------       --------     ----------    ----------
   Balance, end of year                              $5,000      $81,632       $140,106     $2,091,380    $2,318,118
                                                     ======      =======       ========     ==========    ==========

2006:
   Balance, beginning of year                        $5,000      $81,632       $140,106     $2,091,380    $2,318,118

      Comprehensive income:
         Net income                                      --           --             --        175,610       175,610
         Other comprehensive income                      --           --         18,125             --        18,125
                                                                                                          ----------
            Total comprehensive income                                                                       193,735
      Dividends to stockholder                           --           --             --        (65,805)      (65,805)
                                                     ------      -------       --------     ----------    ----------
   Balance, end of year                              $5,000      $81,632       $158,231     $2,201,185    $2,446,048
                                                     ======      =======       ========     ==========    ==========

2007:
   Balance, beginning of year                        $5,000      $81,632       $158,231     $2,201,185    $2,446,048

      Comprehensive income:
         Net income                                      --           --             --        195,813       195,813
         Other comprehensive loss                        --           --        (19,076)            --       (19,076)
                                                                                                          -----------
             Total comprehensive income                                                                      176,737
      Changes in accounting principle:
         Adoption of SOP 05-1                            --           --            (20)        (6,326)       (6,346)
         Adoption of FIN 48                              --           --             --          1,681         1,681
         Adoption of FAS 158                             --           --        (22,562)            --       (22,562)
      Dividends to stockholder                           --           --             --        (15,900)      (15,900)
      Contributions to additional paid in capital        --       14,000             --             --        14,000
                                                     ------      -------       --------     ----------    ----------
   Balance, end of year                              $5,000      $95,632       $116,573     $2,376,453    $2,593,658
                                                     ======      =======       ========     ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                 (In thousands)

                                                                 2007           2006           2005
                                                             -----------    -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                   $   195,813    $   175,610    $   185,277
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Interest credited to annuity and insurance contracts       247,577        247,040        245,990
      Fees deducted from policy and contract balances           (425,291)      (415,193)      (362,149)
      Change in future policy benefits                            22,616         59,662         31,532
      Change in other policyholder liabilities, net               45,024         55,994         38,420
      Amortization of deferred policy acquisition costs          181,512        184,632        162,510
      Capitalization of policy acquisition costs                (222,059)      (224,272)      (218,071)
      Change in premiums and fees receivable                     (17,239)       (10,975)        (5,995)
      Deferred tax provision                                      10,447         (1,084)        20,073
      Change in income tax liabilities - current                  (5,073)         2,687         (7,795)
      Net realized investment gains                              (48,255)       (53,403)       (64,955)
      Change in reinsurance recoverables                         (32,104)       (43,548)       (17,308)
      Other, net                                                  (9,348)        42,974         51,442
                                                             -----------    -----------    -----------
         Net cash provided by operating activities               (56,380)        20,124         58,971
                                                             -----------    -----------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
   Fixed maturity securities                                     945,590        988,202      1,215,098
   Equity securities                                             604,148        558,248        453,427
   Mortgage loans                                                     --             --          5,134
   Real estate                                                       123          1,265            960
   Private equity investments                                     72,265         50,154         56,320
   Other invested assets                                             429          1,302         10,875
Proceeds from maturities and repayments of:
   Fixed maturity securities                                     774,909        918,091      2,269,649
   Mortgage loans                                                 76,606         91,063        126,754
Purchases and originations of:
   Fixed maturity securities                                  (1,811,777)    (2,164,474)    (3,541,554)
   Equity securities                                            (438,236)      (446,201)      (378,814)
   Mortgage loans                                               (189,938)      (204,361)      (341,115)
   Real estate                                                      (108)            --         (1,451)
   Private equity investments                                    (93,322)       (75,117)       (61,273)
   Other invested assets                                          (1,098)          (286)       (10,815)
Finance receivable originations or purchases                    (138,901)      (129,808)      (116,758)
Finance receivable principal payments                            116,286        107,796        102,356
Securities in transit                                              3,041         15,637         (4,271)
Other, net                                                       (62,672)       (44,085)       (31,452)
                                                             -----------    -----------    -----------
         Net cash used for investing activities                 (142,655)      (332,574)      (246,930)
                                                             -----------    -----------    -----------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts           2,342,490      2,172,597      1,898,405
Withdrawals from annuity and insurance contracts              (2,116,797)    (1,932,688)    (1,625,017)
Amounts drawn in excess of cash balances                          55,452             --             --
Contributed capital                                               14,000             --          6,900
Dividends paid to stockholder                                    (10,500)       (65,000)       (12,500)
Other, net                                                        15,236         18,333          7,946
                                                             -----------    -----------    -----------
         Net cash provided by financing activities               299,881        193,242        275,734
                                                             -----------    -----------    -----------
Net (decrease) increase in cash and cash equivalents             100,846       (119,208)        87,775
Cash and cash equivalents, beginning of year                     165,075        284,283        196,508
                                                             -----------    -----------    -----------
Cash and cash equivalents, end of year                       $   265,921    $   165,075    $   284,283
                                                             ===========    ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2007, 2006 AND 2005

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Securian Life Insurance Company (Securian Life), and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. The Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

IN THOUSANDS                                 2007         2006         2005
------------                              ----------   ----------   ----------
Individual Financial Security             $  465,296   $  450,164   $  438,831
Financial Services                           295,030      288,028      294,034
Group Insurance                            1,327,203    1,166,882    1,011,920
Retirement                                   331,408      335,327      339,253
Subsidiaries and corporate product line      244,930      203,085      178,820
                                          ----------   ----------   ----------
   Total                                  $2,663,867   $2,443,486   $2,262,858
                                          ==========   ==========   ==========

     The Company serves over nine million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     The Company sold its wholly-owned subsidiary, Northstar Life Insurance Company (Northstar), a New York domiciled life insurance company, to an unaffiliated insurance company on July 1, 2007. Prior to the sale transaction, a majority of the Northstar policies and contracts were transferred to Securian Life via an assumption reinsurance transaction effective June 30, 2007. The remaining policies and contracts within Northstar after the sale were 100% reinsured to Securian Life via a coinsurance agreement with an effective date of July, 1 2007. Northstar had total assets of $40,477,000 and liabilities of $14,379,000 included in the consolidated balance sheets of the Company as of December 31, 2006, and total revenues of $3,605,000, $7,307,000 and $8,994,000 included in the consolidated statements of operations for the years ended 2007, 2006 and 2005, respectively. The sale of Northstar did not have a material impact on the consolidated results of operations or financial position of the Company.

     Effective December 30, 2005, ownership of Securian Life Insurance Company was transferred to the Company from Securian Financial Group, Inc. in the form of a capital contribution.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are recorded in the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to estimated gross profits or margins.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits or margins.

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Refunds of commissions for cancelled policies are issued based on the unearned portion of the premium payments.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities, including all interest-only strips and asset-backed securities not of high credit quality, estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker-dealer survey values or internal estimates.

     Marketable equity securities are classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund (ETF) investments in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were higher or lower than the current effective portfolio rate.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. Any known material changes to the valuation are recorded at year-end.

     Fair values of fixed maturity securities are based on quoted market prices when available. Fair values of marketable equity securities are based on quoted market prices. Fair values of private equity investments are obtained from the partnership financial statement valuations of the underlying fund or independent broker bids. For fixed maturity securities where quoted market prices are not available, generally private placement securities, securities that do not trade regularly, and embedded derivatives included in such securities, an internally developed pricing model using a commercial software application is most often used. The pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is applied to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. For securities where quoted market prices are not available and the internally developed pricing model is not suitable for estimating fair values, qualified company representatives determine the fair value using discounted cash flows and pricing information obtained from the administrator from whom cash flows are distributed for these certain structured securities. As of December 31, 2007, 84.6% of fixed maturity fair values were obtained from quoted market prices, 14.6% from the internal methods described above and 0.8% from other sources, primarily broker bids. Due to extreme volatility in the fixed maturity markets beginning in late 2007, the Company performed additional procedures to ensure fair values obtained as of December 31, 2007 were appropriate. The additional procedures were primarily performed on fixed maturities where the fair value obtained was less than 90% of par value which supplemented the Company's routine review of the securities valued between 90% and par. For these securities, the additional procedures performed included: review of price history and ratings, comparison of original projected returns to actual returns, analysis of underlying collateral, and documentation supporting the valuation used.

     Real estate is carried at cost less accumulated depreciation.

     The Company recognizes interest income as earned and recognizes dividend income on equity securities upon the declaration of the dividend.

     For mortgage-backed securities of high credit quality, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 13. The use of restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $15,194,000 and $12,888,000 at December 31, 2007 and 2006, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2007 and 2006 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2007 and 2006 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to elect hedge accounting, they provide the Company with an economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. In general, these derivative instruments are used in the Company's efforts to manage risks relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in the capital market and interest rates. For economic hedges, the Company documents all its risk-management objectives and strategies for entering into various hedge transactions. Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains or, in the case of certain life insurance product hedging, in policyholder benefits in the consolidated statements of operations. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties. Interest income generated by derivative instruments is reported in net realized investment gains in the consolidated statements of operations. Derivative instruments had an immaterial impact on the Company's 2007, 2006 and 2005 consolidated statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees that either are embedded derivatives under FASB Statement No. 133 (FAS 133), ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES and related amendments and interpretations, or create economic exposure to equity and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded options, in its efforts to minimize the financial risk associated with these product guarantees.

     The Company entered into certain interest rate futures contracts to manage duration risk within certain total return managed portfolios within the general account. Due to the immateriality of the derivatives, the Company chose not to elect hedge accounting.

     In 2007, the Company employed a new portfolio replication strategy utilizing derivatives to obtain market exposure to the S&P 500 Index. The strategy uses total return swaps and equity futures to replicate exposure to the equity index while freeing cash to invest in fixed income securities hedged with interest rate swaps and futures to mitigate interest rate risk while attempting to leverage the credit expertise of its capital advisor and earn a positive return over the equity index. The results of this strategy are immaterial to the consolidated financial statements of the Company.

     Also in 2007, the Company utilized put options to partially hedge, on an economic basis, a known future stock distribution from one of its private equity investments. The subsequent distribution resulted in the exercising of the put options and resulted in a $5,067,000 net realized investment gain.

     The Company also enters into certain foreign currency derivative instruments that do not meet hedge accounting criteria. The primary purpose of these hedging activities is to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios. The Company uses short-duration spot contracts in its efforts to mitigate this risk.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets with the changes in fair value reported in net realized gains and losses. As of December 31, 2007 and 2006, the Company had certain mortgage dollar roll securities in the amount of $10,912,000 and $24,646,000 classified as other invested assets. For the years ended December 31 2007, 2006, and 2005, the change in fair value of these securities included in net realized investment gains was $25,000, $90,000 and $45,000, respectively.

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to fair value and the amount of the impairment is included in net realized gains and losses on the statements of operations. The fair value then becomes the new cost basis of the investment and any subsequent recoveries in fair value are recognized at disposition.

     Under the Company's accounting policy for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period of time and the security is expected to recover within a reasonable period of time. For debt securities with beneficial interests, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

     For other debt and equity securities, an other-than-temporary impairment is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery, or if the forecasted recovery is not within a reasonable period or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the debt security or the remaining cost basis of the equity security. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or dispose of the security, and current economic conditions.

     Available-for-sale equity securities which have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors, and the manager's intent and ability to hold the security. Mutual funds and ETF investments are reviewed by analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the ability and intent to hold the investment. Private equity securities which have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary impairment. Determination of the status of each analyzed investment as other-than-temporary or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's ability and intent generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2007 or 2006.

     Total other-than-temporary impairments for fixed maturity securities were $37,500,000 for the year ended December 31, 2007, of which $5,028,000 was interest rate related and $32,472,000 was credit related. For the year ended December 31, 2006, other-than-temporary impairments for fixed maturity securities were $31,356,000, of which $30,328,000 was interest rate related and $1,028,000 was credit related. For the year ended December 31, 2005, other-than-temporary impairments for fixed maturity securities were $6,683,000, all of which was credit related.

     Total other-than-temporary impairments for equity securities for the years ended December 31, 2007, 2006 and 2005 were $7,600,000, $0 and $1,212,000 respectively.

     Total other-than-temporary impairments for private equity investments for the years ended December 31, 2007, 2006 and 2005 were $5,470,000, $10,868,000 and $9,088,000, respectively.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2007 and 2006.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations.

     Securities lending income is recorded in net investment income and was $1,335,000, $1,253,000, and $1,232,000 for the years ended December 31,
     2007, 2006, and 2005, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2007 and 2006 were $673,783,000 and $1,385,382,000, respectively. As of December 31, 2007 and
     2006, the fair value of the collateral associated with securities lending was $683,004,000 and $1,430,984,000, respectively.

     The Company recognized an other-than-temporary impairment of $10,044,000 on structured investment vehicles in default contained within its securities lending collateral portfolio for the year ended December 31, 2007. The impairment was included in realized investment losses on the consolidated statements of operations. The Company intends to reimburse the amount of the impairment within the securities lending collateral portfolio and has recorded a liability of $10,044,000 as of December 31, 2007, which is included in securities held as collateral on the consolidated balance sheets.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2007 and 2006, the fair value of these investments included within equity securities on the consolidated balance sheets as required by Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (SOP 03-1), was $24,579,000 and $27,085,000,
     respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recorded as earned. Accrued and uncollected finance charges, interest and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual of finance charges is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are 60 days past due. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount, which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. The Company's general policy is to charge-off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews all assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience. For future separate account returns, the Company utilizes a mean reversion process. The Company's future long-term separate account return assumption is 8% at December 31, 2007. Factors regarding economic outlook, as reviewed by a third party and internal investment experts, and management's current view of the capital markets were considered in developing the Company's long-term separate account return assumption. The Company's policy regarding the reversion to the mean process assumes a five-year reversion period during which a modified yield assumption is projected for the next five years after the valuation date. This modified yield assumption is calculated such that, when combined with the actual yields from January 1, 2001 through the valuation date, the total yield from January 1, 2001 through the end of the five-year reversion period is equal to that produced using the historical long-term assumptions. The effects of this modified yield assumption are reflected annually in the consolidated statements of operations. This modified yield assumption is not permitted to be negative or in excess of 15%, per annum, during the five-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant.

     Any resulting impact to financial results from a change in an assumption is included in amortization of deferred policy acquisition costs on the consolidated statements of operations. DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 19. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers a sales inducement for individual annuity products that credit the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

IN THOUSANDS                    2007     2006
------------                   ------   ------
Balance at beginning of year   $1,651   $1,162
Capitalization                  1,499      487
Amortization and interest         (29)       2
                               ------   ------
Balance at end of year         $3,121   $1,651
                               ======   ======

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment on the consolidated balance sheets. The Company had unamortized software costs of $35,686,000 and $31,712,000 as of December 31, 2007 and 2006, respectively, and amortized software expense of $12,710,000, $11,510,000 and $10,192,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $108,335,000 and $100,932,000 at December 31, 2007 and 2006,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2007, 2006, and 2005, was $11,787,000,
     $11,514,000, and $12,047,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. When estimating the expected gross margins for traditional life insurance products as of December 31, 2007, the Company has assumed an average rate of investment yields ranging from 5.71% to 5.56%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 19. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2007 and 2006, the total participating business in force was $1,732,649,000 and $1,594,804,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2007 and 2006.

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     RECLASSIFICATION

     Certain 2006 and 2005 financial statement balances have been reclassified to conform to the 2007 presentation.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT RISK:

     Credit risk is the risk that issuers of securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor and industry and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made. Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. At December 31, 2007, the Company has a concentrated credit risk in that it invested $69,787,000 in a Goldman Sachs equity security. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date, the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times and is entitled to receive from the borrower any payments for interest on such securities during the period it is pledged as collateral.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

          SECURITIES LENDING:

          The Company participated in a securities lending program, managed by a third party lending agent, where it receives cash as collateral assets in exchange for loaned securities. During 2006 and most of 2007, the cash received was invested in an Enhanced Yield Trust and a Collateral Investment Trust. The Company had concentrated credit risks in its investment in the Enhanced Yield Trust of $1,075,000,000 and its investment in the Collateral Investment Trust of $337,000,000, as of December 31, 2006. During 2007, the trusts invested in certain structure investment vehicles (SIVs). These SIVs were identified as having credit issues where the recovery of the investment was remote and the trusts were dissolved prior to December 31, 2007. At December 31, 2007, the credit concentration risk is mitigated by investing the cash in individual holdings rather than trusts; however, the Company could experience additional losses on these collateral holdings in the future.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency dominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect the Company's financial results. Risks may include, but are not limited to, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2007, approximately 97.0% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company held a limited number of derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity products.

     As discussed above, the Company monitors its overall exposure to the equity market and maintains a diversified investment portfolio limiting its exposure to any single issuer.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the sale of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In December 2007, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 160 (FAS 160), NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN AMENDMENT OF ARB NO. 51. FAS 160 amends Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The application of FAS 160 is required for fiscal years beginning on or after December 15, 2008, with early adoption prohibited. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 160.

     In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141, revised 2007 (FAS 141 (R)), BUSINESS COMBINATIONS. FAS 141 (R) improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides about a business combination and its effects. FAS 141 (R) retains the fundamental requirements in FAS 141, BUSINESS COMBINATIONS, that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. The application of FAS 141 (R) is required for business combinations in which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 141 (R).

     In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued SOP 07-1 (SOP 07-1), CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE, INVESTMENT COMPANIES, AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES. SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company's consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 are effective for fiscal years beginning on or after December 15, 2007. As of December 31, 2007, the Company had not adopted SOP 07-1. During February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, EFFECTIVE DATE OF AICPA STATEMENT OF POSITION 07-1, which delays the effective date of SOP 07-1 indefinitely.

     In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159), THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES, INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The application of FAS 159 is required for fiscal years beginning after November 15, 2007. The Company currently is evaluating the impact of adopting FAS 159.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 158 (FAS 158), EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS, AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106, AND 132(R). FAS 158 requires an employer to recognize the funded status of a defined benefit pension and other postretirement plan as an asset or liability in its consolidated balance sheets and to recognize changes in funded status in the year in which the changes occur through other comprehensive income. In addition, FAS 158 requires an employer to measure the funded status of a plan as of the date of its year-end financial statements. For employers without publicly traded equity securities, recognition of the funded status of a benefit plan is required to be adopted for fiscal years ending after June 15, 2007. The requirement to measure the funded status of a plan as of the date of its year-end financial statements is required for fiscal years ending after December 15, 2008. The Company adopted the requirement to recognize of the funded status of its benefit plans as of December 31, 2007, which resulted in a $22,562,000 reduction of accumulated other comprehensive income, net of taxes. The Company will adopt the requirement to measure the funded status as of the date of its year-end financial statements on December 31, 2008.

     In September 2006, the FASB released Statement of Financial Accounting Standards No. 157 (FAS 157), FAIR VALUE MEASUREMENTS. FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures regarding fair value measurements. The application of FAS 157 was initially required for fiscal years beginning after November 15, 2007. During February 2008, the FASB issued FASB Staff Position No. FAS 157-2, EFFECTIVE DATE OF FASB STATEMENT NO. 157, which delays the effective date of FAS 157 until fiscal years beginning after November 15, 2008 for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company is currently evaluating the effect of this statement on its consolidated results of operations and financial position.

     In September 2006, the U.S. Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108), CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, MATERIALITY, regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. Any material errors in existence at the beginning of the fiscal year ending after November 15, 2006, may have been corrected through a one-time cumulative effect adjustment to beginning of year retained earnings. There was no material impact to the Company's consolidated results of operations or financial position due to the adoption of SAB 108 in 2006.

     In June 2006, the FASB issued Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109, ACCOUNTING FOR INCOME TAXES (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, disclosure and transition. The application of FIN 48 was required for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007, which resulted in a cumulative effect adjustment to increase retained earnings $1,681,000, net of taxes.

     In February 2006, the FASB released Statement of Financial Accounting Standards No. 155 (FAS 155), ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS, AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140. In summary, this pronouncement: (1) permits fair value re-measurement for any hybrid instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies accounting for interest-only strips and principal-only strips; (3) requires evaluation of interest in securitized financial assets to identify interests that contain derivatives; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) eliminates the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative. The application of FAS 155 was effective for all financial instruments acquired or issued after the beginning of the fiscal year that begins after September 15, 2006. The adoption of FAS 155 had no material impact to the consolidated results of operations or financial position of the Company.

     In November 2005, the FASB issued FSP-FAS 115-1 and 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, which addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. This staff position also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures regarding unrealized losses that have not been recognized as other-than-temporary impairments. The Company's other-than-temporary policy was not impacted by the adoption of this staff position as the Company's policy was already consistent with the resulting guidance.

     In September 2005, AcSEC of the AICPA issued Statement of Position 05-1 (SOP 05-1), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This statement provides guidance on accounting for DAC on internal replacements and investment contracts other than those specifically described by FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. This statement was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1, effective January 1, 2007 which resulted in a cumulative effect adjustment to decrease retained earnings by $6,326,000, net of taxes and decrease accumulated other comprehensive income by $20,000, net of taxes.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154 (FAS 154), ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3. This document establishes retrospective application for a change in accounting principle, if practicable, unless specifically addressed in transition guidance within an accounting pronouncement. The document also provides guidance for determining whether retroactive treatment is impracticable. In addition the document addresses reporting of a correction of an error and restating previously issued financial statements. FAS 154 was effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

     In December 2004, the FASB issued Statement of Financial Accounting Standards No. 153 (FAS 153), EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The adoption of FAS 153 on January 1, 2006, did not have a material impact on the consolidated results of operations or financial position of the Company.

(5)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

IN THOUSANDS                   2007       2006       2005
--------------------------   --------   --------   --------
Fixed maturity securities    $401,629   $392,210   $384,844
Equity securities              23,593     20,997     21,360
Mortgage loans                 76,246     70,711     68,160
Real estate                       (33)       (35)       (36)
Policy loans                   22,522     21,592     20,395
Cash equivalents               10,312      8,514      6,010
Private equity investments      2,577        302        296
Other invested assets           2,545      2,541      2,055
                             --------   --------   --------
   Gross investment income    539,391    516,832    503,084
Investment expenses           (17,021)   (16,432)   (16,071)
                             --------   --------   --------
   Total                     $522,370   $500,400   $487,013
                             ========   ========   ========

     Net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                      2007       2006       2005
-----------------------------   --------   --------   --------
Fixed maturity securities       $(50,010)  $(41,722)  $(16,256)
Equity securities                 83,580     76,134     69,052
Mortgage loans                        --         --        617
Real estate                          (46)      (241)        --
Private equity investments        32,516     18,058     13,139
Other invested assets             (7,741)     1,174     (1,597)
Securities held as collateral    (10,044)        --         --
                                --------   --------   --------
   Total                        $ 48,255   $ 53,403   $ 64,955
                                ========   ========   ========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

IN THOUSANDS                    2007       2006       2005
---------------------------   --------   --------   --------
Fixed maturity securities
   Gross realized gains       $ 22,237   $  6,189   $ 10,290
   Gross realized losses       (72,247)   (47,911)   (26,546)
Equity securities:
   Gross realized gains        108,727     95,587     84,573
   Gross realized losses       (25,147)   (19,453)   (15,521)
Private equity investments:
   Gross realized gains         38,064     29,165     22,625
   Gross realized losses        (5,548)   (11,107)    (9,486)

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                      GROSS UNREALIZED
IN THOUSANDS                             AMORTIZED   ------------------      FAIR
DECEMBER 31, 2007                          COST        GAINS     LOSSES      VALUE
-------------------------------------   ----------   --------   -------   ----------
U.S. government                         $   33,619   $    470   $     1   $   34,088
Agencies not backed by the full faith
   and credit of the U.S. government        18,289      2,090        41       20,338
Foreign governments                          5,285        113        --        5,398
Corporate securities                     3,326,219     71,356    43,792    3,353,783
Asset-backed securities                    268,193      2,719     5,455      265,457
Mortgage-backed securities               2,362,580     37,529    25,045    2,375,064
                                        ----------   --------   -------   ----------
   Total fixed maturities                6,014,185    114,277    74,334    6,054,128
Equity securities - unaffiliated           493,747    120,536    14,623      599,660
                                        ----------   --------   -------   ----------
      Total                             $6,507,932   $234,813   $88,957   $6,653,788
                                        ==========   ========   =======   ==========

                                                      GROSS UNREALIZED
IN THOUSANDS                             AMORTIZED   ------------------      FAIR
DECEMBER 31, 2006                          COST        GAINS     LOSSES      VALUE
-------------------------------------   ----------   --------   -------   ----------
U.S. government                         $   26,962   $    539   $   249   $   27,252
Agencies not backed by the full faith
   and credit of the U.S. government        22,881      1,631        64       24,448
Foreign governments                          1,753         80        --        1,833
Corporate securities                     3,357,554     68,208    26,939    3,398,823
Asset-backed securities                    310,638      3,862     1,297      313,203
Mortgage-backed securities               1,543,580     21,337     3,909    1,561,008
                                        ----------   --------   -------   ----------
   Total fixed maturities                5,263,368     95,657    32,458    5,326,567
Equity securities - unaffiliated           576,887    152,183     3,263      725,807
                                        ----------   --------   -------   ----------
      Total                             $5,840,255   $247,840   $35,721   $6,052,374
                                        ==========   ========   =======   ==========

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                    GROSS UNREALIZED
IN THOUSANDS                            AMORTIZED   ----------------     FAIR
DECEMBER 31, 2007                         COST       GAINS    LOSSES     VALUE
-------------------------------------   ---------   -------   ------   --------
U.S. government                          $ 97,291   $10,642   $   --   $107,933
Agencies not backed by the full faith
   and credit of the U.S. government       34,466     1,221        2     35,685
Corporate securities                       19,028       165    1,349     17,844
Asset-backed securities                   102,588       755      177    103,166
Mortgage-backed securities                342,705     5,871    1,086    347,490
                                         --------   -------   ------   --------
   Total fixed maturities                 596,078    18,654    2,614    612,118
Equity securities - unaffiliated           50,335    16,209    4,879     61,665
                                         --------   -------   ------   --------
       Total                             $646,413   $34,863   $7,493   $673,783
                                         ========   =======   ======   ========

                                                      GROSS UNREALIZED
IN THOUSANDS                             AMORTIZED   -----------------      FAIR
DECEMBER 31, 2006                          COST       GAINS     LOSSES      VALUE
-------------------------------------   ----------   -------   -------   ----------
U.S. government                         $  100,177   $ 6,961   $   172   $  106,966
Agencies not backed by the full faith
   and credit of the U.S. government        49,303     1,146        70       50,379
Corporate securities                        81,885     1,558       695       82,748
Asset-backed securities                      5,645        32        --        5,677
Mortgage-backed securities               1,071,061     3,890    14,554    1,060,397
                                        ----------   -------   -------   ----------
   Total fixed maturities                1,308,071    13,587    15,491    1,306,167
Equity securities - unaffiliated            54,495    26,306     1,586       79,215
                                        ----------   -------   -------   ----------
      Total                             $1,362,566   $39,893   $17,077   $1,385,382
                                        ==========   =======   =======   ==========

     The amortized cost and fair value of fixed maturity securities at December 31, 2007, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                    AVAILABLE-FOR-SALE
                                            AVAILABLE-FOR-SALE      SECURITIES ON LOAN
                                         -----------------------   --------------------
                                          AMORTIZED      FAIR      AMORTIZED     FAIR
IN THOUSANDS                                COST         VALUE        COST       VALUE
--------------------------------------   ----------   ----------   ---------   --------
Due in one year or less                  $  135,357   $  136,193    $  4,185   $  4,198
Due after one year through five years     1,045,401    1,069,947      57,705     59,817
Due after five years through ten years    2,069,708    2,070,163      52,531     53,814
Due after ten years                         401,139      402,761     138,952    146,799
                                         ----------   ----------    --------   --------
                                          3,651,605    3,679,064     253,373    264,628
Mortgage-backed securities                2,362,580    2,375,064     342,705    347,490
                                         ----------   ----------    --------   --------
   Total                                 $6,014,185   $6,054,128    $596,078   $612,118
                                         ==========   ==========    ========   ========

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

IN THOUSANDS                                                        UNREALIZED
DECEMBER 31, 2007                           FAIR VALUE     COST       LOSSES
-----------------------------------------   ----------   --------   ----------
U.S. government securities
   Less than 12 months                       $    499    $    500     $     1
   Greater than 12 months                          --          --          --
Agencies not backed by the full faith and
   credit of the U.S. government
   Less than 12 months                          2,823       2,856          33
   Greater than 12 months                         429         437           8
Corporate securities
   Less than 12 months                        720,360     744,800      24,440
   Greater than 12 months                     552,978     572,330      19,352
Mortgage and asset-backed securities
   Less than 12 months                        379,584     401,644      22,060
   Greater than 12 months                     333,185     341,625       8,440
Equity securities - unaffiliated
     Less than 12 months                      114,705     126,577      11,872
     Greater than 12 months                    31,662      34,413       2,751
Private equity investments
     Less than 12 months                       37,610      42,041       4,431
     Greater than 12 months                    44,651      50,678       6,027


IN THOUSANDS                                                        UNREALIZED
DECEMBER 31, 2006                           FAIR VALUE     COST       LOSSES
-----------------------------------------   ----------   --------   ----------
U.S. government securities
   Less than 12 months                       $  8,345    $  8,449     $   104
   Greater than 12 months                       2,815       2,960         145
Agencies not backed by the full faith and
   credit of the U.S. government
   Less than 12 months                          6,442       6,498          56
   Greater than 12 months                       2,347       2,355           8
Corporate securities
   Less than 12 months                        620,378     626,600       6,222
   Greater than 12 months                     728,310     749,027      20,717
Mortgage and asset-backed securities
   Less than 12 months                        330,165     332,220       2,055
   Greater than 12 months                     337,796     340,947       3,151
Equity securities - unaffiliated
     Less than 12 months                       27,963      30,382       2,419
     Greater than 12 months                    33,104      33,948         844
Private equity investments
     Less than 12 months                       27,578      32,173       4,595
     Greater than 12 months                    44,387      54,710      10,323

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

IN THOUSANDS                                                       UNREALIZED
DECEMBER 31, 2007                           FAIR VALUE    COST       LOSSES
-----------------------------------------   ----------   -------   ----------
U.S. government securities
   Less than 12 months                        $    --    $    --     $   --
   Greater than 12 months                          --         --         --
Agencies not backed by the full faith and
   credit of the U.S. government
   Less than 12 months                          2,073      2,075          2
   Greater than 12 months                          --         --         --
Corporate securities
   Less than 12 months                          6,781      7,604        823
   Greater than 12 months                       4,737      5,263        526
Mortgage and asset-backed securities
   Less than 12 months                         70,912     71,384        472
   Greater than 12 months                      91,095     91,886        791
Equity securities - unaffiliated
     Less than 12 months                       12,849     16,418      3,569
     Greater than 12 months                     1,375      2,685      1,310

IN THOUSANDS                                                        UNREALIZED
DECEMBER 31, 2006                           FAIR VALUE     COST       LOSSES
-----------------------------------------   ----------   --------   ----------
U.S. government securities
     Less than 12 months                      $ 23,694   $ 23,817     $   123
     Greater than 12 months                      3,732      3,781          49
Agencies not backed by the full faith and
   credit of the U.S. government
   Less than 12 months                           5,639      5,648           9
   Greater than 12 months                       11,417     11,478          61
Corporate securities
   Less than 12 months                           8,136      8,192          56
   Greater than 12 months                       25,651     26,290         639
Mortgage and asset-backed securities
   Less than 12 months                         211,358    213,139       1,781
   Greater than 12 months                      530,637    543,410      12,773
Equity securities - unaffiliated
     Less than 12 months                         7,000      8,163       1,163
     Greater than 12 months                        987      1,410         423

     Unrealized losses on fixed maturity securities are both interest and credit related and management has the ability and the intent to hold until recovery of amortized costs and the security is expected to recover within a reasonable period of time. For equity securities, outside research supports target prices for the holdings that will return the securities to original cost or higher within a reasonable time. For private equity securities, unrealized losses are generally due to heavy initial expenses and capital calls typical of newly developed funds.

     At December 31, 2007 and 2006, no specific mortgage loans were considered impaired. As of December 31, 2007 and 2006, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. Provisions for credit losses or charge-offs for the years ended December 31, 2007, 2006, and 2005 were zero.

     The Company did not collect any interest income on impaired mortgages in 2007, 2006, or 2005.

     At December 31, 2007 and 2006, fixed maturity securities and cash equivalents with a carrying value of $18,033,000 and $13,690,000, respectively, were on deposit with various regulatory authorities as required by law.

(6)  VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2007 and 2006, the Company had identified one VIE for which it was the primary beneficiary. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2007 and 2006 were $5,172,000 and $5,269,000, respectively and are included in other invested assets on the consolidated balance sheets.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated, as detailed below:

IN THOUSANDS                                     MAXIMUM
DECEMBER 31, 2007            TOTAL ASSETS   EXPOSURE TO LOSS
--------------------------   ------------   ----------------
Private equity investments      $50,048          $32,999
Other invested assets             2,286            2,286

IN THOUSANDS                                     MAXIMUM
DECEMBER 31, 2006            TOTAL ASSETS   EXPOSURE TO LOSS
--------------------------   ------------   ----------------
Private equity investments      $44,673          $38,205
Other invested assets             2,286            2,286

(7)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

IN THOUSANDS                            2007       2006
-----------------------------------   --------   --------
Direct installment loans              $212,965   $193,509
Retail installment notes                32,608     29,941
Accrued interest                         3,928      3,537
                                      --------   --------
   Gross receivables                   249,501    226,987
Unearned finance charges               (61,116)   (54,769)
Allowance for uncollectible amounts    (10,067)    (9,227)
                                      --------   --------
      Finance receivables, net        $178,318   $162,991
                                      ========   ========

     Direct installment loans, at December 31, 2007 and 2006, consisted of $145,969,000 and $132,776,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $11,882,000 and $11,445,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2007 were as follows:

IN THOUSANDS
------------
2008                                                               $ 22,275
2009                                                                 57,675
2010                                                                 88,427
2011                                                                 16,720
2012                                                                  1,005
2013 and thereafter                                                   2,283
                                                                   --------
   Total finance receivables, net of unearned finance charges       188,385
Allowance for uncollectible amounts                                 (10,067)
                                                                   --------
      Finance receivables, net                                     $178,318
                                                                   ========

     During the years ended December 31, 2007, 2006 and 2005, principal cash collections of direct installment loans were $74,751,000, $71,630,000 and $64,880,000, respectively, and the percentages of these cash collections to average net balances were 51%, 54% and 53%, respectively. Retail installment notes' principal cash collections were $37,987,000, $32,941,000 and $34,161,000, respectively, and the percentages of these cash collections to average net balances were 146%, 145% and 163% for the years ended 2007, 2006 and 2005, respectively.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2007 and 2006 was 5.3% and 5.4%, respectively.

     Changes in the allowance for losses for the years ended December 31 were as follows:

IN THOUSANDS                     2007      2006      2005
------------                   -------   ------    --------
Balance at beginning of year   $ 9,227   $ 8,292   $  7,878
Provision for credit losses      7,018     5,890      8,444
Charge-offs                     (9,741)   (8,183)   (11,346)
Recoveries                       3,549     3,228      3,316
Allowance on bulk purchases         14        --         --
                               -------   -------   --------
Balance at end of year         $10,067   $ 9,227   $  8,292
                               =======   =======   ========

     At December 31, 2007 and 2006, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2007 and 2006 and the related allowance for losses were as follows:

                                      INSTALLMENT
IN THOUSANDS                             LOANS
------------                          ----------
Balances at December 31, 2007             $143
Related allowance for credit losses       $ 93
Balances at December 31, 2006             $157
Related allowance for credit losses       $ 93

     All loans deemed to be impaired are placed on non-accrual status. Interest income on impaired loans is recognized on a cash basis. The average balance of impaired loans during the years ended December 31, 2007 and 2006 was $149,000 and $172,000, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2007 or 2006.

     The net investment in receivables on which the accrual of finance charges and interest was suspended at and which are being accounted for on a cash basis at December 31, 2007 and 2006 was $21,706,000 and $18,834,000,
     respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2007 and 2006.

(8)  INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

IN THOUSANDS                                            2007      2006      2005
------------                                          -------   -------   -------
Computed tax expense                                  $96,935   $86,542   $95,523
Difference between computed and actual tax expense:
   Dividends received deduction                       (10,734)  (10,992)   (6,943)
   Tax credits                                         (6,532)   (2,793)   (2,426)
   Expense adjustments and other                        1,475    (1,105)    1,491
                                                      -------   -------   -------
      Total tax expense                               $81,144   $71,652   $87,645
                                                      =======   =======   =======

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability at December 31 were as follows:

IN THOUSANDS                                                  2007       2006
------------                                                --------   --------
Deferred tax assets:
   Policyholder liabilities                                 $  6,357   $  1,493
   Pension and postretirement benefits                        36,747     27,374
   Tax deferred policy acquisition costs                     112,439    105,972
   Deferred gain on individual disability coinsurance         12,171     13,597
   Net realized capital losses                                82,527     77,268
   Ceding commissions and goodwill                             6,226      7,837
   Other                                                       7,334      6,517
                                                            --------   --------
      Gross deferred tax assets                              263,801    240,058
   Less valuation allowance                                       (6)      --
                                                            --------   --------
      Deferred tax assets, net of valuation allowance        263,795    240,058
Deferred tax liabilities:
      Deferred policy acquisition costs                      249,169    242,255
      Premiums                                                28,876     27,184
      Real estate and property and equipment depreciation      7,222      7,473
      Basis difference on investments                         39,855     40,314
      Net unrealized capital gains                            85,335     96,077
      Other                                                   13,450     11,268
                                                            --------   --------
      Gross deferred tax liabilities                         423,907    424,571
                                                            --------   --------
         Net deferred tax liability                         $160,112   $184,513
                                                            ========   ========

     The Company has recorded a valuation allowance as of December 31, 2007 related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state operating loss carryforwards will not be realized. A valuation allowance was not held as of December 31, 2006.

     At December 31, 2007, state net operating loss carryforwards were $895,000 and will expire beginning in 2016.

     The increase in deferred tax asset valuation allowance for the years ended December 31, 2007, 2006, and 2005, were $6,000, $0 and $0, respectively.

     Income taxes paid for the years ended December 31, 2007, 2006, and 2005, were $76,551,000, $70,018,000 and $75,756,000, respectively.

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

IN THOUSANDS                                                 2007
------------                                               -------
Balance at beginning of year, after adoption of FIN 48     $14,938
Additions based on tax positions related to current year     5,303
Additions for tax positions of prior years                   2,227
Reductions for tax positions of prior years                 (2,277)
                                                           -------
   Balance at end of year                                  $20,191
                                                           =======

     Included in the balance of unrecognized tax benefits at December 31, 2007 are potential benefits of $6,374,000 that, if recognized, would affect the effective tax rate on income from operations.

     Upon adoption of FIN 48, the Company classifies all interest and penalties related to tax uncertainties as income tax expense. Prior to adoption, interest was classified as general operating expense. As of December 31, 2007, accrued interest and penalties of $1,385,000 are recorded as current income tax liability on the consolidated balance sheets and $858,000 is recognized as a current income tax expense on the consolidated statements of operations.

     At December 31, 2007, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

     In December 2006, the Internal Revenue Service (IRS) completed their audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2003 and 2004. The Company accrued for its applicable share of the taxes assessed as a result of the audit. In May 2007, the audit was re-opened by the Congressional Joint Committee on Taxation for a specific industry-wide issue and is expected to close in 2008. The consolidated tax returns for 2005 and 2006 are expected to be under examination by the IRS beginning in 2008. The consolidated tax return for 2007 is expected to be under examination by the IRS after it is filed. The Company believes that any additional taxes refunded or assessed as a result of these examinations will not have a material effect on its financial position.

(9)  EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. In 2008, the Company expects to contribute $21,000,000 to its non-contributory defined benefit plans, which is expected to exceed the amount required to meet minimum funding requirements, currently estimated to be zero. In addition, it may contribute additional tax deductible amounts.

     The Company has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans, and a non-contributory defined benefit plan which provides certain agents with benefits.

     The Company also has postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has a 401(h) account through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute $5,600,000 to the 401(h) account in 2008, and may contribute additional tax deductible amounts.

     The measurement date for the majority of the Company's pension and other postretirement plans other than pensions is December 1.

     As described in note 4, the Company adopted FAS 158 on December 31, 2007. The adoption of FAS 158 required the recognition of the funded status of pension and other postretirement plans on the consolidated balance sheets and eliminated the requirement to recognize a minimum pension liability as a component of accumulated other comprehensive income. Upon adoption of FAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of net actuarial losses, prior service costs and the remaining amount of net transition obligation that had not yet been included in net periodic benefit cost. The following table summarizes the adjustments to the December 31, 2007 consolidated balance sheet as a result of adopting FAS 158:

                                                 BEFORE ADOPTION   ADOPTION OF   AFTER ADOPTION
                                                    OF FAS 158       FAS 158       OF FAS 158
                                                 ---------------   -----------   --------------
Other assets:
   Prepaid pension asset                             $ 46,708       $(23,882)       $ 22,826
   Intangible asset                                        27            (27)             --
Other liabilities:
   Accrued benefit cost - pension                     (44,430)       (14,822)        (59,252)
   Accrued benefit cost - other postretirement
      plans                                           (58,751)         4,021         (54,730)
Accumulated other comprehensive income                 (4,563)       (34,710)        (39,273)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                             PENSION BENEFITS        OTHER BENEFITS
                                           --------------------   -------------------
IN THOUSANDS                                 2007        2006       2007       2006
----------------------------------------   --------   ---------   --------   --------
Change in benefit obligation:
Benefit obligation at beginning of year    $448,102   $ 398,118   $ 63,196   $ 66,761
Service cost                                 18,528      16,260      2,385      1,845
Interest cost                                25,878      22,307      3,665      2,914
Amendments                                      (96)     (5,940)        --    (14,165)
Actuarial (gain) loss                       (33,629)     26,107     (5,487)     8,290
Benefits paid                                (9,410)     (8,750)    (1,702)    (2,449)
                                           --------   ---------   --------   --------
Benefit obligation at end of year          $449,373   $ 448,102   $ 62,057   $ 63,196
                                           ========   =========   ========   ========
Change in plan assets:
Fair value of plan assets at beginning
   of year                                 $333,565   $ 289,179   $  4,924   $  4,377
Actual return on plan assets                 28,599      41,737        339        456
Employer contribution                        40,193      11,399      3,766      2,540
Benefits paid                                (9,410)     (8,750)    (1,702)    (2,449)
                                           --------   ---------   --------   --------
Fair value of plan assets at end of year   $392,947   $ 333,565   $  7,327   $  4,924
                                           ========   =========   ========   ========
Net amount recognized:
Funded status                              $(56,426)  $(114,537)  $(54,730)  $(58,272)
Unrecognized net actuarial loss                  --      91,082         --     13,973
Unrecognized transition obligation               --         548         --         --
Unrecognized prior service credit                --      (3,959)        --    (13,026)
Contributions after measurement date         20,000      37,523         --         --
                                           --------   ---------   --------   --------
Net amount recognized                      $(36,426)  $  10,657   $(54,730)  $(57,325)
                                           ========   =========   ========   ========
Amounts recognized on the consolidated
   balance sheets:
Prepaid benefit cost                       $ 22,826   $  45,492   $     --    $    --
Accrued benefit cost                        (59,252)    (40,827)   (54,730)   (57,325)
Intangible asset                                 --          41         --         --
Accumulated other comprehensive income           --       5,951         --         --
                                           --------   ---------   --------   --------
Net amount recognized                      $(36,426)  $  10,657   $(54,730)  $(57,325)
                                           ========   =========   ========   ========
Amounts recognized in accumulated
   other comprehensive income:
Prior service benefit                      $  3,613   $      --   $ 11,887   $     --
Net actuarial loss                          (46,906)         --     (7,866)        --
Minimum pension liability and intangible
   asset                                         --      (5,951)        --         --
                                           --------   ---------   --------   --------
Accumulated other comprehensive income
   at end of year                          $(43,293)  $  (5,951)  $  4,021   $     --
                                           ========   =========   ========   ========

                                              PENSION BENEFITS      OTHER BENEFITS
                                            -------------------   -----------------
IN THOUSANDS                                  2007       2006       2007      2006
-----------------------------------------   --------   --------   -------   -------
Accumulated benefit obligation              $332,870   $327,418   $62,057   $63,196
Plans with accumulated benefit obligation
 in excess of plan assets:
Projected benefit obligation                $ 87,887   $ 81,600
Accumulated benefit obligation                71,473     67,004
Fair value of plan assets                     29,757     28,254
Minimum pension liability                         --     38,750
Increase in minimum liability included in
 other comprehensive income                       --      3,380
Weighted average assumptions used to
 determine benefit obligations:
Discount rate                                   6.40%      5.69%     6.37%     5.71%
Rate of compensation increase                   5.71%      5.71%       --        --

IN THOUSANDS
Components of net periodic benefit cost:
Service cost                                $ 18,528   $ 16,260   $ 2,385   $ 1,845
Interest cost                                 25,878     22,307     3,665     2,914
Expected return on plan assets               (25,625)   (21,192)     (411)     (375)
Transition obligation amortization               548        548        --        --
Prior service benefit amortization              (443)       (77)   (1,139)   (1,138)
Recognized net actuarial loss                  7,573      5,607       692        18
                                            --------   --------   -------   -------
Net periodic benefit cost                   $ 26,459   $ 23,453   $ 5,192   $ 3,264
                                            ========   ========   =======   =======

     The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2008 are $443,000 and $2,716,000, respectively. The estimated prior service credit and net actuarial loss for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2008 are $1,139,000 and $221,000, respectively.

                                           PENSION BENEFITS   OTHER BENEFITS
                                           ----------------   --------------
                                              2007   2006      2007   2006
                                              ----   ----      ----   ----
Weighted average assumptions used to
   determine net periodic benefit costs:
Discount rate                                 5.69%  5.76%     5.71%  5.79%
Expected long-term return on plan assets      7.80%  7.83%     7.00%  7.00%
Rate of compensation increase                 5.71%  5.95%       --     --

     Estimated future benefit payments for pension and other postretirement benefits:

                PENSION     OTHER    MEDICARE
IN THOUSANDS   BENEFITS   BENEFITS    SUBSIDY
------------   --------   --------   --------
2008           $ 10,565    $ 1,861     $ 82
2009             11,895      2,052       92
2010             13,163      2,239      100
2011             14,557      2,425      110
2012             16,195      2,605      126
2013 - 2017     103,469     16,765      841

     For measurement purposes, a 7.5% and 8.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2007 and 2006, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

     Prior to adoption of FAS No. 158 on December 31, 2007, the Company recorded an additional minimum liability of $4,590,000 and $5,992,000 as of December 31, 2007, and 2006, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair value of plan assets and accrued amounts previously recorded. The additional minimum liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset was $41,000 at December 31, 2006 and is included in other assets on the consolidated balance sheets.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2007 and 2006. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2007 by $7,957,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2007 by $811,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2007 by $6,593,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2007 by $668,000.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                    2007   2006
                                    ----   ----
Equity securities                    58%    56%
Debt securities                      35%    34%
Insurance company general account     7%    10%

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit: (1) the volatility of returns to a level which will keep the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2007, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                   51% to 69%
Debt securities                     22% to 41%
Insurance company general account    8% to 11%
Other                                0% to  2%

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 50% equity securities and 50% debt securities. The target asset allocation as of December 31, 2007 is 50% equity securities and 50% debt securities.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2007, 2006, and 2005 of $11,603,000, $10,970,000 and $9,477,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(10) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

IN THOUSANDS                         2007       2006       2005
--------------------------------   --------   --------   --------
Balance at January 1               $599,610   $584,771   $575,431
   Less: reinsurance recoverable    523,490    507,076    496,450
                                   --------   --------   --------
Net balance at January 1             76,120     77,695     78,981
                                   --------   --------   --------
Incurred related to:
   Current year                      72,665     68,017     53,215
   Prior years                       (1,467)     1,098        263
                                   --------   --------   --------
Total incurred                       71,198     69,115     53,478
                                   --------   --------   --------
Paid related to:
   Current year                      42,755     37,453     22,849
   Prior years                       31,619     33,237     32,765
                                   --------   --------   --------
Total paid                           74,374     70,690     55,614
                                   --------   --------   --------
Transfer of subsidiary balance           --         --        850
Disposition of subsidiary              (500)        --         --
                                   --------   --------   --------
Net balance at December 31           72,444     76,120     77,695
   Plus: reinsurance recoverable    530,178    523,490    507,076
                                   --------   --------   --------
Balance at December 31             $602,622   $599,610   $584,771
                                   ========   ========   ========

(10) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred decreased by $1,467,000 in 2007 and increased $1,098,000 and $263,000 in
     2006, and 2005, respectively, which includes the amortization of discount on individual accident and health claim reserves of $68,000, $63,000, and $82,000 in 2007, 2006, and 2005, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(11) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

IN THOUSANDS             2007         2006          2005
------------          ----------   ----------   ----------
Direct premiums       $1,226,867   $1,086,913   $1,002,353
Reinsurance assumed      419,933      374,505      310,515
Reinsurance ceded       (178,809)    (152,479)    (129,032)
                      ----------   ----------   ----------
   Net premiums       $1,467,991   $1,308,939   $1,183,836
                      ==========   ==========   ==========

Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $164,063,000, $142,801,000 and $119,630,000 during 2007, 2006, and 2005, respectively.

On March 7, 2006, the Company entered into a coinsurance agreement with American United Life Insurance Company whereby group life and accident and health accounts representing 1,030 group contracts with associated policy and claim liabilities of approximately $33,256,000 were transferred to the Company effective May 1, 2006 along with assets of $19,607,000. The Company paid a ceding commission in exchange for the liability transfer. Including the ceding commission, total expenses of $13,933,000 were capitalized and included within deferred policy acquisition costs on the consolidated balance sheets. This amount is being amortized over the life of the underlying block of policies included in the coinsurance agreement.

(12) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2007, 2006 or 2005.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

(12) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following variable annuity contracts with guarantees:

IN THOUSANDS                                                2007         2006
------------                                             ----------   ----------
Return of net deposits:
   In the event of death
      Account value                                      $1,966,562   $1,731,681
      Net amount at risk                                 $    3,867   $    4,582
      Average attained age of contractholders                  51.2         51.3
   As withdrawals are taken
      Account value                                      $  296,165   $  148,249
      Net amount at risk                                 $      635   $        5
      Average attained age of contractholders                  61.7         61.5
Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $  141,756   $  119,910
      Net amount at risk                                 $    1,840   $       --
      Average attained age of contractholders                  57.3         57.4
   At annuitization
      Account value                                      $  317,320   $  255,292
      Net amount at risk                                 $       --   $       --
      Weighted average period remaining until expected
         annuitization (in years)                               7.8          8.4
Highest specified anniversary account value:
   In the event of death
      Account value                                      $  649,088   $  569,163
      Net amount at risk                                 $    4,703   $    3,801
      Average attained age of contractholders                  52.0         52.0
Guaranteed payout annuity floor:
   Account value                                         $   73,820   $   80,272
   Net amount at risk                                    $        7   $        7
   Average attained age of contractholders                     68.3         67.5

(12) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

IN THOUSANDS                                         2007          2006
                                                -----------   -----------
Account value (general and separate accounts)   $ 2,566,056   $ 2,258,797
Net amount at risk                              $36,423,948   $35,694,634
Average attained age of policyholders                  47.0          46.0

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2007 are:

                                     MINIMUM           GUARANTEED      UNIVERSAL
                                 GUARANTEED DEATH        PAYOUT         LIFE AND
IN THOUSANDS                   AND INCOME BENEFITS   ANNUITY FLOOR   VARIABLE LIFE
----------------------------   -------------------   -------------   -------------
Balance at beginning of year          $  714            $5,816          $ 7,200
Incurred guarantee benefits              891             2,211           10,617
Paid guaranteed benefits                (104)              (70)          (5,751)
                                      ------            ------          -------
Balance at end of year                $1,501            $7,957          $12,066
                                      ======            ======          =======

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2006 are:

                                     MINIMUM           GUARANTEED      UNIVERSAL
                                GUARANTEED DEATH         PAYOUT         LIFE AND
IN THOUSANDS                   AND INCOME BENEFITS   ANNUITY FLOOR   VARIABLE LIFE
                               -------------------   -------------   -------------
Balance at beginning of year          $ 355             $ 8,354         $ 3,064
Incurred guarantee benefits             596              (2,394)          8,522
Paid guaranteed benefits               (237)               (144)         (4,386)
                                      -----             -------         -------
Balance at end of year                $ 714             $ 5,816         $ 7,200
                                      =====             =======         =======

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor benefits are considered to be derivatives under FAS 133 and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

(12) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The following assumptions and methodology were used to determine the minimum guaranteed death benefit liability on variable annuities at December 31, 2007 and 2006 (except where noted otherwise):

          - For 2007, data was compiled from 1,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using all of these scenarios.

          - For 2006, data was compiled from 10,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using a sampling of these scenarios.

          - Mean investment performance was 9.14% and 9.68% for 2007 and 2006, respectively, and is consistent with DAC projections over a 10 year period.

          - Annualized monthly standard deviation was 15.28% and 14.28% for 2007 and 2006, respectively.

          -    Assumed mortality was 100% of the 1983a table.

          - Lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.

          - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2007 and 2006 (except where noted otherwise):

          -    Separate account investment performance assumption was 8%.

          -    Assumed mortality was 100% of pricing levels.

          -    Lapse rates varied by policy duration, ranging from 2% to 9%.

          -    General account discount rate was 5.0% for 2007 and 2006.

          -    Separate account discount rate was 7.73% for 2007 and 2006.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

               VARIABLE ANNUITY CONTRACTS   VARIABLE LIFE CONTRACTS
               --------------------------   -----------------------
IN THOUSANDS       2007           2006         2007         2006
------------   ------------   -----------   ----------   ----------
Equity          $1,907,397     $1,699,138   $1,715,573   $1,505,776
Bond               346,938        277,878      127,669      108,476
Balanced           305,451        249,131      211,332      184,714
Money market        68,508         48,441       37,463       38,809
Mortgage           124,606        124,236       63,253       61,504
Real estate         78,326        102,202       44,140       51,913
                ----------     ----------   ----------   ----------
   Total        $2,831,226     $2,501,026   $2,199,430   $1,951,192
                ==========     ==========   ==========   ==========

(13) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2007 and 2006, the liability associated with unremitted premiums payable was $15,194,000 and $12,888,000, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2007 and 2006, the Company had restricted the use of $15,194,000 and $12,888,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(14) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2007 and 2006, the approved accrued interest was $3,008,000. At December 31, 2007 and 2006, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2007 and 2006, accumulated amortization was $545,000 and $497,000, respectively.

     At December 31, 2007, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2008, $0; 2009, $0; 2010, $0; 2011, $0; 2012, $0; thereafter $125,000,000.

     Interest paid on the notes for the years ended December 31, 2007, 2006 and 2005, was $10,367,000, $10,402,000 and $10,325,000, respectively.

(15) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2007 and 2006. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, private equity investments and derivatives. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for policy loans, cash and cash equivalents, and finance receivables approximate the assets' fair values. The fair values of securities lending collateral assets and liabilities are based on quoted market prices.

     The interest rates on the finance receivables outstanding as of December 31, 2007 and 2006, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying amounts of finance receivables outstanding as of December 31, 2007 and 2006, approximate the fair values for those respective dates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2007 and 2006 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                               2007                        2006
                                    -------------------------   -------------------------
                                      CARRYING        FAIR        CARRYING        FAIR
IN THOUSANDS                           AMOUNT        VALUE         AMOUNT        VALUE
---------------------------------   -----------   -----------   -----------   -----------
Fixed maturity securities           $ 6,054,128   $ 6,054,128   $ 5,326,567   $ 5,326,567
Equity securities                       599,660       599,660       725,807       725,807
Mortgage loans, net                   1,247,183     1,263,148     1,133,784     1,147,210
Finance receivables, net                178,318       178,318       162,991       162,991
Policy loans                            321,063       321,063       297,312       297,312
Private equity investments              410,649       410,649       325,619       325,619
Fixed maturity securities on loan       612,118       612,118     1,306,167     1,306,167
Equity securities on loan                61,665        61,665        79,215        79,215
Derivative instruments                   11,584        11,584        23,886        23,886
Cash and cash equivalents               265,921       265,921       165,075       165,075
Securities held as collateral           683,004       683,004     1,430,984     1,430,984
Separate account assets              13,715,402    13,715,402    12,272,433    12,272,433
                                    -----------   -----------   -----------   -----------
     Total financial assets         $24,160,695   $24,176,660   $23,249,840   $23,263,266
                                    ===========   ===========   ===========   ===========

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                             2007                        2006
                                  -------------------------   -------------------------
                                    CARRYING        FAIR        CARRYING        FAIR
IN THOUSANDS                         AMOUNT        VALUE         AMOUNT        VALUE
-------------------------------   -----------   -----------   -----------   -----------
Deferred annuities                $ 1,885,096   $ 1,878,689   $ 1,950,751   $ 1,944,537
Annuity certain contracts              56,110        56,878        58,865        60,057
Other fund deposits                 1,285,747     1,285,275     1,245,959     1,238,361
Supplementary contracts without
   life contingencies                  48,274        48,274        49,844        49,844
Notes payable                         125,000       127,132       125,000       127,084
Securities lending collateral         693,048       693,048     1,430,984     1,430,984
Separate account liabilities       13,715,402    13,715,402    12,272,433    12,272,433
                                  -----------   -----------   -----------   -----------
   Total financial liabilities    $17,808,677   $17,804,698   $17,133,836   $17,123,300
                                  ===========   ===========   ===========   ===========

(16) BUSINESS COMBINATIONS

     Effective June 1, 2004, the Company completed the acquisition of Allied Solutions, LLC (Allied), a privately held independent distributor of credit union insurance and financial services products. The acquisition was accounted for under the purchase method of accounting as required by FASB Statement No. 141, BUSINESS COMBINATIONS (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value.

     As part of the Allied purchase agreement, the Company agreed to pay $21,500,000 at closing and additional payments up to $20,072,000 in future periods based on the fulfillment of certain requirements and the attainment defined operating objectives. Of the initial $21,500,000 paid at closing, $13,592,000 was assigned to intangible assets and $(2,691,000) was determined to be the net fair value of acquired assets and liabilities. The remaining $10,599,000 of initial purchase price was allocated to goodwill.

     Of the $13,592,000 of value assigned to intangible assets, $2,146,000 was assigned to non-compete covenants specified in the purchase agreement to be amortized over a three-year period on a straight-line basis. The remaining assignment of intangible asset relates to the purchased customer/client relationships existing at the date of acquisition. The assigned value of $11,446,000 was supported through a discounted cash flow analysis that estimated the value and the useful life of the intangibles. These intangible assets are amortized on a straight line basis, over the estimated useful life of the underlying customer/client relationships, which ranges from three to ten years.

     The Company paid an additional $1,000,000 in 2005 when a contractual obligation was met by the sellers. This payment resulted in an increase to goodwill.

     In connection with the acquisition of Allied, the Company agreed to pay additional consideration in future periods, based on either the fulfillment of certain requirements or the attainment of defined operating objectives. In accordance with FASB Statement No. 141, BUSINESS COMBINATIONS (FAS 141), the Company did not accrue contingent consideration obligations prior to the attainment of the objectives. During 2006, certain operating objectives were attained by Allied, which made it determinable beyond a reasonable doubt at December 31, 2006 that the Company would have to pay at least $13,572,000 of the $19,072,000 maximum potential payout pursuant to the purchase agreement. As a result, the Company recorded an additional $13,572,000 of goodwill and a corresponding liability as of December 31, 2006 on the consolidated balance sheets. In 2007, it was determined that Allied had attained all of the requirements and objectives stipulated in the purchase agreement in order to receive the maximum potential payout of contingent consideration. As a result, the Company recorded the remaining contingent consideration of $5,500,000 as additional goodwill and paid the sellers the entire $19,072,000 of contingent consideration.

(17) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2007      2006
----------------------------   -------   -------
Balance at beginning of year   $25,171   $11,599
Additions                        5,500    13,572
                               -------   -------
Balance at end of year         $30,671   $25,171
                               =======   =======

     Annual impairment testing of goodwill was completed in 2007. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2007 resulted in no impairment losses.

     The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2007      2006
----------------------------   -------   -------
Balance at beginning of year   $ 7,281   $ 9,453
Acquisitions                        --       775
Amortization                    (2,420)   (2,947)
                               -------   -------
Balance at end of year         $ 4,861   $ 7,281
                               =======   =======

     The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2006 included a non-compete agreement amortizable on a straight-line basis over three years and a customer list amortizable over its assigned economic useful life. The remaining intangible assets consist of a non-compete agreement and customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The non-compete agreement is amortized on a straight-line basis over three years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2007 or 2006.

     Intangible asset amortization expense for 2007, 2006 and 2005 in the amount of $2,420,000, $2,947,000 and $3,058,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2008, $1,997,000; 2009, $1,044,000; 2010,
     $438,000; 2011, $404,000; 2012, $404,000.

(18) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $13,608,000, $13,137,000 and $12,913,000 during 2007, 2006 and 2005, respectively. As of
     December 31, 2007 and 2006, the amount due to Advantus under these agreements was $3,975,000 and $3,679,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $4,329,000, $4,235,000 and $4,216,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2007, 2006 and 2005, the amounts transferred were $14,775,000, $13,699,000, and
     $13,054,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2007 and 2006, the amount payable to the Company was $11,917,000 and $10,486,000, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2007, 2006, and 2005 were $52,352,000, $48,565,000 and $44,468,000, respectively.

     In 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2007, 2006 and 2005 for this policy and paid claims totaling $1,850,000 in 2007. No claims were paid during 2006 and 2005. As of December 31, 2007 and 2006, reserves held under this policy were $17,506,000 and $15,533,000, respectively.

(19) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of comprehensive income (loss) and related tax effects, other than net income are illustrated below:

IN THOUSANDS                                                2007       2006        2005
-------------------------------------------------------   --------   --------   ---------
Other comprehensive income (loss), before tax:
   Unrealized gains (losses) on securities                $ 36,661   $ 68,829   $(119,991)
      Reclassification adjustment for
         (gains) losses included in net income             (66,086)   (52,470)    (65,935)
   Adjustment to deferred policy acquisition costs          (2,410)     9,184      47,057
   Adjustment to reserves                                   (2,673)     8,555      20,685
   Adjustment to unearned policy and contract fees             754     (1,131)     (7,794)
   Adjustment to pension and other postretirement plans      1,389     (3,380)     (1,343)
                                                          --------   --------   ---------
                                                           (32,365)    29,587    (127,321)
   Income tax expense (benefit) related to items of
      other comprehensive income                            13,289    (11,462)     44,406
                                                          --------   --------   ---------
   Other comprehensive income (loss), net of tax          $(19,076)  $ 18,125   $ (82,915)
                                                          ========   ========   =========

     The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

IN THOUSANDS                                              2007       2006
----------------------------------------------------   ---------   --------
Gross unrealized gains                                 $ 351,438   $341,570
Gross unrealized losses                                 (106,908)   (67,615)
Adjustment to deferred policy acquisition costs           (9,813)    (7,358)
Adjustment to reserves                                   (17,713)   (15,040)
Adjustment to unearned policy and contract fees            2,096      1,328
Adjustment to pension and other postretirement plans     (39,273)    (5,951)
                                                       ---------   --------
                                                         179,827    246,934
Deferred federal income taxes                            (63,254)   (88,703)
                                                       ---------   --------
   Net accumulated other comprehensive income          $ 116,573   $158,231
                                                       =========   ========

(20) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During 2007, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $10,500,000. Additionally, the Company declared and paid a dividend in the form of an investment in common stock to Securian Financial Group, Inc. totaling $5,000,000 and the Company declared and paid a dividend in the form of an investment in preferred stock to Securian Financial Group, Inc. totaling $400,000. During 2006, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $65,000,000. Additionally, the Company declared and paid a dividend in the form of an investment in preferred stock to Securian Financial Group, Inc. totaling $805,000. During 2005, the Company declared and paid cash dividends to Securian Financial Group, Inc. totaling $12,500,000.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2007 statutory results, the maximum amount available for the payment of dividends during 2008 by Minnesota Life Insurance Company without prior regulatory approval is $181,807,000.

     During 2007, Securian Financial Group, Inc. contributed capital to the Company in the amount of $14,000,000. This contribution was made in the form of cash. During 2005, Securian Financial Group, Inc. contributed capital to the Company in the amount of $6,900,000. This contribution was made in the form of cash. Additionally, during 2005, Securian Financial Group, Inc. contributed capital to the Company in the amount of $13,568,000, representing the affiliated stock of Securian Life Insurance Company.

(21) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Many regulators, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in those types of insurance products offered by the Company. The Company has cooperated with these requests. Information requests from the SEC with respect to investigations into late trading and market timing were responded to by the Company and its affiliates and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in connection with these requests.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2007 and 2006, these securities were reported at fair value of $10,912,000 and $24,646,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $236,489,000 as of December 31, 2007. The Company estimates that $78,000,000 of these commitments will be invested in 2008, with the remaining $158,489,000 invested over the next four years.

     As of December 31, 2007, the Company had committed to purchase mortgage loans totaling $14,700,000 but had not completed the purchase transactions.

     As of December 31, 2007, the Company had committed to purchase corporate bonds totaling $5,850,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2008, $11,267,000; 2009, $11,267,000; 2010, $11,267,000; 2011, $11,267,000;
     2012, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2008, $739,000; 2009, $727,000; 2010, $575,000; 2011, $421,000; 2012, $247,000.
     Lease expense net of sub-lease income for the years ended December 31, 2007, 2006 and 2005 was $8,670,000, $8,558,000, and $8,910,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2008, $3,099,000; 2009, $3,227,000; 2010, $2,334,000; 2011, $1,422,000; 2012, $1,076,000.

     At December 31, 2007, the Company had guaranteed the payment of $71,300,000 policyholder dividends and discretionary amounts payable in 2008. The Company has pledged fixed maturity securities, valued at $83,833,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2007 and 2006 the assets held in trust were $632,083,000 and $625,898,000, respectively. These assets are not reflected in the accompanying consolidated balance sheets.

     The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2007 and 2006 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,611,000 and $1,529,000 as of December 31, 2007 and 2006, respectively. These assets are being amortized over a five-year period.

     Occasionally, the Company will enter into arrangements where by certain lease obligations related to general agents' office space are guaranteed. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves have either been over or under provided for, an exchange of the difference is required by the agreement. Management reevaluates this exposure each accounting period. A liability of $2,008,000 and $1,008,000 was included in other liabilities on the consolidated balance sheets at December 31, 2007 and 2006 respectively. The Company is expected to settle the reserve difference with the buyer in 2008.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2009. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2007 was approximately $1,780,000.

(22) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 20 for discussion of statutory dividend limitations.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income of $186,648,000 in 2007, $172,804,000 in 2006, and $159,919,000 in 2005.
     Statutory surplus of these operations was $1,818,067,000 and $1,710,884,000 as of December 31, 2007 and 2006, respectively.

(23) SUBSEQUENT EVENTS

     In February 2008, the Company declared and paid a cash dividend to SFG in the amount of $20,000,000.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                 (In thousands)

                                                                                  AS SHOWN
                                                                                   ON THE
                                                                  MARKET        CONSOLIDATED
TYPE OF INVESTMENT                                  COST (3)       VALUE     BALANCE SHEET (1)
                                                   ----------   ----------   -----------------
Fixed maturity securities
   U.S. government                                 $   33,619   $   34,088       $   34,088
   Agencies not backed by the full faith and
      credit of the U.S. government                    18,289       20,338           20,338
   Foreign governments                                  5,285        5,398            5,398
   Public utilities                                   505,413      518,355          518,355
   Asset-backed securities                            268,193      265,457          265,457
   Mortgage-backed securities                       2,362,580    2,375,064        2,375,064
   All other corporate fixed maturity securities    2,820,806    2,835,428        2,835,428
                                                   ----------   ----------       ----------
      Total fixed maturity securities               6,014,185    6,054,128        6,054,128
                                                   ----------   ----------       ----------

Equity securities:
   Common stocks:
      Public utilities                                  2,583        3,087            3,087
      Banks, trusts and insurance companies            60,794       75,423           75,423
      Industrial, miscellaneous and all other         426,779      518,394          518,394
   Nonredeemable preferred stocks                       3,591        2,756            2,756
                                                   ----------   ----------       ----------
      Total equity securities                         493,747      599,660          599,660
                                                   ----------   ----------       ----------

Mortgage loans on real estate                       1,247,183       xxxxxx        1,247,183
Real estate (2)                                           694       xxxxxx              694
Policy loans                                          321,063       xxxxxx          321,063
Other investments                                     203,462       xxxxxx          203,462
Private equity investments                            339,341       xxxxxx          410,649
Derivative investments                                 11,584       xxxxxx           11,584
Fixed maturity securities on loan                     596,078       xxxxxx          612,118
Equity securities on loan                              50,335       xxxxxx           61,665
                                                   ----------                    ----------
      Total                                         2,769,740       xxxxxx        2,868,418
                                                   ----------                    ----------
Total investments                                  $9,277,672       xxxxxx       $9,522,206
                                                   ==========                    ==========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                                       AS OF DECEMBER 31,
                                   ----------------------------------------------------------
                                                  FUTURE POLICY
                                    DEFERRED        BENEFITS,                    OTHER POLICY
                                     POLICY      LOSSES, CLAIMS                   CLAIMS AND
                                   ACQUISITION   AND SETTLEMENT     UNEARNED       BENEFITS
       SEGMENT                        COSTS       EXPENSES (1)    PREMIUMS (2)      PAYABLE
----------------------             -----------   --------------   ------------   ------------
2007:
   Life insurance                    $640,808      $2,991,140       $222,637       $232,343
   Accident and health insurance       66,883         728,949         42,345         30,588
   Annuity                            186,659       3,545,495             76             78
                                     --------      ----------       --------       --------
                                     $894,350      $7,265,584       $265,058       $263,009
                                     ========      ==========       ========       ========

2006:
   Life insurance                    $636,082      $2,899,758       $222,080       $199,244
   Accident and health insurance       67,863         725,059         44,017         26,211
   Annuity                            168,636       3,573,357             42             48
                                     --------      ----------       --------       --------
                                     $872,581      $7,198,174       $266,139       $225,503
                                     ========      ==========       ========       ========

2005:
   Life insurance                    $607,463      $2,807,696       $197,776       $180,688
   Accident and health insurance       63,685         704,302         29,877         24,812
   Annuity                            152,609       3,568,234             31             57
                                     --------      ----------       --------       --------
                                     $823,757      $7,080,232       $227,684       $205,557
                                     ========      ==========       ========       ========

                                                              FOR THE YEARS ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------------
                                                                               AMORTIZATION
                                                                 BENEFITS,      OF DEFERRED
                                                    NET       CLAIMS, LOSSES      POLICY        OTHER
                                     PREMIUM     INVESTMENT   AND SETTLEMENT    ACQUISITION   OPERATING     PREMIUMS
       SEGMENT                     REVENUE (3)     INCOME      EXPENSES (5)        COSTS       EXPENSES    WRITTEN (4)
----------------------             -----------   ----------   --------------   ------------   ---------   ------------
2007:
   Life insurance                  $1,646,730     $302,117      $1,465,331       $135,180     $466,856
   Accident and health insurance      161,056       12,477          72,427         18,032       91,294
   Annuity                            147,161      207,776         193,856         28,300      137,693
                                   ----------     --------      ----------       --------     --------        ---
                                   $1,954,947     $522,370      $1,731,614       $181,512     $695,843        $--
                                   ==========     ========      ==========       ========     ========        ===

2006:
   Life insurance                  $1,476,332     $276,838      $1,336,912       $140,362     $433,882        $--
   Accident and health insurance      144,927       12,187          62,727         17,126       83,475         --
   Annuity                            135,099      211,375         193,909         27,144      124,959         --
                                   ----------     --------      ----------       --------     --------        ---
                                   $1,756,358     $500,400      $1,593,548       $184,632     $642,316        $--
                                   ==========     ========      ==========       ========     ========        ===

2005:
   Life insurance                  $1,314,171     $269,231      $1,164,212       $123,387     $427,570        $--
   Accident and health insurance      127,013       11,143          49,012         15,527       73,887         --
   Annuity                            136,646      206,639         207,339         23,596      123,477         --
                                   ----------     --------      ----------       --------     --------        ---
                                   $1,577,830     $487,013      $1,420,563       $162,510     $624,934        $--
                                   ==========     ========      ==========       ========     ========        ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                 (In thousands)

                                                                                                    PERCENTAGE
                                                          CEDED TO    ASSUMED FROM                   OF AMOUNT
                                             GROSS         OTHER          OTHER           NET         ASSUMED
                                            AMOUNT       COMPANIES      COMPANIES       AMOUNT        TO NET
                                         ------------   -----------   ------------   ------------   ----------
2007: Life insurance in force            $475,804,865   $75,404,207   $158,001,860   $558,402,518      28.3%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $    965,515   $    93,133   $    405,267   $  1,277,649      31.7%
         Accident and health insurance        232,066        85,676         14,666        161,056       9.1%
         Annuity                               29,286            --             --         29,286       0.0%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,226,867   $   178,809   $    419,933   $  1,467,991      28.6%
                                         ============   ===========   ============   ============

2006: Life insurance in force            $419,319,492   $63,028,552   $154,997,537   $511,288,477      30.3%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $    834,505   $    67,063   $    364,099   $  1,131,541      32.2%
         Accident and health insurance        220,054        85,416         10,289        144,927       7.1%
         Annuity                               32,354            --            117         32,471       0.4%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,086,913   $   152,479   $    374,505   $  1,308,939      28.6%
                                         ============   ===========   ============   ============

2005: Life insurance in force            $365,941,212   $54,429,939   $131,535,964   $443,047,237      29.7%
                                         ============   ===========   ============   ============
      Premiums:
         Life insurance                  $    756,902   $    53,260   $    309,714   $  1,013,356      30.6%
         Accident and health insurance        202,025        75,772            760        127,013       0.6%
         Annuity                               43,426            --             41         43,467       0.1%
                                         ------------   -----------   ------------   ------------
            Total premiums               $  1,002,353   $   129,032   $    310,515   $  1,183,836      26.2%
                                         ============   ===========   ============   ============

See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number        Caption in Other Information

    24.            Financial Statements and Exhibits

    25.            Directors and Officers of the Depositor

    26.            Persons Controlled by or Under Common Control with the
                     Depositor or Registrant

    27.            Number of Contract Owners

    28.            Indemnification

    29.            Principal Underwriters

    30.            Location of Accounts and Records

    31.            Management Services

    32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2007, are included in Part B of this filing and consist of the following:


      1.    Report of Independent Registered Public Accounting Firm.

      2.    Statements of Assets and Liabilities, as of December 31, 2007.

      3.    Statements of Operations, year or period ended December 31, 2007.

      4. Statements of Changes in Net Assets, years or periods ended December 31, 2007 and 2006.

      5.    Notes to Financial Statements.


(b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


      1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and Subsidiaries.

      2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2007 and 2006.

      3. Consolidated Statements of Operations - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2007, 2006 and 2005.

      4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2007, 2006 and 2005.

      5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2007, 2006 and 2005.

      6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2007, 2006 and 2005.

      7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2007.

      8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2007, 2006 and 2005.

      9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2007, 2006 and 2005.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as this exhibit 24(c)(1) to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed on July 2, 2002 as exhibit 24(c)(3)(a) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.


               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006, as exhibit 24(c)(3)(c) to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 06-70147 Rev 8-2007 previously filed on September
                    6, 2007 as exhibit 24(c)(4)(a) to Registrant's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Registrant's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Registrant's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (j) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (k) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

               (l) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

               (m) The Guaranteed Lifetime Withdrawal Benefit II-Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (n) The Guaranteed Lifetime Withdrawal Benefit II-Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 06-70148 previously filed on September 6, 2007 as exhibit 24(c)(5)(a) to Registrant's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as this exhibit 24(c)(6)(a) to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.


          8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Agreement, previously filed on September 7, 2007 as Exhibit 23(h)(3) to Advantus Series Fund, Inc.'s Form N-1A, File Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.

               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iii) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vii) Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                           Exhibit 24(c)(8)(b)(vii) to Variable Annuity
                           Account's Form N-4, File Number 333-136242,
                           Post-Effective Amendment Number 3, is hereby incorporated by reference.

                (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on
                     April 20, 2007 as Exhibit 26(h)(3) to Registrant's
                     Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.


                     (i)   First Amendment to Amended and Restated
                           Participation Agreement among Minnesota Life
                           Insurance Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.



                (c1) Amended and Restated Service Contract in connection with
                     Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V, previously filed on December 14, 2007 as exhibit 26(i)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed on February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                     (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (iii) Amendment No. 3 to the Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among Oppenheimer Variable Accounts Funds,
                           OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                           Exhibit 24(c)(8)(g)(vi) to Variable Annuity
                           Account's Form N-4, File Number 333-136242,
                           Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (iii) Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iii) Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (iii) Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (iii) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as
                           Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

               (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (aa) Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (bb) Participation Agreement among The Universal Institutional
                    Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


9.       Opinion and consent of Michael P. Boyle, Esq.


10.      Consent of KPMG LLP.


11.      Not applicable.

12.      Not applicable.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.

Item 25.  Directors and Officers of the Minnesota Life Insurance Company

Name and Principal                          Position and Offices
Business Address                            with Minnesota Life
------------------                          ------------------------------

Brian C. Anderson                           Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                            Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                              Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Jenean C. Cordon                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John J. Coughlan                            Director
XATA Corporation
151 E. Cliff Road
Burnsville, MN  55337

Susan L. Ebertz                             Vice President - Group Insurance
Minnesota Life Insurance Company            Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                             Senior Vice President - Life
Minnesota Life Insurance Company            Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                           Vice President - Individual
Minnesota Life Insurance Company            Underwriting and Claims
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                               Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437



John F. Grundhofer                          Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Thomas A. Gustafson                         Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mark B. Hier                                Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                              Director
4623 McDonald Drive Overlook
Stillwater, MN   55082


James E. Johnson                            Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Wilford J. Kavanaugh                        Vice President - Securian
Minnesota Life Insurance Company            Distribution Management
400 Robert Street North
St. Paul, MN  55101


Daniel H. Kruse                             Second Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


David J. LePlavy                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Anthony J. Martins                          Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                         Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                           Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert M. Olafson                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


H. Geoffrey Peterson                        Vice President

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Kathleen L. Pinkett                         Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Dennis E. Prohofsky                         Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Dwayne C. Radel                             Director, Senior Vice President and
Minnesota Life Insurance Company            General Counsel
400 Robert Street North
St. Paul, MN  55101


Trudy A. Rautio                             Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                           Chairman, President and Chief
Minnesota Life Insurance Company            Executive Officer
400 Robert Street North
St. Paul, MN  55101


Gregory S. Strong                           Senior Vice President
Minnesota Life Insurance Company            and Treasurer
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                            Director, Executive Vice President
Minnesota Life Insurance Company            & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                           Director, Executive Vice President
Minnesota Life Insurance Company            and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Lafayette Litho, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network Insurance Agency, Inc. (Massachusetts)

Wholly-owned Subsidiaries of CNL Financial Corporation:

         Cherokee National Life Insurance Company (Georgia)
         CNL/Insurance America, Inc. (Georgia)
         CNL/Resource Marketing Corporation (Georgia)
         Commodore National Reinsurance Company, Ltd.

Majority-owned Subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.

Fifty percent-owned Subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 4, 2008, the number of holders of Securities of this class were as follows:

      Title of Class          Number of Record Holders
      --------------          ------------------------
Variable Annuity Contracts-
     multioption Extra                 301


ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account


               Minnesota Life Individual Variable Universal Life Account

               Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

     (b)  Directors and Officers of Securian Financial Services, Inc.:


                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
------------------                                 ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Lynda S. Czarnetzki                                Vice President-Financial
Securian Financial Services, Inc.                  Management and Treasurer
400 Robert Street North
St. Paul, MN 55101

Dwayne C. Radel                                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Richard A. Diehl                                   Vice President and Chief
Securian Financial Services, Inc.                  Investment Officer
400 Robert Street North
St. Paul, MN 55101

Scott C. Thorson                                   Vice President-Operations
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                               Vice President-Business and
Securian Financial Services, Inc.                 Market Development
400 Robert Street North
St. Paul, MN 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
- -----------         ----------------   ---------------   -----------   ------------

Securian Financial,
 Services Inc.          $26,840,979            ---              ---           ---

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-140230, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                   SIGNATURES



As required by the Securities Act of 1933 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 28th day of April, 2008.



                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)

                                   By             /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer



As required by the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and the State of Minnesota, on the 28th day of April, 2008.



                                       MINNESOTA LIFE INSURANCE COMPANY

                                    By            /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                    Date
              ---------                        -----                                    ----
/s/ Robert L. Senkler                          Chairman, President and                  April 28, 2008
----------------------------------------       Chief Executive Officer
Robert L. Senkler

*                                              Director
----------------------------------------
Mary K. Brainerd

                                               Director
----------------------------------------
John W. Castro

*                                              Director
----------------------------------------
John J. Coughlan

*                                              Director
----------------------------------------
Sara H. Gavin

*                                              Director
----------------------------------------
John F. Grundhofer

                                               Director
----------------------------------------
John H. Hooley

*                                              Director
----------------------------------------
Dennis E. Prohofsky

*                                              Director
----------------------------------------
Dwayne C. Radel

*                                              Director
----------------------------------------
Trudy A. Rautio

*                                              Director
----------------------------------------
Randy F. Wallake

*                                              Director
----------------------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                          Executive Vice President                 April 28, 2008
----------------------------------------       and Chief Financial Officer
Warren J. Zaccaro                              (chief financial officer)

/s/ Warren J. Zaccaro                          Executive Vice President                 April 28, 2008
----------------------------------------       and Chief Financial Officer
Warren J. Zaccaro                              (chief accounting officer)

/s/ Gregory S. Strong                          Senior Vice President, Chief             April 28, 2008
----------------------------------------       Actuary and Treasurer (treasurer)
Gregory S. Strong

/s/ Dwayne C. Radel                            Director and Attorney-in-Fact            April 28, 2008
----------------------------------------
Dwayne C. Radel


* Pursuant to power of attorney dated February 11, 2008, a copy of which is filed herewith.

                                  EXHIBIT INDEX


EXHIBIT NUMBER   DESCRIPTION OF EXHIBIT
--------------   ----------------------
9.               Opinion and consent of Michael P. Boyle, Esq.

10.              Consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.